                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  May 1, 2005 - July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  99.9% COMMON STOCK                                      6,821,273   8,172,524
   0.0% U.S. TREASURY OBLIGATION                                697         697
--------------------------------------------------------------------------------
  99.9% TOTAL INVESTMENTS                                 6,821,970   8,173,221
   1.5% COLLATERAL INVESTED FOR SECURITIES ON LOAN          121,360     121,360
 (1.4)% OTHER ASSETS AND LIABILITIES, NET                              (110,573)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                              8,184,008

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK  99.9% of net assets

       AUTOMOBILES & COMPONENTS  0.7%
       -------------------------------------------------------------------------
     @ Cooper Tire & Rubber Co.    47,155                                    949
       Dana Corp.    109,323                                               1,718
       Delphi Corp.    411,590                                             2,181
     @ Ford Motor Co.    1,345,361                                        14,449
     @ General Motors Corp.    410,995                                    15,133
     o Goodyear Tire & Rubber Co.    128,972                               2,245
       Harley-Davidson, Inc.    204,641                                   10,885
       Johnson Controls, Inc.    138,948                                   7,981
       Visteon Corp.    92,917                                               827
                                                                     -----------
                                                                          56,368

       BANKS  7.3%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    260,155                                         7,261
   (7) Bank of America Corp.    2,912,885                                127,002
       BB&T Corp.    399,101                                              16,690
       Comerica, Inc.    124,500                                           7,607
       Compass Bancshares, Inc.    89,989                                  4,338
       Countrywide Financial Corp.    424,410                             15,279
       Fannie Mae    698,636                                              39,026
       Fifth Third Bancorp    376,310                                     16,219
     @ First Horizon National Corp.    90,291                              3,683
       Freddie Mac    500,041                                             31,642
       Golden West Financial Corp.    203,748                             13,268
       Huntington Bancshares, Inc.    170,082                              4,242
       KeyCorp, Inc.    296,811                                           10,163
       M&T Bank Corp.    68,002                                            7,379
       Marshall & Ilsley Corp.    153,566                                  7,052
       MGIC Investment Corp.    68,850                                     4,722
       National City Corp.    429,741                                     15,862
       North Fork Bancorp., Inc.    332,954                                9,120
       PNC Financial Services Group, Inc.    206,254                      11,307
     @ Regions Financial Corp.    339,163                                 11,409
       Sovereign Bancorp, Inc.    266,346                                  6,390
       SunTrust Banks, Inc.    248,083                                    18,040
       Synovus Financial Corp.    226,015                                  6,683
       U.S. Bancorp    1,327,500                                          39,905
       Wachovia Corp.    1,140,250                                        57,446
     @ Washington Mutual, Inc.    635,005                                 26,975
       Wells Fargo & Co.    1,220,516                                     74,866
       Zions Bancorp.    65,453                                            4,678
                                                                     -----------
                                                                         598,254

       CAPITAL GOODS  8.8%
       -------------------------------------------------------------------------
       3M Co.    558,903                                                  41,918
       American Power Conversion Corp.    132,223                          3,717
       American Standard Cos., Inc.    130,511                             5,779
       The Boeing Co.    600,430                                          39,634
       Caterpillar, Inc.    494,727                                       26,671
       Cooper Industries Ltd., Class A    67,339                           4,349
       Cummins, Inc.    31,599                                             2,700
       Danaher Corp.    201,637                                           11,181
       Deere & Co.    177,330                                             13,039
       Dover Corp.    149,143                                              6,154
       Eaton Corp.    110,859                                              7,244
       Emerson Electric Co.    301,347                                    19,829
       Fluor Corp.    60,965                                               3,890
       General Dynamics Corp.    146,309                                  16,853
  =(2) General Electric Co.    7,671,719                                 264,674
       Goodrich Corp.    87,770                                            3,883
       Honeywell International, Inc.    617,799                           24,267
       Illinois Tool Works, Inc.    196,866                               16,862
       Ingersoll-Rand Co., Class A    120,688                              9,434
       ITT Industries, Inc.    67,380                                      7,169

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       L-3 Communications Holdings, Inc.    84,076                         6,577
       Lockheed Martin Corp.    294,168                                   18,356
       Masco Corp.    317,163                                             10,755
     o Navistar International Corp.    47,654                              1,627
       Northrop Grumman Corp.    259,931                                  14,413
       Paccar, Inc.    126,841                                             9,160
       Pall Corp.    88,179                                                2,731
       Parker Hannifin Corp.    87,123                                     5,726
       Raytheon Co.    331,979                                            13,057
       Rockwell Automation, Inc.    129,352                                6,663
       Rockwell Collins, Inc.    130,499                                   6,368
       Textron, Inc.    99,019                                             7,344
       Tyco International Ltd.    1,460,777                               44,510
       United Technologies Corp.    742,961                               37,668
       W.W. Grainger, Inc.    61,411                                       3,827
                                                                     -----------
                                                                         718,029

       COMMERCIAL SERVICES & SUPPLIES  0.9%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.    157,296                            1,350
     o Apollo Group, Inc., Class A    119,077                              8,949
       Avery Dennison Corp.    70,854                                      4,015
       Cendant Corp.    761,283                                           16,261
     @ Cintas Corp.    110,756                                             4,910
       Equifax, Inc.    94,993                                             3,458
       H&R Block, Inc.    120,195                                          6,846
     o Monster Worldwide, Inc.    87,145                                   2,647
       Pitney Bowes, Inc.    169,031                                       7,535
       R.R. Donnelley & Sons Co.    155,734                                5,614
       Robert Half International, Inc.    118,552                          4,018
       Waste Management, Inc.    413,553                                  11,629
                                                                     -----------
                                                                          77,232

       CONSUMER DURABLES & APPAREL  1.3%
       -------------------------------------------------------------------------
     @ Black & Decker Corp.    58,423                                      5,276
       Brunswick Corp.    69,935                                           3,256
       Centex Corp.    91,215                                              6,748
     o Coach, Inc.    275,402                                              9,669
       D.R. Horton, Inc.    109,506                                        4,499
     @ Eastman Kodak Co.    209,230                                        5,595
       Fortune Brands, Inc.    105,184                                     9,945
       Hasbro, Inc.    123,478                                             2,709
       Jones Apparel Group, Inc.    89,387                                 2,733
       KB Home    57,206                                                   4,686
     @ Leggett & Platt, Inc.    139,942                                    3,539
       Liz Claiborne, Inc.    78,899                                       3,283
       Mattel, Inc.    298,832                                             5,573
       Maytag Corp.    57,384                                                968
       Newell Rubbermaid, Inc.    202,003                                  5,024
       Nike, Inc., Class B    166,798                                     13,978
       Pulte Homes, Inc.    83,562                                         7,823
       Reebok International Ltd.    38,425                                 1,625
       Snap-On, Inc.    41,696                                             1,530
       The Stanley Works    55,209                                         2,701
       VF Corp.    72,345                                                  4,271
       Whirlpool Corp.    48,566                                           3,884
                                                                     -----------
                                                                         109,315

       DIVERSIFIED FINANCIALS  7.5%
       -------------------------------------------------------------------------
       American Express Co.    850,204                                    46,761
       The Bank of New York Co., Inc.    569,328                          17,524
       The Bear Stearns Cos., Inc.    83,150                               8,490
       Capital One Financial Corp.    181,875                             15,005
     / The Charles Schwab Corp.    827,315                                11,334
       CIT Group, Inc.    154,296                                          6,811
   (4) Citigroup, Inc.    3,762,932                                      163,688
     o E*TRADE Financial Corp.    271,454                                  4,210
       Federated Investors, Inc., Class B    70,248                        2,244
       Franklin Resources, Inc.    144,876                                11,709
       Goldman Sachs Group, Inc.    319,746                               34,366
       Janus Capital Group, Inc.    153,887                                2,311
       JPMorgan Chase & Co.    2,547,362                                  89,514
       Lehman Brothers Holdings, Inc.    201,810                          21,216
       MBNA Corp.    909,264                                              22,877
       Mellon Financial Corp.    309,831                                   9,438
       Merrill Lynch & Co., Inc.    683,738                               40,190
       Moody's Corp.    200,623                                            9,492
       Morgan Stanley    793,109                                          42,074
       Northern Trust Corp.    150,388                                     7,640
       Principal Financial Group, Inc.    214,839                          9,442
     o Providian Financial Corp.    213,939                                4,043
       SLM Corp.    303,420                                               15,623
       State Street Corp.    239,343                                      11,905
       T. Rowe Price Group, Inc.    91,058                                 6,042
                                                                     -----------
                                                                         613,949

       ENERGY  8.9%
       -------------------------------------------------------------------------
     @ Amerada Hess Corp.    63,012                                        7,427
       Anadarko Petroleum Corp.    169,544                                14,979
       Apache Corp.    240,181                                            16,428
       Baker Hughes, Inc.    245,064                                      13,856
       BJ Services Co.    118,486                                          7,226
       Burlington Resources, Inc.    279,541                              17,921
       ChevronTexaco Corp.    1,518,942                                   88,114
       ConocoPhillips    1,007,077                                        63,033
       Devon Energy Corp.    342,615                                      19,217
       El Paso Corp.    469,411                                            5,633
       EOG Resources, Inc.    173,509                                     10,601
   (1) Exxon Mobil Corp.    4,604,554                                    270,518
       Halliburton Co.    364,883                                         20,452
       Kerr-McGee Corp.    85,211                                          6,835

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Kinder Morgan, Inc.    77,416                                       6,879
       Marathon Oil Corp.    266,557                                      15,556
     o Nabors Industries Ltd.    104,716                                   6,854
     o National-Oilwell Varco, Inc.    124,631                             6,524
       Noble Corp.    97,873                                               6,575
       Occidental Petroleum Corp.    288,233                              23,716
     o Rowan Cos., Inc.    76,166                                          2,602
       Schlumberger Ltd.    427,206                                       35,774
       Sunoco, Inc.    50,853                                              6,394
     o Transocean, Inc.    234,674                                        13,243
       Unocal Corp.    194,806                                            12,633
       Valero Energy Corp.    184,836                                     15,301
       Williams Cos., Inc.    417,767                                      8,873
       XTO Energy, Inc.    259,954                                         9,122
                                                                     -----------
                                                                         732,286

       FOOD & STAPLES RETAILING  2.9%
       -------------------------------------------------------------------------
       Albertson's, Inc.    268,611                                        5,724
       Costco Wholesale Corp.    345,361                                  15,876
       CVS Corp.    585,089                                               18,155
     o Kroger Co.    532,264                                              10,566
     @ Safeway, Inc.    326,767                                            7,940
       Supervalu, Inc.    98,602                                           3,491
       Sysco Corp.    461,746                                             16,651
  =(9) Wal-Mart Stores, Inc.    2,423,286                                119,589
       Walgreen Co.    740,288                                            35,430
                                                                     -----------
                                                                         233,422

       FOOD BEVERAGE & TOBACCO  4.8%
       -------------------------------------------------------------------------
     @ Altria Group, Inc.    1,499,194                                   100,386
       Anheuser-Busch Cos., Inc.    561,224                               24,890
     @ Archer-Daniels-Midland Co.    455,764                              10,455
       Brown-Forman Corp., Class B    62,941                               3,679
     @ Campbell Soup Co.    238,568                                        7,360
       The Coca-Cola Co.    1,637,140                                     71,641
       Coca-Cola Enterprises, Inc.    261,852                              6,154
       ConAgra Foods, Inc.    361,183                                      8,202
     o Constellation Brands, Inc., Class A    79,644                       2,182
       General Mills, Inc.    268,538                                     12,729
       H.J. Heinz Co.    255,087                                           9,382
       Hershey Foods Corp.    158,410                                     10,118
       Kellogg Co.    253,875                                             11,503
       McCormick & Co., Inc.    97,082                                     3,377
       Molson Coors Brewing Co., Class B    57,263                         3,590
       The Pepsi Bottling Group, Inc.    145,868                           4,254
       PepsiCo, Inc.    1,212,896                                         66,139
       Reynolds American, Inc.    85,302                                   7,106
       Sara Lee Corp.    574,358                                          11,447
       UST, Inc.    120,597                                                5,550
       Wm. Wrigley Jr. Co.    141,231                                     10,047
                                                                     -----------
                                                                         390,191

       HEALTH CARE EQUIPMENT & SERVICES  4.9%
       -------------------------------------------------------------------------
       Aetna, Inc.    212,422                                             16,441
       AmerisourceBergen Corp.    77,535                                   5,566
       Bausch & Lomb, Inc.    39,240                                       3,322
       Baxter International, Inc.    453,179                              17,796
       Becton Dickinson & Co.    184,862                                  10,236
       Biomet, Inc.    171,394                                             6,535
     o Boston Scientific Corp.    548,426                                 15,877
       C.R. Bard, Inc.    76,747                                           5,126
     @ Cardinal Health, Inc.    309,682                                   18,451
     o Caremark Rx, Inc.    331,324                                       14,770
       CIGNA Corp.    92,709                                               9,897
     o Express Scripts, Inc.    108,366                                    5,668
     o Fisher Scientific International, Inc.    85,539                     5,735
       Guidant Corp.    231,124                                           15,901
       HCA, Inc.    306,520                                               15,096
       Health Management Associates, Inc., Class A    177,653              4,228
     o Hospira, Inc.    114,593                                            4,383
     o Humana, Inc.    116,336                                             4,636
       IMS Health, Inc.    169,420                                         4,613
     o Laboratory Corp. of America Holdings    99,309                      5,032
       Manor Care, Inc.    63,934                                          2,427
       McKesson Corp.    214,889                                           9,670
     o Medco Health Solutions, Inc.    200,461                             9,710
       Medtronic, Inc.    876,006                                         47,252
     o Millipore Corp.    35,916                                           2,201
       PerkinElmer, Inc.    92,402                                         1,939
       Quest Diagnostics    134,880                                        6,925
     o St. Jude Medical, Inc.    264,396                                  12,535
       Stryker Corp.    273,057                                           14,770
    @o Tenet Healthcare Corp.    340,998                                   4,140
     o Thermo Electron Corp.    115,139                                    3,438
     @ UnitedHealth Group, Inc.    917,097                                47,964
     o Waters Corp.    84,402                                              3,822
     o WellPoint, Inc.    444,638                                         31,454
     o Zimmer Holdings, Inc.    177,457                                   14,615
                                                                     -----------
                                                                         402,171

       HOTELS RESTAURANTS & LEISURE  1.5%
       -------------------------------------------------------------------------
     @ Carnival Corp.    382,047                                          20,019
     @ Darden Restaurants, Inc.    109,151                                 3,788
       Harrah's Entertainment, Inc.    128,838                            10,145
       Hilton Hotels Corp.    281,798                                      6,974
     @ International Game Technology    251,566                            6,883

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Marriott International, Inc., Class A    144,961                    9,925
       McDonald's Corp.    918,045                                        28,615
     o Starbucks Corp.    285,416                                         14,999
       Starwood Hotels & Resorts Worldwide, Inc.    155,650                9,856
       Wendy's International, Inc.    76,401                               3,950
       Yum! Brands, Inc.    209,584                                       10,972
                                                                     -----------
                                                                         126,126

       HOUSEHOLD & PERSONAL PRODUCTS  2.5%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    58,844                               2,655
       Avon Products, Inc.    346,989                                     11,350
       Clorox Co.    110,933                                               6,195
       Colgate-Palmolive Co.    378,426                                   20,034
       The Gillette Co.    719,548                                        38,618
       Kimberly-Clark Corp.    346,026                                    22,063
     = Procter & Gamble Co.    1,791,439                                  99,658
                                                                     -----------
                                                                         200,573

       INSURANCE  4.4%
       -------------------------------------------------------------------------
       ACE Ltd.    200,222                                                 9,252
       AFLAC, Inc.    367,025                                             16,553
       The Allstate Corp.    485,016                                      29,712
       AMBAC Financial Group, Inc.    78,924                               5,670
  (10) American International Group, Inc.    1,878,535                   113,088
       AON Corp.    230,870                                                5,873
     @ Chubb Corp.    139,794                                             12,417
       Cincinnati Financial Corp.    119,238                               4,915
       Hartford Financial Services Group, Inc.    216,228                 17,421
       Jefferson-Pilot Corp.    99,671                                     5,000
       Lincoln National Corp.    127,432                                   6,155
       Loews Corp.    116,238                                              9,721
       Marsh & McLennan Cos., Inc.    388,634                             11,259
       MBIA, Inc.    98,991                                                6,013
       Metlife, Inc.    530,840                                           26,085
       The Progressive Corp.    145,136                                   14,469
       Prudential Financial, Inc.    377,839                              25,277
       Safeco Corp.    92,762                                              5,096
     @ The St. Paul Travelers Cos., Inc.    489,517                       21,549
       Torchmark Corp.    76,062                                           3,976
       UnumProvident Corp.    217,595                                      4,167
       XL Capital Ltd., Class A    97,114                                  6,975
                                                                     -----------
                                                                         360,643

       MATERIALS  3.0%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    165,958                           9,918
       Alcoa, Inc.    633,390                                             17,767
       Allegheny Technologies, Inc.    66,001                              1,919
       Ashland, Inc.    49,089                                             3,017
       Ball Corp.    78,520                                                2,980
       Bemis Co.    76,758                                                 2,073
       The Dow Chemical Co.    698,651                                    33,500
       E.I. du Pont de Nemours & Co.    720,427                           30,748
       Eastman Chemical Co.    56,985                                      3,156
       Ecolab, Inc.    161,466                                             5,422
       Engelhard Corp.    88,983                                           2,553
       Freeport-McMoran Copper & Gold, Inc., Class B    130,651            5,263
     @ Georgia-Pacific Corp.    188,386                                    6,433
     o Hercules, Inc.    83,082                                            1,163
       International Flavors & Fragrances, Inc.    61,547                  2,334
       International Paper Co.    360,290                                 11,385
       Louisiana-Pacific Corp.    78,564                                   2,107
       MeadWestvaco Corp.    135,970                                       3,973
       Monsanto Co.    195,682                                            13,183
       Newmont Mining Corp.    322,196                                    12,098
     @ Nucor Corp.    115,949                                              6,429
     o Pactiv Corp.    108,638                                             2,392
       Phelps Dodge Corp.    70,753                                        7,532
       PPG Industries, Inc.    126,871                                     8,250
       Praxair, Inc.    237,053                                           11,708
       Rohm & Haas Co.    141,362                                          6,511
     o Sealed Air Corp.    61,284                                          3,252
       Sigma-Aldrich Corp.    49,000                                       3,144
       Temple-Inland, Inc.    91,288                                       3,632
       United States Steel Corp.    82,581                                 3,522
       Vulcan Materials Co.    74,703                                      5,247
       Weyerhaeuser Co.    178,419                                        12,307
                                                                     -----------
                                                                         244,918

       MEDIA  3.6%
       -------------------------------------------------------------------------
       Clear Channel Communications, Inc.    369,666                      12,066
     o Comcast Corp., Class A    1,601,031                                49,200
     @ Dow Jones & Co., Inc.    48,444                                     1,818
       Gannett Co., Inc.    176,139                                       12,851
     o Interpublic Group of Cos., Inc.    305,375                          3,817
     @ Knight-Ridder, Inc.    51,245                                       3,206
       The McGraw-Hill Cos., Inc.    273,947                              12,604
       Meredith Corp.    33,223                                            1,644
       New York Times Co., Class A    96,339                               3,037
       News Corp, Inc., Class A    2,096,610                              34,342
       Omnicom Group, Inc.    134,088                                     11,380
     o Time Warner, Inc.    3,389,284                                     57,686
     @ Tribune Co.    216,516                                              7,903
    @o Univision Communications, Inc., Class A    215,122                  6,084
       Viacom, Inc., Class B    1,167,198                                 39,089

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       The Walt Disney Co.    1,481,546                                   37,987
                                                                     -----------
                                                                         294,714

       PHARMACEUTICALS & BIOTECHNOLOGY  8.3%
       -------------------------------------------------------------------------
       Abbott Laboratories    1,123,100                                   52,370
     @ Allergan, Inc.    96,248                                            8,602
     o Amgen, Inc.    895,102                                             71,384
       Applied Biosystems Group -- Applera
       Corp.    140,718                                                    2,930
     o Biogen Idec, Inc.    244,461                                        9,605
       Bristol-Myers Squibb Co.    1,415,450                              35,358
     o Chiron Corp.    105,689                                             3,829
       Eli Lilly & Co.    820,300                                         46,199
     o Forest Laboratories, Inc.    249,610                                9,964
     o Genzyme Corp.    180,854                                           13,457
     o Gilead Sciences, Inc.    330,507                                   14,810
   (6) Johnson & Johnson    2,153,746                                    137,754
     o King Pharmaceuticals, Inc.    175,760                               1,960
     o Medimmune, Inc.    179,120                                          5,089
       Merck & Co., Inc.    1,599,288                                     49,674
       Mylan Laboratories, Inc.    198,866                                 3,452
   (5) Pfizer, Inc.    5,385,550                                         142,717
       Schering-Plough Corp.    1,068,432                                 22,245
     o Watson Pharmaceuticals, Inc.    78,356                              2,617
       Wyeth    971,495                                                   44,446
                                                                     -----------
                                                                         678,462

       REAL ESTATE  0.6%
       -------------------------------------------------------------------------
       Apartment Investment & Management Co.,
       Class A    68,308                                                   3,006
       Archstone-Smith Trust    143,563                                    6,101
       Equity Office Properties Trust    294,224                          10,430
       Equity Residential    205,662                                       8,309
       Plum Creek Timber Co., Inc.    130,750                              4,949
       ProLogis    134,711                                                 6,138
       Simon Property Group, Inc.    157,402                              12,551
                                                                     -----------
                                                                          51,484

       RETAILING  4.3%
       -------------------------------------------------------------------------
     o Autonation, Inc.    167,749                                         3,622
     o AutoZone, Inc.    47,899                                            4,667
     o Bed, Bath & Beyond, Inc.    215,781                                 9,904
       Best Buy Co., Inc.    216,999                                      16,622
    @o Big Lots, Inc.    81,458                                            1,057
       Circuit City Stores, Inc.    139,855                                2,552
       Dillards, Inc., Class A    51,706                                   1,182
       Dollar General Corp.    218,187                                     4,434
     o eBay, Inc.    879,913                                              36,763
       Family Dollar Stores, Inc.    120,990                               3,122
     @ Federated Department Stores, Inc.    123,452                        9,366
       The Gap, Inc.    545,896                                           11,524
       Genuine Parts Co.    127,453                                        5,836
       Home Depot, Inc.    1,552,460                                      67,548
       J.C. Penney Co., Inc. Holding Co.    192,587                       10,812
     o Kohl's Corp.    234,784                                            13,230
       Limited Brands, Inc.    281,350                                     6,859
       Lowe's Cos., Inc.    560,270                                       37,101
       The May Department Stores Co.    213,513                            8,765
       Nordstrom, Inc.    179,814                                          6,655
     o Office Depot, Inc.    227,985                                       6,470
       OfficeMax, Inc.    40,901                                           1,215
       RadioShack Corp.    114,074                                         2,677
     o Sears Holdings Corp.    70,816                                     10,922
       The Sherwin-Williams Co.    93,814                                  4,466
       Staples, Inc.    538,045                                           12,251
       Target Corp.    641,285                                            37,675
       Tiffany & Co.    103,725                                            3,530
       TJX Cos., Inc.    340,741                                           8,011
                                                                     -----------
                                                                         348,838

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.4%
       -------------------------------------------------------------------------
     o Advanced Micro Devices, Inc.    283,770                             5,698
    @o Altera Corp.    271,760                                             5,943
       Analog Devices, Inc.    270,262                                    10,594
     o Applied Materials, Inc.    1,190,104                               21,969
     o Applied Micro Circuits Corp.    226,301                               681
     o Broadcom Corp., Class A    214,591                                  9,178
     o Freescale Semiconductor, Inc., Class B    293,057                   7,546
   (8) Intel Corp.    4,471,229                                          121,349
     o KLA-Tencor Corp.    142,649                                         7,375
       Linear Technology Corp.    224,066                                  8,707
     o LSI Logic Corp.    279,453                                          2,728
       Maxim Integrated Products, Inc.    230,618                          9,656
     o Micron Technology, Inc.    446,898                                  5,309
       National Semiconductor Corp.    254,908                             6,299
     o Novellus Systems, Inc.    102,601                                   2,960
     o Nvidia Corp.    121,599                                             3,291
     o PMC -- Sierra, Inc.    124,154                                      1,221
     o Teradyne, Inc.    141,180                                           2,193
       Texas Instruments, Inc.    1,206,587                               38,321
       Xilinx, Inc.    243,871                                             6,914
                                                                     -----------
                                                                         277,932

       SOFTWARE & SERVICES  5.3%
       -------------------------------------------------------------------------
     @ Adobe Systems, Inc.    353,397                                     10,475

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    @o Affiliated Computer Services, Inc.,
       Class A    90,287                                                   4,512
       Autodesk, Inc.    166,429                                           5,690
       Automatic Data Processing, Inc.    421,935                         18,738
     o BMC Software, Inc.    163,936                                       3,130
     o Citrix Systems, Inc.    122,971                                     2,930
     @ Computer Associates International, Inc.    391,113                 10,736
     o Computer Sciences Corp.    134,404                                  6,153
     o Compuware Corp.    281,860                                          2,376
     o Convergys Corp.    80,604                                           1,173
     o Electronic Arts, Inc.    219,886                                   12,665
       Electronic Data Systems Corp.    374,987                            7,713
       First Data Corp.    563,653                                        23,189
     o Fiserv, Inc.    139,646                                             6,196
     o Intuit, Inc.    136,763                                             6,565
     o Mercury Interactive Corp.    61,461                                 2,420
  =(3) Microsoft Corp.    7,268,193                                      186,138
     o Novell, Inc.    274,122                                             1,667
     o Oracle Corp.    3,202,663                                          43,492
     o Parametric Technology Corp.    195,843                              1,351
       Paychex, Inc.    258,902                                            9,038
     @ Sabre Holdings Corp., Class A    100,239                            1,925
     o Siebel Systems, Inc.    374,453                                     3,145
     o SunGard Data Systems, Inc.    201,665                               7,238
     o Symantec Corp.    852,481                                          18,729
     o Unisys Corp.    247,170                                             1,599
     o Yahoo! Inc.    949,458                                             31,655
                                                                     -----------
                                                                         430,638

       TECHNOLOGY HARDWARE & EQUIPMENT  6.8%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    85,840                              2,244
     o Agilent Technologies, Inc.    316,633                               8,308
     o Andrew Corp.    92,465                                              1,016
     o Apple Computer, Inc.    598,627                                    25,531
     o Avaya, Inc.    355,135                                              3,669
     o CIENA Corp.    415,874                                                932
     o Cisco Systems, Inc.    4,626,568                                   88,599
     o Comverse Technology, Inc.    145,026                                3,668
     o Corning, Inc.    1,048,291                                         19,970
     o Dell, Inc.    1,751,183                                            70,870
     o EMC Corp.    1,750,742                                             23,968
     o Gateway, Inc.    138,671                                              552
       Hewlett-Packard Co.    2,090,549                                   51,469
       International Business Machines Corp.    1,167,949                 97,477
     o Jabil Circuit, Inc.    135,348                                      4,221
     o JDS Uniphase Corp.    1,042,083                                     1,574
     o Lexmark International, Inc., Class A    88,583                      5,554
    @o Lucent Technologies, Inc.    3,226,168                              9,453
       Molex, Inc.    124,543                                              3,517
       Motorola, Inc.    1,779,756                                        37,695
     o NCR Corp.    136,007                                                4,721
     o Network Appliance, Inc.    268,254                                  6,843
     o QLogic Corp.    67,869                                              2,107
       Qualcomm, Inc.    1,183,244                                        46,726
     o Sanmina -- SCI Corp.    382,687                                     1,829
       Scientific-Atlanta, Inc.    111,931                                 4,309
     o Solectron Corp.    710,559                                          2,729
     o Sun Microsystems, Inc.    2,474,588                                 9,502
       Symbol Technologies, Inc.    146,879                                1,710
       Tektronix, Inc.    61,968                                           1,553
     o Tellabs, Inc.    337,722                                            3,283
     o Xerox Corp.    701,424                                              9,266
                                                                     -----------
                                                                         554,865

       TELECOMMUNICATION SERVICES  3.2%
       -------------------------------------------------------------------------
     @ Alltel Corp.    239,172                                            15,905
       AT&T Corp.    580,115                                              11,486
       BellSouth Corp.    1,325,534                                       36,585
       CenturyTel, Inc.    99,175                                          3,409
       Citizens Communications Co.    244,691                              3,215
     o Nextel Communications, Inc., Class A    808,087                    28,121
     o Qwest Communications International,
       Inc.    1,231,883                                                   4,706
     @ SBC Communications, Inc.    2,389,162                              58,415
     @ Sprint Corp. (FON Group)    1,075,511                              28,931
       Verizon Communications, Inc.    2,001,576                          68,514
                                                                     -----------
                                                                         259,287

       TRANSPORTATION  1.6%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.    275,044                      14,921
       CSX Corp.    156,758                                                7,139
     o Delta Air Lines, Inc.    85,908                                       254
       FedEx Corp.    220,334                                             18,528
       Norfolk Southern Corp.    293,191                                  10,910
       Ryder Systems, Inc.    46,429                                       1,810
     @ Southwest Airlines Co.    538,130                                   7,636
       Union Pacific Corp.    191,808                                     13,486
       United Parcel Service, Inc., Class B    806,790                    58,872
                                                                     -----------
                                                                         133,556

       UTILITIES  3.4%
       -------------------------------------------------------------------------
     o The AES Corp.    475,800                                            7,637
     o Allegheny Energy, Inc.    119,176                                   3,396
       Ameren Corp.    148,738                                             8,273
       American Electric Power Co., Inc.    280,301                       10,848

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Calpine Corp.    386,437                                            1,283
       Centerpoint Energy, Inc.    213,695                                 2,936
       Cinergy Corp.    141,044                                            6,227
     o CMS Energy Corp.    160,430                                         2,541
       Consolidated Edison, Inc.    177,442                                8,546
       Constellation Energy Group, Inc.    128,317                         7,726
       Dominion Resources, Inc.    245,129                                18,105
       DTE Energy Co.    123,143                                           5,788
       Duke Energy Corp.    670,298                                       19,801
     o Dynegy, Inc., Class A    242,973                                    1,351
       Edison International    237,771                                     9,720
       Entergy Corp.    151,749                                           11,827
       Exelon Corp.    487,134                                            26,071
       FirstEnergy Corp.    240,634                                       11,979
       FPL Group, Inc.    287,387                                         12,392
     @ KeySpan Corp.    126,461                                            5,146
       Nicor, Inc.    31,870                                               1,301
       NiSource, Inc.    197,349                                           4,794
       Peoples Energy Corp.    25,872                                      1,116
       PG&E Corp.    263,892                                               9,930
       Pinnacle West Capital Corp.    66,777                               3,058
       PPL Corp.    138,695                                                8,541
     @ Progress Energy, Inc.    181,122                                    8,080
       Public Service Enterprise Group, Inc.    173,557                   11,160
       Sempra Energy    174,053                                            7,397
     @ The Southern Co.    539,184                                        18,866
       TECO Energy, Inc.    145,055                                        2,750
       TXU Corp.    173,287                                               15,014
       Xcel Energy, Inc.    292,166                                        5,671
                                                                     -----------
                                                                         279,271

                                                         FACE
       SECURITY                                         AMOUNT          VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
       U.S. TREASURY OBLIGATION  0.0% of net assets

     = U.S. Treasury Bill
        2.92%, 09/15/05                                       700            697

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $6,894,586, and the unrealized gains and losses were $2,364,997 and $(1,086,362), respectively.

The fund's portfolio holdings include $116,905 of securities on loan.

                                                         FACE
       SECURITY                                         AMOUNT          VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       1.5% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  0.3%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
           3.38%, 08/17/05                                 24,052         24,052
       SHORT-TERM INVESTMENTS  1.2%
       -------------------------------------------------------------------------
       Societe Generale, Time Deposit
           3.31%, 08/01/05                                    600            600

       SECURITY AND NUMBER OF SHARES

       Institutional Money Market Trust    96,708,057                     96,708
                                                                     -----------
                                                                          97,308

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF          CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE          GAIN
FUTURES CONTRACTS

S&P 500 Index, e-mini Futures,
Long Expires 09/16/05                         25          1,546           42

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS  as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 >  Security is valued at fair value

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
  99.3%  COMMON STOCK                                1,272,244        1,724,459
   0.0%  U.S. TREASURY OBLIGATIONS                         324              324
--------------------------------------------------------------------------------
  99.3%  TOTAL INVESTMENTS                           1,272,568        1,724,783
  13.4%  COLLATERAL INVESTED FOR SECURITIES ON LOAN    233,431          233,431
(12.7)%  OTHER ASSETS AND LIABILITIES, NET                             (220,431)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,737,783

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK  99.3% of net assets

       AUTOMOBILES & COMPONENTS  1.0%
       -------------------------------------------------------------------------
       American Axle & Manufacturing Holdings, Inc.    81,491              2,245
       ArvinMeritor, Inc.    111,512                                       2,127
       Bandag, Inc.    28,835                                              1,330
       Cooper Tire & Rubber Co.    123,914                                 2,493
       Modine Manufacturing Co.    56,964                                  2,055
       Sauer-Danfoss, Inc.    74,383                                       1,464
     @ Superior Industries International, Inc.    40,700                     950
     o Tenneco Automotive, Inc.    69,569                                  1,312
     o Transpro, Inc.     --                                                  --
       Visteon Corp.    214,603                                            1,910
       Winnebago Industries, Inc.    52,121                                2,011
                                                                     -----------
                                                                          17,897

       BANKS  8.6%
       -------------------------------------------------------------------------
       1st Source Corp.    25,256                                            636
    @o Accredited Home Lenders Holding Co.    32,349                       1,537
       Alabama National Bancorp    26,948                                  1,869
       Amcore Financial, Inc.    46,330                                    1,466
       Amegy Bancorp, Inc.    105,372                                      2,400
       Anchor Bancorp Wisconsin, Inc.    42,249                            1,349
       Bancfirst Corp.    13,400                                           1,143
       Bancorpsouth, Inc.    99,075                                        2,306
       Bank Mutual Corp.    103,383                                        1,144
     @ Bank of the Ozarks, Inc.    14,214                                    476
       BankAtlantic Bancorp, Inc., Class A    98,682                       1,770
     @ BankUnited Financial Corp., Class A    46,833                       1,236
       Boston Private Financial Holdings, Inc.    40,001                   1,146
       Brookline Bancorp, Inc.    93,022                                   1,489
       Capital City Bank Group, Inc.    856                                   32
       Capitol Bancorp Ltd.    5,656                                         201
       Central Pacific Financial Co.    43,700                             1,595
       Charter Financial Corp.    8,641                                      302
       CharterMac    82,419                                                1,904
       Chemical Financial Corp.    39,439                                  1,317
       Chittenden Corp.    60,161                                          1,762
       Citizens Banking Corp. Michigan    49,123                           1,555
       City Holding Co.    16,587                                            636
       The Commercial Capital Bancorp, Inc.    82,933                      1,645
       Commercial Federal Corp.    62,282                                  2,111
       Community Bank System, Inc.    47,421                               1,140
       Community Trust Bancorp, Inc.    16,832                               564
       Corus Bankshares, Inc.    50,072                                    3,142
       CVB Financial Corp.    96,258                                       2,069
       Dime Community Bancshares, Inc.    61,698                           1,001
     = Downey Financial Corp.    46,321                                    3,587
       Fidelity Bankshares, Inc.    38,816                                 1,217
       First Charter Corp.    55,321                                       1,369
       First Citizens BancShares, Inc., Class A    17,099                  2,873
       First Commonwealth Financial Corp.    104,689                       1,460
       First Community Bancorp    25,716                                   1,318
       First Financial Bancorp    72,503                                   1,308
       First Financial Bancshares, Inc.    34,221                          1,228
       First Financial Corp. Indiana    12,276                               381
       First Merchants Corp.    1,407                                         38

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       First Midwest Bancorp, Inc. Illinois    68,286                      2,548
       First Niagra Financial Group, Inc.    184,377                       2,716
       First Republic Bank    39,354                                       1,491
     o FirstFed Financial Corp.    27,172                                  1,698
     @ Flagstar Bancorp., Inc.    71,461                                   1,317
       FNB Corp.    76,618                                                 1,513
       Frontier Financial Corp.    46,278                                  1,368
       Glacier Bancorp, Inc.    50,660                                     1,447
       Gold Banc Corp., Inc.    64,513                                       981
       Greater Bay Bancorp    84,847                                       2,226
       Hancock Holding Co.    53,847                                       2,023
       Hanmi Financial Corp.    80,657                                     1,532
       Harbor Florida Bancshares, Inc.    39,408                           1,512
       Harleysville National Corp.    39,818                                 894
       Hudson United Bancorp    69,545                                     2,914
       IBERIABANK Corp.    788                                                53
       Independent Bank Corp. Michigan    32,612                           1,007
       Integra Bank Corp.    24,853                                          578
       Irwin Financial Corp.    46,881                                     1,034
       MAF Bancorp., Inc.    51,924                                        2,290
       Main Street Banks, Inc.    32,147                                     898
       MB Financial, Inc.    44,932                                        1,869
       Mid-State Bancshares    39,695                                      1,226
       National Penn Bancshares, Inc.    66,217                            1,802
       NBT Bancorp., Inc.    53,981                                        1,343
       NetBank, Inc.    2,524                                                 24
     @ NewAlliance Bancshares, Inc.    150,359                             2,173
       Northwest Bancorp, Inc.    79,433                                   1,699
     o Ocwen Financial Corp.    5,428                                         42
       Old National Bancorp.    110,006                                    2,393
       Oriental Financial Group    36,703                                    585
       Pacific Capital Bancorp.    67,394                                  2,306
       Park National Corp.    15,671                                       1,784
       PFF Bancorp, Inc.    46,151                                         1,428
       PrivateBancorp, Inc.    32,341                                      1,195
       Prosperity Bancshares, Inc.    36,900                               1,137
       Provident Bankshares Corp.    51,575                                1,754
       Provident Financial Services, Inc.    119,531                       2,111
       Provident New York Bancorp    34,695                                  409
       R&G Financial Corp., Class B    48,931                                773
       Republic Bancorp, Inc.    110,432                                   1,634
       S&T Bancorp, Inc.    44,227                                         1,759
       Sandy Spring Bancorp, Inc.    20,522                                  709
       Santander BanCorp    62,724                                         1,753
     o Signature Bank NY    13,610                                           409
       Simmons First National Corp., Class A    6,969                        190
       Sterling Bancorp NY    6,075                                          137
       Sterling Bancshares, Inc. Texas    74,305                           1,167
       Sterling Financial Corp. Pennsylvania    43,378                       966
     o Sterling Financial Corp. Washington    35,922                       1,402
       Suffolk Bancorp    13,284                                             443
       Susquehanna Bancshares, Inc.    73,915                              1,982
     o SVB Financial Group    59,036                                       3,031
     o Texas Capital Bancshares, Inc.    27,994                              661
       Texas Regional Bancshares, Inc., Class A    75,472                  2,239
       Tompkins Trustco, Inc.    1,078                                        51
       Trustco Bank Corp. NY    124,675                                    1,662
       Trustmark Corp.    80,763                                           2,308
       UMB Financial Corp.    36,502                                       2,345
       Umpqua Holdings Corp.    68,608                                     1,710
       United Bankshares, Inc.    54,663                                   2,067
       United Community Banks, Inc. Georgia    55,840                      1,589
       USB Holding Co., Inc.    3,378                                         84
       WesBanco, Inc.    35,948                                            1,110
       Westamerica Bancorp.    52,530                                      2,876
       Wintrust Financial Corp.    33,997                                  1,823
                                                                     -----------
                                                                         149,922

       CAPITAL GOODS  8.1%
       -------------------------------------------------------------------------
       A.O. Smith Corp., Class B    48,501                                 1,310
     o AAR Corp.    2,978                                                     53
     o Actuant Corp., Class A    41,796                                    1,945
       Acuity Brands, Inc.    66,532                                       1,941
     o AGCO Corp.    141,475                                               2,927
       Albany International Corp., Class A    54,871                       1,923
       American Woodmark Corp.    24,836                                     874
       Applied Industrial Technologies, Inc.    48,176                     1,721
     o Armor Holdings, Inc.    51,936                                      2,123
     o Aviall, Inc.    53,799                                              1,821
       Baldor Electric Co.    50,973                                       1,276
       Barnes Group, Inc.    38,333                                        1,305
     o BE Aerospace, Inc.    89,014                                        1,560
       Bucyrus International, Inc., Class A    31,365                      1,337
     o Ceradyne, Inc.    37,620                                            1,199
       Clarcor, Inc.    79,718                                             2,487
       Crane Co.    97,717                                                 3,044
     o Cuno, Inc.    26,594                                                1,914
       Curtiss-Wright Corp.    33,562                                      2,061
     o DRS Technologies, Inc.    45,943                                    2,389
     o Dycom Industries, Inc.    79,923                                    1,950
       EDO Corp.    28,745                                                   887
       ElkCorp    31,569                                                   1,051
     o EMCOR Group, Inc.    24,901                                         1,282
     o EnerSys    70,313                                                     983

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Engineered Support Systems, Inc.    62,491                          2,311
     o EnPro Industries, Inc.    32,969                                    1,002
     o ESCO Technologies, Inc.    21,994                                   2,411
     o Esterline Technologies Corp.    44,500                              1,902
       Federal Signal Corp.    77,416                                      1,355
     o Flowserve Corp.    86,629                                           2,933
       Franklin Electric Co., Inc.    39,087                               1,701
     o Gardner Denver, Inc.    33,500                                      1,377
     @ GATX Corp.    81,695                                                3,088
    @o GenCorp, Inc.    86,400                                             1,743
     o Genlyte Group, Inc.    45,300                                       2,327
     o GrafTech International Ltd.    86,915                                 451
       Granite Construction, Inc.    64,901                                2,221
     o Griffon Corp.    48,590                                             1,256
     o Hexcel Corp.    83,795                                              1,448
     o Jacuzzi Brands, Inc.    116,861                                     1,268
       JLG Industries, Inc.    72,800                                      2,282
       Kaydon Corp.    44,235                                              1,365
       Kennametal, Inc.    60,398                                          2,871
       Lennox International, Inc.    97,421                                2,379
       Lincoln Electric Holdings, Inc.    64,671                           2,368
       Manitowoc Co., Inc.    44,287                                       2,022
     o Mastec, Inc.    4,867                                                  48
     o McDermott International, Inc.    107,475                            2,546
     o Mercury Computer Systems, Inc.    34,900                              967
     o Moog, Inc., Class A    64,585                                       2,039
       Mueller Industries, Inc.    54,847                                  1,606
       NACCO Industries, Inc., Class A    13,602                           1,572
     o NCI Building Systems, Inc.    32,106                                1,240
       Nordson Corp.    44,104                                             1,472
     o Quanta Services, Inc.    207,064                                    2,178
       Regal Beloit Corp.    37,606                                        1,185
     o Sequa Corp., Class A    16,914                                      1,242
    @o The Shaw Group, Inc.    123,985                                     2,371
     = Simpson Manufacturing Co., Inc.    74,968                           2,873
       Stewart & Stevenson Services, Inc.    47,391                        1,097
     o Surebeam Corp., Class A    132,000                                     --
       Tecumseh Products Co., Class A    29,407                              882
     o Teledyne Technologies, Inc.    55,100                               2,091
       Toro Co.    4,014                                                     162
       Tredegar Corp.    60,275                                              971
    @o Trex Co., Inc.    21,900                                              644
     @ Trinity Industries, Inc.    56,568                                  2,096
     o Triumph Group, Inc.    25,569                                       1,032
       UAP Holding Corp.    23,771                                           461
     o United Rentals, Inc.    119,975                                     2,232
       Universal Forest Products, Inc.    26,426                           1,320
     o URS Corp.    69,911                                                 2,618
    @o USG Corp.    66,943                                                 3,273
       Valmont Industries, Inc.    39,547                                  1,036
       Vicor Corp.    9,998                                                  131
       Wabash National Corp.    48,368                                     1,040
     @ Walter Industries, Inc.    56,614                                   2,520
       Watsco, Inc.    35,995                                              1,705
       Watts Water Technologies, Inc., Class A    51,400                   1,876
    @o WESCO International, Inc.    76,376                                 2,601
       Westinghouse Air Brake Technologies Corp.   75,421                  1,843
       Woodward Governor Co.    19,618                                     1,760
       York International Corp.    64,904                                  2,773
                                                                     -----------
                                                                         140,947

       COMMERCIAL SERVICES & SUPPLIES  3.9%
       -------------------------------------------------------------------------
       ABM Industries, Inc.    77,753                                      1,524
     o Asset Acceptance Capital Corp.    41,999                            1,148
       Banta Corp.    41,268                                               1,970
       Brady Corp., Class A    84,191                                      2,879
     o Bright Horizons Family Solutions, Inc.    44,724                    2,047
       CDI Corp.    20                                                         1
       Central Parking Corp.    7,761                                        113
     o Century Business Services, Inc.    45,049                             205
     o Coinstar, Inc.    38,400                                              790
     o Consolidated Graphics, Inc.    22,600                                 963
    @o Corinthian Colleges, Inc.    141,593                                1,944
     o Corrections Corp. of America    55,388                              2,082
     o CoStar Group, Inc.    27,094                                        1,287
     o DeVry, Inc.    109,400                                              2,176
     o DiamondCluster International, Inc., Class A    56,926                 541
       Educate, Inc.    18,438                                               285
     o FTI Consulting, Inc.    68,508                                      1,651
       G&K Services, Inc., Class A    37,698                               1,500
     o Heidrick & Struggles International, Inc.    31,660                    949
       IKON Office Solutions, Inc.    176,138                              1,691
     o Imagistics International, Inc.    24,900                              750
       Jackson Hewitt Tax Service, Inc.    62,312                          1,577
       John H. Harland Co.    45,960                                       1,775
       Kelly Services, Inc., Class A    32,564                               991
       Knoll, Inc.    52,147                                                 956
     o Korn/Ferry International    66,400                                  1,321
     o Labor Ready, Inc.    69,376                                         1,645
    >o Mascotech, Inc. escrow security    107,500                             --
       Mine Safety Appliances Co.    61,380                                3,001
     o Navigant Consulting, Inc.    72,843                                 1,457
     o NCO Group, Inc.    52,752                                           1,075
     o PHH Corp.    80,478                                                 2,277
     o Portfolio Recovery Associates, Inc.    26,600                       1,123
     @ Pre-Paid Legal Services, Inc.    24,671                             1,166
     o Resources Connection, Inc.    71,746                                2,152
       Rollins, Inc.    113,415                                            2,369
     o School Specialty, Inc.    29,600                                    1,389

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o SIRVA, Inc.    107,519                                              1,144
     o Sotheby's Holdings, Inc., Class A    104,676                        1,571
       The Standard Register Co.    16,674                                   254
       Strayer Education, Inc.    23,085                                   2,272
     o TeleTech Holdings, Inc.    126,536                                  1,031
     o Tetra Tech, Inc.    52,803                                            794
     o United Stationers, Inc.    51,428                                   2,667
     o Universal Technical Institute, Inc.    29,095                         943
       Viad Corp.    36,668                                                1,128
    =o Waste Connections, Inc.    80,889                                   2,912
       Watson Wyatt & Co. Holdings    54,393                               1,502
                                                                     -----------
                                                                          66,988

       CONSUMER DURABLES & APPAREL  3.5%
       -------------------------------------------------------------------------
    @o Alliance Gaming Corp.    85,169                                     1,304
       American Greetings Corp., Class A    111,754                        2,843
     o Blount International, Inc.    47,175                                  829
       Blyth, Inc.    64,116                                               1,788
       Brookfield Homes Corp.    32,666                                    1,627
       Brown Shoe Co., Inc.    30,000                                      1,184
       Callaway Golf Co.    96,381                                         1,445
     o Carter's, Inc.    46,829                                            2,850
     o Champion Enterprises, Inc.    115,399                               1,392
     o DHB Industries, Inc.    34,812                                        265
     @ Ethan Allen Interiors, Inc.    55,645                               1,836
       Furniture Brands International, Inc.    85,832                      1,645
     o Helen of Troy Ltd.    45,582                                        1,068
     o Jarden Corp.    63,971                                              2,454
       K-Swiss, Inc., Class A    49,600                                    1,675
     o K2, Inc.    48,468                                                    645
       Kellwood Co.    40,528                                                985
       Kenneth Cole Productions, Inc., Class A    50                           1
       Kimball International, Inc., Class B    57,855                        780
     @ La-Z-Boy, Inc.    87,091                                            1,164
    @o Leapfrog Enterprises, Inc.    93,455                                1,165
       Levitt Corp., Class A    26,188                                       839
       M/I Homes, Inc.    21,726                                           1,295
       Marine Products Corp.    26,877                                       379
       Maytag Corp.    120,419                                             2,031
     @ Nautilus Group, Inc.    53,996                                      1,504
    @o Oakley, Inc.    113,194                                             2,114
       Oxford Industries, Inc.    26,900                                   1,265
       Phillips-Van Heusen Corp.    50,975                                 1,728
     o RC2 Corp.    26,121                                                 1,066
       Russell Corp.    51,200                                               969
       SCP Pool Corp.    68,300                                            2,489
     o Skechers USA, Inc., Class A    56,178                                 924
     @ Technical Olympic USA, Inc.    92,866                               2,621
       Tupperware Corp.    96,976                                          2,068
     o The Warnaco Group, Inc.    68,963                                   1,679
     o WCI Communities, Inc.    70,100                                     2,381
     o William Lyon Homes    15,377                                        1,928
       Wolverine World Wide, Inc.    101,065                               2,223
     o Yankee Candle Co., Inc.    77,927                                   2,361
                                                                     -----------
                                                                          60,809

       DIVERSIFIED FINANCIALS  1.8%
       -------------------------------------------------------------------------
       Advanta Corp., Class A    13,339                                      370
       Blackrock, Inc., Class A    30,814                                  2,619
       Cash America International, Inc.    44,470                            926
       Cohen & Steers, Inc.    31,675                                        695
    @o CompuCredit Corp.    76,089                                         2,882
    @o Credit Acceptance Corp.    32,698                                     441
       Financial Federal Corp.    28,581                                   1,100
     @ Gabelli Asset Management, Inc., Class A    38,069                   1,723
     @ Greenhill & Co., Inc.    50,382                                     1,933
     o Investment Technology Group, Inc.    77,397                         1,983
     o Knight Capital Group, Inc.    180,650                               1,427
    @o LaBranche & Co., Inc.    93,781                                       712
    @o Ladenburg Thalmann Financial Services, Inc.    8,552                    5
     o Metris Cos., Inc.    96,006                                         1,426
       MoneyGram International, Inc.    131,867                            2,775
       National Financial Partners Corp.    55,278                         2,501
    =o Nelnet, Inc., Class A    85,848                                     3,258
     o Piper Jaffray Cos.    30,339                                        1,044
       Waddell & Reed Financial, Inc., Class A    129,350                  2,513
     o World Acceptance Corp.    17,387                                      472
                                                                     -----------
                                                                          30,805

       ENERGY  6.3%
       -------------------------------------------------------------------------
     o Atlas America, Inc.    3,900                                          163
     o Atwood Oceanics, Inc.    23,624                                     1,610
       Berry Petroleum Co., Class A    34,932                              1,991
     o Bill Barrett Corp.    64,823                                        2,074
     @ BP Prudhoe Bay Royalty Trust    33,544                              2,492
     @ Buckeye Partners L.P.    41,475                                     1,972
       Cabot Oil & Gas Corp.    82,102                                     3,327
       CARBO Ceramics, Inc.    25,028                                      2,175
  o(2) Cimarex Energy Co.    126,287                                       5,296
     o Comstock Resources, Inc.    57,921                                  1,604
     @ Dorchester Minerals L.P.    21,350                                    516
     o Enbridge Energy Management LLC    16,597                              920
     o Encore Acquisition Co.    76,720                                    2,420
     o Energy Partners Ltd.    51,107                                      1,352

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Frontier Oil Corp.    89,184                                        2,499
     o Global Industries Ltd.    188,071                                   1,845
    @o Grey Wolf, Inc.    300,503                                          2,305
     o Hanover Compressor Co.    148,758                                   2,163
       Holly Corp.    54,170                                               2,536
     o Houston Exploration Co.    46,788                                   2,704
     @ Hugoton Royalty Trust    43,493                                     1,344
     o Hydril Co.    34,423                                                2,209
     o KCS Energy, Inc.    76,744                                          1,507
     o Key Energy Services, Inc.    216,231                                2,833
    @o KFX, Inc.    55,886                                                   965
     o Lone Star Technologies, Inc.    47,976                              2,448
     @ Magellan Midstream Partners    74,098                               2,616
     o Maverick Tube Corp.    66,691                                       2,212
     o NS Group, Inc.    34,792                                            1,477
     o Oceaneering International, Inc.    40,530                           1,739
     o Offshore Logistics, Inc.    37,843                                  1,362
     o Oil States International, Inc.    81,480                            2,410
       OMI Corp.    144,399                                                2,604
     @ Pacific Energy Partners L.P.    25,990                                908
       Penn Virginia Corp.    30,193                                       1,629
     o Petroleum Development Corp.    26,944                               1,009
       Range Resources Corp.    112,016                                    3,421
     o Remington Oil & Gas Corp.    45,596                                 1,797
       Resource America, Inc., Class A    27,951                             506
       RPC, Inc.    56,324                                                 1,098
     o Seacor Holdings, Inc.    28,757                                     1,905
     o Spinnaker Exploration Co.    53,243                                 2,089
       St. Mary Land & Exploration Co.    98,860                           3,124
     o Stone Energy Corp.    41,812                                        2,225
     o Superior Energy Services, Inc.    119,490                           2,550
     o Swift Energy Co.    44,729                                          1,824
       TC Pipelines L.P.    27,461                                           938
     o Tetra Technologies, Inc.    34,319                                  1,368
     o Todco, Class A    99,877                                            3,067
     o Universal Compression Holdings, Inc.    48,587                      1,970
     @ Valero L.P.    10,283                                                 618
     o Veritas DGC, Inc.    53,765                                         1,656
  =(9) Vintage Petroleum, Inc.    108,000                                  3,794
     o W-H Energy Services, Inc.    43,764                                 1,374
     o Whiting Petroleum Corp.    44,669                                   1,785
       World Fuel Services Corp.    34,681                                   851
                                                                     -----------
                                                                         109,196

       FOOD & STAPLES RETAILING  0.7%
       -------------------------------------------------------------------------
       Casey's General Stores, Inc.    80,498                              1,752
       Longs Drug Stores Corp.    63,035                                   2,735
     o Performance Food Group Co.    72,768                                2,185
       Ruddick Corp.    77,382                                             2,133
       The Topps Co., Inc.    12,573                                         129
     o United Natural Foods, Inc.    48,149                                1,623
       Weis Markets, Inc.    44,852                                        1,830
                                                                     -----------
                                                                          12,387

       FOOD BEVERAGE & TOBACCO  1.3%
       -------------------------------------------------------------------------
       Chiquita Brands International, Inc.    64,000                       1,931
       Delta & Pine Land Co.    63,684                                     1,704
       Farmer Brothers Co.    6,673                                          156
       Flowers Foods, Inc.    65,808                                       1,658
     o Gold Kist, Inc.    54,909                                           1,120
     o Hain Celestial Group, Inc.    56,154                                1,114
       Lancaster Colony Corp.    58,597                                    2,592
       Lance, Inc.    4,685                                                   85
       Ralcorp Holdings, Inc.    45,866                                    1,972
       Sanderson Farms, Inc.    31,569                                     1,360
     = Seaboard Corp.    2,079                                             3,574
       Tootsie Roll Industries, Inc.    66,171                             2,070
       Universal Corp.    40,000                                           1,908
     @ Vector Group Ltd.    68,970                                         1,339
                                                                     -----------
                                                                          22,583

       HEALTH CARE EQUIPMENT & SERVICES  7.6%
       -------------------------------------------------------------------------
    =o Accredo Health, Inc.    76,354                                      3,457
 @o(5) Advanced Medical Optics, Inc.    101,894                            4,236
    @o Advanced Neuromodulation Systems, Inc.    30,969                    1,550
     o The Advisory Board Co.    28,000                                    1,461
     o Alderwoods Group, Inc.    2,040                                        33
     o Alliance Imaging, Inc.    75,290                                      773
     o American Healthways, Inc.    54,266                                 2,419
     o American Medical Systems Holdings, Inc.    111,464                  2,592
     o Amsurg Corp.    47,558                                              1,332
       Analogic Corp.    22,387                                            1,150
     o Apria Healthcare Group, Inc.    82,766                              2,792
       Arrow International, Inc.    66,700                                 2,098
     o Arthrocare Corp.    31,874                                          1,166
    @o Beverly Enterprises, Inc.    179,059                                2,272
     o Bio-Rad Laboratories, Inc., Class A    42,551                       2,554
     o Biosite, Inc.    23,322                                             1,285
     o Bruker BioSciences Corp.    43,500                                    181
     o Centene Corp.    67,690                                             1,983
 @o(3) Cerner Corp.    58,675                                              4,425
       Chemed Corp.    37,606                                              1,617
     o Conmed Corp.    47,704                                              1,436
     o Cross Country Healthcare, Inc.    2,519                                50
     o Cyberonics    38,996                                                1,506
     o Dendrite International, Inc.    66,922                              1,158
       Diagnostic Products Corp.    48,211                                 2,722
     o DJ Orthopedics, Inc.    9,670                                         237

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Eclipsys Corp.    77,364                                            1,313
     o eResearch Technology, Inc.    83,791                                1,261
    @o Foxhollow Technologies, Inc.    35,300                              1,811
     o Genesis HealthCare Corp.    32,984                                  1,483
     o Haemonetics Corp.    41,800                                         1,765
     o HealthExtras, Inc.    57,000                                        1,134
     o Hologic, Inc.    33,970                                             1,549
     o IDX Systems Corp.    45,606                                         1,459
     o Immucor, Inc.    71,437                                             1,962
     o Integra LifeSciences Holdings Corp.    44,648                       1,357
     o Intermagnetics General Corp.    43,353                              1,273
  o(7) Intuitive Surgical, Inc.    55,755                                  3,869
       Invacare Corp.    47,186                                            1,989
     o Kindred Healthcare, Inc.    61,113                                  2,245
     o Kyphon, Inc.    63,651                                              2,587
     o LabOne, Inc.    26,823                                              1,009
     o Laserscope    33,260                                                1,102
    =o LifePoint Hospitals, Inc.    74,641                                 3,490
     o Magellan Health Services, Inc.    40,393                            1,447
       Matthews International Corp., Class A    55,566                     2,167
       Mentor Corp.    70,133                                              3,489
     o Molina Healthcare, Inc.    44,813                                   1,073
       NDCHealth Corp.    4,519                                               81
     o Nektar Therapeutics    130,954                                      2,457
       Owens & Minor, Inc.    61,646                                       1,827
     o Parexel International Corp.    43,237                                 859
    =o Pediatrix Medical Group, Inc.    39,726                             3,115
     o Per-Se Technologies, Inc.    13,781                                   318
       PolyMedica Corp.    18,532                                            651
     o Priority Healthcare Corp., Class B    34,732                          955
     o PSS World Medical, Inc.    100,094                                  1,463
     o Psychiatric Solutions, Inc.    32,530                               1,567
     o RehabCare Group, Inc.    1,307                                         30
     o SFBC International, Inc.    24,874                                  1,001
    =o Sierra Health Services, Inc.    43,728                              2,949
     o Steris Corp.    112,792                                             3,065
       Stewart Enterprises, Inc., Class A    171,003                       1,284
    @o Sunrise Senior Living, Inc.    32,661                               1,731
     o Sybron Dental Specialties, Inc.    64,459                           2,369
     o Symmetry Medical, Inc.    46,857                                    1,168
     o Thoratec Corp.    92,580                                            1,529
     o United Surgical Partners International, Inc.    70,379              2,534
     o Varian, Inc.    57,713                                              2,163
    =o VCA Antech, Inc.    135,670                                         3,221
     o Ventana Medical Systems, Inc.    54,500                             2,341
     o Ventiv Health, Inc.    39,444                                         868
     o Viasys Healthcare, Inc.    19,142                                     476
     o VistaCare, Inc., Class A    16,463                                    344
     o WellCare Health Plans, Inc.    63,913                               2,449
       West Pharmaceutical Services, Inc.    56,350                        1,550
     o Wright Medical Group, Inc.    49,600                                1,283
                                                                     -----------
                                                                         132,967

       HOTELS RESTAURANTS & LEISURE  3.3%
       -------------------------------------------------------------------------
     o AFC Enterprises, Inc.    50,017                                       685
       Ameristar Casinos, Inc.    89,790                                   2,633
     o Argosy Gaming Co.    46,249                                         2,164
     o Aztar Corp.    54,200                                               1,804
     o Bluegreen Corp.    43,588                                             774
       Bob Evans Farms, Inc.    40,445                                     1,026
    =o CEC Entertainment, Inc.    58,891                                   2,256
       Cedar Fair L.P.    43,793                                           1,436
       Churchill Downs, Inc.    20,324                                       942
     @ CKE Restaurants, Inc.    95,250                                     1,234
       Domino's Pizza, Inc.    82,035                                      2,052
     o Gaylord Entertainment Co.    61,934                                 2,969
     o Great Wolf Resorts, Inc.    30,742                                    418
       IHOP Corp.    33,472                                                1,470
     o Isle of Capri Casinos, Inc.    46,292                               1,296
     o Jack in the Box, Inc.    60,436                                     2,299
     o La Quinta Corp.    295,480                                          2,659
       Landry's Restaurants, Inc.    45,707                                1,424
     o Life Time Fitness, Inc.    33,955                                   1,141
       Lone Star Steakhouse & Saloon, Inc.    36,349                       1,093
    @o P.F. Chang's China Bistro, Inc.    40,200                           2,291
    @o Panera Bread Co., Class A    47,322                                 2,756
    @o Papa John's International, Inc.    27,826                           1,199
     o Pinnacle Entertainment, Inc.    61,603                              1,331
     o Rare Hospitality International Inc.    53,116                       1,655
     o Red Robin Gourmet Burgers, Inc.    25,000                           1,501
       Ruby Tuesday, Inc.    98,363                                        2,461
     o Ryan's Restaurant Group, Inc.    68,990                               899
    @o Shuffle Master, Inc.    61,002                                      1,637
       Speedway Motorsports, Inc.    53,729                                2,122
     o Texas Roadhouse, Inc., Class A    54,915                            2,066
       Triarc Cos., Class B    101,248                                     1,591
     o Vail Resorts, Inc.    62,900                                        1,787
     o WMS Industries, Inc.    46,967                                      1,531
                                                                     -----------
                                                                          56,602

       HOUSEHOLD & PERSONAL PRODUCTS  0.9%
       -------------------------------------------------------------------------
     o Central Garden & Pet Co.    29,096                                  1,460
     o Chattem, Inc.    32,653                                             1,488
     o Elizabeth Arden, Inc.    46,659                                     1,124
    @o Ionatron, Inc.    76,735                                              545
    @o Manatech, Inc.    39,844                                              715
     o NBTY, Inc.    103,860                                               2,513

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Nu Skin Enterprises, Inc., Class A    99,489                        2,350
     o Playtex Products, Inc.    8,772                                        93
     o Revlon, Inc., Class A    588,763                                    2,202
    @o USANA Health Sciences, Inc.    31,986                               1,552
       WD-40 Co.    27,352                                                   786
                                                                     -----------
                                                                          14,828

       INSURANCE  3.4%
       -------------------------------------------------------------------------
       21st Century Insurance Group    126,896                             1,935
       Alfa Corp.    161,099                                               2,639
     o Arch Capital Group Ltd.    51,588                                   2,373
     o Argonaut Group, Inc.    49,800                                      1,197
       Baldwin & Lyons, Inc., Class B    8,744                               238
       Bristol West Holdings, Inc.    41,232                                 755
     o CNA Surety Corp.    71,600                                          1,038
       Commerce Group, Inc.    3,561                                         222
     o Danielson Holdings Corp.    114,075                                 1,472
       Delphi Financial Group, Inc., Class A    51,722                     2,509
       FBL Financial Group, Inc., Class A    47,368                        1,416
       Great American Financial Resources, Inc.    89,165                  1,752
       Harleysville Group, Inc.    53,942                                  1,189
     @ Hilb, Rogal & Hobbs Co.    57,319                                   1,943
       Horace Mann Educators Corp.    70,900                               1,417
       Infinity Property & Casualty Corp.    33,561                        1,189
       Kansas City Life Insurance Co.    21,370                            1,081
       Landamerica Financial Group, Inc.    30,845                         1,933
       The Midland Co.    33,629                                           1,271
     o National Western Life Insurance Co., Class A    5,594               1,147
     o Navigators Group, Inc.    2,773                                       102
     @ Odyssey Re Holdings Corp.    104,814                                2,659
       Ohio Casualty Corp.    101,777                                      2,600
    =o Philadelphia Consolidated Holding Co.    36,819                     3,057
     @ The Phoenix Cos., Inc.    155,172                                   1,955
     o ProAssurance Corp.    48,289                                        2,075
       RLI Corp.    41,340                                                 1,968
       Selective Insurance Group, Inc.    46,050                           2,293
       State Auto Financial Corp.    69,408                                2,183
       Stewart Information Services Corp.    27,927                        1,314
     o Triad Guaranty, Inc.    22,793                                      1,094
       UICI    76,831                                                      2,370
       United Fire & Casualty Co.    34,300                                1,536
     o Universal American Financial Corp.    89,527                        2,204
     o USI Holdings Corp.    81,071                                        1,040
       Zenith National Insurance Corp.    31,930                           2,224
                                                                     -----------
                                                                          59,390

       MATERIALS  5.2%
       -------------------------------------------------------------------------
       Albemarle Corp.    72,619                                           2,767
     @ Alliance Resource Partners L.P.    24,336                           2,043
       AMCOL International Corp.    46,576                                   925
     = Aptargroup, Inc.    60,297                                          3,006
       Arch Chemicals, Inc.    37,275                                        960
     o Buckeye Technologies, Inc.    20,009                                  193
       Cambrex Corp.    43,242                                               851
       Carpenter Technology Corp.    37,777                                2,366
     o Century Aluminum Co.    52,474                                      1,284
   (1) Chemtura Corp.    366,090                                           5,762
       Chesapeake Corp.    8,146                                             182
     @ Cleveland-Cliffs, Inc.    33,946                                    2,468
    @o Coeur D'Alene Mines Corp.    347,500                                1,234
       Compass Minerals International, Inc.    51,130                      1,301
       Eagle Materials, Inc.    31,173                                     3,201
       Ferro Corp.    69,401                                               1,561
    =o FMC Corp.    58,253                                                 3,523
       Foundation Coal Holdings, Inc.    69,624                            2,315
       Georgia Gulf Corp.    52,624                                        1,670
       Gibraltar Industries, Inc.    44,711                                1,072
       Glatfelter    72,680                                                  927
     o Graphic Packaging Corp.    328,644                                  1,265
       Greif, Inc., Class A    37,116                                      2,338
     @ H.B. Fuller Co.    47,383                                           1,636
     o Headwaters, Inc.    55,649                                          2,379
     o Hecla Mining Co.    135,100                                           561
    @o Hercules, Inc.    185,114                                           2,592
       Kronos Worldwide, Inc.    581                                          19
       Longview Fibre Co.    84,595                                        1,893
       MacDermid, Inc.    50,180                                           1,661
       Minerals Technologies, Inc.    32,285                               2,009
     @ Natural Resource Partners L.P.    21,966                            1,422
     o NL Industries, Inc.    88,023                                       1,540
       Olin Corp.    101,191                                               1,857
     o OM Group, Inc.    44,462                                            1,042
     o Oregon Steel Mills, Inc.    52,241                                  1,160
     @ Penn Virginia Resource Partners L.P.    16,568                        858
     o PolyOne Corp.    151,784                                            1,084
       Potlatch Corp.    48,887                                            2,826
       Quanex Corp.    40,839                                              2,491
       Reliance Steel & Aluminum Co.    52,407                             2,448
     @ Schnitzer Steel Industries, Inc., Class A    48,991                 1,401
       Sensient Technologies Corp.    74,547                               1,417
       Silgan Holdings, Inc.    30,696                                     1,763
       Spartech Corp.    48,885                                              916
     o Stillwater Mining Co.    147,127                                    1,201

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Symyx Technologies, Inc.    53,200                                  1,599
     o Terra Industries, Inc.    153,500                                   1,289
       Texas Industries, Inc.    34,151                                    2,515
       USEC, Inc.    139,599                                               2,190
     o W.R. Grace & Co.    77,800                                            650
       Wausau-Mosinee Paper Corp.    79,202                                  996
       Worthington Industries, Inc.    137,735                             2,435
                                                                     -----------
                                                                          91,064

       MEDIA  2.7%
       -------------------------------------------------------------------------
       Advo, Inc.    46,050                                                1,619
       Arbitron, Inc.    49,217                                            2,042
       Catalina Marketing Corp.    89,622                                  2,145
     o Cox Radio, Inc., Class A    67,472                                  1,063
     o Crown Media Holdings, Inc., Class A    21,696                         198
     o Cumulus Media, Inc., Class A    95,460                              1,205
    @o Emmis Communications Corp., Class A    54,139                       1,111
     o Entercom Communications Corp.    81,209                             2,576
     o Fisher Communications, Inc.    3,171                                  144
       Gray Television, Inc.    79,673                                     1,024
       Hearst-Argyle Television, Inc.    71,334                            1,788
       Hollinger International, Inc., Class A    125,480                   1,249
     o Insight Communications Co., Class A    96,120                       1,112
       Journal Communications, Inc., Class A    117,727                    1,884
     o Journal Register Co.    64,734                                      1,205
       Liberty Corp.    28,289                                             1,093
    @o Martha Stewart Living Omnimedia, Class A    81,100                  2,165
       Media General, Inc., Class A    38,377                              2,629
     o Mediacom Communications Corp., Class A    196,771                   1,375
     o Primedia, Inc.    425,749                                           1,814
     o ProQuest Co.    47,169                                              1,634
     o Radio One, Inc., Class A    164,537                                 2,170
     = The Reader's Digest Association, Inc., Class A    164,071           2,665
     o Salem Communications Corp., Class A    41,928                         842
     o Scholastic Corp.    64,888                                          2,399
       Sinclair Broadcast Group, Inc., Class A    141,487                  1,273
     o Spanish Broadcasting System, Class A    101,506                       873
    =o Valassis Communications, Inc.    85,762                             3,392
       Value Line, Inc.    18,105                                            676
       World Wrestling Entertainment, Inc.    94,294                       1,159
                                                                     -----------
                                                                          46,524

       PHARMACEUTICALS & BIOTECHNOLOGY  4.1%
       -------------------------------------------------------------------------
     o aaiPharma, Inc.    12,600                                               8
     o Abgenix, Inc.    139,245                                            1,444
     o Albany Molecular Research, Inc.    9,098                              141
    @o Alexion Pharmaceuticals, Inc.    41,356                             1,077
     o Alkermes, Inc.    140,224                                           2,173
       Alpharma, Inc., Class A    90,791                                   1,275
     o Andrx Corp.    120,555                                              2,236
    @o Atherogenics, Inc.    56,500                                          941
     o Celera Genomics Group -- Applera Corp.    120,958                   1,493
     o Connetics Corp.    60,003                                           1,123
    @o CV Therapeutics, Inc.    52,307                                     1,474
     o Encysive Pharmaceuticals, Inc.    52,943                              673
     o Enzo Biochem, Inc.    52,193                                          876
     o Enzon Pharmaceuticals, Inc.    1,537                                   12
    @o Eyetech Pharmaceuticals, Inc.    35,908                               408
    @o First Horizon Pharmaceutical Corp.    60,503                        1,288
     o Genzyme Corp.    222                                                   16
    @o Human Genome Sciences, Inc.    205,140                              3,005
    @o ICOS Corp.    105,140                                               2,651
    @o Idenix Pharmaceuticals, Inc.    33,859                                862
    @o Impax Laboratories, Inc.    88,648                                  1,410
     o Incyte Corp.    135,257                                             1,078
 =o(4) Kos Pharmaceuticals, Inc.    61,130                                 4,371
     o KV Pharmaceutical Co., Class A    76,401                            1,216
     o Ligand Pharmaceuticals, Inc., Class B    108,580                      847
    @o Martek Biosciences Corp.    47,168                                  2,056
    @o Medarex, Inc.    138,860                                            1,354
     o Medicines Co.    74,857                                             1,634
   @=o MGI Pharma, Inc.    111,363                                         3,040
     o Myriad Genetics, Inc.    48,680                                       857
    @o Nabi Biopharmaceuticals    90,613                                   1,358
     o Neurocrine Biosciences, Inc.    57,408                              2,846
    @o NitroMed, Inc.    46,434                                            1,079
    @o Onyx Pharmaceuticals, Inc.    54,114                                1,269
     o Par Pharmaceutical Cos., Inc.    53,100                             1,244
       Perrigo Co.    114,002                                              1,585
     o Pharmion Corp.    50,829                                            1,252
    =o Protein Design Labs, Inc.    155,921                                3,553
     o Regeneron Pharmaceuticals, Inc.    6,564                               63
     o Salix Pharmaceuticals Ltd.    55,200                                1,065
    @o Serologicals Corp.    49,800                                        1,145
     o SuperGen, Inc.    12                                                   --
    =o Techne Corp.    68,072                                              3,340
     o Telik, Inc.    79,491                                               1,351
     o Theravance, Inc.    54,044                                          1,135

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    @o United Therapeutics Corp.    32,333                                 1,725
     o Vertex Pharmaceuticals, Inc.    138,194                             2,204
     o Vicuron Pharmaceuticals, Inc.    92,471                             2,603
     o Zymogenetics, Inc.    63,117                                        1,119
                                                                     -----------
                                                                          70,975

       REAL ESTATE  7.4%
       -------------------------------------------------------------------------
     o Alexander's, Inc.    7,897                                          2,203
       Alexandria Real Estate Equities, Inc.    30,429                     2,448
       American Financial Realty Trust    182,692                          2,631
       American Home Mortgage Investment Corp.    62,878                   2,415
     o American Real Estate Partners L.P.    17,691                          691
       AMLI Residential Properties    39,808                               1,285
       Anthracite Capital, Inc.    83,413                                    997
       BioMed Realty Trust, Inc.    49,183                                 1,251
       Brandywine Realty Trust    84,006                                   2,722
     @ Capital Automotive Real Estate
       Investment Trust    68,100                                          2,674
       CarrAmerica Realty Corp.    75,216                                  2,921
       Colonial Properties Trust    44,441                                 2,107
       Commercial Net Lease Realty    81,282                               1,687
       Corporate Office Properties Trust SBI    56,653                     1,908
       Cousins Properties, Inc.    76,856                                  2,506
       Crescent Real Estate Equity Co.    143,023                          2,792
       CRT Properties, Inc.    48,900                                      1,351
       EastGroup Properties, Inc.    32,937                                1,430
       Entertainment Properties Trust    39,270                            1,789
       Equity Inns, Inc.    81,317                                         1,092
       Equity Lifestyle Properties, Inc.    35,810                         1,578
       Equity One, Inc.    81,784                                          1,946
       Essex Property Trust, Inc.    35,995                                3,307
     o FelCor Lodging Trust, Inc.    93,080                                1,447
       First Industrial Realty Trust    54,941                             2,268
       Gables Residential Trust    45,894                                  1,993
       Getty Realty Corp.    38,661                                        1,161
       Glenborough Realty Trust, Inc.    56,328                            1,181
     @ Glimcher Realty Trust    55,704                                     1,607
       Global Signal, Inc.    79,241                                       3,399
     @ Health Care Real Estate Investment Trust,
       Inc.    77,307                                                      3,023
       Healthcare Realty Trust, Inc.    69,452                             2,838
     @ Heritage Property Investment Trust    73,290                        2,726
       Highwoods Properties, Inc.    82,783                                2,620
       Home Properties, Inc.    52,219                                     2,391
     @ IMPAC Mortgage Holdings, Inc.    116,665                            2,053
       Inland Real Estate Corp.    72,719                                  1,206
     o Jones Lang LaSalle, Inc.    52,100                                  2,566
       Kilroy Realty Corp.    44,568                                       2,322
       LaSalle Hotel Properties    43,904                                  1,529
     @ Lexington Corp. Properties Trust    75,724                          1,816
       Maguire Properties, Inc.    66,833                                  2,002
     o MeriStar Hospitality Corp.    136,823                               1,220
       MFA Mortgage Investments, Inc.    125,920                             876
       Mid-America Apartment Communities, Inc.    31,980                   1,540
       National Health Investors, Inc.    43,136                           1,327
     @ Nationwide Health Properties, Inc.    102,452                       2,570
       Newcastle Investment Corp.    66,017                                2,040
     @ Novastar Financial, Inc.    42,199                                  1,710
       Parkway Properties, Inc.    22,100                                  1,183
       Pennsylvania Real Estate Investment
       Trust    37,445                                                     1,831
       Post Properties, Inc.    62,362                                     2,489
       Prentiss Properties Trust    65,986                                 2,670
       PS Business Parks, Inc.    34,224                                   1,589
       RAIT Investment Trust    39,573                                     1,254
       Redwood Trust, Inc.    36,088                                       1,960
       Saxon Capital, Inc.    78,154                                       1,258
       Senior Housing Properties Trust    107,347                          2,117
     @ Sovran Self Storage, Inc.    24,628                                 1,190
       Spirit Finance Corp.    65,970                                        776
       Sun Communities, Inc.    29,753                                     1,037
       Sunstone Hotel Investors, Inc.    42,230                            1,092
       Tanger Factory Outlet Centers    43,034                             1,239
       Taubman Centers, Inc.    78,307                                     2,783
     o Tejon Ranch Co.    24,796                                           1,522
     o Trammell Crow Co.    62,635                                         1,582
       U-store-it Trust    43,644                                            879
       W.P. Carey & Co. LLC    37,932                                      1,111
       Washington Real Estate Investment Trust    48,219                   1,550
                                                                     -----------
                                                                         128,274

       RETAILING  6.1%
       -------------------------------------------------------------------------
     o 99 Cents Only Stores    109,029                                     1,338
       Aaron Rents, Inc.    82,333                                         2,020
     o Aeropostale, Inc.    85,391                                         2,549
    =o AnnTaylor Stores Corp.    108,246                                   2,789
   (6) Bebe Stores    140,641                                              4,003
     o Big Lots, Inc.    185,198                                           2,402
     @ Blockbuster, Inc., Class A    283,923                               2,462
       The Buckle, Inc.    35,650                                          1,541
    @o Build-A-Bear Workshop, Inc.    29,183                                 700
       Building Material Holding Corp.    21,402                           1,778
       Burlington Coat Factory Warehouse Corp.    73,919                   3,033
    @o Cabela's, Inc., Class A    62,462                                   1,377

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       The Cato Corp., Class A    51,211                                   1,084
     o Charming Shoppes, Inc.    199,826                                   2,344
     o The Children's Place Retail Stores, Inc.    44,244                  2,022
       Christopher & Banks Corp.    55,937                                 1,057
     o Coldwater Creek, Inc.    93,431                                     2,587
     o Cost Plus, Inc.    32,921                                             742
     o CSK Auto Corp.    77,069                                            1,442
    @o Dick's Sporting Goods, Inc.    55,064                               2,187
     o Electronics Boutique Holdings Corp.    38,109                       2,464
       The Finish Line, Class A    75,643                                  1,368
     @ Fred's, Inc.    47,178                                                911
    @o GameStop Corp., Class A    88,897                                   3,054
     o Genesco, Inc.    36,511                                             1,361
     o Group 1 Automotive, Inc.    34,140                                    991
     o GSI Commerce, Inc.    60,646                                        1,135
     o Guess?, Inc.    72,187                                              1,689
    @o Guitar Center, Inc.    39,464                                       2,549
     o Hibbet Sporting Goods, Inc.    37,450                               1,499
     o HOT Topic, Inc.    70,651                                           1,204
    @o IAC/InterActiveCorp    111,771                                      2,984
     o Insight Enterprises, Inc.    75,537                                 1,541
     o Jo-Ann Stores, Inc.    34,401                                         947
     o Linens 'N Things, Inc.    70,762                                    1,857
    =o The Men's Wearhouse, Inc.    89,826                                 3,230
     @ Movie Gallery, Inc.    48,682                                       1,221
    @o NetFlix, Inc.    91,400                                             1,696
     o New York & Co, Inc.    71,672                                       1,687
    @o Overstock.com, Inc.    30,100                                       1,303
    =o The Pantry, Inc.    33,576                                          1,431
     o Payless Shoesource, Inc.    112,566                                 2,186
       Pep Boys-Manny, Moe & Jack    89,391                                1,215
       Pier 1 Imports, Inc.    137,189                                     1,951
    @o Priceline.com, Inc.    64,242                                       1,596
       Regis Corp.    65,500                                               2,735
    @o Select Comfort Corp.    62,937                                      1,341
       Sonic Automotive, Inc.    44,861                                    1,045
     o The Sports Authority, Inc.    41,100                                1,307
     o Stage Stores, Inc.    27,500                                        1,215
     o Stein Mart, Inc.    69,417                                          1,575
       Talbots, Inc.    93,769                                             3,204
     o TBC Corp.    34,844                                                   989
     o Too, Inc.    57,176                                                 1,475
     o Tractor Supply Co.    37,362                                        2,100
     o Tuesday Morning Corp.    64,481                                     2,277
       United Auto Group, Inc.    46,148                                   1,631
    =o Zale Corp.    81,259                                                2,763
                                                                     -----------
                                                                         106,184

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.7%
       -------------------------------------------------------------------------
     o Actel Corp.    6,536                                                  101
     o Advanced Energy Industries, Inc.    77                                  1
     o AMIS Holdings, Inc.    137,068                                      1,749
    @o Amkor Technology, Inc.    262,732                                   1,224
     o Applied Micro Circuits Corp.    514,663                             1,549
     o Asyst Technologies, Inc.    37,351                                    192
    @o Atheros Communications, Inc.    69,270                                746
     o Atmel Corp.    787,731                                              1,843
     o ATMI, Inc.    51,954                                                1,654
     o Axcelis Technologies, Inc.    165,541                               1,144
    @o Brooks Automation, Inc.    76,034                                   1,262
    @o Cabot Microelectronics Corp.    39,864                              1,199
       Cohu, Inc.    2,589                                                    64
     o Conexant Systems, Inc.    760,209                                   1,452
     o Credence Systems Corp.    159,414                                   1,736
    @o Cree, Inc.    121,396                                               3,599
    @o Cymer, Inc.    60,930                                               2,114
    @o Cypress Semiconductor Corp.    195,433                              2,806
     o DSP Group, Inc.    47,200                                           1,178
     o Entegris, Inc.    114,003                                           1,342
     o Exar Corp.    72,618                                                1,156
     o FEI Co.    55,046                                                   1,249
     o Formfactor, Inc.    57,251                                          1,497
     o Genesis Microchip, Inc.    1,189                                       30
    @o Integrated Circuit Systems, Inc.    120,214                         2,630
     o Integrated Device Technology, Inc.    175,763                       2,032
     o Kopin Corp.    73,817                                                 406
     o Lattice Semiconductor Corp.    187,852                                967
     o Micrel, Inc.    146,439                                             1,770
     o Microsemi Corp.    93,524                                           1,997
     o MKS Instruments, Inc.    88,775                                     1,697
    @o Omnivision Technologies, Inc.    93,373                             1,319
     o ON Semiconductor Corp.    414,285                                   2,382
     o Photronics, Inc.    48,400                                          1,299
     o Power Integrations, Inc.    51,207                                  1,183
     o RF Micro Devices, Inc.    279,677                                   1,703
     o Semtech Corp.    113,829                                            2,090
    @o Sigmatel, Inc.    55,088                                            1,103
     o Silicon Image, Inc.    118,000                                      1,395
     o Silicon Laboratories, Inc.    83,700                                2,450
     o Skyworks Solutions, Inc.    237,871                                 1,744
     o Tessera Technologies, Inc.    65,089                                2,286
     o Varian Semiconductor Equipment
       Associates, Inc.    55,268                                          2,295
    @o Vitesse Semiconductor Corp.    327,762                                728
                                                                     -----------
                                                                          64,363

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       SOFTWARE & SERVICES  7.8%
       -------------------------------------------------------------------------
     o Advent Software, Inc.    55,114                                     1,324
    @o Akamai Technologies, Inc.    208,157                                3,179
     o Altiris, Inc.    44,345                                               670
     o Ansys, Inc.    51,298                                               1,865
     o Anteon International Corp.    59,440                                2,791
    @o aQuantive, Inc.    101,620                                          1,917
     o Ariba, Inc.    54,105                                                 334
     o Aspect Communications Corp.    89,037                               1,018
    @o BearingPoint, Inc.    303,490                                       2,492
    =o The BISYS Group, Inc.    188,833                                    2,970
     o Borland Software Corp.    146,391                                     982
    =o CACI International, Inc., Class A    48,231                         3,173
     o Ciber, Inc.    15,262                                                 119
     o CMGI, Inc.    664,676                                               1,263
     o CNET Networks, Inc.    224,828                                      2,878
     o CSG Systems International, Inc.    86,182                           1,607
     o Digital Insight Corp.    58,655                                     1,437
     o Digital River, Inc.    50,810                                       2,031
     o Digitas, Inc.    129,700                                            1,463
     o Earthlink, Inc.    260,354                                          2,481
     o eFunds Corp.    74,000                                              1,351
     o Epicor Software Corp.    73,952                                     1,097
    @o Equinix, Inc.    29,991                                             1,331
     o Euronet Worldwide, Inc.    54,200                                   1,594
       Factset Research Systems, Inc.    77,172                            2,831
     o FileNet Corp.    65,297                                             1,846
     o Forrester Research, Inc.    8,000                                     158
     o Gartner, Inc., Class A    181,173                                   1,879
     o Homestore, Inc.    12,209                                              32
     o Informatica Corp.    143,296                                        1,515
    @o Infospace, Inc.    53,041                                           1,280
       infoUSA, Inc.    85,004                                             1,000
     o Internet Security Systems    80,163                                 1,825
     o Interwoven, Inc.    46,337                                            367
     o iPayment, Inc.    20,430                                              791
    @o j2 Global Communications, Inc.    38,892                            1,560
       Jack Henry & Associates, Inc.    124,275                            2,394
     o Kanbay International, Inc.    50,318                                1,115
     o Keane, Inc.    96,900                                               1,215
     o Kronos, Inc.    49,193                                              2,312
    @o Lawson Software, Inc.    139,352                                      768
     o Macrovision Corp.    81,851                                         1,787
     o Manhattan Associates, Inc.    50,749                                1,050
     o Mantech International Corp., Class A    50,168                      1,581
    @o Marchex, Inc., Class B    38,658                                      635
       MAXIMUS, Inc.    35,928                                             1,372
     o Mentor Graphics Corp.    121,767                                    1,134
     o Micromuse, Inc.    25,878                                             146
     o Micros Systems, Inc.    61,200                                      2,629
    @o MicroStrategy, Inc., Class A    26,574                              2,050
    @o Midway Games, Inc.    113,991                                       1,486
     o MPS Group, Inc.    165,064                                          1,958
     o NetIQ Corp.    90,980                                               1,042
     o Netratings, Inc.    28,230                                            428
    @o Openwave Systems, Inc.    100,800                                   1,870
    =o Parametric Technology Corp.    471,910                              3,256
     o Perot Systems Corp., Class A    185,719                             2,615
     o Progress Software Corp.    60,080                                   1,868
       QAD, Inc.    8,502                                                     66
     o Quest Software, Inc.    143,478                                     2,045
     o RealNetworks, Inc.    289,943                                       1,441
     @ Renaissance Learning, Inc.    46,188                                1,081
     o RSA Security, Inc.    105,421                                       1,365
     o S1 Corp.    95,940                                                    466
 =o(8) Salesforce.com, Inc.    161,659                                     3,807
     o Sapient Corp.    191,488                                            1,490
     o ScanSoft, Inc.    127,139                                             523
     o Secure Computing Corp.    19,575                                      242
     o Serena Software, Inc.    73,571                                     1,510
     o SonicWALL, Inc.    17,144                                              92
     o SRA International, Inc., Class A    85,460                          3,179
     o SupportSoft, Inc.    16,607                                            91
    =o Sybase, Inc.    158,962                                             3,383
       Syntel, Inc.    28,552                                                548
    @o Take-Two Interactive Software, Inc.    105,542                      2,597
    @o THQ, Inc.    64,835                                                 2,268
    =o The Titan Corp.    131,228                                          3,030
     o Transaction Systems Architects, Inc.,
       Class A    63,261                                                   1,692
    @o Travelzoo, Inc.    24,686                                             744
     o Tyler Technologies, Inc.    5,130                                      41
     o Ulticom, Inc.    70,394                                               862
       United Online, Inc.    103,967                                      1,197
     o Valueclick, Inc.    132,631                                         1,703
     o Verint Systems, Inc.    49,628                                      1,934
     o Verity, Inc.    18,030                                                182
    @o WebEx Communications, Inc.    73,399                                2,097
     o Websense, Inc.    38,552                                            1,921
     o Wind River Systems, Inc.    136,225                                 2,328
                                                                     -----------
                                                                         135,087

       TECHNOLOGY HARDWARE & EQUIPMENT  5.4%
       -------------------------------------------------------------------------
     o 3Com Corp.    651,848                                               2,373
     o Adaptec, Inc.    182,113                                              701
     = Adtran, Inc.    131,924                                             3,530
     o Advanced Digital Information Corp.    107,545                         858
     o Aeroflex, Inc.    119,800                                           1,160
       Agilysys, Inc.    53,400                                            1,033
     o Anixter International, Inc.    61,200                               2,543
     o Arris Group, Inc.    150,394                                        1,660
     o Avocent Corp.    79,170                                             2,760

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Belden CDT, Inc.    75,409                                          1,674
     o Benchmark Electronics, Inc.    63,113                               2,020
       Black Box Corp.    28,268                                           1,238
     o Brocade Communications Systems, Inc.    429,198                     1,923
     o Checkpoint Systems, Inc.    56,844                                    982
     o CIENA Corp.    942,683                                              2,112
     o Clarent Corp.    105,200                                                4
       Cognex Corp.    60,968                                              2,035
     o Coherent, Inc.    50,300                                            1,712
     o CommScope, Inc.    89,546                                           1,512
     o Dionex Corp.    33,772                                              1,559
     o Echelon Corp.    4,165                                                 35
     o Electro Scientific Industries, Inc.    44,287                         974
     o Electronics for Imaging    77,809                                   1,639
    @o Emulex Corp.    137,008                                             2,602
     o Enterasys Networks, Inc.    21,336                                     23
     o Extreme Networks, Inc.    206,755                                     988
     o F5 Networks, Inc.    57,238                                         2,414
     o Foundry Networks, Inc.    218,228                                   2,584
     o Gateway, Inc.    573,477                                            2,282
     o Global Imaging Systems, Inc.    35,354                              1,225
     o Harmonic, Inc.    105,897                                             564
     o Hutchinson Technology, Inc.    44,283                               1,474
     o Identix, Inc.    62,780                                               338
       Imation Corp.    58,903                                             2,553
       Inter-Tel, Inc.    40,402                                           1,006
     o Interdigital Communications Corp.    90,273                         1,620
     o Intergraph Corp.    54,133                                          2,059
     o Ixia    75,220                                                      1,485
     o Kemet Corp.    135,569                                              1,136
     o Littelfuse, Inc.    33,699                                            974
     o Maxtor Corp.    409,626                                             2,417
       Methode Electronics, Class A    3,515                                  44
       MTS Systems Corp.    34,881                                         1,383
     o Newport Corp.    3,030                                                 42
    @o Palm, Inc.    73,780                                                2,106
       Park Electrochemical Corp.    19,260                                  507
     o Paxar Corp.    65,661                                               1,278
       Plantronics, Inc.    73,291                                         2,504
     o Polycom, Inc.    159,959                                            2,651
    @o Powerwave Technologies, Inc.    172,608                             1,980
     o Quantum Corp.    167,550                                              466
     o Remec, Inc.    1,341                                                    8
     o Rofin-Sinar Technologies, Inc.    3,222                               116
     o Rogers Corp.    25,733                                              1,050
     o SafeNet, Inc.    35,647                                             1,219
     o Scansource, Inc.    18,910                                            903
     o Sonus Networks, Inc.    381,900                                     1,848
     o Sycamore Networks, Inc.    429,424                                  1,529
    @o Synaptics, Inc.    38,832                                             616
     o SYNNEX Corp.    29,975                                                557
     o Taser International, Inc.    87,853                                   854
       Technitrol, Inc.    66,950                                            866
     o Tekelec    101,116                                                  1,680
     o UNOVA, Inc.    100,816                                              2,778
    @o Utstarcom, Inc.    176,473                                          1,557
     o Vishay Intertechnology, Inc.    95,709                              1,342
                                                                     -----------
                                                                          93,665

       TELECOMMUNICATION SERVICES  1.2%
       -------------------------------------------------------------------------
     o Alamosa Holdings, Inc.    169,874                                   2,728
     o Arbinet-thexchange, Inc.    29,117                                    191
     o Centennial Communications Corp.    156,709                          2,202
     o Cincinnati Bell, Inc.    372,315                                    1,690
    @o Commonwealth Telephone Enterprises, Inc.    34,888                  1,493
     o General Communication, Inc., Class A    91,238                        938
     o IDT Corp., Class B    93,679                                        1,217
    @o InPhonic, Inc.    35,575                                              569
       Iowa Telecommunications Services, Inc.    47,019                      892
    @o Level 3 Communications, Inc.    1,121,772                           2,311
     o Premiere Global Services, Inc.    117,210                           1,198
     o Price Communications Corp.    88,483                                1,560
       SureWest Communications    2,421                                       65
     o Ubiquitel, Inc.    153,698                                          1,405
     o US Unwired, Inc., Class A    201,978                                1,256
     o Wireless Facilities, Inc.    111,115                                  716
                                                                     -----------
                                                                          20,431

       TRANSPORTATION  2.3%
       -------------------------------------------------------------------------
    @o AirTran Holdings, Inc.    127,004                                   1,453
     o Alaska Air Group, Inc.    48,950                                    1,712
     o Amerco, Inc.    28,876                                              1,670
@o(10) AMR Corp.    266,155                                                3,739
       Arkansas Best Corp.    37,176                                       1,275
    @o Continental Airlines, Inc., Class B    110,078                      1,740
    @o Delta Air Lines, Inc.    208,036                                      616
     o Dollar Thrifty Automotive Group, Inc.    41,725                     1,306
     o EGL, Inc.    69,427                                                 1,398
     o ExpressJet Holdings, Inc.    94,388                                   977
       Florida East Coast Industries, Class A    37,755                    1,775
       Forward Air Corp.    53,478                                         1,864
       Heartland Express, Inc.    122,882                                  2,557
     o HUB Group, Inc., Class A    33,096                                  1,025
     o Kansas City Southern Railway    103,803                             2,342
     o Kirby Corp.    40,692                                               1,959
       Knight Transportation, Inc.    86,978                               2,057

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Macquaire Infrastructure Co. Trust    39,173                        1,113
     o Mesa Air Group, Inc.    865                                             7
    @o Northwest Airlines Corp.    143,200                                   666
     o Old Dominion Freight Line    43,654                                 1,446
       Overnite Corp.    42,672                                            1,840
     o Pacer International, Inc.    61,736                                 1,564
       SkyWest, Inc.    92,821                                             1,926
       Werner Enterprises, Inc.    120,959                                 2,295
                                                                     -----------
                                                                          40,322

       UTILITIES  3.0%
       -------------------------------------------------------------------------
       Allete, Inc.    48,941                                              2,365
     o Aquila, Inc.    379,259                                             1,411
       Avista Corp.    77,880                                              1,483
       Black Hills Corp.    53,759                                         2,144
       California Water Service Group    28,183                            1,170
       CH Energy Group, Inc.    25,405                                     1,249
       Cleco Corp.    81,790                                               1,839
     @ Duquesne Light Holdings, Inc.    78,625                             1,525
    @o Dynegy, Inc., Class A    625,323                                    3,477
     o El Paso Electric Co.    78,823                                      1,706
     @ The Empire District Electric Co.    42,273                          1,022
       Idacorp, Inc.    63,213                                             1,988
     @ Inergy L.P.    34,583                                               1,113
       The Laclede Group, Inc.    32,284                                   1,055
       MGE Energy, Inc.    31,320                                          1,160
       New Jersey Resources Corp.    43,521                                2,057
     @ Nicor, Inc.    72,983                                               2,979
       Northwest Natural Gas Co.    42,813                                 1,652
       Otter Tail Corp.    46,559                                          1,345
       Peoples Energy Corp.    58,727                                      2,534
     @ Piedmont Natural Gas Co.    119,983                                 2,966
       PNM Resources, Inc.    94,743                                       2,784
    @o Sierra Pacific Resources    188,826                                 2,451
       South Jersey Industries    48,310                                   1,419
       Southwest Gas Corp.    54,855                                       1,469
       UIL Holdings Corp.    24,050                                        1,310
       Unisource Energy Corp.    56,749                                    1,830
       WGL Holdings, Inc.    79,706                                        2,746
                                                                     -----------
                                                                          52,249

                                                        FACE
       SECURITY                                        AMOUNT           VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
       U.S. TREASURY OBLIGATIONS 0.0% of net assets

     = U.S. Treasury Bills
           2.92%-3.06%, 09/15/05                            325              324

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $1,281,370, and the unrealized gains and losses were $507,988 and $(64,575), respectively.

The fund's portfolio holdings include $221,464 of securities on loan.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
13.4% of net assets

SHORT-TERM INVESTMENT  13.4%
--------------------------------------------------------------------------------
Securities Lending Investments Fund
233,431,371                                                              233,431

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                       NUMBER
                                         OF           CONTRACT        UNREALIZED
                                     CONTRACTS          VALUE            GAIN
FUTURES  CONTRACTS

Russell 2000
Index, e-mini
Futures, Long
Expires 09/16/05                           110           7,504                12

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
  99.8%  COMMON STOCK                                 1,028,190       1,249,682
   0.0%  PREFERRED STOCK                                     64              80
   0.0%  WARRANTS                                           147              --
   0.0%  RIGHTS                                              --              --
--------------------------------------------------------------------------------
  99.8%  TOTAL INVESTMENTS                            1,028,401       1,249,762
   3.2%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              40,141          40,141
 (3.0)%  OTHER ASSETS AND
         LIABILITIES, NET                                               (37,690)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,252,213

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  99.8% of net assets

      AUTOMOBILES & COMPONENTS  0.7%
      --------------------------------------------------------------------------
    o Aftermarket Technology Corp.    2,511                                   44
      American Axle & Manufacturing Holdings, Inc.    5,300                  146
      ArvinMeritor, Inc.    4,900                                             93
      Bandag, Inc.    3,200                                                  148
      BorgWarner, Inc.    5,400                                              314
    o Collins & Aikman Corp.    1,400                                         --
      Cooper Tire & Rubber Co.    6,400                                      129
      Dana Corp.    40,800                                                   641
      Delphi Corp.    45,600                                                 242
    o Drew Industries, Inc.    2,500                                         111
    o Dura Automotive Systems, Inc., Class A    12,100                        58
      Federal Screw Works    250                                               5
      Ford Motor Co.    148,736                                            1,597
      General Motors Corp.    45,386                                       1,671
      Gentex Corp.    4,600                                                   82
    o Goodyear Tire & Rubber Co.    12,500                                   218
      Harley-Davidson, Inc.    25,500                                      1,356
      Johnson Controls, Inc.    15,000                                       862
    o Keystone Automotive Industries, Inc.    1,800                           48
      Lear Corp.    5,800                                                    248
    o Midas, Inc.    1,300                                                    30
      Modine Manufacturing Co.    3,700                                      133
      Monaco Coach Corp.    1,200                                             21
      Sauer-Danfoss, Inc.    3,800                                            75
      Standard Motor Products, Inc.    2,000                                  28
    o Stoneridge, Inc.    1,700                                               17
    o Strattec Security Corp.    1,500                                        96
      Superior Industries International, Inc.    800                          19
    o Tenneco Automotive, Inc.    1,980                                       37
      Thor Industries, Inc.    4,500                                         161
    o Transpro, Inc.    872                                                    5
      Visteon Corp.    5,451                                                  49
    @ Winnebago Industries, Inc.    2,600                                    100
    o Zapata Corp.    8,000                                                   64
                                                                     -----------
                                                                           8,848

      BANKS  7.4%
      --------------------------------------------------------------------------
      1st Source Corp.    1,571                                               40
      ABC Bancorp    1,800                                                    36
      Abigail Adams National Bancorp    550                                    9
    o Accredited Home Lenders Holding Co.    2,500                           119
      Alabama National Bancorp    1,600                                      111
      Amcore Financial, Inc.    1,200                                         38
      Amegy Bancorp, Inc.    7,000                                           159
      AmSouth Bancorp.    28,403                                             793
      Anchor Bancorp Wisconsin, Inc.    3,100                                 99
      Arrow Financial Corp.    991                                            29
      Associated Banc-Corp.    13,100                                        446
      Astoria Financial Corp.    10,500                                      293
      Bancfirst Corp.    500                                                  43
      Bancorpsouth, Inc.    7,612                                            177
      BancTrust Financial Group, Inc.    1,100                                23
      Bank Mutual Corp.    6,168                                              68
  (8) Bank of America Corp.    338,518                                    14,759
      Bank of Hawaii Corp.    3,500                                          180
      Bank of the Ozarks, Inc.    2,800                                       94
      BankAtlantic Bancorp, Inc., Class A    2,200                            39
      BankUnited Financial Corp., Class A    2,200                            58
      Banner Corp.    1,200                                                   35

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Bay View Capital Corp.    506                                            8
      BB&T Corp.    46,386                                                 1,940
      Berkshire Bancorp, Inc.    3,600                                        65
      Berkshire Hills Bancorp, Inc.    1,400                                  47
      BOK Financial Corp.    4,540                                           221
      Boston Private Financial Holdings, Inc.    2,129                        61
    @ Brookline Bancorp, Inc.    2,405                                        38
      Bryn Mawr Bank Corp.    1,400                                           30
      Camco Financial Corp.    700                                            10
      Camden National Corp.    700                                            27
      Capital City Bank Group, Inc.    1,875                                  70
    o Capital Crossing Bank    2,000                                          73
      Capitol Bancorp Ltd.    1,500                                           53
      Capitol Federal Financial    6,920                                     249
      Cascade Bancorp    2,655                                                61
      Cathay General Bancorp., Inc.    3,200                                 114
      Cavalry Bancorp, Inc.    500                                            12
    o Central Coast Bancorp    1,830                                          36
      Central Pacific Financial Co.    3,400                                 124
      Century Bancorp, Inc., Class A    800                                   26
      Charter Financial Corp.    900                                          31
      CharterMac    3,900                                                     90
      Chemical Financial Corp.    1,383                                       46
      Chittenden Corp.    2,272                                               67
      Citizens Banking Corp. Michigan    4,590                               145
      Citizens First Bancorp, Inc.    700                                     15
      Citizens South Banking Corp.    1,000                                   12
      City Holding Co.    1,800                                               69
      City National Corp.    3,100                                           227
      Coastal Financial Corp.    3,034                                        45
      The Colonial BancGroup, Inc.    10,100                                 235
      Columbia Bancorp    700                                                 29
      Columbia Banking Systems, Inc.    1,951                                 54
      Comerica, Inc.    13,496                                               825
      Commerce Bancorp, Inc. N.J.    11,320                                  384
      Commerce Bancshares, Inc.    12,697                                    683
      The Commercial Capital Bancorp, Inc.    5,362                          106
      Commercial Federal Corp.    3,000                                      102
      Community Bank System, Inc.    1,400                                    34
      Community Trust Bancorp, Inc.    2,487                                  83
      Compass Bancshares, Inc.    11,400                                     550
      Corus Bankshares, Inc.    2,000                                        125
      Countrywide Financial Corp.    53,000                                1,908
      Cullen/Frost Bankers, Inc.    3,300                                    165
      CVB Financial Corp.    4,227                                            91
      Dime Community Bancshares, Inc.    3,375                                55
      Doral Financial Corp.    9,900                                         153
      Downey Financial Corp.    2,000                                        155
      East-West Bancorp, Inc.    2,600                                        90
      Exchange National Bancshares, Inc.    750                               21
      Fannie Mae    81,400                                                 4,547
      Fidelity Bankshares, Inc.    2,899                                      91
      Fifth Third Bancorp    49,101                                        2,116
      First Bancorp Puerto Rico    4,200                                     103
      First Busey Corp.    1,500                                              30
      First Charter Corp.    3,500                                            87
      First Citizens BancShares, Inc., Class A    300                         50
      First Commonwealth Financial Corp.    2,504                             35
      First Financial Bancorp    1,839                                        33
      First Financial Bancshares, Inc.    2,000                               72
      First Financial Corp. Indiana    600                                    19
      First Financial Holdings, Inc.    1,400                                 42
    @ First Horizon National Corp.    10,800                                 441
      First Indiana Corp.    1,375                                            44
      First M & F Corp.    1,000                                              33
      First Merchants Corp.    1,041                                          28
      First Midwest Bancorp, Inc. Illinois    3,125                          117
      First Niagra Financial Group, Inc.    7,670                            113
      First Oak Brook Bancshares, Inc.    1,500                               43
      The First of Long Island Corp.    2,000                                 88
      First Place Financial Corp. Ohio    2,900                               64
      First Republic Bank    1,200                                            45
      First United Corp.    2,200                                             45
    o FirstFed Financial Corp.    2,900                                      181
      FirstMerit Corp.    7,300                                              207
    @ Flagstar Bancorp., Inc.    6,200                                       114
      Flushing Financial Corp.    3,300                                       62
      FNB Corp.    2,639                                                      52
      Freddie Mac    57,700                                                3,651
      Fremont General Corp.    6,200                                         152
      Frontier Financial Corp.    1,050                                       31
      Fulton Financial Corp.    13,977                                       252
      Glacier Bancorp, Inc.    4,765                                         136
      Gold Banc Corp., Inc.    1,400                                          21
      Golden West Financial Corp.    23,800                                1,550
      Great Southern Bancorp, Inc.    1,400                                   46
      Greater Bay Bancorp    5,406                                           142
      Hancock Holding Co.    2,100                                            79
      Harbor Florida Bancshares, Inc.    1,100                                42
      Harleysville National Corp.    1,157                                    26
      Heritage Financial Corp.    700                                         16
      Hibernia Corp., Class A    12,600                                      426
      Home Federal Bancorp    800                                             19
      Horizon Financial Corp.    2,156                                        46
      Hudson City Bancorp, Inc.    48,731                                    576
      Hudson United Bancorp    3,240                                         136
      Huntington Bancshares, Inc.    18,290                                  456
      IBERIABANK Corp.    700                                                 47
      Independence Community Bank Corp.    6,600                             244
      Independent Bank Corp.    1,000                                         30
      Independent Bank Corp. Michigan    1,636                                51

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      IndyMac Bancorp, Inc.    3,400                                         148
      Integra Bank Corp.    1,225                                             28
      Interchange Financial Services Corp.    1,575                           29
      International Bancshares Corp.    4,577                                138
      Irwin Financial Corp.    3,700                                          82
    o ITLA Capital Corp.    700                                               41
      KeyCorp, Inc.    34,300                                              1,174
      Lakeland Financial Corp.    1,100                                       47
      M&T Bank Corp.    8,962                                                972
      MAF Bancorp., Inc.    2,028                                             89
      Main Street Banks, Inc.    1,000                                        28
      MainSource Financial Group, Inc.    1,653                               32
      Marshall & Ilsley Corp.    19,150                                      879
      MASSBANK Corp.    1,500                                                 51
      MB Financial, Inc.    1,800                                             75
      Mercantile Bankshares Corp.    5,574                                   310
      Merchants Bancshares, Inc.    750                                       21
      MGIC Investment Corp.    9,300                                         638
      Mid-State Bancshares    3,500                                          108
      Midwest Banc Holdings, Inc.    1,300                                    27
      MutualFirst Financial, Inc.    2,000                                    45
      Nara Bancorp, Inc.    4,000                                             62
      National City Corp.    56,821                                        2,097
      National Penn Bancshares, Inc.    1,132                                 31
      NBT Bancorp., Inc.    1,400                                             35
      NetBank, Inc.    3,300                                                  31
      New York Community Bancorp, Inc.    22,697                             417
      NewMil Bancorp, Inc.    1,000                                           30
      North Fork Bancorp., Inc.    38,411                                  1,052
      North Valley Bancorp    1,500                                           28
      Northrim BanCorp, Inc.    2,500                                         60
      Northway Financial, Inc.    200                                          7
      Northwest Bancorp, Inc.    5,000                                       107
      Oak Hill Financial, Inc.    1,000                                       32
      OceanFirst Financial Corp.    1,050                                     25
    o Ocwen Financial Corp.    5,920                                          45
      Old National Bancorp.    6,244                                         136
      Omega Financial Corp.    1,000                                          32
      Oriental Financial Group    1,663                                       27
      PAB Bankshares, Inc.    700                                             12
      Pacific Capital Bancorp.    2,844                                       97
      Park National Corp.    845                                              96
      Partners Trust Financial Group, Inc.    3,970                           47
      Pennfed Finance Services, Inc.    4,000                                 76
      Peoples Bank-Bridgeport    12,375                                      388
      Peoples Financial Corp.    3,000                                        56
      PFF Bancorp, Inc.    1,680                                              52
      The PMI Group, Inc.    8,100                                           332
      PNC Financial Services Group, Inc.    24,500                         1,343
      Popular, Inc.    21,700                                                560
      Prosperity Bancshares, Inc.    2,400                                    74
      Provident Bankshares Corp.    1,657                                     56
      Provident Financial Holdings    750                                     22
      Provident Financial Services, Inc.    917                               16
      R&G Financial Corp., Class B    2,550                                   40
      Radian Group, Inc.    6,702                                            346
    @ Regions Financial Corp.    39,314                                    1,323
      Renasant Corp.    750                                                   25
      Republic Bancorp, Inc.    5,135                                         76
      Republic Bancorp, Inc., Class A    1,653                                36
      S&T Bancorp, Inc.    1,400                                              56
      Sandy Spring Bancorp, Inc.    2,900                                    100
      Santander BanCorp    4,686                                             131
      Seacoast Banking Corp. of Florida    1,980                              48
      Shore Bancshares, Inc.    500                                           15
      Simmons First National Corp., Class A    1,000                          27
      Sky Financial Group, Inc.    8,510                                     242
      The South Financial Group, Inc.    4,500                               130
      Southwest Bancorp, Inc. Oklahoma    3,300                               76
      Sovereign Bancorp, Inc.    28,942                                      694
      State Bancorp, Inc.    1,058                                            20
      State Financial Services Corp., Class A    2,000                        80
      Sterling Bancorp NY    1,827                                            41
      Sterling Bancshares, Inc. Texas    2,100                                33
      Sterling Financial Corp. Pennsylvania    1,562                          35
    o Sterling Financial Corp. Washington    1,218                            48
      Suffolk Bancorp    2,400                                                80
    o Sun Bancorp, Inc. N.J.    3,472                                         74
      SunTrust Banks, Inc.    31,842                                       2,316
      Susquehanna Bancshares, Inc.    3,168                                   85
    o SVB Financial Group    2,200                                           113
      SY Bancorp, Inc.    1,400                                               34
      Synovus Financial Corp.    24,600                                      727
      TCF Financial Corp.    13,600                                          374
      TD Banknorth, Inc.    7,296                                            217
      Texas Regional Bancshares, Inc., Class A    2,326                       69
      TF Financial Corp.    700                                               20
      Timberland Bancorp, Inc. Washington    1,000                            23
      Tompkins Trustco, Inc.    847                                           40
      TriCo Bancshares    400                                                 10
      Trustco Bank Corp. NY    2,857                                          38
      Trustmark Corp.    4,300                                               123
      U.S. Bancorp    158,531                                              4,765
      UCBH Holdings, Inc.    9,400                                           172
      UMB Financial Corp.    1,787                                           115
      Umpqua Holdings Corp.    343                                             9
      Union Bankshares Corp.    700                                           29

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      UnionBanCal Corp.    22,600                                          1,612
      United Bankshares, Inc.    3,400                                       129
      United Community Banks, Inc. Georgia    3,750                          107
      Unizan Financial Corp.    1,371                                         38
      USB Holding Co., Inc.    1,865                                          46
      Valley National Bancorp    8,143                                       192
      W Holding Co., Inc.    11,938                                          128
      Wachovia Corp.    133,649                                            6,733
      Washington Federal, Inc.    7,942                                      185
    @ Washington Mutual, Inc.    73,578                                    3,126
      Washington Trust Bancorp, Inc.    1,000                                 29
      Webster Financial Corp.    3,790                                       183
      Wells Fargo & Co.    137,577                                         8,439
      WesBanco, Inc.    3,200                                                 99
      West Coast Bancorp    1,200                                             31
      Westamerica Bancorp.    1,700                                           93
      WestCorp., Inc.    4,707                                               273
      Whitney Holding Corp.    6,675                                         221
      Willow Grove Bancorp, Inc.    1,596                                     24
      Wilmington Trust Corp.    5,700                                        214
      Wintrust Financial Corp.    1,800                                       97
      WSFS Financial Corp.    1,000                                           57
      Zions Bancorp.    7,700                                                550
                                                                     -----------
                                                                          92,689
      CAPITAL GOODS  7.5%
      --------------------------------------------------------------------------
    o 3D Systems Corp.    1,400                                               30
      3M Co.    65,000                                                     4,875
      A.O. Smith Corp., Class B    1,300                                      35
    o Aaon, Inc.    4,075                                                     78
    o AAR Corp.    2,500                                                      45
      Aceto Corp.    11,812                                                   95
    o Actuant Corp., Class A    2,840                                        132
      Acuity Brands, Inc.    5,200                                           152
    o Aerosonic Corp.    300                                                   2
    o AGCO Corp.    3,762                                                     78
      Alamo Group, Inc.    500                                                10
      Albany International Corp., Class A    3,918                           137
    o Alleghany Corp.    216                                                  66
    o Alliant Techsystems, Inc.    2,437                                     178
    o The Allied Defense Group, Inc.    500                                   12
      American Power Conversion Corp.    16,600                              467
    o American Science & Engineering, Inc.    500                             19
      American Standard Cos., Inc.    17,900                                 793
    o American Superconductor Corp.    700                                     8
      American Woodmark Corp.    1,000                                        35
      Ameron International Corp.    3,400                                    130
      Ametek, Inc.    4,200                                                  173
      Ampco-Pittsburgh Corp.    2,800                                         39
      Apogee Enterprises, Inc.    1,200                                       19
      Applied Industrial Technologies, Inc.    4,350                         155
      Applied Signal Technology, Inc.    2,100                                45
    o Armor Holdings, Inc.    500                                             20
    o Armstrong Holdings, Inc.    1,600                                        4
    o Artesyn Technologies, Inc.    1,100                                     10
    o Astronics Corp.    1,250                                                13
    o Aviall, Inc.    2,500                                                   85
      Badger Meter, Inc.    2,000                                             96
      Baldor Electric Co.    3,800                                            95
    o BE Aerospace, Inc.    1,100                                             19
    o BMC Industries, Inc.    2,100                                           --
      The Boeing Co.    68,800                                             4,541
      Briggs & Stratton Corp.    6,000                                       224
      C&D Technologies, Inc.    4,500                                         45
    o Capstone Turbine Corp.    2,600                                          5
      Carlisle Cos., Inc.    3,600                                           237
      Cascade Corp.    4,400                                                 194
      Caterpillar, Inc.    57,400                                          3,094
      Chase Corp.    100                                                       1
      CIRCOR International, Inc.    3,750                                    104
      Clarcor, Inc.    3,400                                                 106
    o Columbus McKinnon Corp.    2,400                                        36
      Cooper Industries Ltd., Class A    7,200                               465
      Crane Co.    5,000                                                     156
      Cummins, Inc.    3,900                                                 333
    o Cuno, Inc.    1,300                                                     94
      Curtiss-Wright Corp.    300                                             18
      Danaher Corp.    24,000                                              1,331
      Deere & Co.    21,500                                                1,581
    o Distributed Energy Systems Corp.    1,400                               10
      Donaldson Co., Inc.    3,800                                           124
      Dover Corp.    16,700                                                  689
    o DRS Technologies, Inc.    1,382                                         72
    o Ducommun, Inc.    4,300                                                 95
    o Dycom Industries, Inc.    5,399                                        132
      Eaton Corp.    12,600                                                  823
    o Electro Rent Corp.    5,100                                             72
      ElkCorp    3,450                                                       115
    o EMCOR Group, Inc.    700                                                36
      Emerson Electric Co.    35,000                                       2,303
    o Encore Wire Corp.    3,000                                              44
    o Energy Conversion Devices, Inc.    600                                  15
      Engineered Support Systems, Inc.    3,712                              137
    o ESCO Technologies, Inc.    1,400                                       153
    o Esterline Technologies Corp.    2,400                                  103
    o Evergreen Solar, Inc.    1,000                                           7
      Fastenal Co.    6,600                                                  433
      Federal Signal Corp.    2,800                                           49
    o Flow International Corp.    900                                          7
    o Flowserve Corp.    3,900                                               132
      Fluor Corp.    5,600                                                   357
      Franklin Electric Co., Inc.    3,800                                   165

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o FuelCell Energy, Inc.    1,200                                          12
    o Gardner Denver, Inc.    1,700                                           70
      GATX Corp.    4,000                                                    151
    o GenCorp, Inc.    2,500                                                  50
    o General Cable Corp.    2,200                                            37
      General Dynamics Corp.    15,700                                     1,808
  (2) General Electric Co.    874,566                                     30,173
    o Genlyte Group, Inc.    3,200                                           164
    o Global Power Equipment Group, Inc.    1,000                              9
      Goodrich Corp.    8,404                                                372
      The Gorman-Rupp Co.    2,875                                            64
      Graco, Inc.    7,012                                                   268
    o GrafTech International Ltd.    2,100                                    11
      Granite Construction, Inc.    4,850                                    166
      Greenbrier Cos., Inc.    1,600                                          46
    o Griffon Corp.    2,590                                                  67
      Hardinge, Inc.    1,800                                                 28
      Harsco Corp.    3,100                                                  187
    o Hawk Corp., Class A    1,800                                            22
      Heico Corp., Class A    2,286                                           43
    o Herley Industries, Inc.    4,000                                        78
    o Hexcel Corp.    2,000                                                   35
      Honeywell International, Inc.    71,062                              2,791
      Hubbell, Inc., Class B    3,800                                        173
      Hughes Supply, Inc.    2,600                                            74
    o Huttig Building Products, Inc.    811                                    7
      IDEX Corp.    3,150                                                    138
    o Ii-Vi, Inc.    3,800                                                    73
      Illinois Tool Works, Inc.    25,850                                  2,214
      Ingersoll-Rand Co., Class A    13,700                                1,071
    o Insituform Technologies, Inc., Class A    1,300                         25
    o Integrated Electrical Services, Inc.    1,800                            5
      ITT Industries, Inc.    8,700                                          926
    o Jacobs Engineering Group, Inc.    3,800                                224
    o Jacuzzi Brands, Inc.    2,000                                           22
      JLG Industries, Inc.    1,800                                           56
      Joy Global, Inc.    12,900                                             530
    o Kadant, Inc.    1                                                       --
      Kaydon Corp.    3,300                                                  102
    o Keith Cos., Inc.    3,000                                               66
      Kennametal, Inc.    4,000                                              190
      L-3 Communications Holdings, Inc.    9,100                             712
    o Ladish Co., Inc.    1,300                                               20
      Lawson Products, Inc.    2,000                                          82
      Lennox International, Inc.    4,771                                    117
      Lincoln Electric Holdings, Inc.    3,900                               143
      Lockheed Martin Corp.    37,052                                      2,312
    o Magnetek, Inc.    1,500                                                  5
      Manitowoc Co., Inc.    2,900                                           132
      Masco Corp.    35,800                                                1,214
    o Mastec, Inc.    5,350                                                   52
   @o Medis Technologies Ltd.    1,110                                        19
    o Mercury Computer Systems, Inc.    3,600                                100
    o Merrimac Industries, Inc.    600                                         6
    o Michael Baker Corp.    500                                              12
    o Microvision, Inc.    900                                                 6
      Middleby Corp.    3,500                                                245
    o Milacron, Inc.    3,340                                                  6
    o Millenium Cell, Inc.    2,200                                            4
   @o Modtech Holdings, Inc.    1,000                                          6
    o Moog, Inc., Class A    5,287                                           167
      MSC Industrial Direct Co., Class A    4,300                            166
      Mueller Industries, Inc.    1,700                                       50
      NACCO Industries, Inc., Class A    1,300                               150
    o Navistar International Corp.    6,900                                  236
    o NCI Building Systems, Inc.    2,900                                    112
      Nordson Corp.    4,000                                                 133
      Northrop Grumman Corp.    30,032                                     1,665
    o Orbital Sciences Corp.    2,600                                         30
      Oshkosh Truck Corp.    4,500                                           382
      Paccar, Inc.    14,100                                               1,018
      Pall Corp.    10,900                                                   338
      Parker Hannifin Corp.    11,000                                        723
      Pentair, Inc.    9,500                                                 382
    o Plug Power, Inc.    2,248                                               16
    o Powell Industries, Inc.    1,000                                        23
    o Power-One, Inc.    6,000                                                30
      Precision Castparts Corp.    5,151                                     463
    o Quanta Services, Inc.    8,900                                          94
    o Quipp, Inc.    900                                                      12
      Quixote Corp.    1,300                                                  26
      Raven Industries, Inc.    2,800                                         74
      Raytheon Co.    34,900                                               1,373
      Rockwell Automation, Inc.    15,700                                    809
      Rockwell Collins, Inc.    13,100                                       639
      Roper Industries, Inc.    1,500                                        115
    o Rush Enterprises, Inc., Class B    500                                   8
    o Sequa Corp., Class A    2,800                                          206
    o The Shaw Group, Inc.    2,000                                           38
      Simpson Manufacturing Co., Inc.    3,200                               123
      SPX Corp.    8,610                                                     421
      Standex International Corp.    3,000                                    89
      Stewart & Stevenson Services, Inc.    1,000                             23
      Tecumseh Products Co., Class A    3,200                                 96
    o Teledyne Technologies, Inc.    12,157                                  461
      Teleflex, Inc.    4,300                                                285
      Tennant Co.    2,100                                                    78
   @o Terex Corp.    3,700                                                   179
      Textron, Inc.    11,800                                                875
    o Thomas & Betts Corp.    7,300                                          247
      The Timken Co.    6,600                                                175
      Titan International, Inc.    800                                        10
      Toro Co.    1,600                                                       64
    o Transtechnology Corp.    500                                             4

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Tredegar Corp.    2,600                                                 42
    o Trex Co., Inc.    500                                                   15
      Trinity Industries, Inc.    1,100                                       41
    o Triumph Group, Inc.    1,200                                            48
      United Industrial Corp.    1,200                                        44
    o United Rentals, Inc.    5,900                                          110
      United Technologies Corp.    84,068                                  4,262
    o UQM Technologies, Inc.    1,500                                          5
    o URS Corp.    3,700                                                     139
   @o USG Corp.    3,900                                                     191
    o Valence Technology, Inc.    1,400                                        4
      Valmont Industries, Inc.    1,900                                       50
      Vicor Corp.    4,200                                                    55
      W.W. Grainger, Inc.    7,300                                           455
      Wabash National Corp.    2,500                                          54
    @ Walter Industries, Inc.    1,900                                        85
    o Water Pik Technologies, Inc.    195                                      4
      Watsco, Inc.    3,400                                                  161
      Watts Water Technologies, Inc., Class A    1,000                        37
    o WESCO International, Inc.    4,800                                     163
      Westinghouse Air Brake Technologies Corp.    2,828                      69
    o Wolverine Tube, Inc.    1,000                                            7
      Woodward Governor Co.    500                                            45
    o Xanser Corp.    1,400                                                    4
      York International Corp.    3,800                                      162
                                                                     -----------
                                                                          93,389

      COMMERCIAL SERVICES & SUPPLIES  1.7%
      --------------------------------------------------------------------------

    o A.T. Cross Co., Class A    2,400                                        12
      ABM Industries, Inc.    4,900                                           96
      Adesa, Inc.    8,200                                                   198
    o Administaff, Inc.    2,800                                              72
    o Allied Waste Industries, Inc.    26,600                                228
      Ambassadors International, Inc.    1,700                                25
    o American Locker Group, Inc.    500                                       3
      Angelica Corp.    2,500                                                 63
    o Apollo Group, Inc., Class A    17,050                                1,281
      Aramark Corp., Class B    9,300                                        259
    o Asset Acceptance Capital Corp.    2,500                                 68
      Avery Dennison Corp.    9,700                                          550
      Banta Corp.    2,700                                                   129
      Bowne & Co., Inc.    4,200                                              58
      Brady Corp., Class A    1,400                                           48
    o Bright Horizons Family Solutions, Inc.    2,600                        119
      The Brink's Co.    5,600                                               202
    o Career Education Corp.    8,614                                        334
    o Casella Waste Systems, Inc., Class A    2,500                           34
      CDI Corp.    3,700                                                      91
      Cendant Corp.    83,720                                              1,788
      Central Parking Corp.    1,600                                          23
    o Cenveo, Inc.    1,300                                                   11
    o ChoicePoint, Inc.    6,900                                             301
    @ Cintas Corp.    15,350                                                 680
    o Coinstar, Inc.    3,900                                                 80
      Compx International, Inc.    800                                        15
    o Consolidated Graphics, Inc.    3,900                                   166
    o Copart, Inc.    6,550                                                  160
    o Corinthian Colleges, Inc.    9,200                                     126
    o Cornell Cos., Inc.    2,100                                             28
      Corporate Executive Board Co.    2,700                                 218
    o Correctional Services Corp.    2,000                                    12
    o Corrections Corp. of America    3,828                                  144
    o CoStar Group, Inc.    800                                               38
      CPI Corp.    400                                                         7
    o CRA International, Inc.    2,500                                       133
      Deluxe Corp.    3,800                                                  152
    o DeVry, Inc.    4,800                                                    95
    o DiamondCluster International, Inc., Class A    1,000                    10
    o Dun & Bradstreet Corp.    16,000                                     1,013
    o Duratek, Inc.    4,000                                                 100
    o Education Management Corp.    5,900                                    205
      Ennis, Inc.    4,500                                                    82
      Equifax, Inc.    11,800                                                430
    o Exponent, Inc.    3,000                                                 89
    o Falcon Products, Inc.    1,500                                          --
    o First Consulting Group, Inc.    1,800                                    9
    o FTI Consulting, Inc.    2,700                                           65
      G&K Services, Inc., Class A    3,700                                   147
    o General Binding Corp.    500                                            12
    o The Geo Group, Inc.    3,800                                           104
    o GP Strategies Corp.    1,500                                            13
      H&R Block, Inc.    21,300                                            1,213
      Healthcare Services Group    5,625                                     103
    o Heidrick & Struggles International, Inc.    3,100                       93
      Herman Miller, Inc.    5,700                                           182
      HNI Corp.    4,000                                                     233
    o Hudson Highland Group, Inc.    720                                      15
    o ICT Group, Inc.    500                                                   5
      IKON Office Solutions, Inc.    12,500                                  120
    o Imagistics International, Inc.    2,840                                 86
    o ITT Educational Services, Inc.    6,000                                308
      Jackson Hewitt Tax Service, Inc.    3,000                               76
      John H. Harland Co.    3,500                                           135
      Kelly Services, Inc., Class A    3,200                                  97
    o Kforce, Inc.    405                                                      4
    o Korn/Ferry International    3,600                                       72
    o Laureate Education, Inc.    4,700                                      213
    o Learning Tree International, Inc.    1,400                              17
      Manpower, Inc.    6,991                                                334
   >o Mascotech, Inc. escrow security    1,100                                --
      McGrath RentCorp    1,600                                               42

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Mine Safety Appliances Co.    2,700                                    132
    o Mobile Mini, Inc.    600                                                25
    o Monster Worldwide, Inc.    9,800                                       298
    o Multi-Color Corp.    750                                                20
    o Navigant Consulting, Inc.    5,000                                     100
    o NCO Group, Inc.    2,701                                                55
    o Nobel Learning Communities, Inc.    500                                  5
    o On Assignment, Inc.    1,700                                             9
    o PHH Corp.    4,186                                                     118
      Pitney Bowes, Inc.    20,000                                           892
    o Portfolio Recovery Associates, Inc.    2,000                            84
      Pre-Paid Legal Services, Inc.    3,600                                 170
    o PRG-Schultz International, Inc.    2,500                                 8
      R.R. Donnelley & Sons Co.    17,000                                    613
    o RemedyTemp, Inc., Class A    1,200                                      11
      Republic Services, Inc.    17,700                                      642
   @o Resources Connection, Inc.    6,200                                    186
      Robert Half International, Inc.    14,000                              474
      Rollins, Inc.    6,675                                                 139
    o School Specialty, Inc.    1,600                                         75
      The ServiceMaster Co.    22,900                                        315
    o Sitel Corp.    2,800                                                     6
    o Sotheby's Holdings, Inc., Class A    2,938                              44
    o SOURCECORP, Inc.    3,600                                               79
    o Spherion Corp.    1,830                                                 14
    o Spherix, Inc.    500                                                     1
      The Standard Register Co.    4,100                                      63
      Steelcase, Inc., Class A    3,500                                       51
    o Stericycle, Inc.    4,700                                              273
   >o Stone and Webster, Inc. escrow security    700                          --
      Strayer Education, Inc.    700                                          69
    o TeleTech Holdings, Inc.    5,000                                        41
    o Tetra Tech, Inc.    12,031                                             181
    o TRC Cos., Inc.    1,350                                                 16
    o United Stationers, Inc.    2,900                                       150
    o Vertrue, Inc.    4,500                                                 178
      Viad Corp.    3,625                                                    111
    o Volt Information Sciences, Inc.    2,100                                55
    o Waste Connections, Inc.    5,250                                       189
      Waste Industries USA, Inc.    1,500                                     21
      Waste Management, Inc.    48,100                                     1,353
      Watson Wyatt & Co. Holdings    4,600                                   127
    o West Corp.    4,500                                                    180
    o Westaff, Inc.    2,000                                                   8
                                                                     -----------
                                                                          21,255
      CONSUMER DURABLES & APPAREL  2.1%
      --------------------------------------------------------------------------
      Action Performance Cos., Inc.    600                                     5
    o Alliance Gaming Corp.    3,000                                          46
      American Greetings Corp., Class A    8,500                             216
    o Applica, Inc.    3,100                                                   9
    o Avatar Holdings, Inc.    700                                            37
    @ Beazer Homes USA, Inc.    2,553                                        167
      Black & Decker Corp.    7,100                                          641
    o Blount International, Inc.    1,200                                     21
      Blyth, Inc.    4,800                                                   134
      Boston Acoustics, Inc.    1,300                                         22
    o Boyds Collection Ltd.    2,200                                           4
      Brookfield Homes Corp.    3,500                                        174
      Brown Shoe Co., Inc.    3,300                                          130
      Brunswick Corp.    13,900                                              647
      Callaway Golf Co.    5,600                                              84
    o Carter's, Inc.    2,500                                                152
    o Cavco Industries, Inc.    410                                           12
      Centex Corp.    10,700                                                 792
    o Champion Enterprises, Inc.    4,700                                     57
    o Chromcraft Revington, Inc.    1,300                                     18
    o Coach, Inc.    32,008                                                1,124
    o Columbia Sportswear Co.    4,350                                       221
      Craftmade International, Inc.    2,800                                  51
      CSS Industries, Inc.    900                                             34
      D.R. Horton, Inc.    24,604                                          1,011
    o Department 56, Inc.    3,300                                            41
    o DGSE Cos., Inc.    700                                                   2
    o Dominion Homes, Inc.    500                                             11
      Eastman Kodak Co.    26,000                                            695
    o Enesco Group, Inc.    1,100                                              3
      Ethan Allen Interiors, Inc.    4,200                                   139
    o The Fairchild Corp., Class A    3,100                                    9
      Flexsteel Industries, Inc.    600                                        9
    o Foamex International, Inc.    2,600                                      1
      Fortune Brands, Inc.    17,700                                       1,674
    o Fossil, Inc.    2,962                                                   70
      Furniture Brands International, Inc.    4,700                           90
      Haggar Corp.    1,200                                                   27
    o Hampshire Group Ltd.    2,000                                           45
      Harman International Industries, Inc.    6,800                         584
      Hasbro, Inc.    14,500                                                 318
    o Helen of Troy Ltd.    2,000                                             47
    o Hovnanian Enterprises, Inc., Class A    6,200                          438
    o Interface, Inc., Class A    3,300                                       34
    o Jarden Corp.    2,475                                                   95
      Jones Apparel Group, Inc.    12,156                                    372
      Juno Lighting, Inc.    1,429                                            63
      K-Swiss, Inc., Class A    2,400                                         81
    o K2, Inc.    1,700                                                       23
      KB Home    7,800                                                       639
      Kellwood Co.    2,900                                                   70
      Kenneth Cole Productions, Inc., Class A    3,100                        92
      Kimball International, Inc., Class B    3,600                           49

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Knape & Vogt Manufacturing Co.    2,200                                 26
      La-Z-Boy, Inc.    5,800                                                 78
      Leggett & Platt, Inc.    16,200                                        410
      Lennar Corp., Class A    14,490                                        975
      Levitt Corp., Class A    550                                            18
      Liz Claiborne, Inc.    18,600                                          774
      M/I Homes, Inc.    1,800                                               107
      Marine Products Corp.    405                                             6
    o MarineMax, Inc.    800                                                  27
    o Marvel Enterprises, Inc.    11,700                                     227
      Mattel, Inc.    34,300                                                 640
      Maytag Corp.    7,100                                                  120
      MDC Holdings, Inc.    1,903                                            163
    o Meade Instruments Corp.    800                                           2
    o Meritage Corp.    1,000                                                 93
    o Mestek, Inc.    700                                                     17
    o MITY Enterprises, Inc.    600                                           10
    o Mohawk Industries, Inc.    4,819                                       423
      Movado Group, Inc.    7,400                                            143
      National Presto Industries, Inc.    400                                 18
      Nautilus Group, Inc.    4,125                                          115
      Newell Rubbermaid, Inc.    23,900                                      594
      Nike, Inc., Class B    20,700                                        1,735
    o NVR, Inc.    500                                                       469
    o Oakley, Inc.    6,700                                                  125
   @o Oneida Ltd.    700                                                       2
    o Palm Harbor Homes, Inc.    2,700                                        52
      Phillips-Van Heusen Corp.    1,800                                      61
      Polaris Industries, Inc.    3,200                                      177
   >o Polaroid Corp.    3,800                                                 --
      Polo Ralph Lauren Corp.    6,500                                       320
      Pulte Homes, Inc.    11,372                                          1,065
    o Quiksilver, Inc.    4,000                                               67
    o RC2 Corp.    2,200                                                      90
    o Recoton Corp.    500                                                    --
      Reebok International Ltd.    8,000                                     338
      Russ Berrie & Co., Inc.    1,000                                        16
      Russell Corp.    2,600                                                  49
      The Ryland Group, Inc.    6,800                                        549
    o Salton, Inc.    1,100                                                    2
      Saucony, Inc., Class B    1,900                                         43
      SCP Pool Corp.    5,662                                                206
    o Skechers USA, Inc., Class A    6,500                                   107
      Skyline Corp.    100                                                     4
      Snap-On, Inc.    4,000                                                 147
    o SONICblue, Inc.    2,600                                                --
      Standard-Pacific Corp.    2,400                                        229
      Stanley Furniture Co., Inc.    5,200                                   149
      The Stanley Works    6,600                                             323
    o Steven Madden Ltd.    1,800                                             40
      Stride Rite Corp.    2,900                                              41
      Sturm Ruger & Co., Inc.    2,800                                        31
      Superior Uniform Group, Inc.    1,600                                   21
      Tandy Brands Accessories, Inc.    1,000                                 11
    o Tarrant Apparel Group    1,700                                           6
      Technical Olympic USA, Inc.    2,812                                    79
    o Tempur-Pedic International, Inc.    8,000                              138
    o Timberland Co., Class A    2,800                                        93
    o Toll Brothers, Inc.    11,200                                          621
      Tupperware Corp.    4,800                                              102
    o Unifi, Inc.    1,900                                                     8
      Unifirst Corp.    3,900                                                174
   >o Uniroyal Technology Corp.    1,100                                      --
    o Universal Electronics, Inc.    2,200                                    40
      VF Corp.    15,000                                                     886
    o Virco Manufacturing Corp.    1,170                                       9
   @o The Warnaco Group, Inc.    2,500                                        61
    o WCI Communities, Inc.    3,800                                         129
      Whirlpool Corp.    6,000                                               480
      Wolverine World Wide, Inc.    7,800                                    172
    o Yankee Candle Co., Inc.    3,700                                       112
                                                                     -----------
                                                                          26,095
      DIVERSIFIED FINANCIALS  6.4%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    5,900                                            261
   >o Actrade Financial Technologies Ltd.    1,000                            --
      Advanta Corp., Class A    7,400                                        205
    o Aether Holdings, Inc.    1,100                                           4
   @o Affiliated Managers Group, Inc.    1,800                               128
      Alliance Capital Management Holding L.P.    7,700                      351
      American Express Co.    105,150                                      5,783
    o AmeriCredit Corp.    12,300                                            329
    o Ameritrade Holding Corp.    34,300                                     670
      Asta Funding, Inc.    2,000                                             54
      The Bank of New York Co., Inc.    63,000                             1,939
      The Bear Stearns Cos., Inc.    13,620                                1,391
      Blackrock, Inc., Class A    400                                         34
      Capital One Financial Corp.    19,900                                1,642
      Cash America International, Inc.    2,500                               52
    / The Charles Schwab Corp.    111,120                                  1,522
      Chicago Mercantile Exchange    1,800                                   542
      CIT Group, Inc.    18,600                                              821
  (4) Citigroup, Inc.    427,436                                          18,593
    o CompuCredit Corp.    4,400                                             167
    o Credit Acceptance Corp.    2,400                                        32
    o E*TRADE Financial Corp.    30,035                                      466
      Eaton Vance Corp.    11,600                                            285
    o eSpeed, Inc., Class A    3,300                                          28
      Federated Investors, Inc., Class B    9,950                            318
      Financial Federal Corp.    3,300                                       127
    o The First Marblehead Corp.    5,000                                    174
      Franklin Resources, Inc.    20,600                                   1,665
      Gabelli Asset Management, Inc., Class A    700                          32
      Goldman Sachs Group, Inc.    38,700                                  4,159

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Instinet Group, Inc.    1,200                                            6
    o Investment Technology Group, Inc.    4,750                             122
    @ Investors Financial Services Corp.    5,500                            189
      Janus Capital Group, Inc.    19,200                                    288
      Jefferies Group, Inc.    4,100                                         169
      JPMorgan Chase & Co.    295,944                                     10,399
    o Knight Capital Group, Inc.    9,700                                     77
    o LaBranche & Co., Inc.    2,400                                          18
    o Ladenburg Thalmann Financial Services, Inc.    813                       1
      Legg Mason, Inc.    10,050                                           1,027
      Lehman Brothers Holdings, Inc.    23,872                             2,510
      Leucadia National Corp.    7,704                                       305
      MBNA Corp.    104,650                                                2,633
      Mellon Financial Corp.    35,800                                     1,090
      Merrill Lynch & Co., Inc.    79,800                                  4,691
    o Metris Cos., Inc.    3,000                                              45
      MicroFinancial, Inc.    1,900                                            9
      MoneyGram International, Inc.    14,500                                305
      Moody's Corp.    26,600                                              1,258
      Morgan Stanley    90,300                                             4,790
      National Financial Partners Corp.    2,500                             113
    o Nelnet, Inc., Class A    4,500                                         171
    o NextCard, Inc.    2,600                                                 --
      Northern Trust Corp.    18,500                                         940
      Nuveen Investments, Inc., Class A    7,300                             277
    o Piper Jaffray Cos.    950                                               33
      Principal Financial Group, Inc.    25,400                            1,116
    o Providian Financial Corp.    23,900                                    452
      Raymond James Financial, Inc.    6,900                                 206
      SEI Investments Co.    9,700                                           375
    o Siebert Financial Corp.    2,900                                         9
      SLM Corp.    37,300                                                  1,921
   >o SNTL Corp. -- Litigation Trust Certificates    1,300                    --
      State Street Corp.    28,000                                         1,393
      Student Loan Corp.    1,700                                            368
      SWS Group, Inc.    1,141                                                21
      T. Rowe Price Group, Inc.    10,700                                    710
      Waddell & Reed Financial, Inc., Class A    7,250                       141
      Westwood Holdings Group, Inc.    285                                     5
    o WFS Financial, Inc.    4,100                                           246
    o World Acceptance Corp.    1,000                                         27
                                                                     -----------
                                                                          80,230

      ENERGY  8.3%
      --------------------------------------------------------------------------
    @ Amerada Hess Corp.    6,400                                            754
      Anadarko Petroleum Corp.    19,530                                   1,725
      Apache Corp.    28,372                                               1,941
      APCO Argentina, Inc.    200                                              8
    o Atlas America, Inc.    1,187                                            50
    o ATP Oil & Gas Corp.    1,600                                            45
    o Atwood Oceanics, Inc.    1,200                                          82
      Baker Hughes, Inc.    28,300                                         1,600
      Berry Petroleum Co., Class A    2,000                                  114
      BJ Services Co.    14,300                                              872
      BP Prudhoe Bay Royalty Trust    2,200                                  163
      Buckeye Partners L.P.    3,400                                         162
      Burlington Resources, Inc.    34,000                                 2,180
      Cabot Oil & Gas Corp.    21,600                                        875
    o CAL Dive International, Inc.    4,000                                  237
      CARBO Ceramics, Inc.    3,000                                          261
    @ Chesapeake Energy Corp.    19,200                                      501
      ChevronTexaco Corp.    179,634                                      10,421
    o Cimarex Energy Co.    5,508                                            231
    o Comstock Resources, Inc.    4,500                                      125
      ConocoPhillips    112,196                                            7,022
    o Cooper Cameron Corp.    3,300                                          234
    o CREDO Petroleum Corp.    1,800                                          31
      Cross Timbers Royalty Trust    1,500                                    64
      Crosstex Energy L.P.    2,000                                           88
    o Denbury Resources, Inc.    4,900                                       229
      Devon Energy Corp.    37,360                                         2,096
      Diamond Offshore Drilling, Inc.    12,300                              702
      El Paso Corp.    51,387                                                617
    o Enbridge Energy Management LLC    1,195                                 66
    o Encore Acquisition Co.    2,250                                         71
    o Energy Partners Ltd.    1,700                                           45
      ENSCO International, Inc.    11,200                                    452
    @ Enterprise Products Partners L.P.    29,500                            789
      EOG Resources, Inc.    22,800                                        1,393
  (1) Exxon Mobil Corp.    537,816                                        31,597
    o FMC Technologies, Inc.    4,591                                        166
    o Forest Oil Corp.    4,450                                              199
      Frontier Oil Corp.    7,200                                            202
    o General Maritime Corp.    3,000                                        117
    o Global Industries Ltd.    4,400                                         43
      GlobalSantaFe Corp.    19,155                                          862
    o Grant Prideco, Inc.    6,100                                           196
    o Grey Wolf, Inc.    5,800                                                44
      Gulf Island Fabrication, Inc.    2,800                                  62
    o Gulfmark Offshore, Inc.    1,600                                        44
      Halliburton Co.    36,700                                            2,057
    o Hanover Compressor Co.    5,600                                         81
    o Harvest Natural Resources, Inc.    6,000                                55
      Helmerich & Payne, Inc.    4,800                                       274
      Holly Corp.    4,000                                                   187
    o Houston Exploration Co.    5,400                                       312
      Hugoton Royalty Trust    3,300                                         102
    o Hydril Co.    2,500                                                    160
    o Input/Output, Inc.    4,200                                             30
      Kerr-McGee Corp.    9,677                                              776
    o Key Energy Services, Inc.    10,300                                    135

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Kinder Morgan Management LLC    3,495                                  166
    @ Kinder Morgan, Inc.    10,700                                          951
    o Lone Star Technologies, Inc.    1,200                                   61
      Lufkin Industries, Inc.    1,000                                        48
      Magellan Midstream Partners    2,400                                    85
      Marathon Oil Corp.    30,654                                         1,789
      Maritrans, Inc.    2,500                                                66
      Markwest Energy Partners L.P.    500                                    26
    o Maverick Tube Corp.    3,800                                           126
    o Meridian Resource Corp.    3,100                                        16
      Murphy Oil Corp.    17,000                                             902
    o Nabors Industries Ltd.    11,817                                       773
    o NATCO Group, Inc., Class A    1,200                                     18
    o National-Oilwell Varco, Inc.    11,540                                 604
    o Newfield Exploration Co.    7,400                                      314
      Noble Corp.    10,100                                                  679
      Noble Energy, Inc.    7,109                                            587
      Occidental Petroleum Corp.    33,100                                 2,723
    o Oceaneering International, Inc.    3,600                               154
    o Offshore Logistics, Inc.    3,600                                      130
   @o Oil States International, Inc.    3,600                                106
      OMI Corp.    6,500                                                     117
      Overseas Shipholding Group    3,700                                    230
      Pacific Energy Partners L.P.    3,500                                  122
    o Parker Drilling Co.    2,800                                            21
      Patterson-UTI Energy, Inc.    13,200                                   433
   >o Petro Corp. escrow security    3,000                                    --
      Pioneer Natural Resources Co.    14,333                                621
      Plains All American Pipeline L.P.    4,600                             216
    o Plains Exploration & Production Co.    6,579                           254
      Pogo Producing Co.    6,300                                            347
      Premcor, Inc.    6,100                                                 467
    o Pride International, Inc.    10,200                                    265
    o Quicksilver Resources, Inc.    4,200                                   178
      Range Resources Corp.    5,400                                         165
    o Remington Oil & Gas Corp.    2,900                                     114
      Resource America, Inc., Class A    2,000                                36
    o Rowan Cos., Inc.    3,400                                              116
      RPC, Inc.    5,100                                                      99
      Schlumberger Ltd.    50,000                                          4,187
    o Seacor Holdings, Inc.    1,250                                          83
      Smith International, Inc.    7,400                                     503
    o Spinnaker Exploration Co.    2,900                                     114
      St. Mary Land & Exploration Co.    7,400                               234
    o Stone Energy Corp.    976                                               52
      Sunoco Logistics Partners L.P.    2,000                                 80
      Sunoco, Inc.    5,500                                                  692
    o Superior Energy Services, Inc.    4,900                                105
    o Swift Energy Co.    2,500                                              102
    o Syntroleum Corp.    4,000                                               42
      TC Pipelines L.P.    2,400                                              82
      TEL Offshore Trust    83                                                 1
      TEPPCO Partners L.P.    4,000                                          168
    o Tesoro Petroleum Corp.    4,800                                        231
    o Tetra Technologies, Inc.    3,700                                      148
      Tidewater, Inc.    2,700                                               109
    o Todco, Class A    5,500                                                169
    o Transmontaigne, Inc.    1,600                                           20
    o Transocean, Inc.    27,731                                           1,565
    o Ultra Petroleum Corp.    13,000                                        493
    o Unit Corp.    4,400                                                    209
    o Universal Compression Holdings, Inc.    2,900                          118
      Unocal Corp.    22,507                                               1,460
      Valero Energy Corp.    22,298                                        1,846
      Valero L.P.    1,600                                                    96
    o Veritas DGC, Inc.    3,000                                              92
      Vintage Petroleum, Inc.    10,500                                      369
    o W-H Energy Services, Inc.    900                                        28
    o Weatherford International Ltd.    10,600                               671
      Western Gas Resources, Inc.    4,000                                   160
      Williams Cos., Inc.    42,360                                          900
      World Fuel Services Corp.    6,000                                     147
      XTO Energy, Inc.    25,942                                             910
                                                                     -----------
                                                                         104,258

      FOOD & STAPLES RETAILING  2.6%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    5,000                                                169
      Albertson's, Inc.    30,468                                            649
      Arden Group, Inc., Class A    600                                       52
    o BJ's Wholesale Club, Inc.    6,100                                     195
      Casey's General Stores, Inc.    5,100                                  111
      Costco Wholesale Corp.    38,600                                     1,774
      CVS Corp.    67,000                                                  2,079
    > Fleming Cos., Inc.    3,400                                             --
    o Fresh Brands, Inc.    1,800                                             14
    o Great Atlantic & Pacific Tea Co.    2,200                               63
      Ingles Markets, Inc., Class A    300                                     5
    o Kroger Co.    60,800                                                 1,207
      Longs Drug Stores Corp.    3,300                                       143
      Marsh Supermarkets, Inc., Class B    1,000                              15
      Nash Finch Co.    1,700                                                 70
    o Pathmark Stores, Inc.    3,900                                          44
    o Performance Food Group Co.    1,900                                     57
    o Pricesmart, Inc.    500                                                  4
    o Rite Aid Corp.    40,400                                               181
      Ruddick Corp.    3,100                                                  85
      Safeway, Inc.    33,400                                                812
    o Smart & Final, Inc.    2,700                                            38
    o Spartan Stores, Inc.    500                                              6
      Supervalu, Inc.    18,087                                              640
      Sysco Corp.    52,036                                                1,876
      The Topps Co., Inc.    1,700                                            17
    o United Natural Foods, Inc.    2,600                                     88
  (5) Wal-Mart Stores, Inc.    346,700                                    17,110

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Walgreen Co.    84,400                                               4,039
      Weis Markets, Inc.    1,700                                             69
      Whole Foods Market, Inc.    6,100                                      833
    o Wild Oats Markets, Inc.    3,800                                        51
                                                                     -----------
                                                                          32,496

      FOOD BEVERAGE & TOBACCO  4.5%
      --------------------------------------------------------------------------
      Alliance One International, Inc.    3,300                               20
      Altria Group, Inc.    168,800                                       11,303
      American Italian Pasta Co., Class A    1,000                            21
      Anheuser-Busch Cos., Inc.    67,000                                  2,971
      Archer-Daniels-Midland Co.    53,958                                 1,238
   >o Aurora Foods, Inc.    2,500                                             --
    o Bridgford Foods Corp.    300                                             2
      Brown-Forman Corp., Class B    9,912                                   579
    @ Campbell Soup Co.    35,400                                          1,092
    @ Chiquita Brands International, Inc.    10,000                          302
      Coca-Cola Bottling Co. Consolidated    400                              21
      The Coca-Cola Co.    202,200                                         8,848
      Coca-Cola Enterprises, Inc.    39,700                                  933
      ConAgra Foods, Inc.    43,293                                          983
    o Constellation Brands, Inc., Class A    17,600                          482
      Corn Products International, Inc.    15,600                            375
    o Dean Foods Co.    8,613                                                307
    o Del Monte Foods Co.    8,931                                           100
      Delta & Pine Land Co.    2,000                                          54
      Flowers Foods, Inc.    29,272                                          737
      Fresh Del Monte Produce, Inc.    4,200                                 111
      General Mills, Inc.    31,300                                        1,484
    o Green Mountain Coffee Roasters, Inc.    900                             32
    o Griffen Land & Nurseries, Inc.    300                                    8
      H.J. Heinz Co.    27,900                                             1,026
    o Hain Celestial Group, Inc.    1,406                                     28
      Hershey Foods Corp.    21,400                                        1,367
      Hormel Foods Corp.    9,000                                            266
      J & J Snack Foods Corp.    3,200                                       188
      The J.M. Smuckers Co.    2,438                                         116
    o John B. Sanfilippo & Son    5,000                                      114
      Kellogg Co.    34,400                                                1,559
      Kraft Foods, Inc., Class A    112,000                                3,422
      Lancaster Colony Corp.    3,400                                        150
      Lance, Inc.    2,900                                                    52
    o M&F Worldwide Corp.    1,200                                            16
    o Maui Land & Pineapple Co., Inc.    800                                  30
      McCormick & Co., Inc.    11,300                                        393
      MGP Ingredients, Inc.    3,400                                          29
      Molson Coors Brewing Co., Class B    2,500                             157
    o Monterey Gourmet Foods, Inc.    700                                      3
      National Beverage Corp.    7,400                                        61
    o Peet's Coffee & Tea, Inc.    1,800                                      62
      The Pepsi Bottling Group, Inc.    23,400                               682
      PepsiAmericas, Inc.    13,200                                          340
      PepsiCo, Inc.    140,800                                             7,678
    @ Pilgrim's Pride Corp., Class B    1,400                                 53
    @ Ralcorp Holdings, Inc.    6,700                                        288
      Reynolds American, Inc.    11,332                                      944
      Rocky Mountain Chocolate Factory, Inc.    2,311                         56
      Sanderson Farms, Inc.    5,250                                         226
      Sara Lee Corp.    64,378                                             1,283
      Seaboard Corp.    200                                                  344
    o Smithfield Foods, Inc.    6,300                                        165
      Tasty Baking Co.    500                                                  4
      Tootsie Roll Industries, Inc.    2,322                                  73
    o TreeHouse Foods, Inc.    1,722                                          53
    @ Tyson Foods, Inc., Class A    30,340                                   566
      Universal Corp.    1,800                                                86
      UST, Inc.    12,700                                                    584
      Vector Group Ltd.    3,388                                              66
      Wm. Wrigley Jr. Co.    19,100                                        1,359
                                                                     -----------
                                                                          55,892

      HEALTH CARE EQUIPMENT & SERVICES  5.4%
      --------------------------------------------------------------------------
    o Abiomed, Inc.    800                                                     8
    o Accelrys, Inc.    1,300                                                  7
    o Accredo Health, Inc.    2,841                                          129
    o Advanced Medical Optics, Inc.    4,111                                 171
    o Advanced Neuromodulation Systems, Inc.    1,050                         53
    o The Advisory Board Co.    1,000                                         52
    o AeroGen, Inc.    640                                                    --
      Aetna, Inc.    29,600                                                2,291
    o Align Technology, Inc.    8,700                                         57
    o Alliance Imaging, Inc.    1,800                                         18
    o Allscripts Healthcare Solutions, Inc.    1,900                          32
    o Amedisys, Inc.    2,500                                                 98
    o America Service Group, Inc.    4,950                                   107
   @o American Healthways, Inc.    3,100                                     138
    o American Medical Systems Holdings, Inc.    7,800                       181
    o American Retirement Corp.    700                                        10
    o AMERIGROUP Corp.    1,800                                               62
      AmerisourceBergen Corp.    10,324                                      741
    o AMN Healthcare Services, Inc.    4,110                                  70
    o Amsurg Corp.    2,300                                                   64
      Analogic Corp.    1,400                                                 72
   @o Apria Healthcare Group, Inc.    4,100                                  138
      Arrow International, Inc.    3,500                                     110
    o Arthrocare Corp.    1,400                                               51

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Aspect Medical Systems, Inc.    3,700                                  122
      Bausch & Lomb, Inc.    3,400                                           288
      Baxter International, Inc.    50,118                                 1,968
      Beckman Coulter, Inc.    5,100                                         277
      Becton Dickinson & Co.    21,300                                     1,179
    o Beverly Enterprises, Inc.    8,800                                     112
    o Bio-Rad Laboratories, Inc., Class A    1,000                            60
      Biomet, Inc.    20,125                                                 767
    o BioScrip, Inc.    2,172                                                 15
    o Biosite, Inc.    1,400                                                  77
    o BioVeris Corp.    3,800                                                 20
    o Boston Scientific Corp.    70,300                                    2,035
    o Bruker BioSciences Corp.    2,100                                        9
      C.R. Bard, Inc.    8,000                                               534
    o Cantel Medical Corp.    3,571                                           63
      Cardinal Health, Inc.    36,160                                      2,154
    o Caremark Rx, Inc.    37,090                                          1,653
    o Centene Corp.    1,000                                                  29
    o Cerner Corp.    4,200                                                  317
    o Cerus Corp.    500                                                       3
      Chemed Corp.    1,400                                                   60
    o Chindex International, Inc.    2,200                                    10
    o Cholestech Corp.    1,700                                               19
      CIGNA Corp.    12,800                                                1,366
    o Clarient, Inc.    1,100                                                  2
    o Community Health Systems, Inc.    7,100                                274
    o Conmed Corp.    1,700                                                   51
      The Cooper Cos., Inc.    2,781                                         191
    o Corvel Corp.    1,900                                                   51
    o Covance, Inc.    5,800                                                 287
    o Coventry Health Care, Inc.    15,958                                 1,129
    o Cross Country Healthcare, Inc.    1,600                                 32
    o CryoLife, Inc.    750                                                    6
   @o CyberCare, Inc.    900                                                  --
    o Cyberonics    1,200                                                     46
    o Cytyc Corp.    7,800                                                   195
      D&K Healthcare Resources, Inc.    3,200                                 46
      Dade Behring Holdings, Inc.    2,600                                   197
      Datascope Corp.    2,500                                                84
    o DaVita, Inc.    8,250                                                  390
    o Dendrite International, Inc.    3,600                                   62
      Dentsply International, Inc.    6,550                                  365
      Diagnostic Products Corp.    1,700                                      96
    o DJ Orthopedics, Inc.    3,000                                           74
    o Dynacq Healthcare, Inc.    3,616                                        19
    o Eclipsys Corp.    1,800                                                 31
   @o Edwards Lifesciences Corp.    3,900                                    179
    o Enpath Medical, Inc.    3,000                                           19
    o eResearch Technology, Inc.    5,625                                     85
    o Express Scripts, Inc.    12,600                                        659
    o Fisher Scientific International, Inc.    8,876                         595
    o Five Star Quality Care, Inc.    135                                      1
    o Gen-Probe, Inc.    3,400                                               150
    o Genesis HealthCare Corp.    6,250                                      281
    o Gentiva Health Services, Inc.    3,250                                  63
    o Greatbatch, Inc.    1,100                                               27
      Guidant Corp.    25,816                                              1,776
    o Haemonetics Corp.    3,700                                             156
    o Hanger Orthopedic Group, Inc.    5,400                                  42
      HCA, Inc.    34,000                                                  1,675
      Health Management Associates, Inc., Class A    15,900                  378
    o Health Net, Inc.    9,100                                              353
    o HealthExtras, Inc.    1,900                                             38
    o HealthTronics Surgical Services, Inc.    3,500                          45
    o Henry Schein, Inc.    4,600                                            199
    @ Hillenbrand Industries, Inc.    5,800                                  298
   @o Hologic, Inc.    2,600                                                 119
      Hooper Holmes, Inc.    4,600                                            19
    o Hospira, Inc.    14,070                                                538
    o Humana, Inc.    18,900                                                 753
    o ICU Medical, Inc.    550                                                18
    o Idexx Laboratories, Inc.    2,500                                      159
    o IDX Systems Corp.    4,000                                             128
    o Illumina, Inc.    1,500                                                 17
    o Immucor, Inc.    2,530                                                  70
      IMS Health, Inc.    19,300                                             526
    o Inamed Corp.    2,850                                                  206
   @o Integra LifeSciences Holdings Corp.    1,100                            33
    o Intermagnetics General Corp.    2,056                                   60
    o Intuitive Surgical, Inc.    1,050                                       73
      Invacare Corp.    2,000                                                 84
    o Kindred Healthcare, Inc.    4,624                                      170
    o Kinetic Concepts, Inc.    2,500                                        150
    o Kyphon, Inc.    3,000                                                  122
    o LabOne, Inc.    2,100                                                   79
    o Laboratory Corp. of America Holdings    12,800                         649
    o Lifeline Systems, Inc.    4,600                                        158
    o LifePoint Hospitals, Inc.    3,707                                     173
    o Lincare Holdings, Inc.    7,100                                        286
    o Magellan Health Services, Inc.    3,007                                108
      Manor Care, Inc.    8,000                                              304
    o Matria Healthcare, Inc.    1,800                                        64
      Matthews International Corp., Class A    1,900                          74
      McKesson Corp.    22,900                                             1,031
    o Med-Design Corp.    1,200                                                1
    o Medcath Corp.    1,500                                                  41
    o Medco Health Solutions, Inc.    23,638                               1,145
    o Medical Action Industries, Inc.    2,500                                47
    o Medical Staffing Network Holdings, Inc.    1,300                         7
      Medtronic, Inc.    98,374                                            5,306
      Mentor Corp.    3,000                                                  149

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Meridian Bioscience, Inc.    5,000                                     125
    o Merit Medical Systems, Inc.    2,222                                    38
    o Millipore Corp.    5,100                                               312
    o Molecular Devices Corp.    3,200                                        68
    o Molina Healthcare, Inc.    2,500                                        60
      National Healthcare Corp.    600                                        20
    o National Medical Health Card Systems, Inc.    800                       21
      NDCHealth Corp.    1,900                                                34
    o Nektar Therapeutics    2,200                                            41
    o North American Scientific, Inc.    700                                   2
    o Novoste Corp.    1,600                                                   1
    o Nutraceutical International Corp.    5,000                              71
      NWH, Inc.    2,500                                                      38
    o OCA, Inc.    2,112                                                       4
    o Odyssey HealthCare, Inc.    2,250                                       33
      Omnicare, Inc.    7,500                                                346
      Option Care, Inc.    2,250                                              32
    o OraSure Technologies, Inc.    1,500                                     16
      Owens & Minor, Inc.    2,000                                            59
    o Pacificare Health Systems, Inc.    18,800                            1,433
    o Parexel International Corp.    2,400                                    48
    o Patterson Cos., Inc.    10,600                                         473
    o PDI, Inc.    2,900                                                      43
    o Pediatrix Medical Group, Inc.    3,000                                 235
    o Per-Se Technologies, Inc.    10,000                                    231
      PerkinElmer, Inc.    11,477                                            241
    o Pharmaceutical Product Development, Inc.    5,000                      286
      PolyMedica Corp.    779                                                 27
    o Precis, Inc.    1,200                                                    1
    o Priority Healthcare Corp., Class B    2,000                             55
    o PSS World Medical, Inc.    5,800                                        85
    o QMed, Inc.    500                                                        5
      Quest Diagnostics    14,820                                            761
    o Regeneration Technologies, Inc.    1,700                                13
    o RehabCare Group, Inc.    4,000                                          93
    o Renal Care Group, Inc.    4,550                                        214
    o Res-Care, Inc.    4,500                                                 67
    o Resmed, Inc.    2,000                                                  134
    o Respironics, Inc.    3,800                                             144
      Service Corp. International    24,100                                  209
    o SFBC International, Inc.    1,500                                       60
    o Sierra Health Services, Inc.    11,700                                 789
    o SonoSite, Inc.    1,600                                                 54
    o Specialty Laboratories    700                                            7
    o St. Jude Medical, Inc.    29,600                                     1,403
    o Steris Corp.    6,100                                                  166
      Stewart Enterprises, Inc., Class A    7,200                             54
      Stryker Corp.    33,600                                              1,817
    o Sunrise Senior Living, Inc.    1,700                                    90
    o Sybron Dental Specialties, Inc.    4,633                               170
    o Symbion, Inc.    2,500                                                  61
    o Tenet Healthcare Corp.    36,650                                       445
    o Theragenics Corp.    2,500                                               9
    o Thermo Electron Corp.    26,550                                        793
    o Thoratec Corp.    2,636                                                 44
    o Triad Hospitals, Inc.    6,044                                         300
    o TriPath Imaging, Inc.    2,600                                          23
    o Tripos, Inc.    6,000                                                   23
    o Trizetto Group, Inc.    5,900                                           95
    o United Surgical Partners International, Inc.    2,100                   76
      UnitedHealth Group, Inc.    102,600                                  5,366
      Universal Health Services, Class B    4,000                            208
    o Urologix, Inc.    1,800                                                 10
    o US Physical Therapy, Inc.    3,500                                      64
      Utah Medical Products, Inc.    2,500                                    57
    o Varian Medical Systems, Inc.    11,900                                 467
    o Varian, Inc.    5,800                                                  217
    o VCA Antech, Inc.    5,400                                              128
    o Ventana Medical Systems, Inc.    2,400                                 103
    o Ventiv Health, Inc.    2,233                                            49
    o Viasys Healthcare, Inc.    2,982                                        74
    o VistaCare, Inc., Class A    1,000                                       21
      Vital Signs, Inc.    1,900                                              86
    o Waters Corp.    8,700                                                  394
    o WebMD Corp.    19,426                                                  206
    o WellChoice, Inc.    6,800                                              449
    o WellPoint, Inc.    54,194                                            3,834
      West Pharmaceutical Services, Inc.    6,600                            182
    o Wright Medical Group, Inc.    1,700                                     44
      Young Innovations, Inc.    2,000                                        72
    o Zimmer Holdings, Inc.    20,300                                      1,672
                                                                     -----------
                                                                          67,612

      HOTELS RESTAURANTS & LEISURE  1.9%
      --------------------------------------------------------------------------
      Ambassadors Group, Inc.    1,700                                        72
      Ameristar Casinos, Inc.    3,400                                       100
      Applebee's International, Inc.    7,912                                210
   @o Argosy Gaming Co.    1,600                                              75
   @o Aztar Corp.    1,900                                                    63
    o Bally Total Fitness Holding Corp.    6,500                              23
      Bob Evans Farms, Inc.    2,200                                          56
      Boyd Gaming Corp.    7,800                                             409
    o Brinker International, Inc.    6,900                                   282
    o Buca, Inc.    1,100                                                      7
      Carnival Corp.    50,000                                             2,620
   >o Catskill Litigation Trust    500                                        --
      CBRL Group, Inc.    3,300                                              129
    o CEC Entertainment, Inc.    2,025                                        78
      Cedar Fair L.P.    5,300                                               174
   @o The Cheesecake Factory    2,887                                        103
      Choice Hotels International, Inc.    3,400                             225
      Churchill Downs, Inc.    900                                            42

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CKE Restaurants, Inc.    4,800                                          62
      Darden Restaurants, Inc.    13,300                                     461
    o Dave and Buster's, Inc.    1,700                                        32
      Dover Downs Gaming & Entertainment, Inc.    1,480                       21
      Dover Motorsports, Inc.    1,400                                         8
    o Empire Resorts, Inc.    500                                              2
    o Gaylord Entertainment Co.    2,625                                     126
    o Golf Trust of America, Inc. L.P.    2,400                                4
      GTECH Holdings Corp.    9,400                                          282
      Harrah's Entertainment, Inc.    15,273                               1,203
      Hilton Hotels Corp.    32,926                                          815
      IHOP Corp.    3,000                                                    132
      International Game Technology    29,100                                796
      International Speedway Corp., Class A    3,245                         189
    o Interstate Hotels & Resorts, Inc.    82                                 --
    o Isle of Capri Casinos, Inc.    6,900                                   193
    o Jack in the Box, Inc.    4,200                                         160
    o Krispy Kreme Doughnuts, Inc.    2,100                                   15
    o La Quinta Corp.    13,000                                              117
      Landry's Restaurants, Inc.    1,800                                     56
   @o Las Vegas Sands Corp.    14,000                                        563
    o Life Time Fitness, Inc.    2,500                                        84
      Lone Star Steakhouse & Saloon, Inc.    4,400                           132
    o Luby's, Inc.    1,400                                                   20
      The Marcus Corp.    4,600                                               99
      Marriott International, Inc., Class A    18,700                      1,280
      McDonald's Corp.    105,300                                          3,282
    o MGM Mirage    24,600                                                 1,118
    o MTR Gaming Group, Inc.    2,300                                         24
    o Multimedia Games, Inc.    1,500                                         16
    o O'Charleys, Inc.    400                                                  7
      Outback Steakhouse, Inc.    7,000                                      326
    o P.F. Chang's China Bistro, Inc.    800                                  46
    o Panera Bread Co., Class A    800                                        47
    o Papa John's International, Inc.    1,700                                73
    o Penn National Gaming, Inc.    9,800                                    350
    o Rare Hospitality International Inc.    3,325                           104
      Royal Caribbean Cruises Ltd.    16,500                                 750
      Ruby Tuesday, Inc.    5,600                                            140
    o Ryan's Restaurant Group, Inc.    2,250                                  29
    o Scientific Games Corp., Class A    6,500                               178
    o Shuffle Master, Inc.    2,812                                           75
    o Six Flags, Inc.    7,500                                                39
    o Smith & Wollensky Restaurant Group, Inc.    900                          6
    o Sonic Corp.    2,812                                                    85
      Speedway Motorsports, Inc.    4,800                                    190
    o Starbucks Corp.    31,300                                            1,645
      Starwood Hotels & Resorts Worldwide, Inc.    17,730                  1,123
      Station Casinos, Inc.    4,650                                         342
    o The Steak N Shake Co.    1,580                                          34
      Triarc Cos., Class B    4,400                                           69
    o Vail Resorts, Inc.    3,800                                            108
      Wendy's International, Inc.    10,300                                  533
    o WMS Industries, Inc.    1,500                                           49
   @o Wynn Resorts Ltd.    4,000                                             225
      Yum! Brands, Inc.    24,000                                          1,256
                                                                     -----------
                                                                          23,789

      HOUSEHOLD & PERSONAL PRODUCTS  2.0%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    6,950                                   314
      Avon Products, Inc.    39,000                                        1,276
    o Central Garden & Pet Co.    1,600                                       80
    o Chattem, Inc.    1,200                                                  55
      Church & Dwight Co., Inc.    4,950                                     186
      Clorox Co.    18,200                                                 1,016
      Colgate-Palmolive Co.    42,500                                      2,250
   @o Energizer Holdings, Inc.    6,333                                      405
      The Estee Lauder Cos., Inc., Class A    10,300                         403
      The Gillette Co.    81,400                                           4,369
      Inter Parfums, Inc.    675                                              13
      Kimberly-Clark Corp.    40,639                                       2,591
      Nature's Sunshine Products, Inc.    4,000                               80
    o NBTY, Inc.    5,400                                                    131
      Nu Skin Enterprises, Inc., Class A    6,500                            154
      Oil-Dri Corp. of America    400                                          7
      Procter & Gamble Co.    213,400                                     11,871
    o Spectrum Brands, Inc.    2,800                                          87
   @o USANA Health Sciences, Inc.    1,000                                    48
      WD-40 Co.    1,600                                                      46
                                                                     -----------
                                                                          25,382

      INSURANCE  4.8%
      --------------------------------------------------------------------------
      21st Century Holding Co.    1,500                                       19
      21st Century Insurance Group    7,200                                  110
      AFLAC, Inc.    42,600                                                1,921
      Alfa Corp.    6,800                                                    111
    o Allmerica Financial Corp.    4,900                                     191
      The Allstate Corp.    58,874                                         3,607
      AMBAC Financial Group, Inc.    7,750                                   557
      American Financial Group, Inc.    5,500                                186
 (10) American International Group, Inc.    211,922                       12,758
      American National Insurance Co.    1,300                               150
    o American Physicians Capital, Inc.    2,500                             100
      AmerUs Group Co.    4,400                                              227
      AON Corp.    25,500                                                    649
    o Arch Capital Group Ltd.    3,900                                       179
    o Argonaut Group, Inc.    2,400                                           58

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Arthur J. Gallagher & Co.    6,800                                     190
      Assurant, Inc.    4,000                                                148
      Baldwin & Lyons, Inc., Class B    750                                   20
    o Berkshire Hathaway, Inc., Class A    119                             9,936
      Brown & Brown, Inc.    5,500                                           238
    @ Chubb Corp.    16,547                                                1,470
      Cincinnati Financial Corp.    13,450                                   554
      Clark, Inc.    1,700                                                    25
    o CNA Financial Corp.    20,900                                          627
    o CNA Surety Corp.    2,200                                               32
      Commerce Group, Inc.    1,600                                          100
    o Conseco, Inc.    4,000                                                  87
      Crawford & Co., Class B    1,600                                        11
      Delphi Financial Group, Inc., Class A    4,515                         219
      EMC Insurance Group, Inc.    1,200                                      22
      Erie Indemnity Co., Class A    5,500                                   299
      FBL Financial Group, Inc., Class A    2,090                             62
      Fidelity National Financial, Inc.    13,517                            533
      First American Corp.    7,800                                          343
    o FPIC Insurance Group, Inc.    400                                       13
    @ Genworth Financial, Inc.    30,000                                     941
      Great American Financial Resources, Inc.    2,800                       55
      Harleysville Group, Inc.    1,800                                       40
      Hartford Financial Services Group, Inc.    24,400                    1,966
    @ HCC Insurance Holdings, Inc.    7,950                                  220
      Hilb, Rogal & Hobbs Co.    3,000                                       102
      Horace Mann Educators Corp.    1,800                                    36
      Independence Holding Co.    2,700                                       48
      Infinity Property & Casualty Corp.    2,500                             89
      Jefferson-Pilot Corp.    7,600                                         381
      Landamerica Financial Group, Inc.    5,300                             332
      Lincoln National Corp.    15,100                                       729
      Loews Corp.    15,000                                                1,254
    o Markel Corp.    300                                                    101
      Marsh & McLennan Cos., Inc.    43,000                                1,246
      MBIA, Inc.    11,250                                                   683
      Mercury General Corp.    5,400                                         312
      Metlife, Inc.    62,000                                              3,047
      The Midland Co.    1,800                                                68
    o MIIX Group, Inc.    2,400                                               --
    o National Western Life Insurance Co., Class A    300                     61
      Nationwide Financial Services, Inc., Class A    1,300                   51
    o Navigators Group, Inc.    1,500                                         55
      NYMAGIC, Inc.    2,100                                                  51
      Odyssey Re Holdings Corp.    5,400                                     137
      Ohio Casualty Corp.    5,500                                           141
      Old Republic International Corp.    16,350                             429
    o Penn Treaty American Corp.    150                                        2
    o Philadelphia Consolidated Holding Co.    1,000                          83
      The Phoenix Cos., Inc.    7,000                                         88
    o PMA Capital Corp., Class A    700                                        7
      Presidential Life Corp.    1,000                                        18
    o ProAssurance Corp.    1,670                                             72
      The Progressive Corp.    21,300                                      2,123
      Protective Life Corp.    5,500                                         240
      Prudential Financial, Inc.    45,500                                 3,044
      Reinsurance Group of America, Inc.    5,100                            215
      RLI Corp.    2,800                                                     133
      Safeco Corp.    12,500                                                 687
      Safety Insurance Group, Inc.    1,000                                   36
    o SCPIE Holdings, Inc.    700                                              9
      Selective Insurance Group, Inc.    1,200                                60
    @ The St. Paul Travelers Cos., Inc.    54,550                          2,401
      Stancorp Financial Group, Inc.    2,500                                216
      State Auto Financial Corp.    1,300                                     41
      Stewart Information Services Corp.    3,700                            174
      Torchmark Corp.    10,600                                              554
      Transatlantic Holdings, Inc.    6,437                                  381
    o Triad Guaranty, Inc.    1,700                                           82
      UICI    2,500                                                           77
      United Fire & Casualty Co.    1,000                                     45
      Unitrin, Inc.    5,600                                                 298
      UnumProvident Corp.    23,914                                          458
    o USI Holdings Corp.    4,500                                             58
      W.R. Berkley Corp.    15,300                                           573
      Wesco Financial Corp.    200                                            70
      White Mountains Insurance Group Ltd.    200                            128
      Zenith National Insurance Corp.    600                                  42
                                                                     -----------
                                                                          60,742

      MATERIALS  3.4%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    2,300                                              43
    o A.M. Castle & Co.    1,500                                              23
    o AEP Industries, Inc.    400                                              8
      Air Products & Chemicals, Inc.    17,700                             1,058
      Airgas, Inc.    5,000                                                  147
    o AK Steel Holding Corp.    7,027                                         65
      Albemarle Corp.    4,500                                               171
      Alcoa, Inc.    72,964                                                2,047
    o Aleris International, Inc.    2,459                                     56
      Allegheny Technologies, Inc.    7,700                                  224
      Alliance Resource Partners L.P.    1,700                               143
      AMCOL International Corp.    5,000                                      99
      Aptargroup, Inc.    2,200                                              110
      Arch Chemicals, Inc.    2,700                                           70
      Arch Coal, Inc.    3,500                                               199
      Ashland, Inc.    7,000                                                 430

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Ball Corp.    12,600                                                   478
      Bemis Co.    6,400                                                     173
      Bowater, Inc.    2,300                                                  78
    o Brush Engineered Materials, Inc.    3,600                               61
    o Buckeye Technologies, Inc.    1,200                                     12
      Cabot Corp.    5,200                                                   180
      Calgon Carbon Corp.    2,300                                            20
      Cambrex Corp.    3,400                                                  67
      Carpenter Technology Corp.    2,500                                    157
    o Century Aluminum Co.    3,100                                           76
      Chemtura Corp.    16,927                                               266
      Chesapeake Corp.    1,000                                               22
      Commercial Metals Co.    7,000                                         201
      Consol Energy, Inc.    8,300                                           559
    o Crown Holdings, Inc.    6,100                                           96
      Cytec Industries, Inc.    7,400                                        336
      Deltic Timber Corp.    700                                              30
      The Dow Chemical Co.    78,766                                       3,777
      E.I. du Pont de Nemours & Co.    83,195                              3,551
      Eagle Materials, Inc.    3,381                                         347
      Eastman Chemical Co.    5,600                                          310
      Ecolab, Inc.    21,500                                                 722
      Engelhard Corp.    9,300                                               267
      Ferro Corp.    4,200                                                    94
      Florida Rock Industries, Inc.    3,487                                 191
    o FMC Corp.    3,100                                                     187
      Freeport-McMoran Copper & Gold, Inc., Class B    16,000                644
      Georgia Gulf Corp.    3,300                                            105
    @ Georgia-Pacific Corp.    44,365                                      1,515
      Gibraltar Industries, Inc.    3,750                                     90
    o Glamis Gold Ltd.    11,100                                             194
      Greif, Inc., Class A    3,700                                          233
      H.B. Fuller Co.    2,000                                                69
   >o HA-LO Industries, Inc.    2,100                                         --
      Hawkins, Inc.    1,900                                                  24
    o Headwaters, Inc.    2,500                                              107
    o Hercules, Inc.    8,500                                                119
      International Flavors & Fragrances, Inc.    4,400                      167
      International Paper Co.    39,304                                    1,242
    o Kaiser Aluminum Corp.    2,000                                          --
      Kronos Worldwide, Inc.    2,560                                         82
      Lafarge North America, Inc.    6,200                                   433
    o Lesco, Inc.    500                                                       7
      Louisiana-Pacific Corp.    4,800                                       129
      Lubrizol Corp.    3,400                                                150
      Lyondell Chemical Co.    19,930                                        557
      MacDermid, Inc.    3,800                                               126
      Martin Marietta Materials, Inc.    4,200                               305
      Massey Energy Co.    6,800                                             294
    o Material Sciences Corp.    4,000                                        60
      MeadWestvaco Corp.    11,674                                           341
    o Meridian Gold, Inc.    6,600                                           118
      Minerals Technologies, Inc.    3,100                                   193
    o Mod-Pac Corp.    500                                                     8
      Monsanto Co.    21,645                                               1,458
   @o The Mosaic Co.    29,500                                               513
      Myers Industries, Inc.    2,580                                         34
      Natural Resource Partners L.P.    2,000                                129
      Neenah Paper, Inc.    1,231                                             41
    o NewMarket Corp    2,000                                                 34
      Newmont Mining Corp.    34,251                                       1,286
    o NL Industries, Inc.    5,300                                            93
      NN, Inc.    1,800                                                       23
    @ Nucor Corp.    13,500                                                  749
      Olin Corp.    4,820                                                     88
    o OM Group, Inc.    2,400                                                 56
    o Omnova Solutions, Inc.    3,400                                         20
    o Owens-Illinois, Inc.    16,200                                         416
      Packaging Corp. of America    6,000                                    127
      Packaging Dynamics Corp.    260                                          4
    o Pactiv Corp.    12,400                                                 273
      Peabody Energy Corp.    7,600                                          500
      Penford Corp.    2,700                                                  40
      Penn Virginia Resource Partners L.P.    2,500                          129
   >o Peregrine Systems, Inc.    7,015                                        --
      Phelps Dodge Corp.    7,330                                            780
    o PolyOne Corp.    3,200                                                  23
      Potlatch Corp.    13,400                                               775
      PPG Industries, Inc.    13,900                                         904
      Praxair, Inc.    25,700                                              1,269
      Quanex Corp.    3,750                                                  229
    @ Reliance Steel & Aluminum Co.    4,250                                 199
      Roanoke Electric Steel Corp.    800                                     16
      Rock-Tennessee Co., Class A    1,500                                    20
      Rohm & Haas Co.    26,753                                            1,232
      Royal Gold, Inc.    3,100                                               59
      RPM International, Inc.    9,600                                       180
    o RTI International Metals, Inc.    4,000                                138
    @ Ryerson Tull, Inc.    1,600                                             31
      Schnitzer Steel Industries, Inc., Class A    1,650                      47
      Schweitzer-Mauduit International, Inc.    5,800                        152
    o The Scotts Miracle-Gro Co., Class A    2,800                           220
    o Sealed Air Corp.    6,000                                              318
      Sensient Technologies Corp.    2,300                                    44
      Sigma-Aldrich Corp.    6,300                                           404
      Silgan Holdings, Inc.    2,900                                         167
    o Smurfit-Stone Container Corp.    10,900                                132
    @ Sonoco Products Co.    4,100                                           114
      Southern Peru Copper Corp.    5,400                                    276
      Spartech Corp.    4,200                                                 79
      Steel Dynamics, Inc.    3,500                                          113
      Steel Technologies, Inc.    3,700                                       79

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Stepan Co.    1,200                                                     32
    o Stillwater Mining Co.    1,133                                           9
    o Symyx Technologies, Inc.    3,800                                      114
      Temple-Inland, Inc.    8,800                                           350
      Texas Industries, Inc.    1,000                                         74
   @o Titanium Metals Corp.    900                                            58
      United States Steel Corp.    9,900                                     422
      USEC, Inc.    3,000                                                     47
      Valhi, Inc.    8,600                                                   153
      Valspar Corp.    4,200                                                 206
      Vulcan Materials Co.    9,400                                          660
      Wausau-Mosinee Paper Corp.    4,700                                     59
      Wellman, Inc.    5,400                                                  45
      Westlake Chemical Corp.    1,000                                        32
    o Westmoreland Coal Co.    3,500                                          97
      Weyerhaeuser Co.    16,750                                           1,155
      Worthington Industries, Inc.    7,200                                  127
    o Zoltek Cos., Inc.    1,500                                              16
                                                                     -----------
                                                                          42,132

      MEDIA  4.0%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    1,000                                      20
    o Acme Communications, Inc.    1,900                                       8
    o ACT Teleconferencing, Inc.    1,100                                      1
   @o Adelphia Communications, Class A    6,301                                1
      Advo, Inc.    4,050                                                    142
      Arbitron, Inc.    2,120                                                 88
      Belo Corp., Class A    9,400                                           224
    o Cablevision Systems Corp., NY Group, Class A    18,800                 582
      Cadmus Communications Corp.    3,900                                    79
      Carmike Cinemas, Inc.    2,500                                          75
      Catalina Marketing Corp.    5,900                                      141
    o Charter Communications, Inc., Class A    20,300                         27
    o Citadel Broadcasting Corp.    2,500                                     31
      Clear Channel Communications, Inc.    49,721                         1,623
    o Comcast Corp., Class A    148,336                                    4,558
   @o Comcast Corp., Special Class A    42,800                             1,284
      Courier Corp.    6,300                                                 256
    o Cox Radio, Inc., Class A    4,600                                       72
    o Crown Media Holdings, Inc., Class A    6,000                            55
    o Cumulus Media, Inc., Class A    5,100                                   64
      DAG Media, Inc.    2,500                                                 8
    o Daily Journal Corp.    500                                              19
      Dex Media, Inc.    4,000                                               101
    o The DIRECTV Group, Inc.    101,476                                   1,563
    o Discovery Holding Co., Class A    22,323                               319
    @ Dow Jones & Co., Inc.    9,000                                         338
      The E.W. Scripps Co., Class A    12,000                                606
    o EchoStar Communications Corp., Class A    21,300                       612
    o EMAK Worldwide, Inc.    500                                              5
    o Emmis Communications Corp., Class A    713                              15
    o Entercom Communications Corp.    3,000                                  95
    o Entravision Communications Corp., Class A    5,000                      43
      Gannett Co., Inc.    23,500                                          1,715
    o Gemstar -- TV Guide International, Inc.    21,160                       65
   @o Getty Images, Inc.    4,600                                            371
      Gray Television, Inc.    5,600                                          72
      Harte-Hanks, Inc.    8,100                                             220
    @ Hearst-Argyle Television, Inc.    3,700                                 93
      Hollinger International, Inc., Class A    7,300                         73
    o Insight Communications Co., Class A    5,200                            60
    o Interactive Data Corp.    20,700                                       443
    o Interpublic Group of Cos., Inc.    34,144                              427
      John Wiley & Sons, Class A    6,300                                    270
      Journal Communications, Inc., Class A    7,500                         120
    o Journal Register Co.    3,200                                           60
      Knight-Ridder, Inc.    5,700                                           357
    o Lakes Entertainment, Inc.    1,800                                      30
    o Lamar Advertising Co., Class A    9,200                                405
      Lee Enterprises, Inc.    2,500                                         107
      Liberty Corp.    1,000                                                  39
    o Liberty Global, Inc., Class A    12,759                                605
    o Liberty Media Corp., Class A    223,239                              1,962
    o Lin TV Corp., Class A    3,300                                          47
    o Martha Stewart Living Omnimedia, Class A    3,900                      104
      McClatchy Co., Class A    7,200                                        479
      The McGraw-Hill Cos., Inc.    34,600                                 1,592
      Media General, Inc., Class A    2,000                                  137
    o Mediacom Communications Corp., Class A    7,600                         53
      Meredith Corp.    6,000                                                297
      New York Times Co., Class A    13,200                                  416
      News Corp, Inc., Class A    253,950                                  4,160
    o Nexstar Broadcasting Group, Inc., Class A    4,500                      25
    o NTL, Inc.    6,000                                                     400
      Omnicom Group, Inc.    16,800                                        1,426
    o Paxson Communications Corp.    1,900                                     1
    o Pegasus Communications Corp., Class A    6,320                          22
    o Pixar, Inc.    11,200                                                  482
    o Playboy Enterprises, Inc., Class B    4,500                             61
    o ProQuest Co.    1,700                                                   59
    o R.H. Donnelley Corp.    2,000                                          131

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Radio One, Inc., Class A    9,500                                      125
   >o Radio Unica Communications Corp.    300                                 --
      The Reader's Digest Association, Inc., Class A    7,300                119
    @ Regal Entertainment Group, Class A    4,200                             81
    o Saga Communications, Inc., Class A    3,750                             54
    o Salem Communications Corp., Class A    900                              18
    o Scholastic Corp.    2,200                                               81
      Sinclair Broadcast Group, Inc., Class A    4,800                        43
   @o Sirius Satellite Radio, Inc.    1,200                                    8
      Thomas Nelson, Inc.    3,300                                            75
    o Time Warner, Inc.    367,052                                         6,247
   @o Tivo, Inc.    4,500                                                     28
      Tribune Co.    26,900                                                  982
    o Univision Communications, Inc., Class A    25,510                      721
   @o Valassis Communications, Inc.    5,900                                 233
      Value Line, Inc.    300                                                 11
      Viacom, Inc., Class B    144,012                                     4,823
      The Walt Disney Co.    169,650                                       4,350
      Washington Post, Class B    600                                        533
   @o Westwood One, Inc.    7,200                                            147
      World Wrestling Entertainment, Inc.    4,900                            60
    o XM Satellite Radio Holdings, Inc., Class A    15,300                   545
                                                                     -----------
                                                                          49,725

      PHARMACEUTICALS & BIOTECHNOLOGY  7.4%
      --------------------------------------------------------------------------
    o aaiPharma, Inc.    4,300                                                 3
      Abbott Laboratories    125,705                                       5,862
    o Abgenix, Inc.    7,100                                                  74
    o Adolor Corp.    1,700                                                   17
    o Affymetrix, Inc.    4,900                                              229
    o Albany Molecular Research, Inc.    1,600                                25
    o Alkermes, Inc.    3,100                                                 48
    @ Allergan, Inc.    11,900                                             1,063
      Alpharma, Inc., Class A    3,700                                        52
    o Amgen, Inc.    103,268                                               8,236
    o Amylin Pharmaceuticals, Inc.    2,300                                   43
    o Andrx Corp.    6,400                                                   119
    o Antigenics, Inc.    1,400                                                8
    o Aphton Corp.    800                                                      1
      Applied Biosystems Group -- Applera Corp.    16,500                    344
    o Arena Pharmaceuticals, Inc.    800                                       7
    o Arqule, Inc.    8,800                                                   67
    o AVANIR Pharmaceuticals, Class A    1,900                                 6
    o Avant Immunotherapeutics, Inc.    3,000                                  4
    o Avigen, Inc.    900                                                      3
    o Barr Pharmaceuticals, Inc.    8,781                                    416
    o BioCryst Pharmaceuticals, Inc.    1,400                                 10
    o Biogen Idec, Inc.    28,125                                          1,105
    o BioMarin Pharmaceuticals, Inc.    1,800                                 15
    o Biosource International, Inc.    1,500                                  19
    o Bradley Pharmaceuticals, Inc.    1,700                                  19
      Bristol-Myers Squibb Co.    158,250                                  3,953
    o Caliper Life Sciences, Inc.    700                                       5
    o Celera Genomics Group -- Applera Corp.    5,600                         69
    o Celgene Corp.    13,500                                                646
    o Cell Genesys, Inc.    1,500                                              9
    o Cell Therapeutics, Inc.    1,400                                         4
   @o Cephalon, Inc.    3,500                                                147
    o Charles River Laboratories International, Inc.    6,416                312
    o Chiron Corp.    15,100                                                 547
    o Ciphergen Biosystems, Inc.    1,700                                      3
      CNS, Inc.    5,000                                                     127
    o Collagenex Pharmaceuticals, Inc.    3,000                               23
    o Connetics Corp.    3,400                                                64
    o Cubist Pharmaceuticals, Inc.    1,900                                   32
    o CuraGen Corp.    2,100                                                  13
    o Curis, Inc.    3,140                                                    15
    o CV Therapeutics, Inc.    1,100                                          31
    o Cytogen Corp.    230                                                     1
    o Dendreon Corp.    1,400                                                  8
    o Digene Corp.    1,400                                                   41
    o Diversa Corp.    1,100                                                   6
   @o Durect Corp.    2,000                                                   12
    o Dyax Corp.    2,000                                                     12
      Eli Lilly & Co.    92,400                                            5,204
    o Embrex, Inc.    1,300                                                   15
    o Emisphere Technologies, Inc.    800                                      3
    o Encysive Pharmaceuticals, Inc.    2,600                                 33
    o Endo Pharmaceutical Holdings, Inc.    10,500                           299
    o Entremed, Inc.    1,200                                                  4
    o Enzo Biochem, Inc.    1,781                                             30
    o Enzon Pharmaceuticals, Inc.    4,400                                    35
    o Exelixis, Inc.    1,800                                                 16
    o Eyetech Pharmaceuticals, Inc.    2,500                                  28
    o First Horizon Pharmaceutical Corp.    3,400                             72
    o Forest Laboratories, Inc.    27,500                                  1,098
    o Genaissance Pharmaceuticals, Inc.    1,800                               2
    o Gene Logic, Inc.    1,300                                                6
    o Genelabs Technologies, Inc.    800                                      --
    o Genentech, Inc.    83,300                                            7,441
    o Genta, Inc.    2,900                                                     3
    o Genzyme Corp.    20,732                                              1,543

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Geron Corp.    1,000                                                    11
    o Gilead Sciences, Inc.    34,120                                      1,529
    o GTC Biotherapeutics, Inc.    1,800                                       3
    o Guilford Pharmaceuticals, Inc.    1,200                                  4
    o Harvard Bioscience, Inc.    500                                          2
    o Human Genome Sciences, Inc.    5,100                                    75
    o ICOS Corp.    2,700                                                     68
    o ImClone Systems, Inc.    6,935                                         241
    o Immunogen, Inc.    1,500                                                10
    o Immunomedics, Inc.    2,400                                              4
   @o Impax Laboratories, Inc.    1,600                                       25
    o Incyte Corp.    2,600                                                   21
    o Indevus Pharmaceuticals, Inc.    1,800                                   6
    o Inspire Pharmaceuticals, Inc.    1,300                                  12
    o InterMune, Inc.    1,100                                                17
   @o Invitrogen Corp.    3,629                                              311
    o Isis Pharmaceuticals, Inc.    1,900                                      9
    o IVAX Corp.    18,437                                                   470
  (7) Johnson & Johnson    246,370                                        15,758
    o Kendle International, Inc.    2,700                                     50
    o King Pharmaceuticals, Inc.    18,516                                   206
    o Kos Pharmaceuticals, Inc.    3,200                                     229
    o Kosan Biosciences, Inc.    2,500                                        22
    o KV Pharmaceutical Co., Class A    2,700                                 43
    o Lexicon Genetics, Inc.    6,900                                         39
    o Ligand Pharmaceuticals, Inc., Class B    2,300                          18
    o Luminex Corp.    800                                                     9
    o Matrixx Initiatives, Inc.    1,700                                      21
    o Maxim Pharmaceuticals, Inc.    2,400                                     3
    o Maxygen, Inc.    1,500                                                  13
   @o Medarex, Inc.    3,000                                                  29
    o Medicines Co.    1,700                                                  37
    @ Medicis Pharmaceutical Corp., Class A    3,400                         115
    o Medimmune, Inc.    19,875                                              565
      Merck & Co., Inc.    183,552                                         5,701
    o MGI Pharma, Inc.    3,800                                              104
    o Millennium Pharmaceuticals, Inc.    25,856                             267
      Mylan Laboratories, Inc.    21,900                                     380
    o Myogen, Inc.    2,500                                                   27
    o Myriad Genetics, Inc.    1,400                                          25
    o Nabi Biopharmaceuticals    2,800                                        42
    o Nanogen, Inc.    1,500                                                   7
    o Neogen Corp.    625                                                     10
    o NeoRx Corp.    400                                                      --
    o Neose Technologies, Inc.    500                                          2
    o Neurocrine Biosciences, Inc.    1,400                                   69
    o Neurogen Corp.    800                                                    5
    o Northfield Laboratories, Inc.    1,100                                  15
    o Noven Pharmacuticals, Inc.    5,500                                     93
    o NPS Pharmacuticals, Inc.    1,000                                       11
    o Nuvelo, Inc.    300                                                      3
    o Onyx Pharmaceuticals, Inc.    1,800                                     42
    o Orchid Cellmark, Inc.    280                                             2
    o Oscient Pharmaceuticals Corp.    2,100                                   6
   @o OSI Pharmaceuticals, Inc.    1,692                                      70
    o Oxigene, Inc.    900                                                     4
    o Pain Therapeutics, Inc.    2,600                                        16
    o Par Pharmaceutical Cos., Inc.    1,900                                  44
      Perrigo Co.    7,300                                                   101
  (6) Pfizer, Inc.    631,552                                             16,736
    o Pharmacopeia Drug Discovery, Inc.    650                                 3
    o Pharmacyclics, Inc.    1,100                                            10
    o Pharmion Corp.    2,500                                                 62
    o Pozen, Inc.    1,300                                                    11
    o Praecis Pharmaceuticals, Inc.    1,600                                   1
    o Protein Design Labs, Inc.    4,100                                      93
    o Regeneron Pharmaceuticals, Inc.    1,900                                18
    o Sangamo Biosciences, Inc.    1,200                                       5
    o Savient Pharmaceuticals, Inc.    2,300                                  10
      Schering-Plough Corp.    121,750                                     2,535
    o Sepracor, Inc.    6,600                                                346
    o Serologicals Corp.    1,200                                             28
    o SuperGen, Inc.    900                                                    6
    o Tanox, Inc.    4,900                                                    69
    o Techne Corp.    3,800                                                  186
    o Third Wave Technologies, Inc.    1,800                                   8
    o Titan Pharmaceuticals, Inc.    800                                       2
    o Transgenomic, Inc.    1,200                                              1
    o Trimeris, Inc.    500                                                    7
      Valeant Pharmaceuticals International    7,900                         156
    o Vertex Pharmaceuticals, Inc.    3,144                                   50
    o Vical, Inc.    1,600                                                     9
    o Vicuron Pharmaceuticals, Inc.    5,000                                 141
    o Virologic, Inc.    4,080                                                10
    o Viropharma, Inc.    1,000                                               12
    o Watson Pharmaceuticals, Inc.    7,732                                  258
      Wyeth    109,400                                                     5,005
    o XOMA Ltd.    2,400                                                       4
    o Zymogenetics, Inc.    2,000                                             35
                                                                     -----------
                                                                          92,545

      REAL ESTATE  2.3%
      --------------------------------------------------------------------------
      Affordable Residential Communities    3,000                             39
    o Alexander's, Inc.    700                                               195
      Alexandria Real Estate Equities, Inc.    2,500                         201
      AMB Property Corp.    7,300                                            336
      American Financial Realty Trust    8,500                               122
      American Home Mortgage Investment Corp.    4,500                       173
      American Land Lease, Inc.    1,700                                      40
      American Mortgage Acceptance Co.    1,500                               24

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o American Real Estate Partners L.P.    3,800                            148
    o American Realty Investors, Inc.    1,037                                10
      AMLI Residential Properties    1,000                                    32
      Annaly Mortgage Management, Inc.    9,400                              150
      Anthracite Capital, Inc.    4,900                                       59
      Anworth Mortgage Asset Corp.    1,000                                    9
      Apartment Investment & Management Co., Class A    7,400                326
      Archstone-Smith Trust    15,285                                        650
      Arden Realty, Inc.    5,500                                            220
      AvalonBay Communities, Inc.    6,100                                   534
      Bedford Property Investors, Inc.    2,900                               66
      Boston Properties, Inc.    9,900                                       754
      Brandywine Realty Trust    5,500                                       178
      BRE Properties, Class A    5,000                                       224
      Camden Property Trust    2,300                                         127
      Capital Automotive Real Estate Investment Trust    2,800               110
    @ Capstead Mortgage Corp.    2,240                                        18
      CarrAmerica Realty Corp.    5,400                                      210
      Catellus Development Corp.    9,689                                    349
    o CB Richard Ellis Group, Inc., Class A    4,500                         207
      CBL & Associates Properties, Inc.    4,400                             202
      Centerpoint Properties Trust    3,600                                  158
      Colonial Properties Trust    2,567                                     122
      Commercial Net Lease Realty    3,320                                    69
      Consolidated-Tomoka Land Co.    900                                     80
      Corporate Office Properties Trust SBI    3,500                         118
      Correctional Properties Trust    1,600                                  48
      Cousins Properties, Inc.    5,200                                      169
      Crescent Real Estate Equity Co.    7,400                               144
      CRT Properties, Inc.    2,700                                           75
      Developers Diversified Realty Corp.    7,612                           370
      Duke Realty Corp.    12,990                                            441
      EastGroup Properties, Inc.    900                                       39
      Entertainment Properties Trust    2,200                                100
      Equity Inns, Inc.    2,700                                              36
      Equity Lifestyle Properties, Inc.    3,000                             132
      Equity Office Properties Trust    32,738                             1,161
      Equity One, Inc.    6,600                                              157
      Equity Residential    24,700                                           998
      Essex Property Trust, Inc.    2,600                                    239
      Federal Realty Investment Trust    5,200                               340
    o FelCor Lodging Trust, Inc.    5,700                                     89
      First Industrial Realty Trust    2,600                                 107
      Forest City Enterprises, Inc., Class A    10,400                       374
      Friedman Billings Ramsey Group, Inc., Class A    12,080                170
      Gables Residential Trust    3,000                                      130
      General Growth Properties, Inc.    20,460                              941
      Getty Realty Corp.    2,000                                             60
      Glenborough Realty Trust, Inc.    2,400                                 50
      Glimcher Realty Trust    3,800                                         110
      Global Signal, Inc.    5,000                                           214
      Health Care Property Investors, Inc.    10,648                         297
      Health Care Real Estate Investment Trust, Inc.    5,200                203
      Healthcare Realty Trust, Inc.    4,900                                 200
      Heritage Property Investment Trust    4,000                            149
      Highwoods Properties, Inc.    5,600                                    177
      Home Properties, Inc.    2,500                                         114
      Hospitality Properties Trust    6,000                                  266
      Host Marriott Corp.    28,400                                          530
      HRPT Properties Trust    13,500                                        174
    @ IMPAC Mortgage Holdings, Inc.    4,800                                  84
      Inland Real Estate Corp.    5,500                                       91
      Innkeepers USA Trust    1,500                                           23
      iStar Financial, Inc.    9,390                                         402
    o Jones Lang LaSalle, Inc.    2,300                                      113
      Kilroy Realty Corp.    1,800                                            94
      Kimco Realty Corp.    9,350                                            614
      LaSalle Hotel Properties    3,500                                      122
      Lexington Corp. Properties Trust    3,000                               72
      Liberty Property Trust    8,300                                        372
      LTC Properties, Inc.    2,800                                           66
      The Macerich Co.    5,200                                              365
      Mack-Cali Realty Corp.    5,900                                        283
      Maguire Properties, Inc.    3,000                                       90
    o MeriStar Hospitality Corp.    2,200                                     20
      MFA Mortgage Investments, Inc.    5,500                                 38
      Mid-America Apartment Communities, Inc.    2,500                       120
    @ The Mills Corp.    5,400                                               351
      National Health Investors, Inc.    3,100                                95
      National Health Realty, Inc.    2,300                                   44
      Nationwide Health Properties, Inc.    5,100                            128
      New Century Financial Corp.    3,600                                   189
      New Plan Excel Realty Trust    8,500                                   233
      Newcastle Investment Corp.    2,200                                     68
      Novastar Financial, Inc.    2,000                                       81
      Omega Healthcare Investors, Inc.    2,784                               39
      Pan Pacific Retail Properties, Inc.    2,201                           153
      Parkway Properties, Inc.    500                                         27
      Pennsylvania Real Estate Investment Trust    2,500                     122
      Plum Creek Timber Co., Inc.    15,047                                  570
      PMC Commercial Trust    1,500                                           20
      Post Properties, Inc.    2,200                                          88
      Prentiss Properties Trust    2,700                                     109
      ProLogis    15,074                                                     687

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PS Business Parks, Inc.    3,000                                       139
      Public Storage, Inc.    10,900                                         728
      RAIT Investment Trust    3,300                                         105
      Ramco-Gershenson Properties    1,400                                    42
      Rayonier, Inc.    1,592                                                 91
      Realty Income Corp.    4,600                                           115
      Reckson Associates Realty Corp.    5,300                               186
      Redwood Trust, Inc.    2,500                                           136
      Regency Centers Corp.    5,700                                         352
      Saul Centers, Inc.    2,100                                             79
      Saxon Capital, Inc.    3,500                                            56
      Senior Housing Properties Trust    4,950                                98
   >o Shelbourne Properties I    500                                           5
   >o Shelbourne Properties III    500                                         3
      Shurgard Storage Centers, Inc., Class A    4,500                       211
      Simon Property Group, Inc.    18,574                                 1,481
      SL Green Realty Corp.    4,200                                         293
      Sovran Self Storage, Inc.    800                                        39
      The St. Joe Co.    5,300                                               431
      Sun Communities, Inc.    3,000                                         105
      Tanger Factory Outlet Centers    1,600                                  46
    o Tarragon Corp.    4,422                                                113
      Taubman Centers, Inc.    4,100                                         146
    o Tejon Ranch Co.    674                                                  41
    @ Thornburg Mortgage, Inc.    7,800                                      231
      The Town & Country Trust    1,000                                       29
    o Trammell Crow Co.    2,800                                              71
    @ Trizec Properties, Inc.    12,700                                      279
      Trustreet Properties, Inc.    1,000                                     18
      United Dominion Realty Trust, Inc.    9,400                            239
      United Mobile Homes, Inc.    1,600                                      25
      Universal Health Realty Income    900                                   32
      Urstadt Biddle Properties, Inc.    500                                   9
      Urstadt Biddle Properties, Inc., Class A    1,000                       19
      Ventas, Inc.    5,800                                                  187
      Vornado Realty Trust    10,500                                         931
      W.P. Carey & Co. LLC    4,100                                          120
      Washington Real Estate Investment Trust    3,100                       100
      Weingarten Realty Investment    7,975                                  313
    o Wellsford Real Properties, Inc.    1,400                                25
                                                                     -----------
                                                                          28,706

      RETAILING  4.6%
      --------------------------------------------------------------------------
    o 99 Cents Only Stores    3,066                                           38
      Aaron Rents, Inc.    3,750                                              92
      Aaron Rents, Inc., Class A    2,175                                     47
      Abercrombie & Fitch Co., Class A    8,300                              598
    o Advance Auto Parts, Inc.    6,360                                      439
    o Advanced Marketing Services, Inc.    2,400                              13
    o Amazon.com, Inc.    33,700                                           1,522
    o America's Car Mart, Inc.    3,750                                       82
      American Eagle Outfitters, Inc.    10,100                              333
      The Andersons, Inc.    1,500                                            62
    o AnnTaylor Stores Corp.    9,825                                        253
    o Artistdirect, Inc.    1,000                                              4
    o Asbury Automotive Group, Inc.    4,100                                  70
    o Autonation, Inc.    21,600                                             466
    o AutoZone, Inc.    8,900                                                867
    o Barnes & Noble, Inc.    7,400                                          304
    o Bed, Bath & Beyond, Inc.    23,700                                   1,088
      Best Buy Co., Inc.    26,150                                         2,003
   @o Big Lots, Inc.    11,100                                               144
      Blockbuster, Inc., Class A    6,900                                     60
      Borders Group, Inc.    9,000                                           223
      The Buckle, Inc.    1,000                                               43
      Building Material Holding Corp.    4,000                               332
      Burlington Coat Factory Warehouse Corp.    2,500                       103
   @o Cabela's, Inc., Class A    3,500                                        77
    o Carmax, Inc.    3,923                                                  115
      The Cato Corp., Class A    1,800                                        38
   @o Charming Shoppes, Inc.    7,700                                         90
   @o Chico's FAS, Inc.    13,300                                            533
   @o The Children's Place Retail Stores, Inc.    1,800                       82
      Circuit City Stores, Inc.    16,500                                    301
      Claire's Stores, Inc.    16,000                                        407
    o Coldwater Creek, Inc.    9,168                                         254
    o CSK Auto Corp.    3,500                                                 66
      DEB Shops, Inc.    1,600                                                38
    o Dick's Sporting Goods, Inc.    1,000                                    40
      Dillards, Inc., Class A    5,500                                       126
      Dollar General Corp.    27,775                                         564
    o Dollar Tree Stores, Inc.    8,650                                      216
    o The Dress Barn, Inc.    3,000                                           73
    o Duckwall-ALCO Stores, Inc.    1,800                                     42
    o eBay, Inc.    110,848                                                4,631
    o Electronics Boutique Holdings Corp.    1,300                            84
      Family Dollar Stores, Inc.    10,200                                   263
    @ Federated Department Stores, Inc.    14,000                          1,062
      The Finish Line, Class A    3,600                                       65
    o Finlay Enterprises, Inc.    1,000                                       13
      Foot Locker, Inc.    14,100                                            353
    o GameStop Corp., Class A    500                                          17
      The Gap, Inc.    73,900                                              1,560
    o Genesco, Inc.    4,300                                                 160
      Genuine Parts Co.    13,500                                            618
    o Group 1 Automotive, Inc.    1,400                                       41
    o Guess?, Inc.    2,700                                                   63
    o Guitar Center, Inc.    1,700                                           110
      Handleman Co.    6,600                                                 117

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Haverty Furniture Cos., Inc.    4,200                                   56
    o Hibbet Sporting Goods, Inc.    2,362                                    95
    o Hollywood Media Corp.    1,100                                           5
      Home Depot, Inc.    187,000                                          8,136
    o HOT Topic, Inc.    6,300                                               107
   @o IAC/InterActiveCorp    62,690                                        1,674
    o Insight Enterprises, Inc.    4,650                                      95
    o The J. Jill Group, Inc.    2,000                                        33
      J.C. Penney Co., Inc. Holding Co.    22,400                          1,258
    o Kohl's Corp.    25,800                                               1,454
      Limited Brands, Inc.    36,820                                         898
    o Linens 'N Things, Inc.    4,300                                        113
      Lithia Motors, Inc., Class A    700                                     22
      Lowe's Cos., Inc.    63,700                                          4,218
      The May Department Stores Co.    24,000                                985
    o The Men's Wearhouse, Inc.    3,600                                     129
      Michaels Stores, Inc.    9,800                                         402
    o Monro Muffler Brake, Inc.    1,050                                      30
      Movie Gallery, Inc.    3,525                                            88
      The Neiman Marcus Group, Inc., Class A    2,700                        266
    o NetFlix, Inc.    6,000                                                 111
      Nordstrom, Inc.    20,600                                              762
    o O'Reilly Automotive, Inc.    4,400                                     142
    o Office Depot, Inc.    26,000                                           738
      OfficeMax, Inc.    6,400                                               190
    o Pacific Sunwear of California    9,975                                 243
    o The Pantry, Inc.    400                                                 17
    o Party City Corp.    3,800                                               55
    o Payless Shoesource, Inc.    5,906                                      115
      Pep Boys-Manny, Moe & Jack    2,500                                     34
    o Petco Animal Supplies, Inc.    5,000                                   139
      PETsMART, Inc.    11,100                                               330
      Pier 1 Imports, Inc.    3,900                                           55
    o Pomeroy IT Solutions, Inc.    2,100                                     27
   @o Priceline.com, Inc.    3,983                                            99
      RadioShack Corp.    14,100                                             331
      Regis Corp.    3,900                                                   163
    o Rent-A-Center, Inc.    5,250                                           111
    o Rent-Way, Inc.    3,200                                                 31
    o Restoration Hardware, Inc.    1,700                                     14
   @o Retail Ventures, Inc.    700                                            10
    o Rex Stores Corp.    1,875                                               29
      Ross Stores, Inc.    13,400                                            355
      Saks, Inc.    16,900                                                   359
    o Sears Holdings Corp.    8,885                                        1,370
      The Sherwin-Williams Co.    13,000                                     619
    o Shoe Carnival, Inc.    1,200                                            30
      Sonic Automotive, Inc.    1,400                                         33
    o The Source Interlink Cos., Inc.    5,000                                62
    > Spiegel, Inc., Class A    5,000                                         --
    o The Sports Authority, Inc.    370                                       12
    o The Sportsman's Guide, Inc.    7,500                                   165
    o Stage Stores, Inc.    1,200                                             53
      Staples, Inc.    61,800                                              1,407
    o Stein Mart, Inc.    3,800                                               86
      Talbots, Inc.    5,700                                                 195
      Target Corp.    74,600                                               4,383
    o TBC Corp.    100                                                         3
      Tiffany & Co.    11,500                                                391
      TJX Cos., Inc.    40,400                                               950
    o Too, Inc.    1,742                                                      45
    o Tractor Supply Co.    4,000                                            225
    o Trans World Entertainment Corp.    1,500                                16
    o Tuesday Morning Corp.    2,500                                          88
    o Tweeter Home Entertainment Group, Inc.    1,100                          4
      United Auto Group, Inc.    1,000                                        35
    o Urban Outfitters, Inc.    6,400                                        389
    o Valuevision Media, Inc., Class A    1,400                               17
    o Weight Watchers International, Inc.    8,700                           494
    o Williams-Sonoma, Inc.    9,200                                         406
    o Winmark Corp.    1,200                                                  24
   @o Zale Corp.    5,020                                                    171
                                                                     -----------
                                                                          57,602

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.0%
      --------------------------------------------------------------------------
    o Actel Corp.    1,100                                                    17
    o ADE Corp.    3,100                                                      76
    o Advanced Energy Industries, Inc.    3,900                               37
    o Advanced Micro Devices, Inc.    29,000                                 582
    o Advanced Power Technology, Inc.    1,500                                11
    o Agere Systems, Inc.    15,011                                          168
    o Alliance Semiconductor Corp.    1,200                                    3
    o Altera Corp.    30,400                                                 665
    o AMIS Holdings, Inc.    2,500                                            32
    o Amkor Technology, Inc.    14,400                                        67
    o Anadigics, Inc.    1,150                                                 3
      Analog Devices, Inc.    30,200                                       1,184
    o Applied Materials, Inc.    139,098                                   2,568
    o Applied Micro Circuits Corp.    25,238                                  76
    o Asyst Technologies, Inc.    1,700                                        9
    o Atmel Corp.    37,900                                                   89
    o ATMI, Inc.    1,400                                                     45
    o August Technology Corp.    1,300                                        17
    o Axcelis Technologies, Inc.    7,044                                     49
    o AXT, Inc.    800                                                         1
    o Broadcom Corp., Class A    26,200                                    1,121
    o Brooks Automation, Inc.    1,364                                        23
    o Cabot Microelectronics Corp.    660                                     20
    o Ceva, Inc.    433                                                        2
    o Cirrus Logic, Inc.    3,800                                             28
      Cohu, Inc.    1,100                                                     27

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Conexant Systems, Inc.    25,046                                        48
    o Credence Systems Corp.    1,700                                         18
   @o Cree, Inc.    6,000                                                    178
    o Cymer, Inc.    1,700                                                    59
    o Cypress Semiconductor Corp.    8,500                                   122
    o Diodes, Inc.    2,850                                                  110
    o DSP Group, Inc.    3,300                                                82
    o Electroglas, Inc.    900                                                 4
    o Emcore Corp.    1,500                                                    8
    o Entegris, Inc.    6,000                                                 71
    o ESS Technology, Inc.    2,100                                            8
    o Exar Corp.    3,300                                                     53
    o Fairchild Semiconductor International, Inc., Class A    8,600          145
    o FEI Co.    1,500                                                        34
    o Formfactor, Inc.    2,500                                               65
    o Freescale Semiconductor, Inc., Class B    21,360                       550
    o FSI International, Inc.    1,300                                         5
      Helix Technology Corp.    1,100                                         20
    o HI/FN, Inc.    800                                                       5
    o Ibis Technology Corp.    800                                             2
    o Integrated Circuit Systems, Inc.    5,400                              118
    o Integrated Device Technology, Inc.    4,200                             49
    o Integrated Silicon Solutions, Inc.    3,400                             29
  (9) Intel Corp.    533,832                                              14,488
    o International Rectifier Corp.    6,600                                 311
      Intersil Corp., Class A    12,364                                      239
    o IXYS Corp.    900                                                       11
    o KLA-Tencor Corp.    15,000                                             775
    o Kopin Corp.    2,500                                                    14
    o Kulicke & Soffa Industries, Inc.    4,400                               43
   @o Lam Research Corp.    11,600                                           330
    o Lattice Semiconductor Corp.    4,600                                    24
      Linear Technology Corp.    25,000                                      971
    o Logicvision, Inc.    1,000                                               2
    o LSI Logic Corp.    29,964                                              292
    o LTX Corp.    1,900                                                      13
    o Mattson Technology, Inc.    4,100                                       35
      Maxim Integrated Products, Inc.    27,453                            1,149
    o MEMC Electronic Materials, Inc.    16,300                              277
    o Micrel, Inc.    6,800                                                   82
      Microchip Technology, Inc.    16,475                                   512
    o Micron Technology, Inc.    49,500                                      588
    o Microsemi Corp.    7,000                                               149
    o Mindspeed Technologies, Inc.    7,598                                   11
    o MIPS Technology, Inc., Class A    1,100                                  8
    o MKS Instruments, Inc.    4,300                                          82
    o Monolithic System Technology, Inc.    1,200                              6
    o Mykrolis Corp.    3,021                                                 49
    o Nanometrics, Inc.    300                                                 3
      National Semiconductor Corp.    29,200                                 722
    o Novellus Systems, Inc.    11,171                                       322
    o Nvidia Corp.    14,000                                                 379
   @o Omnivision Technologies, Inc.    2,800                                  40
    o ON Semiconductor Corp.    21,000                                       121
    o Pericom Semiconductor Corp.    600                                       6
    o Photronics, Inc.    3,900                                              105
    o Pixelworks, Inc.    4,100                                               32
    o PLX Technology, Inc.    1,300                                           12
    o Power Integrations, Inc.    1,400                                       32
    o QuickLogic Corp.    900                                                  4
   @o Rambus, Inc.    8,200                                                  108
    o RF Micro Devices, Inc.    13,700                                        83
    o Rudolph Technologies, Inc.    500                                        8
    o Semitool, Inc.    4,300                                                 39
    o Semtech Corp.    6,000                                                 110
    o Silicon Image, Inc.    2,000                                            24
    o Silicon Laboratories, Inc.    5,000                                    146
    o Silicon Storage Technology, Inc.    7,000                               33
    o Sipex Corp.    1,600                                                     4
    o Skyworks Solutions, Inc.    5,689                                       42
    o Standard Microsystems Corp.    3,600                                    92
    o Supertex, Inc.    1,400                                                 38
    o Teradyne, Inc.    15,559                                               242
    o Tessera Technologies, Inc.    3,000                                    105
      Texas Instruments, Inc.    143,397                                   4,554
    o Therma-Wave, Inc.    1,000                                               2
    o Three-Five Systems, Inc.    1,099                                       --
    o Transmeta Corp.    4,500                                                 4
    o Transwitch Corp.    3,100                                                6
    o Tripath Technology, Inc.    1,800                                        1
    o Triquint Semiconductor, Inc.    5,310                                   20
    o Ultratech Stepper, Inc.    1,300                                        28
    o Varian Semiconductor Equipment Associates, Inc.    1,500                62
    o Veeco Instruments, Inc.    3,500                                        71
    o Virage Logic Corp.    1,400                                             12
    o Vitesse Semiconductor Corp.    6,986                                    15
      Xilinx, Inc.    27,600                                                 782
    o Zoran Corp.    1,761                                                    25
                                                                     -----------
                                                                          37,598

      SOFTWARE & SERVICES  5.9%
      --------------------------------------------------------------------------
    o Activision, Inc.    14,900                                             303
    o Actuate Corp.    2,300                                                   5
      Acxiom Corp.    13,300                                                 268
      Adobe Systems, Inc.    40,000                                        1,186
    o Advent Software, Inc.    4,100                                          99
   @o Affiliated Computer Services, Inc., Class A    12,000                  600
    o Agile Software Corp.    1,900                                           12
    o Akamai Technologies, Inc.    8,938                                     136
   @o Alliance Data Systems Corp.    6,600                                   281
    o Altiris, Inc.    2,500                                                  38

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Analysts International Corp.    2,400                                    9
    o Ansoft Corp.    2,300                                                   59
    o answerthink, Inc.    1,700                                               7
    o Ansys, Inc.    3,400                                                   124
   @o Anteon International Corp.    2,000                                     94
    o Ariba, Inc.    5,270                                                    33
    o Aspect Communications Corp.    4,200                                    48
    o Aspen Technology, Inc.    6,000                                         32
    o Atari, Inc.    1,600                                                     4
      Autodesk, Inc.    16,800                                               574
      Automatic Data Processing, Inc.    48,100                            2,136
    o BEA Systems, Inc.    30,400                                            275
    o BearingPoint, Inc.    7,100                                             58
    o BindView Development Corp.    1,700                                      5
    o The BISYS Group, Inc.    9,000                                         142
    o Blue Coat Systems, Inc.    340                                          11
    o BMC Software, Inc.    19,000                                           363
    o Borland Software Corp.    3,000                                         20
    o Bottomline Technologies, Inc.    2,000                                  31
   @o BroadVision, Inc.    1,090                                               1
    o CACI International, Inc., Class A    2,100                             138
    o Cadence Design Systems, Inc.    22,600                                 364
    o Captaris, Inc.    2,200                                                  8
    o Carreker Corp.    3,700                                                 23
    o Catapult Communications Corp.    1,600                                  26
    o CCC Information Services Group, Inc.    7,322                          181
    o Centra Software, Inc.    2,400                                           4
    o Ceridian Corp.    19,500                                               408
      Certegy, Inc.    4,150                                                 144
    o Checkfree Corp.    7,900                                               268
    o Chordiant Software, Inc.    1,100                                        3
    o Ciber, Inc.    1,900                                                    15
    o Citrix Systems, Inc.    20,000                                         477
    o Click Commerce, Inc.    320                                              9
    o CMGI, Inc.    14,086                                                    27
    o CNET Networks, Inc.    9,983                                           128
    o Cognizant Technology Solutions Corp., Class A    10,600                520
      Computer Associates International, Inc.    47,226                    1,296
    o Computer Sciences Corp.    16,238                                      743
    o Compuware Corp.    19,900                                              168
    o Convergys Corp.    10,500                                              153
    o Corillian Corp.    2,000                                                 7
    o Covansys Corp.    5,000                                                 74
    o CSG Systems International, Inc.    5,400                               101
    o Datastream Systems, Inc.    1,300                                       10
    o Digimarc Corp.    3,500                                                 22
    o Digital Insight Corp.    2,300                                          56
    o Digital River, Inc.    2,100                                            84
    o Digitas, Inc.    4,000                                                  45
    o Divine, Inc., Class A    161                                            --
    o DST Systems, Inc.    8,100                                             411
    o Dynamics Research Corp.    1,200                                        19
    o E.piphany, Inc.    2,100                                                 8
    o Earthlink, Inc.    11,850                                              113
    o Edgewater Technology, Inc.    767                                        4
    o eFunds Corp.    5,002                                                   91
    o Electronic Arts, Inc.    25,200                                      1,452
      Electronic Data Systems Corp.    42,100                                866
    o eLoyalty Corp.    190                                                    1
    o Embarcadero Technologies, Inc.    2,900                                 18
    o Entrust, Inc.    2,800                                                  17
    o Epicor Software Corp.    4,000                                          59
    o EPIQ Systems, Inc.    550                                               10
   >o ePresence, Inc.    2,700                                                --
    o Equinix, Inc.    2,565                                                 114
    o Euronet Worldwide, Inc.    2,500                                        74
      Factset Research Systems, Inc.    3,750                                138
      Fair Isaac Corp.    7,744                                              291
    o FalconStor Software, Inc.    1,200                                       7
    o FileNet Corp.    3,800                                                 107
      First Data Corp.    71,932                                           2,959
    o Firstwave Technologies, Inc.    1,000                                    2
    o Fiserv, Inc.    15,300                                                 679
    o Forrester Research, Inc.    4,100                                       81
    o Gartner, Inc., Class A    10,300                                       107
   >o Genuity, Inc., Class A    280                                           --
      Global Payments, Inc.    120                                             8
    o Google, Inc., Class A    22,500                                      6,475
    o Hewitt Associates, Inc., Class A    5,925                              164
    o Homestore, Inc.    4,200                                                11
    o Hyperion Solutions Corp.    2,850                                      134
    o iBEAM Broadcasting Corp.    290                                         --
    o iGate Corp.    1,300                                                     5
    o Informatica Corp.    6,700                                              71
      Inforte Corp.    3,700                                                  16
    o Infospace, Inc.    3,872                                                93
      infoUSA, Inc.    2,300                                                  27
    o Innodata Isogen, Inc.    2,400                                           8
    o Intellisync Corp.    1,500                                               4
    o Interactive Intelligence, Inc.    1,000                                  5
    o Interland, Inc.    510                                                   1
    o Internet Capital Group, Inc.    350                                      2
    o Internet Security Systems    4,600                                     105
    o InterVoice, Inc.    1,678                                               15
    o Interwoven, Inc.    5,925                                               47
    o Intrado, Inc.    3,600                                                  59
    o Intuit, Inc.    16,715                                                 802
    o iPayment, Inc.    2,500                                                 97
   @o Iron Mountain, Inc.    9,787                                           336
   >o iTEX escrow security    1,800                                           --
    o j2 Global Communications, Inc.    2,000                                 80
      Jack Henry & Associates, Inc.    6,300                                 121
    o JDA Software Group, Inc.    2,000                                       28
   >o Jupiter Media Metrix, Inc.    1,673                                     --
    o Kana Software, Inc.    528                                               1

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Kanbay International, Inc.    3,000                                     66
    o Keane, Inc.    3,960                                                    50
    o Kronos, Inc.    1,875                                                   88
    o Lawson Software, Inc.    8,000                                          44
    o Lightbridge, Inc.    2,200                                              16
    o LookSmart Ltd.    2,400                                                  1
    o Macromedia, Inc.    4,500                                              181
    o Macrovision Corp.    3,100                                              68
    o Magma Design Automation, Inc.    1,700                                  16
    o Management Network Group, Inc.    2,400                                  6
    o Manhattan Associates, Inc.    1,300                                     27
    o Manugistics Group, Inc.    2,300                                         4
    o Mapinfo Corp.    3,125                                                  35
    o Matrixone, Inc.    1,700                                                 8
      MAXIMUS, Inc.    1,700                                                  65
    o McAfee, Inc.    14,445                                                 454
    o Mentor Graphics Corp.    5,700                                          53
    o Mercury Interactive Corp.    7,500                                     295
    o MetaSolv, Inc.    2,800                                                  8
    o Micromuse, Inc.    2,900                                                16
    o Micros Systems, Inc.    11,000                                         472
  (3) Microsoft Corp.    884,960                                          22,664
    o MicroStrategy, Inc., Class A    856                                     66
   @o Midway Games, Inc.    5,600                                             73
    o Moldflow Corp.    300                                                    5
    o MPS Group, Inc.    8,100                                                96
    o MRO Software, Inc.    3,900                                             64
    o MSC.Software Corp.    1,800                                             26
    o Napster, Inc.    724                                                     4
    o NAVTEQ Corp.    6,100                                                  268
    o Neoforma, Inc.    1,500                                                 12
    o Neon Systems, Inc.    2,400                                              7
    o Net2Phone, Inc.    1,600                                                 3
    o NetIQ Corp.    7,704                                                    88
    o Netratings, Inc.    3,000                                               46
    o Netscout Systems, Inc.    1,800                                         11
    o Novell, Inc.    25,600                                                 156
    o Nuance Communications, Inc.    1,000                                     5
    o NYFIX, Inc.    750                                                       6
    o Onyx Software Corp.    350                                               1
    o Openwave Systems, Inc.    5,271                                         98
    o Opnet Technologies, Inc.    3,600                                       28
    o Opsware, Inc.    800                                                     4
    o Oracle Corp.    429,500                                              5,833
    o PalmSource, Inc.    2,500                                               20
    o Parametric Technology Corp.    9,700                                    67
      Paychex, Inc.    32,400                                              1,131
    o Pegasus Solutions, Inc.    3,900                                        42
    o Perot Systems Corp., Class A    9,100                                  128
    o Phoenix Technologies Ltd.    1,300                                       9
    o PLATO Learning, Inc.    1,433                                           12
    o Portal Software, Inc.    1,220                                           3
    o Progress Software Corp.    4,200                                       131
      Quality Systems, Inc.    1,800                                         104
    o Quest Software, Inc.    7,700                                          110
    o Quovadx, Inc.    2,600                                                   7
    o Radiant Systems, Inc.    1,300                                          17
    o RealNetworks, Inc.    6,000                                             30
   @o Red Hat, Inc.    7,100                                                 108
    o Register.com    1,296                                                   10
      Renaissance Learning, Inc.    2,100                                     49
      The Reynolds & Reynolds Co., Class A    7,500                          210
    o RSA Security, Inc.    5,000                                             65
    o S1 Corp.    12,930                                                      63
    o Saba Software, Inc.    500                                               2
      Sabre Holdings Corp., Class A    12,401                                238
    o Safeguard Scientifics, Inc.    3,300                                     4
    o Sagent Technology, Inc.    1,500                                        --
   @o Salesforce.com, Inc.    8,500                                          200
    o Sapient Corp.    9,100                                                  71
    o ScanSoft, Inc.    1,204                                                  5
    o Secure Computing Corp.    3,200                                         40
    o Seebeyond Technology Corp.    3,100                                     13
    o Selectica, Inc.    1,900                                                 6
    o Serena Software, Inc.    4,600                                          94
    o Siebel Systems, Inc.    25,100                                         211
    o Sonic Foundry, Inc.    600                                               1
    o SonicWALL, Inc.    4,900                                                26
    o SPSS, Inc.    3,200                                                     63
    o SRA International, Inc., Class A    5,000                              186
      SS&C Technologies, Inc.    11,100                                      404
      Startek, Inc.    1,400                                                  23
    o Stellent, Inc.    1,100                                                  9
    o SumTotal Systems, Inc.    463                                            2
    o SunGard Data Systems, Inc.    23,900                                   858
    o SupportSoft, Inc.    4,800                                              26
    o Sybase, Inc.    19,036                                                 405
    o Symantec Corp.    91,173                                             2,003
    o Synopsys, Inc.    13,684                                               253
    o Synplicity, Inc.    1,200                                                8
      Syntel, Inc.    2,500                                                   48
    o Take-Two Interactive Software, Inc.    12,000                          295
      Talx Corp.    2,550                                                     94
    o TeleCommunication Systems, Inc., Class A    1,300                        4
   @o THQ, Inc.    1,950                                                      68
    o TIBCO Software, Inc.    16,000                                         123
    o Tier Technologies, Inc., Class B    500                                  5
    o The Titan Corp.    6,381                                               147
      Total System Services, Inc.    16,300                                  400
    o Transaction Systems Architects, Inc., Class A    5,200                 139
    o Troy Group, Inc.    2,000                                                5
    o Tumbleweed Communications Corp.    2,000                                 7
    o Ulticom, Inc.    4,800                                                  59

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Unisys Corp.    27,600                                                 179
      United Online, Inc.    6,150                                            71
    o USinternetworking, Inc.    1,100                                        --
    o VA Software Corp.    1,427                                               2
    o Valueclick, Inc.    6,000                                               77
    o Verint Systems, Inc.    2,500                                           97
    o VeriSign, Inc.    20,875                                               549
    o Verity, Inc.    4,100                                                   41
    o Versata, Inc.    9                                                      --
    o Vertel Corp.    900                                                     --
    o Viewpoint Corp.    2,000                                                 3
    o Vignette Corp.    894                                                   14
    o Vitria Technology, Inc.    925                                           3
    o WatchGuard Technologies, Inc.    1,800                                   8
    o WebEx Communications, Inc.    2,500                                     71
    o webMethods, Inc.    1,921                                               12
    o Websense, Inc.    2,500                                                125
    o Wind River Systems, Inc.    6,760                                      116
    o Witness Systems, Inc.    2,100                                          41
    o WorldGate Communications, Inc.    2,000                                  8
    o Yahoo! Inc.    111,144                                               3,706
   @o Zix Corp.    900                                                         3
                                                                     -----------
                                                                          74,323

      TECHNOLOGY HARDWARE & EQUIPMENT  6.2%
      --------------------------------------------------------------------------
    o 3Com Corp.    17,900                                                    65
    o Adaptec, Inc.    5,700                                                  22
    o ADC Telecommunications, Inc.    4,031                                  105
      Adtran, Inc.    7,000                                                  187
    o Advanced Digital Information Corp.    2,600                             21
    o Aeroflex, Inc.    5,400                                                 52
    o Agilent Technologies, Inc.    39,317                                 1,032
      Agilysys, Inc.    1,600                                                 31
    o American Technical Ceramics Corp.    500                                 7
      Amphenol Corp., Class A    8,800                                       392
    o Anaren, Inc.    3,300                                                   48
    o Andrew Corp.    10,925                                                 120
    o Anixter International, Inc.    3,300                                   137
    o APA Optics, Inc.    1,000                                                1
    o Apple Computer, Inc.    61,600                                       2,627
    o Arris Group, Inc.    2,600                                              29
    o Arrow Electronics, Inc.    12,000                                      360
    o Audiovox Corp., Class A    1,600                                        29
    o Avanex Corp.    2,100                                                    2
    o Avaya, Inc.    37,885                                                  391
    o Avici Systems, Inc.    375                                               2
    o Avid Technology, Inc.    3,600                                         148
    o Avnet, Inc.    11,288                                                  296
    o Avocent Corp.    3,963                                                 138
      AVX Corp.    14,000                                                    191
    o Aware, Inc.    1,100                                                     8
      BEI Technologies, Inc.    1,200                                         42
      Bel Fuse, Inc., Class A    1,200                                        33
      Belden CDT, Inc.    4,400                                               98
    o Bell Microproducts, Inc.    1,000                                       10
    o Benchmark Electronics, Inc.    10,050                                  322
      Black Box Corp.    1,700                                                74
    o Brightpoint, Inc.    1,650                                              40
    o Brocade Communications Systems, Inc.    21,000                          94
    o C-COR.net Corp.    3,100                                                26
    o CalAmp Corp.    1,000                                                    8
    o Carrier Access Corp.    2,500                                           13
      CDW Corp.    6,800                                                     422
    o Centillium Communications, Inc.    1,000                                 3
    o Checkpoint Systems, Inc.    4,600                                       79
    o CIENA Corp.    17,294                                                   39
    o Cisco Systems, Inc.    563,969                                      10,800
    o Clarent Corp.    1,545                                                  --
    o Cogent, Inc.    5,000                                                  150
      Cognex Corp.    2,900                                                   97
    o Cognitronics Corp.    2,600                                              9
    o Coherent, Inc.    1,300                                                 44
    o Com21, Inc.    1,400                                                    --
    o Comarco, Inc.    500                                                     4
    o CommScope, Inc.    4,900                                                83
    o Comtech Telecommunications Corp.    2,175                               77
    o Comverse Technology, Inc.    13,400                                    339
    o Concurrent Computer Corp.    3,000                                       7
    o Corning, Inc.    115,607                                             2,202
    o CoSine Communications, Inc.    730                                       2
      CTS Corp.    5,800                                                      72
    o Daktronics, Inc.    2,600                                               53
    o DDi Corp.    8                                                          --
    o Dell, Inc.    202,100                                                8,179
      Diebold, Inc.    5,300                                                 263
    o Digital Lightwave, Inc.    1,300                                        --
    o Dionex Corp.    1,200                                                   55
    o Ditech Communications Corp.    4,100                                    33
    o Echelon Corp.    3,700                                                  31
    o Electro Scientific Industries, Inc.    1,300                            29
    o Electronics for Imaging    3,400                                        72
    o EMC Corp.    199,686                                                 2,734
    o EMS Technologies, Inc.    1,000                                         15
    o Emulex Corp.    5,900                                                  112
    o Enterasys Networks, Inc.    8,500                                        9
    o Excel Technology, Inc.    600                                           15
    o Extreme Networks, Inc.    4,500                                         22
    o F5 Networks, Inc.    3,300                                             139
    o Fargo Electronics, Inc.    2,000                                        36
    o Finisar Corp.    7,900                                                   9
    o First Virtual Communications, Inc.    240                               --
    o Flir Systems, Inc.    4,800                                            158
    o Foundry Networks, Inc.    9,300                                        110
      Frequency Electronics, Inc.    500                                       6

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Gateway, Inc.    11,800                                                 47
    o Gerber Scientific, Inc.    1,900                                        11
    o Glenayre Technologies, Inc.    2,300                                     9
    o Global Imaging Systems, Inc.    2,100                                   73
    o Harmonic, Inc.    6,342                                                 34
      Harris Corp.    14,000                                                 519
      Hewlett-Packard Co.    252,916                                       6,227
    o Hutchinson Technology, Inc.    16,600                                  553
    o ID Systems, Inc.    3,000                                               48
    o Identix, Inc.    1,600                                                   9
      Imation Corp.    2,000                                                  87
    o Immersion Corp.    800                                                   5
    o InFocus Corp.    1,600                                                   6
    o Ingram Micro, Inc., Class A    13,400                                  250
    o Intelli-Check, Inc.    500                                               2
      Inter-Tel, Inc.    6,000                                               149
    o Interdigital Communications Corp.    4,500                              81
   @o Intergraph Corp.    9,700                                              369
      International Business Machines Corp.    135,450                    11,305
      Iomega Corp.    12,400                                                  38
    o Itron, Inc.    2,500                                                   121
    o Ixia    5,200                                                          103
    o Jabil Circuit, Inc.    15,400                                          480
    o JDS Uniphase Corp.    112,424                                          170
    o Juniper Networks, Inc.    40,565                                       973
      Keithley Instruments, Inc.    3,200                                     45
    o Kemet Corp.    6,700                                                    56
      Landauer, Inc.    1,100                                                 55
    o Lantronix, Inc.    1,900                                                 2
   @o LaserCard Corp.    1,000                                                 6
    o LeCroy Corp.    900                                                     13
   @o Lexar Media, Inc.    5,400                                              27
    o Lexmark International, Inc., Class A    10,900                         683
    o Lightpath Technologies, Inc., Class A    75                             --
    o Littelfuse, Inc.    2,000                                               58
    o Lucent Technologies, Inc.    301,923                                   885
    o Maxtor Corp.    17,748                                                 105
    o Maxwell Technologies, Inc.    1,000                                     14
    o McData Corp., Class A    4,047                                          20
    o Measurement Specialties, Inc.    700                                    18
    o Mechanical Technology, Inc.    1,800                                     5
    o Merix Corp.    3,700                                                    23
      Methode Electronics, Class A    3,600                                   45
      Mocon, Inc.    600                                                       6
      Molex, Inc.    16,125                                                  455
      Motorola, Inc.    193,455                                            4,097
    o MRV Communications, Inc.    4,307                                        9
      MTS Systems Corp.    4,500                                             178
      National Instruments Corp.    5,675                                    156
    o NCR Corp.    23,800                                                    826
    o Network Appliance, Inc.    27,500                                      702
    o Network Equipment Technologies, Inc.    5,000                           23
    o Newport Corp.    4,200                                                  58
    o NMS Communications Corp.    1,500                                        5
    o Novatel Wireless, Inc.    160                                            2
    o Oplink Communications, Inc.    4,600                                     8
    o Optical Communication Products, Inc.    500                              1
    o OSI Systems, Inc.    3,700                                              66
    o OYO Geospace Corp.    300                                                6
    o Packeteer, Inc.    1,100                                                13
   @o Palm, Inc.    1,569                                                     45
      Park Electrochemical Corp.    3,600                                     95
    o Parkervision, Inc.    400                                                3
    o Paxar Corp.    2,300                                                    45
    o PC Connection, Inc.    3,000                                            17
    o PC-Tel, Inc.    1,400                                                   13
    o Pemstar, Inc.    1,600                                                   2
    o Performance Technologies, Inc.    1,600                                 10
   @o Photon Dynamics, Inc.    3,400                                          64
    o Pinnacle Systems, Inc.    1,800                                          8
    o Planar Systems, Inc.    3,700                                           29
      Plantronics, Inc.    4,000                                             137
    o Plexus Corp.    1,700                                                   25
    o Polycom, Inc.    9,200                                                 152
   @o Powerwave Technologies, Inc.    3,200                                   37
    o Presstek, Inc.    1,100                                                 14
      Printronix, Inc.    2,400                                               44
    o QLogic Corp.    8,522                                                  265
      Qualcomm, Inc.    135,100                                            5,335
    o Quantum Corp.    5,500                                                  15
    o Radisys Corp.    3,700                                                  64
    o Redback Networks, Inc.    8,076                                         67
    o Remec, Inc.    1,115                                                     7
    o Research Frontiers, Inc.    800                                          2
      Richardson Electronics Ltd.    1,300                                    11
    o Rofin-Sinar Technologies, Inc.    1,900                                 68
    o Rogers Corp.    300                                                     12
    o SafeNet, Inc.    2,770                                                  95
    o Sandisk Corp.    11,000                                                372
    o Sanmina -- SCI Corp.    41,316                                         197
    o SatCon Technology Corp.    900                                           1
    o SBS Technologies, Inc.    1,700                                         17
    o Scansource, Inc.    600                                                 29
      Scientific-Atlanta, Inc.    11,900                                     458
    o SCM Microsystems, Inc.    1,200                                          4
    o Seachange International, Inc.    3,350                                  25
    o Seagate Technology    12,500                                           242
    o Silicon Graphics, Inc.    4,800                                          3
    o Sirenza Microdevices, Inc.    1,300                                      4
    o Sirf Technology Holdings, Inc.    3,500                                 76
    o Socket Communications, Inc.    800                                       1
    o Solectron Corp.    81,520                                              313
    o Somera Communications, Inc.    1,900                                     2

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   @o Sonus Networks, Inc.    19,400                                          94
      Spectralink Corp.    1,000                                              11
    o Storage Technology Corp.    9,100                                      334
   >o StorageNetworks, Inc.    2,100                                          --
    o Stratasys, Inc.    1,350                                                41
    o Stratex Networks, Inc.    2,800                                          6
    o Sun Microsystems, Inc.    248,230                                      953
    o Sunrise Telecom, Inc.    2,000                                           4
   >o Superior Telecom, Inc.    1,124                                         --
    o Sycamore Networks, Inc.    18,200                                       65
      Symbol Technologies, Inc.    19,437                                    226
    o Symmetricom, Inc.    8,450                                              88
    o Synaptics, Inc.    3,500                                                55
    o Taser International, Inc.    1,700                                      17
    o Tech Data Corp.    5,300                                               206
      Technitrol, Inc.    4,000                                               52
    o Tekelec    8,700                                                       145
      Tektronix, Inc.    9,202                                               231
    o Tellabs, Inc.    34,564                                                336
    o Terayon Communication Systems Corp.    2,800                             9
    o Tessco Technologies, Inc.    900                                        13
    o Tollgrade Communications, Inc.    3,600                                 36
    o Trimble Navigation Ltd.    5,700                                       222
    o TTM Technologies, Inc.    4,400                                         31
   @o UNOVA, Inc.    5,600                                                   154
    o Utstarcom, Inc.    1,200                                                11
    o Viasat, Inc.    3,500                                                   78
    o Vishay Intertechnology, Inc.    36,688                                 514
    o Westell Technologies, Inc., Class A    2,560                            10
    o Western Digital Corp.    15,700                                        235
    o WJ Communications, Inc.    2,300                                         3
    o Xerox Corp.    69,700                                                  921
    o Xybernaut Corp.    1,400                                                --
    o YDI Wireless, Inc.    100                                               --
    o Zebra Technologies Corp., Class A    6,375                             249
    o Zhone Technologies, Inc.    1,000                                        3
    o Zomax, Inc.    2,000                                                     6
    o Zygo Corp.    500                                                        6
                                                                     -----------
                                                                          77,840
      TELECOMMUNICATION SERVICES  2.8%
      --------------------------------------------------------------------------
    o @Road, Inc.    4,400                                                    14
    o Alamosa Holdings, Inc.    8,000                                        128
      Alaska Communications Systems Group, Inc.    2,700                      27
    @ Alltel Corp.    26,435                                               1,758
    o American Tower Corp., Class A    19,500                                448
      AT&T Corp.    66,447                                                 1,316
    o AT&T Latin America Corp., Class A    2,100                              --
      Atlantic Tele-Network, Inc.    1,300                                    42
      BellSouth Corp.    160,887                                           4,441
    o Centennial Communications Corp.    8,000                               112
      CenturyTel, Inc.    10,500                                             361
    o Cincinnati Bell, Inc.    18,568                                         84
      Citizens Communications Co.    24,900                                  327
    o Commonwealth Telephone Enterprises, Inc.    9,400                      402
    o Covad Communications Group, Inc.    7,000                                9
    o Crown Castle International Corp.    20,900                             455
      CT Communications, Inc.    4,500                                        62
   >o CTC Communications Group, Inc.    1,550                                 --
      D&E Communications, Inc.    4,000                                       45
   @o Global Crossing Ltd.    2,500                                           45
      Hickory Tech Corp.    6,100                                             54
    o IDT Corp., Class B    7,600                                             99
    o Level 3 Communications, Inc.    53,000                                 109
    o Lynch Interactive Corp.    900                                          22
      MCI, Inc.    26,300                                                    671
  @>o McLeodUSA, Inc., Class A Escrow    21,892                               --
    o Metro One Telecommunications    4,400                                    4
    o Moscow CableCom Corp.    1,400                                           8
    o Nextel Communications, Inc., Class A    88,900                       3,094
   @o Nextel Partners, Inc., Class A    15,200                               378
      North Pittsburgh Systems, Inc.    3,500                                 73
    o Price Communications Corp.    4,047                                     71
    o Primus Telecommunications Group, Inc.    7,500                           5
    o Qwest Communications International, Inc.    118,337                    452
    o Rural Cellular Corp., Class A    1,200                                  10
    o SBA Communications Corp.    1,300                                       22
      SBC Communications, Inc.    281,016                                  6,871
    o Spectrasite, Inc.    4,000                                             327
    @ Sprint Corp. (FON Group)    116,750                                  3,141
    o Talk America Holdings, Inc.    5,000                                    44
   >o TelCove    4,638                                                        --
      Telephone & Data Systems, Inc.    4,300                                171
    o Time Warner Telecom, Inc., Class A    4,500                             31
    o U.S. Cellular Corp.    6,100                                           318
    o Ubiquitel, Inc.    10,000                                               91
      Verizon Communications, Inc.    232,468                              7,957
      Warwick Valley Telephone Co.    2,100                                   51
   @o Western Wireless Corp., Class A    7,700                               344
    o Wireless Facilities, Inc.    1,800                                      12
                                                                     -----------
                                                                          34,506
      TELEPHONE  0.0%
      --------------------------------------------------------------------------
    o Tut Systems, Inc.    1,697                                               6

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TRANSPORTATION  1.6%
      --------------------------------------------------------------------------
   @o AirTran Holdings, Inc.    5,800                                         66
    o Alaska Air Group, Inc.    1,900                                         66
      Alexander & Baldwin, Inc.    5,600                                     299
    o Amerco, Inc.    900                                                     52
    o AMR Corp.    12,000                                                    169
      Arkansas Best Corp.    1,100                                            38
      Burlington Northern Santa Fe Corp.    30,300                         1,644
      C.H. Robinson Worldwide, Inc.    7,500                                 469
      CNF, Inc.    4,500                                                     232
    o Continental Airlines, Inc., Class B    5,000                            79
      CSX Corp.    17,100                                                    779
    o Delta Air Lines, Inc.    10,300                                         30
    o Dollar Thrifty Automotive Group, Inc.    3,500                         110
    o EGL, Inc.    4,150                                                      84
      Expeditors International Washington, Inc.    8,100                     446
    o ExpressJet Holdings, Inc.    3,000                                      31
      FedEx Corp.    28,063                                                2,360
      Florida East Coast Industries, Class A    3,600                        169
      Forward Air Corp.    2,600                                              91
      Heartland Express, Inc.    6,706                                       140
      Interpool, Inc.    1,200                                                26
      J.B. Hunt Transport Services, Inc.    13,000                           255
   @o JetBlue Airways Corp.    7,975                                         167
    o Kansas City Southern Railway    5,050                                  114
    o Kirby Corp.    2,800                                                   135
      Knight Transportation, Inc.    2,700                                    64
    o Laidlaw International, Inc.    8,200                                   211
    o Landstar Systems, Inc.    15,200                                       506
    o MAIR Holdings, Inc.    1,100                                            10
    o Mesa Air Group, Inc.    1,300                                           11
      Norfolk Southern Corp.    31,400                                     1,168
    o Northwest Airlines Corp.    6,500                                       30
    o Old Dominion Freight Line    2,700                                      89
      Overnite Corp.    2,500                                                108
    o Pacer International, Inc.    2,800                                      71
    o Park-Ohio Holdings Corp.    2,600                                       53
      Ryder Systems, Inc.    6,400                                           250
    o SCS Transportation, Inc.    4,100                                       74
      SkyWest, Inc.    4,000                                                  83
      Southwest Airlines Co.    64,125                                       910
    o Swift Transportation Co., Inc.    5,970                                131
      Union Pacific Corp.    22,000                                        1,547
      United Parcel Service, Inc., Class B    91,480                       6,675
      Werner Enterprises, Inc.    5,832                                      111
    o Yellow Roadway Corp.    5,004                                          265
                                                                     -----------
                                                                          20,418

      UTILITIES  3.3%
      --------------------------------------------------------------------------
    o The AES Corp.    52,596                                                844
      AGL Resources, Inc.    4,300                                           165
    o Allegheny Energy, Inc.    10,500                                       299
      Allete, Inc.    2,733                                                  132
      Alliant Energy Corp.    9,300                                          271
      Ameren Corp.    15,100                                                 840
      American Electric Power Co., Inc.    33,820                          1,309
      American States Water Co.    950                                        30
      Aqua America, Inc.    3,671                                            118
      Atmos Energy Corp.    6,700                                            195
      Avista Corp.    3,800                                                   72
    o BayCorp Holdings Ltd.    6                                              --
      Black Hills Corp.    1,400                                              56
    o Calpine Corp.    12,300                                                 41
      Cascade Natural Gas Corp.    3,500                                      76
      Centerpoint Energy, Inc.    26,100                                     359
      Central Vermont Public Service Corp.    2,700                           50
      CH Energy Group, Inc.    1,900                                          93
      Cinergy Corp.    15,100                                                667
      Cleco Corp.    3,400                                                    76
    o CMS Energy Corp.    5,000                                               79
      Consolidated Edison, Inc.    17,000                                    819
      Constellation Energy Group, Inc.    16,800                           1,012
      Dominion Resources, Inc.    26,610                                   1,965
    @ DPL, Inc.    11,452                                                    316
      DTE Energy Co.    13,801                                               649
      Duke Energy Corp.    76,800                                          2,269
      Duquesne Light Holdings, Inc.    6,100                                 118
      Edison International    49,200                                       2,011
    o El Paso Electric Co.    2,800                                           61
      Energen Corp.    5,200                                                 183
      Energy East Corp.    12,214                                            340
      Entergy Corp.    18,200                                              1,419
      Equitable Resources, Inc.    4,400                                     313
      Exelon Corp.    54,474                                               2,915
      FirstEnergy Corp.    28,217                                          1,405
      Florida Public Utilites Co.    1,599                                    24
      FPL Group, Inc.    29,400                                            1,268
      Great Plains Energy, Inc.    6,500                                     211
      Green Mountain Power Corp.    3,800                                    112
      Hawaiian Electric Industries, Inc.    7,700                            207
      Idacorp, Inc.    4,200                                                 132
      Inergy L.P.    2,000                                                    64
    @ KeySpan Corp.    13,400                                                545
      The Laclede Group, Inc.    3,300                                       108
      MDU Resources Group, Inc.    10,950                                    336
      MGE Energy, Inc.    400                                                 15

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      National Fuel Gas Co.    5,800                                         176
      New Jersey Resources Corp.    1,650                                     78
      Nicor, Inc.    3,000                                                   122
      NiSource, Inc.    22,864                                               555
      Northeast Utilities, Inc.    10,124                                    219
      Northwest Natural Gas Co.    2,700                                     104
    o NRG Energy, Inc.    9,000                                              345
      NSTAR    7,734                                                         235
      OGE Energy Corp.    6,500                                              197
      Oneok, Inc.    7,400                                                   259
      Otter Tail Corp.    1,100                                               32
      Peoples Energy Corp.    3,200                                          138
      Pepco Holdings, Inc.    14,000                                         334
      PG&E Corp.    29,900                                                 1,125
      Piedmont Natural Gas Co.    3,200                                       79
      Pinnacle West Capital Corp.    6,800                                   311
      PNM Resources, Inc.    5,500                                           162
      PPL Corp.    15,000                                                    924
      Progress Energy, Inc.    21,159                                        944
      Public Service Enterprise Group, Inc.    19,000                      1,222
      Puget Energy, Inc.    7,500                                            175
      Questar Corp.    8,100                                                 568
   @o Reliant Energy, Inc.    25,125                                         333
      SCANA Corp.    7,905                                                   332
   >o Seagate Escrow Security    7,500                                        --
      Sempra Energy    19,175                                                815
   @o Sierra Pacific Resources    4,476                                       58
    @ The Southern Co.    60,900                                           2,131
    o Southern Union Co.    5,785                                            147
      Southwest Gas Corp.    3,600                                            96
      TECO Energy, Inc.    5,600                                             106
      TXU Corp.    26,400                                                  2,287
   >o U.S. Wireless Corp.    400                                              --
      UGI Corp.    8,200                                                     241
      UIL Holdings Corp.    5,400                                            294
      Unisource Energy Corp.    3,800                                        123
      Unitil Corp.    600                                                     17
      Vectren Corp.    5,766                                                 167
      Westar Energy, Inc.    8,200                                           200
      WGL Holdings, Inc.    3,000                                            103
      Wisconsin Energy Corp.    11,400                                       458
      WPS Resources Corp.    2,400                                           139
      Xcel Energy, Inc.    34,195                                            664
                                                                     -----------
                                                                          41,604

      PREFERRED STOCK  0.0% of net assets

      REAL ESTATE  0.0%
      --------------------------------------------------------------------------
      Simon Property Group LP    1,200                                        80

      WARRANTS  0.0% of net assets

      MEDIA  0.0%
      --------------------------------------------------------------------------
   >o RCN Corp.    2                                                          --

      SOFTWARE & SERVICES  0.0%
      --------------------------------------------------------------------------
   >o Pinnacle Holdings, Inc. Expires 11/13/07    9                           --

      RIGHTS  0.0% of net assets

      PHARMACEUTICALS & BIOTECHNOLOGY  0.0%
      --------------------------------------------------------------------------
    o OSI Pharmaceuticals, Inc. Expires 01/18/05    1,640                     --

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $1,068,175, and the unrealized gains and losses were $342,013 and $(160,426), respectively.

The fund's portfolio holdings include $38,900 of securities on loan.

      SECURITY                                        FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      3.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 0.2%
      --------------------------------------------------------------------------
      Skandinav Enskilda Bank
         3.38%, 08/17/05                                    2,013          2,013

      SHORT-TERM INVESTMENTS  3.0%
      --------------------------------------------------------------------------
      Societe Generale, Time Deposit
         3.31%, 08/01/05                                       50             50

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Institutional Money Market Trust
      38,078,225                                                          38,078
                                                                     -----------
                                                                          38,128

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 *  American Depositary Receipt

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.8%  FOREIGN COMMON
        STOCK                                         1,017,862       1,373,735
  0.1%  FOREIGN PREFERRED
        STOCK                                               766           1,137
  0.0%  WARRANTS                                            200              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,018,828       1,374,872
  4.4%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               61,345          61,345
(4.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (59,369)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,376,848

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      FOREIGN COMMON STOCK  99.8% of net assets

      AUSTRALIA  4.6%
      --------------------------------------------------------------------------
      AMP Ltd.    334,425                                                  1,709
      Australia & New Zealand Banking Group Ltd.    337,075                5,455
      BHP Billiton Ltd.    639,314                                         9,426
      Coles Myer Ltd.    224,011                                           1,595
      Commonwealth Bank of Australia    229,864                            6,775
      Foster's Group Ltd.    374,154                                       1,542
      Insurance Australia Group Ltd.    299,917                            1,381
      Macquarie Bank Ltd.    41,612                                        1,975
      Macquarie Infrastructure Group    386,221                            1,162
      National Australia Bank Ltd.    277,850                              6,566
    @ QBE Insurance Group Ltd.    128,017                                  1,632
    @ Rio Tinto Ltd.    52,799                                             1,951
      St. George Bank Ltd.    92,734                                       1,868
      Suncorp-Metway Ltd.    94,261                                        1,452
      Telstra Corp. Ltd.    1,070,140                                      4,098
      Wesfarmers Ltd.    68,881                                            2,073
      Westfield Group    272,373                                           3,700
      Westpac Banking Corp.    334,397                                     4,980
      Woodside Petroleum Ltd.    81,387                                    1,854
    @ Woolworths Ltd.    186,347                                           2,305
                                                                     -----------
                                                                          63,499

      BELGIUM  0.9%
      --------------------------------------------------------------------------
    @ Dexia    128,641                                                     2,903
      Electrabel SA    4,910                                               2,233
      Fortis    217,864                                                    6,360
    o Solvay SA    11,315                                                  1,220
                                                                     -----------
                                                                          12,716

      CANADA  6.8%
      --------------------------------------------------------------------------
      Alcan, Inc.    63,686                                                2,154
      Bank of Montreal    93,216                                           4,652
    @ Bank of Nova Scotia    180,984                                       6,172
      Barrick Gold Corp.    92,119                                         2,257
    @ BCE, Inc.    166,296                                                 4,028
    @ Brascan Corp.    35,110                                              1,309
    @ Canadian Imperial Bank of Commerce    61,163                         3,997
      Canadian National Railway Co.    51,520                              3,415
      Canadian Natural Resources Ltd.    94,908                            3,954
    @ Enbridge, Inc.    59,980                                             1,730
      EnCana Corp.    163,428                                              6,738
      Imperial Oil Ltd.    17,349                                          1,480
    @ Inco Ltd.    37,300                                                  1,536
      Loblaw Cos. Ltd.    17,129                                             961
      Magna International, Inc., Class A    20,691                         1,592
    @ Manulife Financial Corp.    143,695                                  7,213
    @ National Bank of Canada    32,393                                    1,516
    o Nortel Networks Corp.    784,900                                     2,065
      Novelis, Inc.    1                                                      --
      Petro-Canada    47,762                                               3,435
      Placer Dome, Inc.    83,200                                          1,155
      Potash Corp. of Saskatchewan    19,697                               2,096
      Power Corp. of Canada    59,004                                      1,588
    @ Power Financial Corp.    45,375                                      1,283
      Royal Bank of Canada    116,611                                      7,373
    @ Sun Life Financial, Inc.    104,587                                  3,764
      Suncor Energy, Inc.    81,600                                        3,996
      Talisman Energy, Inc.    70,312                                      3,084

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Thomson Corp.    40,000                                              1,399
      Toronto-Dominion Bank    126,134                                     5,760
    @ TransCanada Corp.    84,878                                          2,329
                                                                     -----------
                                                                          94,031

      DENMARK  0.7%
      --------------------------------------------------------------------------
      AP Moller-Maersk A/S    174                                          1,694
    @ AP Moller-Maersk A/S    178                                          1,718
      Danske Bank A/S    79,925                                            2,491
      Novo-Nordisk A/S, Class B    46,150                                  2,385
      TDC A/S    29,418                                                    1,322
                                                                     -----------
                                                                           9,610

      FRANCE  11.2%
      --------------------------------------------------------------------------
      Accor SA    37,106                                                   1,888
      Air Liquide SA    20,461                                             3,631
    o Alcatel SA, Class A    233,944                                       2,853
      Arcelor SA    107,796                                                2,312
      AXA SA    280,494                                                    7,655
      BNP Paribas    141,162                                              10,182
      Bouygues    44,850                                                   1,959
      Carrefour SA    114,351                                              5,394
      Cie Generale D'Optique Essilor International SA    16,331            1,185
      Compagnie de Saint-Gobain    57,691                                  3,461
      Credit Agricole SA    122,995                                        3,363
      France Telecom SA    253,842                                         7,831
      Groupe Danone    44,351                                              4,370
      L'Oreal SA    56,322                                                 4,438
      Lafarge SA    30,598                                                 2,894
      Lagardere S.C.A.    25,895                                           1,868
      LVMH Moet-Hennessy Louis Vuitton SA    48,668                        4,035
      Michelin (C.G.D.E.), Class B    25,956                               1,598
    @ Pernod-Ricard    13,121                                              2,195
      Peugeot SA    32,613                                                 2,094
      Pinault-Printemps-Redoute SA    12,173                               1,228
      Renault SA    37,251                                                 3,409
      Sanofi-Aventis    173,827                                           15,004
      Schneider Electric SA    40,373                                      3,166
      Societe Generale, Class A    72,960                                  7,962
      STMicroelectronics NV    124,674                                     2,146
      Suez SA    167,555                                                   4,600
  (4) Total SA    114,369                                                 28,599
      Veolia Environnement    54,023                                       2,098
    o Vinci SA    27,862                                                   2,255
      Vivendi Universal SA    192,671                                      6,118
    * Vivendi Universal SA    54,392                                       1,729
                                                                     -----------
                                                                         153,520

      GERMANY  7.7%
      --------------------------------------------------------------------------
      Adidas-Salomon AG    8,093                                           1,463
      Allianz AG    61,988                                                 7,865
      BASF AG    98,512                                                    6,983
      Bayer AG    131,706                                                  4,698
    o Bayerische Hypo-und Vereinsbank AG    108,268                        2,834
      Bayerische Motoren Werke AG    59,949                                2,806
      Commerzbank AG    88,304                                             1,970
      Continental AG    26,167                                             2,030
      DaimlerChrysler AG    149,404                                        7,235
      Deutsche Bank AG    97,835                                           8,456
      Deutsche Boerse AG    19,400                                         1,700
      Deutsche Post AG    75,227                                           1,862
      Deutsche Telekom AG    430,062                                       8,510
      E.ON AG    119,317                                                  11,024
    o Infineon Technologies AG    127,600                                  1,253
      Linde AG    14,312                                                   1,007
      Metro AG    25,777                                                   1,297
      Muenchener Rueckversicherungs AG    33,394                           3,876
      RWE AG    83,876                                                     5,594
      SAP AG    36,535                                                     6,260
      Schering AG    29,646                                                1,867
      Siemens AG    152,378                                               11,722
      ThyssenKrupp AG    74,228                                            1,394
      Volkswagen AG    40,893                                              2,212
                                                                     -----------
                                                                         105,918

      HONG KONG / CHINA  1.2%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.    254,240                                 2,733
      CLP Holdings Ltd.    340,080                                         1,966
      Hang Seng Bank Ltd.    121,836                                       1,682
      Hong Kong & China Gas Co.    600,400                                 1,252
      HongKong Electric Holdings    230,256                                1,094
      Hutchison Whampoa Ltd.    394,370                                    3,840
      Sun Hung Kai Properties Ltd.    247,604                              2,547
      Swire Pacific Ltd., Class A    167,890                               1,601
                                                                     -----------
                                                                          16,715

      IRELAND  0.1%
      --------------------------------------------------------------------------
      Depfa Bank PLC    63,448                                             1,023

      ITALY  4.0%
      --------------------------------------------------------------------------
    @ Alleanza Assicurazioni SPA    87,330                                 1,004
      Assicurazioni Generali SPA    200,626                                6,552
      Banca Intesa SPA    846,414                                          4,109
      Banco Popolare di Verona e Novara    66,166                          1,181

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Capitalia SPA    324,968                                             1,887
      Enel SPA    640,287                                                  5,483
      ENI-Ente Nazionale Idrocarburi SPA    473,784                       13,422
      Mediaset SPA    110,368                                              1,342
      Mediobanca SPA    98,668                                             1,881
      Riunione Adriatica di Sicurta SPA    52,500                          1,050
      Sanpaolo IMI SPA    230,234                                          3,327
      Telecom Italia RNC SPA    1,076,571                                  2,889
      Telecom Italia SPA    1,799,514                                      5,862
      UniCredito Italiano SPA    885,071                                   4,683
                                                                     -----------
                                                                          54,672

      JAPAN  16.7%
      --------------------------------------------------------------------------
      Aeon Co. Ltd.    117,000                                             1,894
      Ajinomoto Co., Inc.    92,000                                          973
      Asahi Glass Co. Ltd.    179,000                                      1,720
      Asahi Kasei Corp.    250,000                                         1,120
      Bridgestone Corp.    116,657                                         2,275
      Canon, Inc.    139,395                                               6,856
      Central Japan Railway Co.    120                                       863
      Chubu Electric Power Co., Inc.    112,100                            2,705
      Dai Nippon Printing Co. Ltd.    117,000                              1,828
      Daiwa Securities Group, Inc.    225,045                              1,317
      Denso Corp.    92,000                                                2,219
      East Japan Railway Co.    621                                        3,044
      Eisai Co. Ltd.    45,000                                             1,531
      Fanuc Ltd.    32,300                                                 2,291
      Fuji Photo Film Co. Ltd.    86,811                                   2,696
      Fujitsu Ltd.    326,000                                              1,819
      Hitachi Ltd.    559,079                                              3,394
      Honda Motor Co. Ltd.    141,539                                      7,288
      Hoya Corp.    17,907                                                 2,203
      Ito-Yokado Co. Ltd.    63,503                                        2,103
      Itochu Corp.    273,000                                              1,414
      Japan Tobacco, Inc.    165                                           2,343
      JFE Holdings, Inc.    94,000                                         2,421
      The Kansai Electric Power Co.    130,000                             2,742
      Kao Corp.    91,619                                                  2,091
      KDDI Corp.    536                                                    2,586
      Keyence Corp.    5,900                                               1,413
    @ Kintetsu Corp.    305,830                                              943
      Kirin Brewery Co. Ltd.    136,000                                    1,269
      Komatsu Ltd.    166,609                                              1,564
      Konica Minolta Holdings, Inc.    81,000                                738
      Kyocera Corp.    31,500                                              2,219
      Kyushu Electric Power Co.    73,493                                  1,582
      Matsushita Electric Industrial Co. Ltd.    387,912                   6,285
      Millea Holdings, Inc.    294                                         3,842
      Mitsubishi Corp.    229,000                                          3,259
      Mitsubishi Electric Corp.    303,000                                 1,592
      Mitsubishi Estate Co. Ltd.    199,502                                2,208
      Mitsubishi Heavy Industries Ltd.    565,000                          1,415
      Mitsubishi Tokyo Financial Group, Inc.    687                        5,724
      Mitsui & Co. Ltd.    239,000                                         2,300
      Mitsui Fudosan Co. Ltd.    125,777                                   1,427
      Mitsui Sumitomo Insurance Co. Ltd.    254,875                        2,261
      Mizuho Financial Group, Inc.    1,295                                5,820
      Murata Manufacturing Co. Ltd.    40,574                              1,957
      NEC Corp.    327,000                                                 1,669
      Nikko Cordial Corp.    240,000                                       1,025
      Nintendo Co. Ltd.    18,239                                          1,910
      Nippon Oil Corp.    250,000                                          1,707
      Nippon Steel Corp.    1,020,000                                      2,562
      Nippon Telegraph & Telephone Corp.    1,667                          7,292
      Nissan Motor Co. Ltd.    387,196                                     4,021
      Nitto Denko Corp.    28,000                                          1,532
      Nomura Holdings, Inc.    345,000                                     4,084
      NTT DoCoMo, Inc.    3,141                                            4,931
      Omron Corp.    43,000                                                  916
      Osaka Gas Co. Ltd.    394,000                                        1,242
    o Resona Holdings, Inc.    1,883,903                                   3,328
      Ricoh Co. Ltd.    118,000                                            1,803
      Rohm Co. Ltd.    19,112                                              1,728
      Sankyo Co. Ltd.    59,000                                            1,163
    @ Sanyo Electric Co. Ltd.    258,655                                     636
      Secom Co. Ltd.    38,500                                             1,709
      Sekisui House Ltd.    94,000                                           946
      Seven-Eleven Japan Co. Ltd.    63,000                                1,749
      Sharp Corp.    156,785                                               2,366
      Shin-Etsu Chemical Co. Ltd.    64,280                                2,430
      SMC Corp.    11,000                                                  1,245
    @ Softbank Corp.    41,000                                             1,674
      Sompo Japan Insurance, Inc.    140,920                               1,337
      Sony Corp.    176,500                                                5,772
      Sumitomo Corp.    188,000                                            1,581
      Sumitomo Electric Industries Ltd.    131,000                         1,465
      Sumitomo Mitsui Financial Group, Inc.    638                         4,195
      The Sumitomo Trust & Banking Co. Ltd.    172,950                     1,064
      Suzuki Motor Corp.    66,294                                         1,052
      Takeda Pharmaceutical Co. Ltd.    141,200                            7,213
      TDK Corp.    22,000                                                  1,509
      Tohoku Electric Power Co.    83,700                                  1,836
      The Tokyo Electric Power Co., Inc.    201,890                        4,831
      Tokyo Electron Ltd.    28,000                                        1,513
      Tokyo Gas Co. Ltd.    463,201                                        1,683
      Toppan Printing Co. Ltd.    104,653                                  1,020

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Toshiba Corp.    524,178                                             2,032
  (9) Toyota Motor Corp.    476,703                                       18,021
    o UFJ Holdings, Inc.    486                                            2,499
      West Japan Railway Co.    225                                          752
      Yahoo! Japan Corp.    460                                              984
      Yamanouchi Pharmaceutical Co. Ltd.    92,370                         3,002
      Yamato Transport Co. Ltd.    78,000                                  1,035
                                                                     -----------
                                                                         229,618

      NETHERLANDS  4.0%
      --------------------------------------------------------------------------
    @ ABN Amro Holdings NV    326,100                                      8,116
      Aegon NV    246,696                                                  3,529
      Akzo Nobel NV    51,942                                              2,137
    o ASML Holding NV    93,364                                            1,640
      European Aeronautic Defense & Space Co.    54,693                    1,832
      Heineken Nv    43,627                                                1,388
      ING Groep NV    397,081                                             12,002
    o Koninklijke Ahold NV    279,023                                      2,450
      Koninklijke Philips Electronics NV    240,531                        6,521
      Reed Elsevier NV    127,172                                          1,731
      Royal KPN NV    360,914                                              3,134
      TNT NV    67,143                                                     1,703
      Unilever NV    103,665                                               6,947
      VNU NV    47,654                                                     1,365
      Wolters Kluwer NV    55,267                                          1,072
                                                                     -----------
                                                                          55,567

      SPAIN  4.4%
      --------------------------------------------------------------------------
    @ ACS Actividades Cons y Serv    44,790                                1,294
      Altadis SA    49,394                                                 2,083
      Banco Bilbao Vizcaya Argentaria SA    611,313                       10,285
      Banco Popular Espanol SA    184,645                                  2,203
      Banco Sabadell SA    46,907                                          1,196
      Banco Santander Central Hispano SA    1,117,499                     13,802
    @ Endesa SA    185,884                                                 4,157
      Iberdrola SA    142,297                                              3,617
    @ Inditex SA    41,211                                                 1,100
      Repsol YPF SA    171,807                                             4,798
      Telefonica SA    935,722                                            15,723
                                                                     -----------
                                                                          60,258

      SWEDEN  2.1%
      --------------------------------------------------------------------------
      Electrolux AB, Series B    53,392                                    1,200
      ForeningsSparbanken AB    74,977                                     1,775
      Hennes & Mauritz AB, Series B    88,355                              3,151
      Nordea Bank AB    402,520                                            3,857
      Sandvik AB    39,679                                                 1,586
      Skandinaviska Enskilda Banken, Series A    85,410                    1,516
      Svenska Cellulosa AB, Series B    35,963                             1,218
      Svenska Handelsbanken AB, Series A    94,588                         2,039
      Telefonaktiebolaget LM Ericsson, Class B    2,786,458                9,548
      TeliaSonera AB    343,834                                            1,702
      Volvo AB, Series B    40,445                                         1,693
                                                                     -----------
                                                                          29,285

      SWITZERLAND  7.5%
      --------------------------------------------------------------------------
    o ABB Ltd.    336,908                                                  2,287
      Adecco SA, Registered    22,375                                      1,117
      Compangnie Financiere Richemont AG, Series A    96,843               3,415
      Credit Suisse Group    205,152                                       8,577
      Holcim Ltd.    30,865                                                1,908
  (8) Nestle SA, Registered    72,759                                     19,978
  (7) Novartis AG, Registered    443,580                                  21,580
 (10) Roche Holdings -- Genus    126,304                                  17,132
      Swiss Reinsurance, Registered    56,990                              3,625
      Swisscom AG, Registered    3,997                                     1,320
    o Syngenta AG    18,113                                                1,894
      UBS AG, Registered    184,721                                       15,138
    o Zurich Financial Services AG    26,124                               4,635
                                                                     -----------
                                                                         102,606

      UNITED KINGDOM  27.9%
      --------------------------------------------------------------------------
      AstraZeneca PLC    297,937                                          13,463
      Aviva PLC    417,820                                                 4,792
      BAA PLC    195,619                                                   2,072
      BAE Systems PLC    566,657                                           3,062
      Barclays PLC    1,159,501                                           11,339
      BG Group PLC    622,564                                              5,142
      BHP Billiton PLC    439,504                                          6,244
      BOC Group PLC    85,159                                              1,615
      Boots Group PLC    127,401                                           1,354
  (1) BP PLC    3,874,642                                                 42,610
      British American Tobacco PLC    283,908                              5,673
      British Land Co. PLC    90,252                                       1,330
      British Sky Broadcasting PLC    230,143                              2,157
      BT Group PLC    1,530,743                                            6,125
      Cable & Wireless PLC    386,258                                      1,080
      Cadbury Schweppes PLC    376,410                                     3,612
      Carnival PLC    30,775                                               1,654
      Centrica PLC    662,309                                              2,728
      Compass Group PLC    401,745                                         1,733
      Diageo PLC    543,966                                                7,489

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Dixons Group PLC    356,181                                            992
      Friends Provident PLC    417,684                                     1,334
      Gallaher Group PLC    117,546                                        1,678
  (5) GlaxoSmithKline PLC    1,061,509                                    24,959
      GUS PLC    188,177                                                   2,989
      Hanson PLC    128,676                                                1,292
      HBOS PLC    715,080                                                 10,848
      Hilton Group PLC    287,543                                          1,464
  (2) HSBC Holdings PLC    2,008,992                                      32,480
      Imperial Tobacco Group PLC    135,528                                3,485
    o Intercontinental Hotels Group PLC    74,904                            952
      ITV PLC    738,032                                                   1,554
      J. Sainsbury PLC    191,810                                            941
      Kingfisher PLC    442,761                                            2,000
      Land Securities Group PLC    88,563                                  2,165
      Legal & General Group PLC    1,136,832                               2,283
      Lloyds TSB Group PLC    999,063                                      8,440
      Man Group PLC    50,854                                              1,450
      Marks & Spencer Group PLC    275,748                                 1,733
      National Grid Transco PLC    565,797                                 5,215
      Next PLC    51,729                                                   1,428
    o O2 PLC    1,563,600                                                  3,826
      Pearson PLC    143,637                                               1,718
      Prudential PLC    433,019                                            4,075
      Reckitt Benckiser PLC    103,396                                     3,101
      Reed Elsevier PLC    236,461                                         2,181
    o Rentokil Initial PLC    364,152                                        997
      Reuters Group PLC    267,194                                         1,814
      Rio Tinto PLC    195,965                                             6,506
      Rolls-Royce Group PLC    296,618                                     1,742
    o Rolls-Royce Group PLC, B Shares    14,830,900                           27
      Royal Bank of Scotland Group PLC    571,593                         16,978
 o(6) Royal Dutch Shell PLC, A Shares    749,220                          23,036
    o Royal Dutch Shell PLC, B Shares    497,774                          15,799
      SABMiller PLC    151,731                                             2,645
      Scottish & Newcastle PLC    145,929                                  1,172
      Scottish & Southern Energy PLC    148,675                            2,556
      Scottish Power PLC    347,294                                        3,068
      Severn Trent Water PLC    60,427                                     1,038
      Smith & Nephew PLC    175,479                                        1,664
      Smiths Group PLC    107,917                                          1,815
      Standard Chartered PLC    214,229                                    4,172
      Tesco PLC    1,376,566                                               7,867
      Unilever PLC    505,156                                              4,883
      United Utilities PLC    99,658                                       1,123
  (3) Vodafone Group PLC    11,702,614                                    30,140
      Wm. Morrison Supermarkets    434,304                                 1,449
      Wolseley PLC    100,048                                              2,083
      WPP Group PLC    214,518                                             2,266
                                                                     -----------
                                                                         384,697

      FOREIGN PREFERRED STOCK  0.1% of net assets

      GERMANY  0.1%
      --------------------------------------------------------------------------
    o Henkel KGaA    12,100                                                1,137

      WARRANTS  0.0% of net assets

      FRANCE  0.0%
      --------------------------------------------------------------------------
    o Casino Guichard Perrachon SA, expires 12/15/05    1,026                 --

      UNITED STATES  0.0%
      --------------------------------------------------------------------------
    o NTL, Inc., Series A, expires 01/13/11    48                             --

END OF INVESTMENTS.

At 07/31/05, all foreign securities were valued at fair value in accordance with board approved procedures.

At 07/31/05, the tax basis cost of the fund's investments was $1,024,153, and the unrealized gains and losses were $419,089 and $(68,370), respectively.

The fund's portfolio holdings include $59,014 of securities on loan.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
4.4% of net assets

SHORT-TERM INVESTMENT  4.4%
--------------------------------------------------------------------------------
Securities Lending Investments Fund    61,344,531                         61,345

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  99.5% COMMON STOCK                                     649,793         700,355
   0.5% SHORT-TERM INVESTMENT                              3,435           3,435
   0.0% U.S. TREASURY OBLIGATION                             199             199
--------------------------------------------------------------------------------
 100.0% TOTAL INVESTMENTS                                653,427         703,989
   2.0% COLLATERAL INVESTED FOR SECURITIES ON LOAN        13,803          13,803
 (2.0)% OTHER ASSETS AND LIABILITIES, NET                               (13,988)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                 703,804

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  99.5% of net assets

      BANKS  4.5%
      --------------------------------------------------------------------------
      Bank of Hawaii Corp.    136,000                                      6,983
      City National Corp.    88,500                                        6,467
      Comerica, Inc.    117,500                                            7,179
      Countrywide Financial Corp.    181,998                               6,552
      Wachovia Corp.    88,500                                             4,459
                                                                     -----------
                                                                          31,640

      CAPITAL GOODS  6.1%
      --------------------------------------------------------------------------
      The Boeing Co.    117,000                                            7,723
      Cooper Industries Ltd., Class A    93,600                            6,045
      Lockheed Martin Corp.    121,400                                     7,575
      Northrop Grumman Corp.    126,500                                    7,015
  (9) Precision Castparts Corp.    87,500                                  7,873
      Raytheon Co.    177,500                                              6,981
                                                                     -----------
                                                                          43,212

      COMMERCIAL SERVICES & SUPPLIES  1.8%
      --------------------------------------------------------------------------
      Herman Miller, Inc.    214,000                                       6,833
    o Korn/Ferry International    296,600                                  5,902
                                                                     -----------
                                                                          12,735

      CONSUMER DURABLES & APPAREL  3.2%
      --------------------------------------------------------------------------
      Hasbro, Inc.    353,500                                              7,756
      K-Swiss, Inc., Class A    219,600                                    7,416
      VF Corp.    126,100                                                  7,445
                                                                     -----------
                                                                          22,617

      DIVERSIFIED FINANCIALS  5.8%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    109,900                                        4,868
      American Express Co.    131,400                                      7,227
    o AmeriCredit Corp.    266,200                                         7,113
      Franklin Resources, Inc.    89,900                                   7,266
 o(1) Investment Technology Group, Inc.    320,600                         8,214
      Mellon Financial Corp.    194,100                                    5,912
                                                                     -----------
                                                                          40,600

      ENERGY  8.3%
      --------------------------------------------------------------------------
      Burlington Resources, Inc.    120,000                                7,693
    o CAL Dive International, Inc.    130,000                              7,699
      ChevronTexaco Corp.    101,700                                       5,900
      Exxon Mobil Corp.    122,000                                         7,168
 o(4) Pride International, Inc.    304,200                                 7,915
      Sunoco, Inc.    58,900                                               7,405
    o Transocean, Inc.    128,400                                          7,246
      Williams Cos., Inc.    355,200                                       7,544
                                                                     -----------
                                                                          58,570

      FOOD & STAPLES RETAILING  1.1%
      --------------------------------------------------------------------------
      Supervalu, Inc.    219,500                                           7,770

      FOOD BEVERAGE & TOBACCO  5.9%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    317,700                                7,288
      Brown-Forman Corp., Class B    92,400                                5,401
      The Coca-Cola Co.    163,400                                         7,150
      Kellogg Co.    157,400                                               7,132
      PepsiAmericas, Inc.    287,800                                       7,419
      Tyson Foods, Inc., Class A    376,600                                7,020
                                                                     -----------
                                                                          41,410

      HEALTH CARE EQUIPMENT & SERVICES  8.5%
      --------------------------------------------------------------------------
      Aetna, Inc.    95,460                                                7,388

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Bausch & Lomb, Inc.    72,400                                        6,129
      Becton Dickinson & Co.    133,500                                    7,392
      CIGNA Corp.    69,300                                                7,398
    o Genesis HealthCare Corp.    150,000                                  6,745
    o Haemonetics Corp.    127,400                                         5,380
    o Medco Health Solutions, Inc.    131,800                              6,384
      PerkinElmer, Inc.    243,500                                         5,109
  (7) UnitedHealth Group, Inc.    150,700                                  7,882
                                                                     -----------
                                                                          59,807

      HOTELS RESTAURANTS & LEISURE  2.7%
      --------------------------------------------------------------------------
      Ameristar Casinos, Inc.    177,200                                   5,197
      Darden Restaurants, Inc.    192,600                                  6,683
      Hilton Hotels Corp.    288,200                                       7,133
                                                                     -----------
                                                                          19,013

      HOUSEHOLD & PERSONAL PRODUCTS  1.0%
      --------------------------------------------------------------------------
      Kimberly-Clark Corp.    113,700                                      7,250

      INSURANCE  9.5%
      --------------------------------------------------------------------------
      AFLAC, Inc.    171,200                                               7,721
    o Allmerica Financial Corp.    172,100                                 6,712
      Chubb Corp.    80,100                                                7,115
      Hartford Financial Services Group, Inc.    89,300                    7,195
      Loews Corp.    87,500                                                7,318
  (8) Metlife, Inc.    160,300                                             7,877
      Nationwide Financial Services, Inc.,   Class A
      187,200                                                              7,409
      Prudential Financial, Inc.    109,900                                7,352
  (5) W.R. Berkley Corp.    211,000                                        7,898
                                                                     -----------
                                                                          66,597

      MATERIALS  5.5%
      --------------------------------------------------------------------------
    o Crown Holdings, Inc.    475,800                                      7,513
      The Dow Chemical Co.    99,900                                       4,790
      Eastman Chemical Co.    132,200                                      7,323
      Martin Marietta Materials, Inc.    103,400                           7,516
      PPG Industries, Inc.    110,200                                      7,166
      Rohm & Haas Co.    103,100                                           4,749
                                                                     -----------
                                                                          39,057

      MEDIA  2.1%
      --------------------------------------------------------------------------
   @o Getty Images, Inc.    94,700                                         7,647
    o Time Warner, Inc.    411,500                                         7,004
                                                                     -----------
                                                                          14,651

      PHARMACEUTICALS & BIOTECHNOLOGY  4.2%
      --------------------------------------------------------------------------
      Applied Biosystems Group -- Applera Corp.    360,200                 7,500
    o Invitrogen Corp.    85,300                                           7,316
      Johnson & Johnson    120,700                                         7,720
      Merck & Co., Inc.    221,900                                         6,892
                                                                     -----------
                                                                          29,428

      RETAILING  5.0%
      --------------------------------------------------------------------------
    @ American Eagle Outfitters, Inc.    215,500                           7,101
      J.C. Penney Co., Inc. Holding Co.    127,400                         7,152
      Michaels Stores, Inc.    142,100                                     5,826
      Nordstrom, Inc.    195,500                                           7,235
    o Payless Shoesource, Inc.    399,100                                  7,751
                                                                     -----------
                                                                          35,065

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.2%
      --------------------------------------------------------------------------
 (10) Intel Corp.    288,300                                               7,824
    o Photronics, Inc.    276,400                                          7,419
                                                                     -----------
                                                                          15,243

      SOFTWARE & SERVICES  10.1%
      --------------------------------------------------------------------------
      Autodesk, Inc.    217,900                                            7,450
    o BEA Systems, Inc.    838,300                                         7,595
    o Compuware Corp.    719,100                                           6,062
    o Earthlink, Inc.    793,100                                           7,558
      Fair Isaac Corp.    194,700                                          7,327
    o Oracle Corp.    522,200                                              7,091
      The Reynolds & Reynolds Co., Class A    254,700                      7,126
 o(6) Sybase, Inc.    370,900                                              7,893
    o Synopsys, Inc.    397,100                                            7,350
      United Online, Inc.    485,800                                       5,592
                                                                     -----------
                                                                          71,044

      TECHNOLOGY HARDWARE & EQUIPMENT  5.3%
      --------------------------------------------------------------------------
    o Apple Computer, Inc.    181,300                                      7,732
    o Emulex Corp.    403,000                                              7,653
    o NCR Corp.    216,800                                                 7,525
      Scientific-Atlanta, Inc.    197,600                                  7,608
    o Xerox Corp.    512,400                                               6,769
                                                                     -----------
                                                                          37,287

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TELECOMMUNICATION SERVICES  2.2%
      --------------------------------------------------------------------------
   @o Commonwealth Telephone Enterprises, Inc.
      173,600                                                              7,430
 o(3) Crown Castle International Corp.    367,900                          8,006
                                                                     -----------
                                                                          15,436

      TRANSPORTATION  2.2%
      --------------------------------------------------------------------------
  (2) CNF, Inc.    158,400                                                 8,172
      CSX Corp.    159,500                                                 7,264
                                                                     -----------
                                                                          15,436

      UTILITIES  2.3%
      --------------------------------------------------------------------------
    o The AES Corp.    392,600                                             6,301
      Duke Energy Corp.    166,800                                         4,927
      PPL Corp.    85,400                                                  5,259
                                                                     -----------
                                                                          16,487

                                                        FACE
      SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ X 1,000)
      SHORT-TERM INVESTMENT  0.5% of net assets

      Bank of America, London Time Deposit
        2.74%, 08/01/05                                    3,435           3,435

      U.S. TREASURY OBLIGATION  0.0% of net assets

      U.S. Treasury Bill
        2.99%, 09/15/05                                      200             199

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $653,427, and the unrealized gains and losses were $57,612 and $(7,050), respectively.

The fund's portfolio holdings include $13,287 of securities on loan.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      2.0% of net assets

      SHORT-TERM INVESTMENT  2.0%

      Securities Lending Investments Fund    13,803,475                   13,803

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 97.6%  COMMON STOCK                                    387,204         451,672
  1.3%  SHORT-TERM
        INVESTMENT                                        5,926           5,926
  0.1%  U.S. TREASURY
        OBLIGATION                                          274             274
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                               393,404         457,872
  3.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               15,135          15,135
(2.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (10,688)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                462,319

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  97.6% of net assets

      AUTOMOBILES & COMPONENTS  0.3%
      --------------------------------------------------------------------------
    @ Ford Motor Co.    120,300                                            1,292

      BANKS  5.2%
      --------------------------------------------------------------------------
      Bank of America Corp.    99,700                                      4,347
      Countrywide Financial Corp.    20,000                                  720
  (4) UnionBanCal Corp.    267,600                                        19,091
                                                                     -----------
                                                                          24,158

      CAPITAL GOODS  9.4%
      --------------------------------------------------------------------------
  (2) The Boeing Co.    337,200                                           22,259
    = Cooper Industries Ltd., Class A    9,000                               581
    = Emerson Electric Co.    88,800                                       5,843
      Goodrich Corp.    25,500                                             1,128
    = Lockheed Martin Corp.    160,000                                     9,984
    = Raytheon Co.    80,000                                               3,146
      Textron, Inc.    4,800                                                 356
                                                                     -----------
                                                                          43,297

      COMMERCIAL SERVICES & SUPPLIES  0.5%
      --------------------------------------------------------------------------
      Equifax, Inc.    70,000                                              2,548

      CONSUMER DURABLES & APPAREL  1.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.    24,900                                       2,249
      Nike, Inc., Class B    32,900                                        2,757
                                                                     -----------
                                                                           5,006

      DIVERSIFIED FINANCIALS  5.9%
      --------------------------------------------------------------------------
    o AmeriCredit Corp.    87,000                                          2,325
  (8) Franklin Resources, Inc.    202,600                                 16,374
      Moody's Corp.    54,800                                              2,592
    = Northern Trust Corp.    17,500                                         889
      Principal Financial Group, Inc.    113,600                           4,993
                                                                     -----------
                                                                          27,173

      ENERGY  7.5%
      --------------------------------------------------------------------------
      Burlington Resources, Inc.    90,500                                 5,802
      ChevronTexaco Corp.    92,000                                        5,337
  (3) Exxon Mobil Corp.    369,600                                        21,714
    o Pride International, Inc.    65,000                                  1,691
                                                                     -----------
                                                                          34,544

      FOOD BEVERAGE & TOBACCO  4.7%
      --------------------------------------------------------------------------
    @ Archer-Daniels-Midland Co.    15,000                                   344
  (7) The Coca-Cola Co.    380,000                                        16,629
      Kellogg Co.    26,700                                                1,210
      UST, Inc.    78,000                                                  3,589
                                                                     -----------
                                                                          21,772

      HEALTH CARE EQUIPMENT & SERVICES  8.0%
      --------------------------------------------------------------------------
    = Aetna, Inc.    61,500                                                4,760
      Becton Dickinson & Co.    122,300                                    6,772
      CIGNA Corp.    39,500                                                4,216
    o Coventry Health Care, Inc.    60,450                                 4,276
    o Pacificare Health Systems, Inc.    51,400                            3,917
      PerkinElmer, Inc.    63,000                                          1,322
    @ UnitedHealth Group, Inc.    216,828                                 11,340
    o WellPoint, Inc.    8,000                                               566
                                                                     -----------
                                                                          37,169

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      HOTELS RESTAURANTS & LEISURE  2.0%
      --------------------------------------------------------------------------
    @ Darden Restaurants, Inc.    15,000                                     521
      Harrah's Entertainment, Inc.    8,181                                  644
      Hilton Hotels Corp.    301,500                                       7,462
    = Yum! Brands, Inc.    14,000                                            733
                                                                     -----------
                                                                           9,360

      HOUSEHOLD & PERSONAL PRODUCTS  0.8%
      --------------------------------------------------------------------------
    = The Gillette Co.    70,000                                           3,757

      INSURANCE  8.4%
      --------------------------------------------------------------------------
    = AFLAC, Inc.    173,900                                               7,843
   =o Allmerica Financial Corp.    14,000                                    546
    = AON Corp.    24,000                                                    610
    @ Chubb Corp.    26,400                                                2,345
    o CNA Financial Corp.    48,500                                        1,455
    = Loews Corp.    21,500                                                1,798
 =(6) Metlife, Inc.    354,000                                            17,396
    = Nationwide Financial Services, Inc., Class A
      10,000                                                                 396
      Prudential Financial, Inc.    43,500                                 2,910
      W.R. Berkley Corp.    92,000                                         3,444
                                                                     -----------
                                                                          38,743

      MATERIALS  5.3%
      --------------------------------------------------------------------------
    = The Dow Chemical Co.    83,600                                       4,009
      Eastman Chemical Co.    172,000                                      9,527
      Monsanto Co.    50,000                                               3,369
      PPG Industries, Inc.    115,600                                      7,517
                                                                     -----------
                                                                          24,422

      MEDIA  2.0%
      --------------------------------------------------------------------------
   =o Time Warner, Inc.    538,250                                         9,161

      PHARMACEUTICALS & BIOTECHNOLOGY  4.9%
      --------------------------------------------------------------------------
   = Applied Biosystems Group -- Applera Corp.    16,500                     344
   @o Invitrogen Corp.    15,000                                           1,287
 =(9) Johnson & Johnson    253,100                                        16,188
    o Kos Pharmaceuticals, Inc.    23,000                                  1,644
      Pfizer, Inc.    115,000                                              3,047
                                                                     -----------
                                                                          22,510

      RETAILING  3.5%
      --------------------------------------------------------------------------
      Circuit City Stores, Inc.    100,000                                 1,825
 (10) J.C. Penney Co., Inc. Holding Co.    255,000                        14,316
                                                                     -----------
                                                                          16,141

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.9%
      --------------------------------------------------------------------------
  (1) Intel Corp.    841,000                                              22,825
      National Semiconductor Corp.    182,500                              4,509
                                                                     -----------
                                                                          27,334

      SOFTWARE & SERVICES  6.2%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc.    30,000                                          889
    = Autodesk, Inc.    169,000                                            5,778
   =o Checkfree Corp.    16,000                                              542
   =o Citrix Systems, Inc.    26,500                                         631
    @ Computer Associates International, Inc.    56,100                    1,540
    o Compuware Corp.    155,000                                           1,307
    = Electronic Data Systems Corp.    80,200                              1,650
   =o Intuit, Inc.    35,000                                               1,680
    o McAfee, Inc.    150,500                                              4,726
    = Microsoft Corp.    50,000                                            1,280
    o Oracle Corp.    213,500                                              2,899
      The Reynolds & Reynolds Co., Class A    65,000                       1,819
    o Sybase, Inc.    62,200                                               1,323
   =o Synopsys, Inc.    152,500                                            2,823
                                                                     -----------
                                                                          28,887

      TECHNOLOGY HARDWARE & EQUIPMENT  5.8%
      --------------------------------------------------------------------------
    o Apple Computer, Inc.    111,800                                      4,768
      International Business Machines Corp.    10,000                        835
      Motorola, Inc.    266,900                                            5,653
    o NCR Corp.    126,000                                                 4,373
   =o Xerox Corp.    844,900                                              11,161
                                                                     -----------
                                                                          26,790

      TELECOMMUNICATION SERVICES  2.7%
      --------------------------------------------------------------------------
    @ Alltel Corp.    6,500                                                  432
      AT&T Corp.    58,020                                                 1,149
      BellSouth Corp.    81,500                                            2,249
    @ SBC Communications, Inc.    112,200                                  2,743
      Verizon Communications, Inc.    177,400                              6,073
                                                                     -----------
                                                                          12,646

      TRANSPORTATION  5.2%
      --------------------------------------------------------------------------
    = CNF, Inc.    113,500                                                 5,856

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
  (5) CSX Corp.    404,000                                                18,398
                                                                     -----------
                                                                          24,254

      UTILITIES  2.3%
      --------------------------------------------------------------------------
    o The AES Corp.    556,900                                             8,938
    = Duke Energy Corp.    9,000                                             266
    = Edison International    36,800                                       1,504
                                                                     -----------
                                                                          10,708

      SHORT-TERM INVESTMENT  1.3% of net assets

      Provident Institutional TempFund
      5,925,970                                                            5,926

                                                       FACE
      SECURITY                                        AMOUNT
       RATE, MATURITY DATE                          ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.1% of net assets

    = U.S. Treasury Bill
        2.99%, 09/15/05                                     275              274

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $393,496, and the unrealized gains and losses were $68,998 and $(4,622), respectively.

The fund's portfolio holdings include $15,073 of securities on loan.

      SECURITY                                      FACE AMOUNT         VALUE
       RATE, MATURITY DATE                          ($ X 1,000)      ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN  3.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  1.8%
      --------------------------------------------------------------------------
      Skandinav Enskilda Bank
         3.38%, 08/17/05                                  8,451            8,451

      SHORT-TERM INVESTMENTS  1.5%
      --------------------------------------------------------------------------
      Societe Generale, Time Deposit
         3.31%, 08/01/05                                    211              211

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market Trust
      6,472,640                                                            6,473
                                                                     -----------
                                                                           6,684

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF          CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE          GAIN
FUTURES CONTRACTS

S&P 500 Index,
e-mini Futures, Long
Expires 09/16/05                                 53         3,278             67

S&P 500 Index,
e-mini Futures, Long
Expires 12/16/05                                 20         1,243             37
                                                                      ----------
                                                                             104

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 = All or a portion of this security is held as collateral for open futures contracts

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK                                    892,730          999,102
  0.4%  SHORT-TERM
        INVESTMENT                                        3,838            3,838
  0.0%  U.S. TREASURY
        OBLIGATION                                          149              149
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                               896,717        1,003,089
  0.6%  OTHER ASSETS AND
        LIABILITIES, NET                                                   6,277
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,009,366

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  99.0% of net assets

      AUTOMOBILES & COMPONENTS  0.8%
      --------------------------------------------------------------------------
      Ford Motor Co.    730,200                                            7,842

      BANKS  12.7%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    247,900                                          6,919
    = Bank of America Corp.    270,400                                    11,789
      Comerica, Inc.    199,500                                           12,189
      Huntington Bancshares, Inc.    188,000                               4,689
      KeyCorp, Inc.    327,500                                            11,214
      National City Corp.    326,400                                      12,047
      Peoples Bank-Bridgeport    202,500                                   6,342
      PNC Financial Services Group, Inc.    213,400                       11,699
      SunTrust Banks, Inc.    158,487                                     11,525
    = U.S. Bancorp    399,300                                             12,003
      UnionBanCal Corp.    114,000                                         8,133
      Wachovia Corp.    240,700                                           12,127
      Wells Fargo & Co.    119,200                                         7,312
                                                                     -----------
                                                                         127,988

      CAPITAL GOODS  11.0%
      --------------------------------------------------------------------------
      3M Co.    148,200                                                   11,115
    = The Boeing Co.    185,000                                           12,212
      Emerson Electric Co.    186,300                                     12,259
      GATX Corp.    220,000                                                8,316
      Goodrich Corp.    268,000                                           11,856
      Harsco Corp.    87,200                                               5,254
      Hubbell, Inc., Class B    38,800                                     1,762
      Lockheed Martin Corp.    195,000                                    12,168
      Masco Corp.    150,000                                               5,086
      Raytheon Co.    292,000                                             11,484
    = Rockwell Automation, Inc.    156,600                                 8,066
      Textron, Inc.    156,000                                            11,571
                                                                     -----------
                                                                         111,149

      COMMERCIAL SERVICES & SUPPLIES  1.9%
      --------------------------------------------------------------------------
      Pitney Bowes, Inc.    150,700                                        6,718
      R.R. Donnelley & Sons Co.    280,000                                10,094
      The ServiceMaster Co.    167,800                                     2,306
                                                                     -----------
                                                                          19,118

      CONSUMER DURABLES & APPAREL  3.7%
      --------------------------------------------------------------------------
      Fortune Brands, Inc.    108,500                                     10,259
      Mattel, Inc.    160,000                                              2,984
      Newell Rubbermaid, Inc.    379,000                                   9,426
      The Stanley Works    143,000                                         6,997
      VF Corp.    132,900                                                  7,846
                                                                     -----------
                                                                          37,512

      DIVERSIFIED FINANCIALS  3.1%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    55,000                                         2,437
      Citigroup, Inc.    100,000                                           4,350
    = JPMorgan Chase & Co.    339,584                                     11,933
      Mellon Financial Corp.    398,900                                   12,150
                                                                     -----------
                                                                          30,870

      ENERGY  5.9%
      --------------------------------------------------------------------------
 (10) ChevronTexaco Corp.    211,600                                      12,275
  (2) ConocoPhillips    213,600                                           13,369
      Exxon Mobil Corp.    205,800                                        12,091
  (3) Marathon Oil Corp.    223,400                                       13,038
      Unocal Corp.    130,000                                              8,430
                                                                     -----------
                                                                          59,203

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      FOOD BEVERAGE & TOBACCO  7.8%
      --------------------------------------------------------------------------
      Altria Group, Inc.    180,300                                       12,073
      The Coca-Cola Co.    278,000                                        12,165
      General Mills, Inc.    225,000                                      10,665
      H.J. Heinz Co.    206,500                                            7,595
  (1) Kellogg Co.    323,900                                              14,676
    = Reynolds American, Inc.    145,000                                  12,080
    = UST, Inc.    200,500                                                 9,227
                                                                     -----------
                                                                          78,481

      HEALTH CARE EQUIPMENT & SERVICES  2.4%
      --------------------------------------------------------------------------
      Becton Dickinson & Co.    179,000                                    9,911
      HCA, Inc.    190,000                                                 9,358
      PerkinElmer, Inc.    250,500                                         5,255
                                                                     -----------
                                                                          24,524

      HOUSEHOLD & PERSONAL PRODUCTS  4.8%
      --------------------------------------------------------------------------
      Clorox Co.    151,500                                                8,461
      Colgate-Palmolive Co.    150,000                                     7,941
      The Gillette Co.    170,000                                          9,124
      Kimberly-Clark Corp.    191,000                                     12,178
      Procter & Gamble Co.    203,200                                     11,304
                                                                     -----------
                                                                          49,008

      INSURANCE  7.6%
      --------------------------------------------------------------------------
      The Allstate Corp.    193,200                                       11,835
      AON Corp.    371,250                                                 9,445
      Chubb Corp.    138,000                                              12,257
      Fidelity National Financial, Inc.    100,000                         3,940
      Jefferson-Pilot Corp.    125,000                                     6,271
      Lincoln National Corp.    249,200                                   12,036
      Mercury General Corp.    82,100                                      4,738
  (5) The St. Paul Travelers Cos., Inc.    293,000                        12,898
      Unitrin, Inc.    60,500                                              3,222
                                                                     -----------
                                                                          76,642

      MATERIALS  7.3%
      --------------------------------------------------------------------------
      The Dow Chemical Co.    252,300                                     12,098
      E.I. du Pont de Nemours & Co.    223,400                             9,535
      Eastman Chemical Co.    188,000                                     10,413
      International Paper Co.    145,000                                   4,582
      MeadWestvaco Corp.    214,000                                        6,253
      PPG Industries, Inc.    145,500                                      9,462
      Rohm & Haas Co.    219,000                                          10,087
      Sonoco Products Co.    60,000                                        1,668
      Weyerhaeuser Co.    147,000                                         10,140
                                                                     -----------
                                                                          74,238

      MEDIA  0.7%
      --------------------------------------------------------------------------
      The McGraw-Hill Cos., Inc.    160,000                                7,362

      PHARMACEUTICALS & BIOTECHNOLOGY  5.2%
      --------------------------------------------------------------------------
      Abbott Laboratories    165,000                                       7,694
      Bristol-Myers Squibb Co.    415,200                                 10,372
      Johnson & Johnson    177,000                                        11,321
      Merck & Co., Inc.    374,700                                        11,638
      Pfizer, Inc.    433,000                                             11,474
                                                                     -----------
                                                                          52,499


      RETAILING  0.5%
      --------------------------------------------------------------------------
      Genuine Parts Co.    111,000                                         5,083

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  1.2%
      --------------------------------------------------------------------------
 =(9) Intel Corp.    454,000                                              12,322

      SOFTWARE & SERVICES  1.2%
      --------------------------------------------------------------------------
      Automatic Data Processing, Inc.    100,000                           4,441
      Electronic Data Systems Corp.    360,000                             7,405
                                                                     -----------
                                                                          11,846

      TECHNOLOGY HARDWARE & EQUIPMENT  2.3%
      --------------------------------------------------------------------------
      Hewlett-Packard Co.    480,000                                      11,818
      Motorola, Inc.    530,000                                           11,225
                                                                     -----------
                                                                          23,043

      TELECOMMUNICATION SERVICES  6.7%
      --------------------------------------------------------------------------
 =(4) Alltel Corp.    194,800                                             12,955
      AT&T Corp.    415,100                                                8,219
  (6) BellSouth Corp.    451,600                                          12,464
      Citizens Communications Co.    465,000                               6,110
      SBC Communications, Inc.    331,500                                  8,105
      Sprint Corp. (FON Group)    295,800                                  7,957
      Verizon Communications, Inc.    337,300                             11,546
                                                                     -----------
                                                                          67,356

      UTILITIES  12.2%
      --------------------------------------------------------------------------
      American Electric Power Co., Inc.    308,000                        11,920
      Centerpoint Energy, Inc.    427,500                                  5,874
      Consolidated Edison, Inc.    160,000                                 7,706

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Constellation Energy Group, Inc.    196,700                         11,843
      Duke Energy Corp.    405,814                                        11,988
      Duquesne Light Holdings, Inc.    145,000                             2,813
  (7) Edison International    304,000                                     12,427
      Entergy Corp.    150,000                                            11,691
      Exelon Corp.    171,400                                              9,173
  (8) FirstEnergy Corp.    249,100                                        12,400
      National Fuel Gas Co.    139,300                                     4,235
      OGE Energy Corp.    149,200                                          4,533
      Pinnacle West Capital Corp.    138,000                               6,320
      TECO Energy, Inc.    100,000                                         1,896
      UGI Corp.    200,000                                                 5,868
      Xcel Energy, Inc.    120,000                                         2,329
                                                                     -----------
                                                                         123,016

                                                       FACE
      SECURITY                                        AMOUNT
       RATE, MATURITY DATE                          ($ X 1,000)
      SHORT TERM INVESTMENT  0.4% of net assets

      Bank of America, London Time Deposit
        2.74%, 08/01/05                                   3,838            3,838

      U.S. TREASURY OBLIGATION  0.0% of net assets

    = U.S. Treasury Bill
        2.99%, 09/15/05                                     150              149

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $896,717, and the unrealized gains and losses were $120,630 and $(14,258), respectively.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF          CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE          GAIN

FUTURES CONTRACTS

S&P 500 Index,
e-mini Futures,
Long Expires
09/16/05                                     42            2,597          53

SCHWAB CAPITAL TRUST
SCHWAB SMALL CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 93.8%  COMMON STOCK                                    142,540         167,573
  3.6%  SHORT-TERM
        INVESTMENTS                                       6,415           6,415
  0.1%  U.S. TREASURY OBLIGATION                            174             174
--------------------------------------------------------------------------------
 97.5%  TOTAL INVESTMENTS                               149,129         174,162
  8.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               15,415          15,415
(6.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (10,859)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                178,718

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  93.8% of net assets

      BANKS  2.5%
      --------------------------------------------------------------------------
      Bancfirst Corp.    11,100                                              947
      Bank of Hawaii Corp.    23,000                                       1,181
      Corus Bankshares, Inc.    14,400                                       904
    o E-Loan, Inc.    176,100                                                548
      Federal Agricultural Mortgage Corp., Class C
      6,100                                                                  155
      First Indiana Corp.    5,300                                           171
      Santander BanCorp    12,900                                            361
      TierOne Corp.    5,700                                                 165
                                                                     -----------
                                                                           4,432

      BUSINESS SERVICES  0.6%
      --------------------------------------------------------------------------
    o SYKES Enterprises, Inc.    109,500                                   1,122

      CAPITAL GOODS  7.2%
      --------------------------------------------------------------------------
    o Alleghany Corp.    7,700                                             2,357
=o(8) ESCO Technologies, Inc.    37,000                                    4,056
      GATX Corp.    51,500                                                 1,947
      Harsco Corp.    3,500                                                  211
    o Quanta Services, Inc.    55,400                                        583
 o(9) Thomas & Betts Corp.    107,300                                      3,623
                                                                     -----------
                                                                          12,777

      COMMERCIAL SERVICES & SUPPLIES  6.5%
      --------------------------------------------------------------------------
    o Administaff, Inc.    101,350                                         2,594
    o Consolidated Graphics, Inc.    34,550                                1,472
    o DiamondCluster International, Inc., Class A
      43,400                                                                 412
    o Education Management Corp.    89,600                                 3,114
      Herman Miller, Inc.    69,200                                        2,209
    o Korn/Ferry International    25,200                                     501
    o Labor Ready, Inc.    16,400                                            389
   @o Portfolio Recovery Associates, Inc.    7,600                           321
      Rollins, Inc.    9,800                                                 205
      Steelcase, Inc., Class A    9,400                                      138
   @o Vertrue, Inc.    6,100                                                 242
                                                                     -----------
                                                                          11,597

      CONSUMER DURABLES & APPAREL  2.4%
      --------------------------------------------------------------------------
      American Greetings Corp., Class A    11,000                            280
    o Cavco Industries, Inc.    36,000                                     1,098
    = K-Swiss, Inc., Class A    69,800                                     2,357
    o Marvel Enterprises, Inc.    27,300                                     529
                                                                     -----------
                                                                           4,264

      DIVERSIFIED FINANCIALS  3.9%
      --------------------------------------------------------------------------
    o eSpeed, Inc., Class A    47,600                                        405
 o(1) Investment Technology Group, Inc.    186,500                         4,778
    o Metris Cos., Inc.    110,900                                         1,647
    o World Acceptance Corp.    8,000                                        217
                                                                     -----------
                                                                           7,047

      ENERGY  5.2%
      --------------------------------------------------------------------------
=o(2) CAL Dive International, Inc.    76,800                               4,548
      Helmerich & Payne, Inc.    33,300                                    1,902

SCHWAB SMALL CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   =o Hydril Co.    42,900                                                 2,753
                                                                     -----------
                                                                           9,203

      FOOD & STAPLES RETAILING  2.8%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    20,300                                               687
   @o Rite Aid Corp.    710,200                                            3,189
      Ruddick Corp.    18,200                                                501
    o Spartan Stores, Inc.    51,700                                         631
                                                                     -----------
                                                                           5,008

      FOOD BEVERAGE & TOBACCO  2.9%
      --------------------------------------------------------------------------
    o Boston Beer Co., Inc., Class A    39,800                               863
 @(3) Vector Group Ltd.    225,900                                         4,385
                                                                     -----------
                                                                           5,248

      HEALTH CARE EQUIPMENT & SERVICES  9.7%
      --------------------------------------------------------------------------
   =o AMERIGROUP Corp.    36,800                                           1,275
    o Centene Corp.    15,600                                                457
    o Genesis HealthCare Corp.    66,984                                   3,012
   =o Haemonetics Corp.    75,200                                          3,176
    o Hologic, Inc.    21,100                                                962
    o Kindred Healthcare, Inc.    19,100                                     702
    o Medcath Corp.    11,000                                                299
    o Per-Se Technologies, Inc.    2,900                                      67
 o(7) Sierra Health Services, Inc.    61,300                               4,134
   @o SurModics, Inc.    32,400                                            1,259
    o Trizetto Group, Inc.    30,900                                         497
      Vital Signs, Inc.    26,900                                          1,216
    o WellChoice, Inc.    2,800                                              185
                                                                     -----------
                                                                          17,241

      HOTELS RESTAURANTS & LEISURE  0.6%
      --------------------------------------------------------------------------
      Ameristar Casinos, Inc.    31,400                                      921
    o Luby's, Inc.    13,000                                                 183
                                                                     -----------
                                                                           1,104

      HOUSEHOLD & PERSONAL PRODUCTS  0.4%
      --------------------------------------------------------------------------
      Nu Skin Enterprises, Inc., Class A    32,000                           756

      INSURANCE  7.4%
      --------------------------------------------------------------------------
      American Financial Group, Inc.    29,800                             1,008
    o American Physicians Capital, Inc.    25,600                          1,020
    o CNA Surety Corp.    22,600                                             328
    = Delphi Financial Group, Inc., Class A    50,050                      2,428
      Landamerica Financial Group, Inc.    11,950                            749
    @ Odyssey Re Holdings Corp.    40,700                                  1,033
      Ohio Casualty Corp.    23,700                                          606
      Safety Insurance Group, Inc.    43,500                               1,574
      Selective Insurance Group, Inc.    5,900                               294
      Stancorp Financial Group, Inc.    3,300                                285
      UICI    8,000                                                          247
      United Fire & Casualty Co.    4,700                                    210
      Zenith National Insurance Corp.    50,000                            3,482
                                                                     -----------
                                                                          13,264

      MATERIALS  5.5%
      --------------------------------------------------------------------------
      Balchem Corp.    32,950                                              1,052
    o Crown Holdings, Inc.    25,000                                         395
 o(6) FMC Corp.    69,000                                                  4,173
      Quanex Corp.    49,900                                               3,044
      Silgan Holdings, Inc.    19,700                                      1,131
                                                                     -----------
                                                                           9,795

      MEDIA  1.2%
      --------------------------------------------------------------------------
      John Wiley & Sons, Class A    47,400                                 2,031
    o Playboy Enterprises, Inc., Class B    11,700                           157
                                                                     -----------
                                                                           2,188

      PHARMACEUTICALS & BIOTECHNOLOGY  2.5%
      --------------------------------------------------------------------------
    o Albany Molecular Research, Inc.    98,000                            1,521
      CNS, Inc.    67,900                                                  1,725
    o Kendle International, Inc.    35,500                                   651
    o Kos Pharmaceuticals, Inc.    2,300                                     165
    o Regeneron Pharmaceuticals, Inc.    32,400                              312
                                                                     -----------
                                                                           4,374

      REAL ESTATE  0.4%
      --------------------------------------------------------------------------
      Capital Automotive Real Estate Investment Trust    3,000               118
      Essex Property Trust, Inc.    1,500                                    138
      Kilroy Realty Corp.    2,000                                           104
      New Century Financial Corp.    3,000                                   157
      Shurgard Storage Centers, Inc., Class A    3,200                       150
                                                                     -----------
                                                                             667

      RETAILING  6.6%
      --------------------------------------------------------------------------
      Books-A-Million, Inc.    29,300                                        300
      The Buckle, Inc.    43,600                                           1,884

SCHWAB SMALL CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)

       The Cato Corp., Class A    73,050                                   1,546
     o Charming Shoppes, Inc.    188,300                                   2,209
     o The Children's Place Retail Stores, Inc.    500                        23
=o(10) Payless Shoesource, Inc.    181,300                                 3,521
     o Rent-Way, Inc.    106,700                                           1,038
     o Shoe Carnival, Inc.    4,700                                          117
     o Trans World Entertainment Corp.    62,700                             658
     o Wilsons The Leather Expert    71,200                                  493
                                                                     -----------
                                                                          11,789

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
       -------------------------------------------------------------------------
     o Agere Systems, Inc.    22,340                                         250
     o DSP Group, Inc.    42,700                                           1,065
     o LSI Logic Corp.    201,400                                          1,966
     o ON Semiconductor Corp.    303,100                                   1,743
     o Photronics, Inc.    66,200                                          1,777
                                                                     -----------
                                                                           6,801

       SOFTWARE & SERVICES  9.5%
       -------------------------------------------------------------------------
     o Advent Software, Inc.    15,700                                       377
     o Ansoft Corp.    2,586                                                  66
    =o Ansys, Inc.    46,800                                               1,702
     o Captiva Software Corp.    27,700                                      448
     o CSG Systems International, Inc.    151,300                          2,822
 =o(5) Earthlink, Inc.    445,600                                          4,246
     o Entrust, Inc.    95,100                                               570
     o Intrado, Inc.    44,600                                               727
     o Parametric Technology Corp.    99,200                                 684
     o Progress Software Corp.    77,891                                   2,422
     o SPSS, Inc.    76,100                                                1,495
       Talx Corp.    4,600                                                   170
       United Online, Inc.    113,400                                      1,305
                                                                     -----------
                                                                          17,034

       TECHNOLOGY HARDWARE & EQUIPMENT  4.3%
       -------------------------------------------------------------------------
     = Agilysys, Inc.    100,000                                           1,934
     o Arris Group, Inc.    42,800                                           473
     o Brooktrout, Inc.    25,900                                            258
     o Coherent, Inc.    38,200                                            1,300
     o Emulex Corp.    69,100                                              1,312
       Imation Corp.    35,300                                             1,530
     o PAR Technology Corp.    12,700                                        432
     o Quantum Corp.    157,300                                              437
                                                                     -----------
                                                                           7,676

       TELECOMMUNICATION SERVICES  3.6%
       -------------------------------------------------------------------------
@=o(4) Commonwealth Telephone Enterprises, Inc.    100,300                 4,293
       CT Communications, Inc.    30,900                                     424
       North Pittsburgh Systems, Inc.    10,700                              224
     o Premiere Global Services, Inc.    79,700                              814
     o Talk America Holdings, Inc.    87,500                                 765
                                                                     -----------
                                                                           6,520

       TRANSPORTATION  3.2%
       -------------------------------------------------------------------------
    =o Alaska Air Group, Inc.    76,500                                    2,676
    @o AMR Corp.    84,600                                                 1,189
    @o Continental Airlines, Inc., Class B    59,400                         939
     o ExpressJet Holdings, Inc.    84,500                                   874
                                                                     -----------
                                                                           5,678

       UTILITIES  1.1%
       -------------------------------------------------------------------------
     o Dynegy, Inc., Class A    39,900                                       222
       National Fuel Gas Co.    58,100                                     1,766
                                                                     -----------
                                                                           1,988

                                                       FACE
      SECURITY                                        AMOUNT
       RATE, MATURITY DATE                          ($ X 1,000)
      SHORT-TERM INVESTMENTS  3.6% of net assets

      Bank of America, London Time Deposit
        2.74%, 08/01/05                                   1,500            1,500
      Citibank NA, Nassau Time Deposit
        2.74%, 08/01/05                                   1,500            1,500
      HSBC Bank, USA Grand Cayman Time Deposit
        2.74%, 08/01/05                                   1,500            1,500
      Wachovia Bank, Grand Cayman Time Deposit
        2.74%, 08/01/05                                   1,500            1,500
      Wells Fargo, Grand Cayman Time Deposit
        2.74%, 08/01/05                                     415              415
                                                                     -----------
                                                                           6,415

SCHWAB SMALL CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       FACE
      SECURITY                                        AMOUNT            VALUE
       RATE, MATURITY DATE                          ($ X 1,000)      ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.1% of net assets

    = U.S. Treasury Bill
        2.99%, 09/15/05                                     175              174

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $149,202, and the unrealized gains and losses were $27,149 and $(2,189), respectively.

The fund's portfolio holdings include $15,138 of securities on loan.


                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.6 % of net assets

      SHORT-TERM INVESTMENT  8.6%
      --------------------------------------------------------------------------
      Securities Lending Investments Fund    15,414,556                   15,415

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER                    UNREALIZED
                                             OF          CONTRACT       GAIN
                                          CONTRACTS        VALUE       (LOSS)
FUTURES CONTRACTS

Russell 2000 Index,
e-mini Futures, Long
Expires 09/16/05                                 58         3,957            (1)

Russell 2000 Index,
Long Expires 09/16/05                            12         4,093            48
                                                                     -----------
                                                                             47

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS  As of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top five long holdings/short positions

 o  Non-income producing security

 @  All or a portion of this security is held as collateral for short sales

                                                    COST/PROCEEDS        VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.0%   COMMON STOCK                                  162,093          182,534
  0.2%   SHORT-TERM INVESTMENTS                            373              373
--------------------------------------------------------------------------------
 99.2%   TOTAL INVESTMENTS                             162,466          182,907
(26.1)%  SHORT SALES                                   (45,090)         (48,088)
 26.9%   OTHER ASSETS AND LIABILITIES                                    49,509
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               184,328

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK  99.0% of net assets

       AUTOMOBILES & COMPONENTS  0.4%
       -------------------------------------------------------------------------
       Ford Motor Co.    74,600                                              801

       BANKS  3.9%
       -------------------------------------------------------------------------
       Bank of Hawaii Corp.    22,600                                      1,160
     @ Comerica, Inc.    30,600                                            1,870
       Countrywide Credit Industries, Inc.    16,700                         601
     @ UnionBanCal Corp.    48,900                                         3,489
                                                                     -----------
                                                                           7,120
       CAPITAL GOODS  4.5%
       -------------------------------------------------------------------------
     o Cooper Industries, Inc.    17,900                                   1,156
       Emerson Electric Co.    2,100                                         138
       ITT Industries, Inc.    500                                            53
     @ Lockheed Martin Corp.    67,800                                     4,231
       Raytheon Co.    13,100                                                515
       Textron, Inc.    10,900                                               808
     @ The Boeing Co.    12,900                                              852
     o Thomas & Betts Corp.    15,000                                        507
                                                                     -----------
                                                                           8,260
       CHEMICAL  2.2%
       -------------------------------------------------------------------------
       Eastman Chemical Co.    73,600                                      4,077

       COMMERCIAL SERVICES & SUPPLIES  0.2%
       -------------------------------------------------------------------------
       Cendant Corp.    16,400                                               350

       CONSUMER DURABLES & APPAREL  3.9%
       -------------------------------------------------------------------------
       American Greetings Corp., Class A    23,600                           600
       Black & Decker Corp.    5,300                                         479
       K-Swiss, Inc., Class A    600                                          20
     o Marvel Enterprises, Inc.    10,600                                    206
       Newell Rubbermaid, Inc.    80,000                                   1,990
       Nike, Inc., Class B    10,400                                         871
       The Stanley Works    45,100                                         2,207
       VF Corp.    13,100                                                    773
                                                                     -----------
                                                                           7,146
       CONSUMER SERVICES  2.2%
       -------------------------------------------------------------------------
       Ameristar Casinos, Inc.    79,434                                   2,330
       Darden Restaurants, Inc.    47,400                                  1,645
                                                                     -----------
                                                                           3,975
       DIVERSIFIED FINANCIALS  3.6%
       -------------------------------------------------------------------------
       American Express Co.    5,600                                         308
    o@ Americredit Co.    86,800                                           2,319
     o Ameritrade Holding Corp.    66,500                                  1,299
       Franklin Resources, Inc.    5,300                                     429
       Jefferies Group, Inc.    2,500                                         64
       Mellon Financial Corp.    70,200                                    2,138
                                                                     -----------
                                                                           6,557
       ENERGY  9.2%
       -------------------------------------------------------------------------
     @ Burlington Resources, Inc.    47,700                                3,058
 o@(1) Cal Dive International, Inc.    110,841                             6,564
       ChevronTexaco Corp.    15,100                                         876
       Devon Energy Corp.    2,600                                           146
  @(5) Exxon Mobil Corp.    85,700                                         5,035
     o Hydril Co.    13,318                                                  854
       Occidental Petroleum Corp.    4,600                                   379
       Valero Energy Corp.    1,600                                          132
                                                                     -----------
                                                                          17,044
       FOOD & STAPLES RETAILING  2.6%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    25,600                                              866
     @ Supervalu, Inc.    62,100                                           2,198
     o Rite Aid Corp.    382,800                                           1,719
                                                                     -----------
                                                                           4,783
       FOOD BEVERAGE & TOBACCO  5.8%
       -------------------------------------------------------------------------
     @ Archer-Daniels-Midland Co.    74,300                                1,704
       Brown-Forman Corp., Class B    4,600                                  269
   (4) Coca-Cola Co.    118,400                                            5,181
       Kellogg Co.    16,300                                                 739
     @ PepsiAmericas, Inc.    87,900                                       2,266
       UST, Inc.    11,800                                                   543
                                                                     -----------
                                                                          10,702
       HEALTH CARE EQUIPMENT & SERVICES  5.1%
       -------------------------------------------------------------------------
     o Aetna, Inc.    12,200                                                 944
     o Amerigroup Corp.    2,000                                              69
       Bausch & Lomb, Inc.    6,200                                          525
       Becton Dickinson & Co.    32,200                                    1,783
     o Cerner Corp.    10,445                                                788
       Dade Behring, Inc.    22,300                                        1,690
     o Haemonetics Corp.    16,300                                           689

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Humana, Inc.    4,600                                                 183
       PerkinElmer, Inc.    26,600                                           558
     o Sierra Health Services, Inc.    8,900                                 600
       United Healthcare Corp.    9,600                                      502
     o Wellchoice, Inc.    2,400                                             159
     o Wellpoint, Inc.    13,400                                             948
                                                                     -----------
                                                                           9,438
       HEALTHCARE / DRUGS & MEDICINE  1.3%
       -------------------------------------------------------------------------
       Cardinal Health, Inc.    5,000                                        298
       McKesson Corp.    48,800                                            2,196
                                                                     -----------
                                                                           2,494
       INSURANCE  10.7%
       -------------------------------------------------------------------------
       AFLAC, Inc.    30,100                                               1,357
     o Allmerica Financial Corp.    7,900                                    308
       Allstate Corp.    5,300                                               325
       American Financial Group, Inc.    9,700                               328
   (3) AON Corp.    204,300                                                5,197
       Cigna Corp.    13,400                                               1,430
     o CNA Financial Corp.    8,500                                          255
       Genworth Financial Inc., Class A    1,500                              47
       Lincoln National Corp.    6,400                                       309
       Loews Corp.    31,000                                               2,593
     o Markel Corp.    570                                                   192
       Mercury General Corp.    5,900                                        340
       Metlife, Inc.    8,700                                                428
       Nationwide Financial Services, Inc.    31,500                       1,247
       Odyssey Re Holdings Corp.    4,800                                    122
     o Ohio Casualty Corp.    3,401                                           87
       Prudential Financial, Inc.    33,000                                2,208
       Reinsurance Group of America, Inc.    2,100                            89
       StanCorp. Financial Group, Inc.    3,200                              276
       W.R. Berkley Corp.    71,175                                        2,664
                                                                     -----------
                                                                          19,802
       MATERIALS  3.2%
       -------------------------------------------------------------------------
     o Crown Holdings, Inc.    22,000                                        347
       Dow Chemical Co.    9,300                                             446
     o FMC  Corp.    8,100                                                   490
     @ Martin Marietta Materials, Inc.    27,900                           2,028
       Monsanto Co.    15,100                                              1,017
       Phelps Dodge Corp.    4,000                                           426
       PPG Industries, Inc.    15,700                                      1,021
       Rohm & Haas Co.    4,700                                              217
                                                                     -----------
                                                                           5,992
       MEDIA  1.9%
       -------------------------------------------------------------------------
     o Getty Images, Inc.    7,100                                           573
       John Wiley & Sons, Inc.    58,900                                   2,524
     o Time Warner, Inc.    28,000                                           477
                                                                     -----------
                                                                           3,574
       NON-DURABLES & ENTERTAINMENT  0.4%
       -------------------------------------------------------------------------
       Hasbro, Inc.    34,800                                                764

       OIL : DOMESTIC  0.2%
       -------------------------------------------------------------------------
     o Pride International, Inc.    13,200                                   344

       PHARMACEUTICALS & BIOTECHNOLOGY  7.8%
       -------------------------------------------------------------------------
       AmerisourceBergenCorp.    68,300                                    4,903
       Applied Biosystems Group    66,700                                  1,389
     o Invitrogen Corp.    4,100                                             351
     @ Johnson & Johnson, Inc.    58,500                                   3,742
    o@ KOS Pharmaceuticals, Inc.    29,500                                 2,109
     @ Merck & Co., Inc.    60,300                                         1,873
                                                                     -----------
                                                                          14,367
       PRODUCER GOODS & MANUFACTURING  1.7%
       -------------------------------------------------------------------------
       Herman Miller, Inc.    79,400                                       2,535
       Precision Castparts Corp.    6,800                                    612
                                                                     -----------
                                                                           3,147
       REAL ESTATE  0.8%
       -------------------------------------------------------------------------
     o CB Richard Ellis    30,900                                          1,423

       RETAILING  7.0%
       -------------------------------------------------------------------------
       American Eagle Outfitters, Inc.    13,000                             428
     o Charming Shoppes, Inc.    72,355                                      849
  @(2) J.C. Penny Co., Inc.    93,900                                      5,272
     @ Michael's Stores, Inc.    59,500                                    2,439
       Nordstrom, Inc.    34,800                                           1,288
    o@ Payless Shoesource, Inc.    135,100                                 2,624
                                                                     -----------
                                                                          12,900
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.2%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B    16,570                                186
     @ Intel Corp.    96,800                                               2,627
     o LSI Logic Corp.    128,500                                          1,254
                                                                     -----------
                                                                           4,067
       SOFTWARE & SERVICES  5.9%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.    3,400                                          101
     o Alliance Data Sysems Corp.    3,000                                   128
     o Ansys, Inc.    7,360                                                  268
       Autodesk, Inc.    16,262                                              556
     o Bea Systems, Inc.    24,000                                           217
     o CheckFree Corp.    19,800                                             670
     o Citrix Systems, Inc.    21,716                                        517
     o Computer Sciences Corp.    9,100                                      417
     o Earthlink, Inc.    327,200                                          3,118
       Electronic Data Systems Corp.    19,400                               399
       Fair, Isaac & Co., Inc.    18,400                                     692
     o McAfee, Inc.    16,800                                                528
     o Oracle Systems Corp.    10,500                                        143
     o Sybase, Inc.    31,500                                                670
    o@ Synopsys, Inc.    119,900                                           2,219
     o United Online, Inc.    21,944                                         253
                                                                     -----------
                                                                          10,896
       TECHNOLOGY HARDWARE & EQUIPMENT  3.1%
       -------------------------------------------------------------------------
     o Apple Computer, Inc.    23,800                                      1,015
     o Comverse Technology, Inc.    23,100                                   584
     o Emulex Corp.    100,100                                             1,901
     o NCR Corp.    19,400                                                   673
       Scientific Atlanta, Inc.    4,600                                     177

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Xerox Corp.    104,600                                              1,382
                                                                     -----------
                                                                           5,732
       TELECOMMUNICATION SERVICES  1.9%
       -------------------------------------------------------------------------
       Alltel Corp.    3,600                                                 239
     @ Commonwealth Telephone Enterprises, Inc.    76,472                  3,273
                                                                     -----------
                                                                           3,512
       TELEPHONE  0.1%
       -------------------------------------------------------------------------
     o Crown Castle International Corp.    9,800                             213

       TRANSPORTATION  3.0%
       -------------------------------------------------------------------------
     o AMR Corp.    19,200                                                   270
       CNF, Inc.    15,600                                                   805
     @ CSX Corp.    80,900                                                 3,684
       Norfolk Southern Corp.    18,400                                      684
                                                                     -----------
                                                                           5,443
       TRAVEL & RECREATION  2.6%
       -------------------------------------------------------------------------
     @ Hilton Hotels Corp.    191,400                                      4,737

       UTILITIES  1.6%
       -------------------------------------------------------------------------
     o AES Corp.    30,000                                                   482
       Constellation Energy Group, Inc.    8,700                             524
       Duke Energy Corp.    51,300                                         1,515
       FirstEnergy Corp.    7,100                                            353
                                                                     -----------
                                                                           2,874
       SHORT-TERM INVESTMENTS  0.2% of net assets

       OTHER INVESTMENT COMPANIES  0.2%
       -------------------------------------------------------------------------
       Provident Institutional Funds -- TempFund   373,364                   373
       -------------------------------------------------------------------------

END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       SHORT SALES  26.1% of net assets

       AUTOMOBILE PRODUCTS / MOTOR VEHICLES  0.1%
       -------------------------------------------------------------------------
       Winnebago Industries, Inc.    6,200                                   239

       AUTOMOBILES & COMPONENTS  1.5%
       -------------------------------------------------------------------------
       American Axle & Manufacturing Holdings, Inc.    5,200                 143
       Thor Industries, Inc.    73,200                                     2,621
                                                                     -----------
                                                                           2,764
       BANKS  0.1%
       -------------------------------------------------------------------------
       Accredited Home Lenders Holding Co.    2,800                          133

       CAPITAL GOODS  2.2%
       -------------------------------------------------------------------------
       Fastenal Co.    16,200                                              1,063
       Simpson Manufacturing Co., Inc.    7,100                              272
   (4) Trinity Industries, Inc.    75,500                                  2,797
                                                                     -----------
                                                                           4,133
       CONSUMER DURABLES & APPAREL  0.5%
       -------------------------------------------------------------------------
       Ethan Allen Interiors, Inc.    24,200                                 799
       WCI Communities, Inc.    3,300                                        112
                                                                     -----------
                                                                             911
       CONSUMER SERVICES  2.0%
       -------------------------------------------------------------------------
       Life Time Fitness, Inc.    18,100                                     608
       WMS Industries, Inc.    1,200                                          39
   (1) Wynn Resorts Ltd.    55,200                                         3,108
                                                                     -----------
                                                                           3,755
       DRUGS  1.5%
       -------------------------------------------------------------------------
       IMClone Systems, Inc.    79,500                                     2,759

       ENERGY  3.9%
       -------------------------------------------------------------------------
       Encore Acquisition Co.    46,050                                    1,452
   (2) Quicksilver Resources, Inc.    72,700                               3,080
   (5) Whiting Petroleum Corp.    66,100                                   2,641
                                                                     -----------
                                                                           7,173
       ENERGY : RAW MATERIALS  1.2%
       -------------------------------------------------------------------------
       FMC Technologies, Inc.    61,900                                    2,244

       FOOD & STAPLES RETAILING  1.5%
       -------------------------------------------------------------------------
   (3) United Natural Foods, Inc.    83,922                                2,830

       FOOD BEVERAGE & TOBACCO  1.0%
       -------------------------------------------------------------------------
       Universal Corp.    37,200                                           1,774

       HEALTH CARE EQUIPMENT & SERVICES  0.1%
       -------------------------------------------------------------------------
       Invacare Corp.    3,100                                               131

       MATERIALS  0.4%
       -------------------------------------------------------------------------
       Airgas, Inc.    12,700                                                375
       GrafTech International Ltd.    63,000                                 327
                                                                     -----------
                                                                             702
       MEDIA  0.4%
       -------------------------------------------------------------------------
       Sirius Satellite Radio, Inc.    96,000                                655

       MISCELLANEOUS FINANCE  0.4%
       -------------------------------------------------------------------------
       Flagstar Bancorp, Inc.    42,200                                      778

       PHARMACEUTICALS & BIOTECHNOLOGY  3.9%
       -------------------------------------------------------------------------
       Amylin Pharmaceuticals, Inc.    32,100                                599
       Human Genome Sciences, Inc.    8,800                                  129
       Impax Laboratories, Inc.    24,800                                    394
       Martek Biosciences Corp.    53,284                                  2,323
       MGI Pharmaceuticals, Inc.    5,621                                    153
       Neurocrine Biosciences, Inc.    2,963                                 147
       Par Pharmaceutical Cos., Inc.    80,400                             1,883
       Perrigo Co.    112,300                                              1,561
                                                                     -----------
                                                                           7,189

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       RETAIL  0.9%
       -------------------------------------------------------------------------
       Pier 1 Imports, Inc.    7,800                                         111
       Wal-Mart Stores, Inc.    32,900                                     1,624
                                                                     -----------
                                                                           1,735
       RETAILING  2.7%
       -------------------------------------------------------------------------
       Cabela, Inc.    55,200                                              1,217
       Dick's Sporting Goods, Inc.    26,600                               1,057
       Family Dollar Stores, Inc.    8,400                                   217
       Officemax, Inc.    5,100                                              151
       Sears Holdings Corp.    4,200                                         648
       Tractor Supply Co.    29,494                                        1,658
                                                                     -----------
                                                                           4,947
       SOFTWARE & SERVICES  0.3%
       -------------------------------------------------------------------------
       Henry Jack and Associates, Inc.    24,700                             476

       TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
       -------------------------------------------------------------------------
       UTStarcom, Inc.    23,545                                             208

       UTILITIES  1.4%
       -------------------------------------------------------------------------
       New Jersey Resources Corp.    54,000                                2,552
       -------------------------------------------------------------------------

END OF SHORT SALE POSITIONS.

At 07/31/05, the tax basis cost of the fund's investments was $162,658, and the unrealized gains and losses were $22,046 and ($1,797), respectively.

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  97.2% COMMON STOCK                                     19,732          23,340
   1.6% SHORT-TERM INVESTMENT                               377             377
--------------------------------------------------------------------------------
  98.8% TOTAL INVESTMENTS                                20,109          23,717
   2.4% COLLATERAL INVESTED FOR SECURITIES ON LOAN          568             568
 (1.2)% OTHER ASSETS AND LIABILITIES, NET                                  (290)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                 23,995

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  97.2% of net assets

      BANKS  30.7%
      --------------------------------------------------------------------------
      Bancfirst Corp.    2,500                                               213
      Bank of America Corp.    3,160                                         138
  (1) Bank of Hawaii Corp.    25,800                                       1,325
  (8) City National Corp.    15,100                                        1,103
  (9) Comerica, Inc.    18,000                                             1,100
      Countrywide Financial Corp.    27,698                                  997
      First Indiana Corp.    1,000                                            32
      KeyCorp, Inc.    29,900                                              1,024
  (7) UnionBanCal Corp.    15,700                                          1,120
      Wachovia Corp.    6,500                                                328
                                                                     -----------
                                                                           7,380

      DIVERSIFIED FINANCIALS  36.2%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.    10,000                                           443
      American Express Co.    19,000                                       1,045
    o AmeriCredit Corp.    12,500                                            334
    @ Capital One Financial Corp.    4,400                                   363
    o E*TRADE Financial Corp.    2,800                                        43
    o eSpeed, Inc., Class A    10,300                                         87
  (5) Franklin Resources, Inc.    15,100                                   1,220
    o Investment Technology Group, Inc.    12,400                            318
      Mellon Financial Corp.    32,900                                     1,002
      Merrill Lynch & Co., Inc.    14,300                                    841
    o Metris Cos., Inc.    4,600                                              68
      Moody's Corp.    4,600                                                 218
  (2) Northern Trust Corp.    25,100                                       1,275
      Nuveen Investments, Inc., Class A    5,600                             213
 (10) Principal Financial Group, Inc.    24,200                            1,064
      State Street Corp.    3,200                                            159
                                                                     -----------
                                                                           8,693

      INSURANCE  28.2%
      --------------------------------------------------------------------------
  (3) AFLAC, Inc.    28,200                                                1,272
    o American Physicians Capital, Inc.    5,500                             219
    @ AON Corp.    6,000                                                     153
      Chubb Corp.    9,200                                                   817
    o CNA Financial Corp.    7,300                                           219
      Delphi Financial Group, Inc., Class A    3,900                         189
      Loews Corp.    1,800                                                   151
  (6) Metlife, Inc.    24,100                                              1,184
      Nationwide Financial Services, Inc., Class A    9,900                  392
    @ Odyssey Re Holdings Corp.    2,900                                      74
  (4) Prudential Financial, Inc.    18,700                                 1,251
      Reinsurance Group of America, Inc.    8,500                            358
      W.R. Berkley Corp.    12,750                                           477
                                                                     -----------
                                                                           6,756

      REAL ESTATE  2.1%
      --------------------------------------------------------------------------
    o CB Richard Ellis Group, Inc., Class A    4,400                         203
    o Trammell Crow Co.    12,200                                            308
                                                                     -----------
                                                                             511

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS continued

                                                           FACE
      SECURITY                                            AMOUNT        VALUE
        RATE, MATURITY DATE                             ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENT  1.6% of net assets
      Bank of America, London Time Deposit
         2.74%, 08/01/05                                        377          377

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $20,114, and the unrealized gains and losses were $3,638 and $(35), respectively.

The fund's portfolio holdings include $557 of securities on loan.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
2.4% of net assets

SHORT-TERM INVESTMENT  2.4%
--------------------------------------------------------------------------------
Securities Lending Investments Fund    567,879                               568

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  98.6% COMMON STOCK                                       241,053      277,040
   1.6% SHORT-TERM INVESTMENTS                               4,520        4,520
   0.1% U.S. TREASURY OBLIGATION                               339          339
   0.0% RIGHTS                                                  --           --
--------------------------------------------------------------------------------
 100.3% TOTAL INVESTMENTS                                  245,912      281,899
   3.9% COLLATERAL INVESTED FOR SECURITIES ON LOAN          10,865       10,865
 (4.2)% OTHER ASSETS AND LIABILITIES, NET                               (11,638)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                281,126

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  98.6% of net assets

      HEALTH CARE EQUIPMENT & SERVICES  72.7%
      --------------------------------------------------------------------------
  (1) Aetna, Inc.    128,800                                               9,969
    o AMERIGROUP Corp.    85,100                                           2,949
 (10) AmerisourceBergen Corp.    132,000                                   9,476
      Bausch & Lomb, Inc.    78,300                                        6,628
  (6) Baxter International, Inc.    246,000                                9,660
 =(8) Becton Dickinson & Co.    173,100                                    9,585
      Cardinal Health, Inc.    90,000                                      5,362
 o(4) Caremark Rx, Inc.    218,500                                         9,741
    o Centene Corp.    70,000                                              2,051
 @  o Cerner Corp.    92,000                                               6,939
  (5) CIGNA Corp.    90,500                                                9,661
    o Coventry Health Care, Inc.    55,900                                 3,954
      Dade Behring Holdings, Inc.    75,000                                5,685
    o DaVita, Inc.    27,025                                               1,277
    o Express Scripts, Inc.    138,000                                     7,217
    o Genesis HealthCare Corp.    104,900                                  4,717
    o Haemonetics Corp.    112,300                                         4,743
  = o Humana, Inc.    171,600                                              6,838
      IMS Health, Inc.    90,100                                           2,453
  @ o Kindred Healthcare, Inc.    55,000                                   2,021
    o Laboratory Corp. of America Holdings    55,600                       2,817
    o Lincare Holdings, Inc.    192,300                                    7,757
  (7) McKesson Corp.    213,200                                            9,594
  = o Medco Health Solutions, Inc.    122,300                              5,924
    o Pacificare Health Systems, Inc.    116,700                           8,893
      PerkinElmer, Inc.    200,000                                         4,196
    o Sierra Health Services, Inc.    98,900                               6,670
  @ o SurModics, Inc.    40,000                                            1,554
    o Tenet Healthcare Corp.    270,000                                    3,278
    o Thermo Electron Corp.    148,600                                     4,437
  = o Trizetto Group, Inc.    75,000                                       1,207
 =(3) UnitedHealth Group, Inc.    187,400                                  9,801
      Vital Signs, Inc.    10,800                                            488
    o WellChoice, Inc.    106,000                                          6,996
 o(2) WellPoint, Inc.    139,300                                           9,854
                                                                       ---------
                                                                         204,392

      PHARMACEUTICALS & BIOTECHNOLOGY  25.9%
      --------------------------------------------------------------------------
      Abbott Laboratories    40,000                                        1,865
    o Albany Molecular Research, Inc.    60,000                              931
      Applied Biosystems Group -- Applera Corp.    254,800                 5,305
      Bristol-Myers Squibb Co.    91,900                                   2,296
    o Celera Genomics Group -- Applera Corp.    70,000                       864
      CNS, Inc.    57,717                                                  1,466
    o Gene Logic, Inc.    75,000                                             369
    o Genentech, Inc.    105,000                                           9,380
  @ o InterMune, Inc.    55,000                                              832
    o Invitrogen Corp.    105,200                                          9,023
  (9) Johnson & Johnson    148,200                                         9,479
  = o Kos Pharmaceuticals, Inc.    123,500                                 8,830
    = Merck & Co., Inc.    289,000                                         8,976
      Pfizer, Inc.    356,600                                              9,450
    o Techne Corp.    73,000                                               3,582
                                                                       ---------
                                                                          72,648

      RIGHTS  0.0% of net assets

      PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
      --------------------------------------------------------------------------
    o OSI Pharmaceuticals, Inc.
      Expires 06/30/08     458                                                --

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS continued


      SECURITY                                          FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENTS  1.6% of net assets
      Brown Brothers Harriman, Grand Cayman Time
      Deposit
         2.74%, 08/01/05                                      20             20
      Citibank NA, Nassau Time Deposit
         2.74%, 08/01/05                                   1,500          1,500
      HSBC Bank, USA Grand Cayman Time Deposit
         2.74%, 08/01/05                                   1,500          1,500
      Wells Fargo, Grand Cayman Time Deposit
         2.74%, 08/01/05                                   1,500          1,500
                                                                       --------
                                                                          4,520

      U.S. TREASURY OBLIGATION  0.1% of net assets
   =  U.S. Treasury Bill
                2.99%, 09/15/05                             340             339

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $246,048, and the unrealized gains and losses were $39,019 and $(3,168), respectively.

The fund's portfolio holdings include $10,628 of securities on loan.

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      3.9% of net assets

      SHORT-TERM INVESTMENT  3.9%

      Securities Lending Investments Fund    10,864,667                  10,865

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                              OF         CONTRACT     UNREALIZED
                                          CONTRACTS        VALUE         GAIN
FUTURES CONTRACTS

S&P 500 Index, e-mini
Futures, Long Expires
09/16/05                                     28            1,732          35

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                            COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
  99.6% COMMON STOCK                                       41,856        49,525
   0.6% SHORT-TERM INVESTMENT                                 295           295
--------------------------------------------------------------------------------
 100.2% TOTAL INVESTMENTS                                  42,151        49,820
   0.1% COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                     67            67
 (0.3)% OTHER ASSETS AND LIABILITIES, NET                                  (153)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                 49,734

      SECURITY AND NUMBER OF SHARES                                      VALUE
                                                                     ($ X 1,000)
      COMMON STOCK  99.6% of net assets

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  21.4%

    o Agere Systems, Inc.    32,630                                          365
 o(6) Applied Materials, Inc.    125,400                                   2,315
    o Broadcom Corp., Class A    3,100                                       133
    o DSP Group, Inc.    18,500                                              461
  (3) Intel Corp.    131,160                                               3,560
      Linear Technology Corp.    26,200                                    1,018
    o LSI Logic Corp.    81,200                                              792
    o Micrel, Inc.    15,600                                                 189
      National Semiconductor Corp.    36,600                                 904
    o ON Semiconductor Corp.    90,100                                       518
    o Photronics, Inc.    14,600                                             392
                                                                       ---------
                                                                          10,647

      SOFTWARE & SERVICES  39.4%

      Adobe Systems, Inc.    44,400                                        1,316
    o Alliance Data Systems Corp.    5,700                                   243
    o Ansys, Inc.    20,000                                                  727
      Autodesk, Inc.    41,600                                             1,422
    o BEA Systems, Inc.    4,600                                              42
    o Cadence Design Systems, Inc.    35,800                                 576
    o Checkfree Corp.    33,100                                            1,121
    o Citrix Systems, Inc.    39,800                                         948
    o Computer Sciences Corp.    15,600                                      714
    o CSG Systems International, Inc.    15,000                              280
    o Earthlink, Inc.    113,100                                           1,078
      Electronic Data Systems Corp.    45,900                                944
    o Intuit, Inc.    14,600                                                 701
    o McAfee, Inc.    19,100                                                 600
 o(4) Oracle Corp.    228,848                                              3,108
    o Parametric Technology Corp.    95,900                                  662
 o(8) Progress Software Corp.    52,800                                    1,641
      The Reynolds & Reynolds Co., Class A    32,800                         918
    o Sybase, Inc.    48,900                                               1,040
    o Synopsys, Inc.    33,000                                               611
      United Online, Inc.    79,000                                          909
                                                                       ---------
                                                                          19,601

      TECHNOLOGY HARDWARE & EQUIPMENT  38.8%

    o Apple Computer, Inc.    28,200                                       1,203
    o Arrow Electronics, Inc.    7,400                                       222
    o CIENA Corp.    50,200                                                  113
 o(10)Cisco Systems, Inc.    76,860                                        1,472
    o Coherent, Inc.    5,300                                                180
  @ o Emulex Corp.    12,600                                                 239
  (2) Hewlett-Packard Co.    154,500                                       3,804
    o Hutchinson Technology, Inc.    7,800                                   260
      Imation Corp.    10,200                                                442
  (7) International Business Machines Corp.    20,000                      1,669
  (1) Motorola, Inc.    182,500                                            3,865
 o(9) NCR Corp.    46,200                                                  1,604
    o Quantum Corp.    1,800                                                   5
      Scientific-Atlanta, Inc.    32,800                                   1,263
    o Tellabs, Inc.    17,200                                                167
 o(5) Xerox Corp.    209,600                                               2,769
                                                                       ---------
                                                                          19,277

SCHWAB TECHNOLOGY FUND
PORTFOLIO HOLDINGS continued

      SECURITY
       RATE, MATURITY DATE                                  FACE
                                                           AMOUNT       VALUE
                                                        ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENT  0.6% of net assets
      HSBC Bank, USA Grand
      Cayman Time Deposit
       2.74%, 08/01/05                                      295              295

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $42,225, and the unrealized gains and losses were $8,908 and $(1,313), respectively.

The fund's portfolio holdings include $64,980 of securities on loan.

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      0.1% of net assets
      SHORT-TERM INVESTMENT  0.1%

      Securities Lending Investments Fund    66,690                       67

      END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS  As of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 96.0%  COMMON STOCK                                   133,276          156,365
  2.1%  FOREIGN COMMON STOCK                             2,737            3,439
  2.6%  OTHER INVESTMENTS                                4,278            4,278
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                              140,291          164,082
(0.7)%  OTHER ASSETS AND
        LIABILITIES                                                      (1,143)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                162,939

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK  96.0% of net assets

       BANKS  4.3%
       -------------------------------------------------------------------------
       Bank of America Corp.    31,100                                     1,356
       North Fork Bancorp, Inc.    29,100                                    797
       Peoples Bank    8,205                                                 257
       Peoples Heritage Financial Group, Inc.    10,721                      319
       Sovereign Bancorp, Inc.    82,000                                   1,967
       Washington Mutual, Inc.    43,200                                   1,835
       Zions Bancorp.    5,900                                               422
                                                                     -----------
                                                                           6,953
       BUSINESS MACHINES & SOFTWARE  1.1%
       -------------------------------------------------------------------------
       Hewlett Packard Co.    45,000                                       1,108
     o Lexmark International, Inc., Class A    9,640                         604
                                                                     -----------
                                                                           1,712
       BUSINESS SERVICES  0.5%
       -------------------------------------------------------------------------
     o Symantec Corp.    38,000                                              835

       CAPITAL GOODS  4.4%
       -------------------------------------------------------------------------
       3M Co.    10,200                                                      765
     o Alliant Techsystems, Inc.    10,300                                   752
       Dover Corp.    19,200                                                 792
     o EMCOR Group, Inc.    10,655                                           549
       General Electric Co.    46,400                                      1,601
       Grainger, Inc.    10,300                                              642
       SPX Corp.    8,400                                                    410
       Tyco International Ltd.    31,700                                     966
       York International Corp.    15,400                                    658
                                                                     -----------
       CHEMICAL 0.9%
       -------------------------------------------------------------------------
       Dow Chemical Co.    31,100                                          1,491

       COMMERCIAL SERVICES & SUPPLIES  2.2%
       -------------------------------------------------------------------------
     o Apollo Group Inc., Class A    11,600                                  872
   (9) Cendant Corp.    111,700                                            2,386
     o FTI Consulting, Inc.    15,740                                        379
                                                                     -----------
                                                                           3,637
       CONSUMER DURABLES & APPAREL  1.8%
       -------------------------------------------------------------------------
       American Greetings Corp., Class A    42,500                         1,081
       Jones Apparel Group, Inc.    21,165                                   647
       Leggett & Platt, Inc.    16,650                                       421
       Nike, Inc., Class B    9,400                                          788
                                                                     -----------
                                                                           2,937

       CONSUMER SERVICES  5.0%
       -------------------------------------------------------------------------
       Carnival Corp.    19,000                                              996
       Darden Restaurants, Inc.    15,150                                    526
       Hilton Hotels Corp.    44,500                                       1,101
   (8) McDonald's Corp.    77,000                                          2,400
       Starwood Hotel & Resorts Worldwide, Inc.    15,700                    994
       Yum! Brands, Inc.    40,000                                         2,094
                                                                     -----------
                                                                           8,111
       DIVERSIFIED FINANCIALS  8.2%
       -------------------------------------------------------------------------
       American Express Co.    15,000                                        825
       Bank of New York Co., Inc.    52,200                                1,607
       Capital One Financial Corp.    15,400                               1,271
       Citigroup, Inc.    32,300                                           1,405
     o E*TRADE Group, Inc.    54,700                                         848
       JP Morgan Chase & Co.    52,000                                     1,827
       Mellon Financial Corp.    16,000                                      487
     o Piper Jaffray Cos., Inc.    8,400                                     289
       The Chicago Mercantile Exchange    6,260                            1,885
       The Goldman Sachs Group, Inc.    18,850                             2,026
       UBS AG    10,100                                                      828
                                                                     -----------
                                                                          13,298
       ELECTRONICS  2.1%
       -------------------------------------------------------------------------
     o Avid Technology, Inc.    15,100                                       621
     o LAM Research Corp.    2,850                                            81
       Linear Technology Corp.    21,500                                     836
     o LSI Logic Corp.    65,800                                             642
       Tektronix, Inc.    22,120                                             554
       Xilinx, Inc.    21,500                                                610
                                                                     -----------
                                                                           3,344
       ENERGY  3.8%
       -------------------------------------------------------------------------
       ChevronTexaco Corp.    18,775                                       1,089
     o Cooper Cameron Corp.    7,300                                         518
       ENSCO International, Inc.    8,500                                    343
   (4) Exxon Mobil Corp.    42,400                                         2,491
     * Petroleo Brasileiro SA    19,332                                    1,016

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Transocean, Inc.    14,200                                            802
                                                                     -----------
                                                                           6,259

       FOOD & STAPLES RETAILING  0.8%
       -------------------------------------------------------------------------
       Costco Cos., Inc.    30,000                                         1,379

       FOOD BEVERAGE & TOBACCO  2.7%
       -------------------------------------------------------------------------
   (2) Coca-Cola Co.    58,500                                             2,560
     o Cott Corp.    10,550                                                  245
       The Pepsi Bottling Group, Inc.    55,000                            1,604
                                                                     -----------
                                                                           4,409

       HEALTH CARE EQUIPMENT & SERVICES  10.3%
       -------------------------------------------------------------------------
       Baxter International, Inc.    50,000                                1,963
       Beckman Coulter, Inc.    9,000                                        489
     o Boston Scientific Corp.    60,400                                   1,749
     o Caremark Rx, Inc.    26,250                                         1,170
       Cigna Corp.    11,600                                               1,238
     o Eclipsys Corp.    46,000                                              781
     o Edwards Lifesciences Corp.    16,000                                  734
     o Fisher Scientific International, Inc.    12,000                       805
       Health Management Associates, Inc., Class
         A    39,900                                                         950
     o Health Net, Inc.    525                                                20
       Hillenbrand Industries, Inc.    11,100                                571
     o St. Jude Medical, Inc.    26,000                                    1,233
     o Tenet Healthcare Corp.    57,700                                      700
     o Thermo Electron Corp.    23,200                                       693
       United Healthcare Corp.    27,200                                   1,422
     o Varian, Inc.    21,750                                                815
     o Wellpoint, Inc.    19,800                                           1,401
                                                                     -----------
                                                                          16,734

       HEALTHCARE / DRUGS & MEDICINE  0.9%
       -------------------------------------------------------------------------
       Valeant Pharmaceuticals International     30,150                      595
     o Zimmer Holdings, Inc.    10,400                                       856
                                                                     -----------
                                                                           1,451

       HOUSEHOLD & PERSONAL PRODUCTS  0.7%
       -------------------------------------------------------------------------
       Colgate-Palmolive Co.    22,900                                     1,212

       HOUSEHOLD PRODUCTS  0.5%
       -------------------------------------------------------------------------
       Procter & Gamble Co.    14,300                                        795

       INSURANCE  3.4%
       -------------------------------------------------------------------------
       Arthur J. Gallagher & Co.    15,050                                   420
       Assurant, Inc.    25,140                                              929
       Marsh & McLennan Cos., Inc.    39,200                               1,135
       MBIA, Inc.    18,999                                                1,154
       Old Republic International Corp.    21,300                            559
       St. Paul Cos., Inc.    31,800                                       1,400
                                                                     -----------
                                                                           5,597

       MATERIALS  0.7%
       -------------------------------------------------------------------------
       Monsanto Co.    16,700                                              1,125

       MEDIA  8.9%
       -------------------------------------------------------------------------
     o Cablevision Systems New York Group,
         Class A    60,000                                                 1,858
 o(10) Comcast Corp., Class A    77,350                                    2,320
     o Cox Radio, Inc.    13,000                                             205
     o Directv Group, Inc.    99,111                                       1,526
     o Discovery Holding Co., Class A    18,300                              261
     o Entercom Communications Corp.    6,450                                205
     o Liberty Global. Inc., Class A    11,000                               522
     o Liberty Media Corp., Class A    183,000                             1,609
     o Sirius Satellite Radio, Inc.    41,740                                285
       The Walt Disney Co.    28,500                                         731
  o(1) Time Warner, Inc.    179,800                                        3,060
     o Univision Communications, Inc.    7,700                               218
       Westwood One, Inc.    16,350                                          333
     o XM Satellite Radio Holdings, Inc.    37,755                         1,345
                                                                     -----------
                                                                          14,478

       MISCELLANEOUS FINANCE  0.9%
       -------------------------------------------------------------------------
       Morgan Stanley    26,000                                            1,379

       NON-DURABLES & ENTERTAINMENT  0.4%
       -------------------------------------------------------------------------
     o Electronic Arts, Inc.    12,600                                       726

       PHARMACEUTICALS & BIOTECHNOLOGY  3.2%
       -------------------------------------------------------------------------
     o Barr Pharmaceuticals, Inc.    4,400                                   209
     o Charles River Laboratories, Inc.    10,700                            521
     * GlaxoSmithKline PLC    15,900                                         755
       Par Pharmaceutical Cos., Inc.    13,700                               321
       Pfizer, Inc.    71,100                                              1,884
     * Roche Holdings Ltd.    6,400                                          436
     * Teva Pharmaceutical Industries Ltd.    35,200                       1,105
                                                                     -----------
                                                                           5,231

       PRODUCER GOODS & MANUFACTURING  0.7%
       -------------------------------------------------------------------------
       Parker Hannifin Corp.    13,200                                       867
       Pentair, Inc.    7,235                                                291
                                                                     -----------
                                                                           1,158

       RETAILING  7.3%
       -------------------------------------------------------------------------
     o Ann Taylor Stores Corp.    26,000                                     670
       Federated Department Stores, Inc.    10,100                           766
     o Linens 'n Things, Inc.    39,291                                    1,031
       May Department Stores, Co.    23,950                                  983
       Officemax, Inc.    22,380                                             665
       Talbots, Inc.    17,330                                               592
   (5) Target Corp.    41,650                                              2,447
       The Gap, Inc.    86,000                                             1,816
       The TJX Max Cos., Inc.    18,000                                      423
   (3) Tiffany & Co.    75,100                                             2,556
                                                                     -----------
                                                                          11,949

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  5.5%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B    46,695                                523
     o Applied Materials, Inc.    53,600                                     989
     o Cypress Semiconductor Corp.    55,600                                 798
     o Freescale Semiconductor, Inc. Class B    23,400                       603
       Intersil Holding Corp., Class A    23,200                             449

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Microchip Technology, Inc.    25,700                                  799
   (7) National Semiconductor Corp.    97,525                              2,410
     o Novellus Systems, Inc.    31,300                                      903
     o Teradyne, Inc.    63,350                                              984
       Texas Instruments, Inc.    13,700                                     435
                                                                     -----------
                                                                           8,893

       SOFTWARE & SERVICES  3.7%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.    32,600                                         966
     o Bearingpoint, Inc.    39,500                                          324
     o Google, Inc.    5,000                                               1,439
     o Mercury Interactive Corp.    19,300                                   760
       Microsoft Corp.    45,600                                           1,168
     o Oracle Systems Corp.    53,500                                        727
       Reynolds & Reynolds Co., Class A    12,905                            361
     o Unisys Corp.    49,000                                                317
                                                                     -----------
                                                                           6,062

       TECHNOLOGY HARDWARE & EQUIPMENT  6.1%
       -------------------------------------------------------------------------
     o Andrew Corp.    48,200                                                530
     o Anixter International, Inc.    9,800                                  407
     o Arrow Electronics, Inc.    17,850                                     536
     o Celestica, Inc.    56,185                                             654
     o Cisco Systems, Inc.    62,600                                       1,199
     o Corning, Inc.    49,800                                               949
       Diebold, Inc.    7,940                                                394
     o EMC Corp.    63,900                                                   875
     o Juniper Networks, Inc.    37,800                                      907
   (6) Motorola, Inc.    115,000                                           2,436
     o Vishay Intertechnology, Inc.    71,900                              1,008
                                                                     -----------
                                                                           9,895

       TELECOMMUNICATION SERVICES  3.1%
       -------------------------------------------------------------------------
       Alltel Corp.    22,000                                              1,463
     o Crown Castle International Corp.    42,800                            931
     o Leap Wireless International, Inc.    18,100                           562
     o NII Holdings, Inc.    27,800                                        2,070
                                                                     -----------
                                                                           5,026

       TRANSPORTATION  1.5%
       -------------------------------------------------------------------------
       Southwest Airlines, Inc.    84,232                                  1,195
       Union Pacific Corp.    18,700                                       1,315
                                                                     -----------
                                                                           2,510

       UTILITIES : ELECTRIC & GAS  0.4%
       -------------------------------------------------------------------------
       Constellation Energy Group, Inc.    10,700                            644

       FOREIGN COMMON STOCK  2.1% of net assets

       FRANCE  0.7%
       -------------------------------------------------------------------------
       Sanofi-Aventis    12,700                                            1,099

       SOUTH KOREA  0.6%
       -------------------------------------------------------------------------
       Samsung Electronics Co. Ltd. Preferred    1,800                       990

       UNITED KINGDOM  0.8%
       -------------------------------------------------------------------------
       Lloyds TSB Group PLC    159,400                                     1,350

       OTHER INVESTMENTS  2.6% of net assets

       OTHER INVESTMENT COMPANIES  2.6%
       -------------------------------------------------------------------------
       Provident Institutional Funds -- TempCash
         274,374                                                             274
       Provident Institutional Funds -- TempFund
         4,003,873                                                         4,004
                                                                     -----------
                                                                           4,278

END OF INVESTMENTS

At 07/31/05, the tax basis cost of the fund's investments was $141,323, and the unrealized gains and losses were $25,796 and ($3,037), respectively.

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS  As of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

(1) Top ten holding

o   Non-income producing security

= All or a portion of this security is held as collateral for futures contracts

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 89.8%  COMMON STOCK                                    87,678           108,980
  0.4%  FOREIGN COMMON STOCK                               516               484
  0.3%  SHORT-TERM INVESTMENTS                             344               344
  8.6%  OTHER INVESTMENTS                               10,482            10,482
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                               99,020           120,290
  0.9%  OTHER ASSETS AND
        LIABILITIES                                                        1,045
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 121,335

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK  89.8% of net assets

       AIR TRANSPORTATION  3.0%
       -------------------------------------------------------------------------
     o AirTran Holdings, Inc.    133,900                                   1,532
     o Continental Airlines, Inc.    70,700                                1,117
       Jetblue Airways Corp.    45,800                                       962
                                                                     -----------
                                                                           3,611

       BANKS  0.7%
       -------------------------------------------------------------------------
       North Fork Bancorp, Inc.    14,150                                    388
       Peoples Bank    3,905                                                 122
       Peoples Heritage Financial Group, Inc.    5,849                       174
       Zions Bancorp.    3,100                                               222
                                                                     -----------
                                                                             906

       BUSINESS MACHINES & SOFTWARE  0.3%
       -------------------------------------------------------------------------
     o Lexmark International, Inc., Class A    4,770                         299
     o Seachange International, Inc.    5,200                                 40
                                                                     -----------
                                                                             339

       BUSINESS SERVICES  1.0%
       -------------------------------------------------------------------------
     o Aquantive, Inc.    45,000                                             849
     o Cross Country Healthcare, Inc.    16,950                              334
                                                                     -----------
                                                                           1,183

       CAPITAL GOODS  7.7%
       -------------------------------------------------------------------------
     o Alliant Techsystems, Inc.    5,500                                    402
       Baldor Electric Co.    16,480                                         413
     o BE Aerospace, Inc.    44,600                                          782
       Bucyrus International, Inc.    16,750                                 714
     o Builders Firstsource, Inc.    17,400                                  348
       C & D Technologies, Inc.    13,875                                    140
       Dover Corp.    6,400                                                  264
     o EMCOR Group, Inc.    5,250                                            270
     o General Cable Corp.    44,020                                         731
     o Global Power Equipment Group, Inc.    25,375                          240
       Grainger, Inc.    5,500                                               343
     o Infrasource Services, Inc.    5,975                                    80
       Joy Global, Inc.    11,100                                            456
       Pall Corp.    5,600                                                   173
       SPX Corp.    4,600                                                    225
       Teleflex, Inc.    7,950                                               527
       The Manitowoc Co., Inc.    18,060                                     825
     o Trex Co., Inc.    17,680                                              520
     o URS Corp.    30,075                                                 1,126
     o Washington Group International, Inc.    7,700                         415
       York International Corp.    8,200                                     350
                                                                     -----------
                                                                           9,344

       COMMERCIAL SERVICES & SUPPLIES  4.6%
       -------------------------------------------------------------------------
       ABM Industries, Inc.    1,500                                          29
       Administaff, Inc.    12,600                                           323
       Bowne & Co., Inc.    10,300                                           141
     o DeVry, Inc.    7,975                                                  159
     o Education Management Corp.    20,360                                  707
       Knoll, Inc.    15,550                                                 285
  o(8) Portfolio Recovery Associates, Inc.    37,600                       1,587
   (5) Steelcase, Inc., Class A    113,330                                 1,659
     o TRC Cos., Inc.    14,980                                              178
     o Watson Wyatt & Co. Holdings    20,340                                 562
                                                                     -----------
                                                                           5,630

       CONSUMER DURABLES & APPAREL  10.7%
       -------------------------------------------------------------------------
   (1) Beazer Homes USA, Inc.    38,775                                    2,537
       Jones Apparel Group, Inc.    10,685                                   327
       La-Z-Boy Chair Co.    43,220                                          578
       Leggett & Platt, Inc.    8,850                                        224
       MDC Holdings, Inc.    14,923                                        1,275
  o(2) Meritage Corp.    26,450                                            2,459
   (9) Standard Pacific Corp.    16,400                                    1,564
   (3) The Ryland Group, Inc.    23,000                                    1,858
     o Timberland Co., Class A    18,400                                     614
 o(10) Toll Brothers, Inc.    27,800                                       1,541
                                                                     -----------
                                                                          12,977

       CONSUMER SERVICES  3.1%
       -------------------------------------------------------------------------
     o California Pizza Kitchen, Inc.    20,530                              628
       Darden Restaurants, Inc.    8,330                                     289
     o O' Charleys, Inc.    32,660                                           585
     o Six Flags, Inc.    140,081                                            736
     o Texas Roadhouse, Inc., Class A    23,000                              865
     o Vail Resorts, Inc.    21,950                                          624
                                                                     -----------
                                                                           3,727

       DIVERSIFIED FINANCIALS  3.4%
       -------------------------------------------------------------------------
       Jefferies Group, Inc.    18,375                                       760
     o Knight Trading Group, Inc., Class A    80,780                         638
       Mellon Financial Corp.    8,100                                       247

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Piper Jaffray Cos., Inc.    4,400                                     151
       Raymond James Financial, Inc.    22,460                               670
   (7) The Chicago Mercantile Exchange    5,300                            1,596
                                                                     -----------
                                                                           4,062

       ELECTRONICS  0.9%
       -------------------------------------------------------------------------
     o LAM Research Corp.    1,405                                            40
     o LSI Logic Corp.    32,700                                             319
     o Symmetricom, Inc.    49,000                                           513
       Tektronix, Inc.    10,985                                             275
                                                                     -----------
                                                                           1,147

       ENERGY  4.1%
       -------------------------------------------------------------------------
     o Cooper Cameron Corp.    3,600                                         255
       ENSCO International, Inc.    4,200                                    170
     o Global Industry Ltd.    31,000                                        304
       Helmerich & Payne, Inc.    15,910                                     909
     o Oceaneering International, Inc.    24,770                           1,063
     o Offshore Logistics, Inc.    8,175                                     294
     o Tetra Technologies, Inc.    5,600                                     223
       Tidewater, Inc.    23,940                                             966
       Whiting Petroleum Corp.    20,540                                     821
                                                                     -----------
                                                                           5,005

       FOOD & STAPLES RETAILING  0.6%
       -------------------------------------------------------------------------
     o Performance Food Group Co.    23,520                                  706

       FOOD BEVERAGE & TOBACCO  1.2%
       -------------------------------------------------------------------------
       American Italian Pasta Co., Class A    19,890                         419
     o Cott Corp.    5,250                                                   122
     o Hain Celestial Group, Inc.    42,430                                  841
       MGP Ingredients, Inc.    11,700                                       101
                                                                     -----------
                                                                           1,483

       HEALTH CARE EQUIPMENT & SERVICES  9.7%
       -------------------------------------------------------------------------
     o Amerigroup Corp.    38,450                                          1,332
       Analogic Corp.    14,850                                              763
     o Arthrocare Corp.    32,850                                          1,201
       Beckman Coulter, Inc.    4,800                                        261
     o Centene Corp.    37,600                                             1,102
     o Cholestech Corp.    14,325                                            161
     o Edwards Lifesciences Corp.    8,500                                   390
     o Emageon, Inc.    3,275                                                 46
     o EV3, Inc.    7,400                                                    144
     o Foxhollow Technologies, Inc.    5,950                                 305
     o Health Net, Inc.    255                                                10
       Hillenbrand Industries, Inc.    6,100                                 314
       Hooper Holmes, Inc.    19,650                                          82
     o Intuitive Surgical, Inc.    5,850                                     406
     o Kyphon, Inc.    12,500                                                508
       LCA-Vision, Inc.    10,850                                            497
     o Lifecell Corp.    19,650                                              436
     o NuVasive, Inc.    6,950                                               130
     o Pharmaceutical Product Development, Inc.    13,495                    772
     o Priority Healthcare Corp., Class B    5,400                           148
     o Rita Medical Systems, Inc.    27,700                                  112
     o Synovis Life Technologies, Inc.    10,775                              96
     o Theragenics Corp.    19,400                                            69
     o Thermo Electron Corp.    12,300                                       367
     o Thoratec Corp.    61,025                                            1,008
     o Varian, Inc.    11,550                                                433
     o VCA Antech, Inc.    15,850                                            376
     o WellCare Health Plans, Inc.    6,300                                  241
                                                                     -----------
                                                                          11,710

       HEALTHCARE / DRUGS & MEDICINE  3.6%
       -------------------------------------------------------------------------
  o(6) First Horizon Pharmaceutical Corp.    76,150                        1,620
     o Lifepoint Hospitals, Inc.    29,100                                 1,361
     o ResMed, Inc.    16,875                                              1,131
       Valeant Pharmaceuticals International    15,000                       296
                                                                     -----------
                                                                           4,408

       HOUSEHOLD & PERSONAL PRODUCTS  0.6%
       -------------------------------------------------------------------------
     o NBTY, Inc.    28,030                                                  678

       INSURANCE  0.8%
       -------------------------------------------------------------------------
       Arthur J. Gallagher & Co.    8,000                                    223
       Assurant, Inc.    12,490                                              462
       Old Republic International Corp.    11,400                            299
                                                                     -----------
                                                                             984

       MATERIALS  0.8%
       -------------------------------------------------------------------------
       Martin Marietta Materials, Inc.    9,340                              679
     o Wheeling-Pittsburgh Corp.    16,350                                   310
                                                                     -----------
                                                                             989

       MEDIA  2.1%
       -------------------------------------------------------------------------
     o Cox Radio, Inc.    6,900                                              109
     o Emmis Communications Corp.    34,390                                  706
     o Entercom Communications Corp.    3,450                                109
     o Radio One, Inc., Class D    50,470                                    667
     o Univision Communications, Inc.    3,900                               110
     o Valassis Communications, Inc.    18,110                               716
       Westwood One, Inc.    7,800                                           159
                                                                     -----------
                                                                           2,576

       PHARMACEUTICALS & BIOTECHNOLOGY  4.2%
       -------------------------------------------------------------------------
     o Andrx Corp.    26,820                                                 498
     o Barr Pharmaceuticals, Inc.    2,300                                   109
     o Charles River Laboratories, Inc.    5,300                             258
     o Enzon, Inc.    7,000                                                   55
       Human Genome Sciences, Inc.    28,590                                 419
       Impax Laboratories, Inc.    36,220                                    576
     o Ivax Corp.    14,237                                                  363
     o Momenta Pharmaceuticals, Inc.    18,000                               451
       Par Pharmaceutical Cos., Inc.    6,200                                145
       Perrigo Co.    40,630                                                 565
     o Techne Corp.    11,300                                                555
     o United Therapeutics Corp.    20,700                                 1,104
                                                                     -----------
                                                                           5,098

       PRODUCER GOODS & MANUFACTURING  1.2%
       -------------------------------------------------------------------------
     o Maverick Tube Corp.    14,860                                         493
       Pentair, Inc.    3,540                                                142
     o The Shaw Group, Inc.    45,400                                        868
                                                                     -----------
                                                                           1,503

       REAL ESTATE  1.8%
       -------------------------------------------------------------------------
     o FelCor Lodging Trust, Inc.    30,920                                  481

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Innkeepers USA Trust    31,940                                        491
       Post Properties, Inc.    14,680                                       586
       Washington Real Estate Investment Trust    19,170                     616
                                                                     -----------
                                                                           2,174

       RETAILING  6.5%
       -------------------------------------------------------------------------
     o Ann Taylor Stores Corp.    14,200                                     366
  o(4) Coldwater Creek, Inc.    62,600                                     1,733
       Federated Department Stores, Inc.    3,700                            281
       Fred's, Inc.    37,920                                                732
     o Genesco, Inc.    27,100                                             1,010
       May Department Stores, Co.    8,900                                   365
     o Netflix, Inc.    33,600                                               624
       Officemax, Inc.    10,290                                             306
       Talbots, Inc.    8,520                                                291
     o The Children's Place Retail Stores, Inc.    19,150                    875
       The TJX Max Cos., Inc.    9,200                                       216
       Tiffany & Co.    14,400                                               490
     o Wetseal, Inc., Class A    104,300                                     647
                                                                     -----------
                                                                           7,936

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.8%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B    25,205                                282
     o Brooks Automation, Inc.    17,075                                     283
     o Cymer, Inc.    7,650                                                  266
     o Cypress Semiconductor Corp.    25,600                                 368
     o Freescale Semiconductor, Inc., Class B    12,500                      322
       Intersil Holding Corp., Class A    12,200                             236
       National Semiconductor Corp.    20,960                                518
     o Novellus Systems, Inc.    16,600                                      479
     o OmniVision Technologies, Inc.    18,160                               257
     o Teradyne, Inc.    31,400                                              488
     o Trident Microsystems, Inc.    21,550                                  703
     o Ultratech, Inc.    16,655                                             363
                                                                     -----------
                                                                           4,565

       SOFTWARE & SERVICES  6.6%
       -------------------------------------------------------------------------
     o Agile Software Corp.    30,450                                        198
     o Aspen Technology, Inc.    46,600                                      248
     o Ciber, Inc.    120,095                                                939
     o Corillian Corp.    13,925                                              46
       Gevity HR, Inc.    7,600                                              168
       Global Payments, Inc.    12,300                                       815
     o Indus International, Inc.    57,575                                   138
     o Informatica Corp.    36,330                                           384
     o Internet Security Systems, Inc.    41,180                             938
     o Keane, Inc.    14,475                                                 181
     o Lionbridge Technologies, Inc.    35,600                               231
     o ManTech International Corp., Class A    28,250                        890
       Maximus, Inc.    18,290                                               698
     o Micromuse    49,250                                                   278
     o Raindance Communications, Inc.    58,750                              125
       Reynolds & Reynolds Co., Class A    6,805                             190
       Talx Corp.    17,375                                                  641
     o Tibco Software, Inc.    87,110                                        670
     o Unisys Corp.    25,700                                                166
     o Webmethods, Inc.    16,625                                            101
                                                                     -----------
                                                                           8,045

       TECHNOLOGY HARDWARE & EQUIPMENT  6.8%
       -------------------------------------------------------------------------
     o 3Com Corp.    168,860                                                 615
     o Andrew Corp.    69,350                                                762
     o Anixter International, Inc.    5,150                                  214
     o Arrow Electronics, Inc.    9,450                                      284
     o Avid Technology, Inc.    7,500                                        309
     o Celestica, Inc.    27,720                                             323
     o Cogent, Inc.    11,150                                                335
       Cognex Corp.    21,550                                                719
       Diebold, Inc.    3,920                                                195
     o F5 Networks, Inc.    21,850                                           922
     o Faro Technologies, Inc.    25,700                                     608
     o IXIA Communications    24,600                                         485
     o Komag, Inc.    8,000                                                  284
     o Netgear, Inc.    4,500                                                 93
     o Powerwave Technologies, Inc.    93,275                              1,070
     o Viisage Technology, Inc.    87,690                                    474
     o Vishay Intertechnology, Inc.    35,800                                502
                                                                     -----------
                                                                           8,194

       FOREIGN COMMON STOCK  0.4% of net assets

       ISRAEL  0.4%
       -------------------------------------------------------------------------
     o ECI Telecom, Ltd.    59,650                                           484

       SECURITY                                    FACE AMOUNT
          RATE, MATURITY DATE                      ($ x 1,000)
       SHORT-TERM INVESTMENTS  0.3% of net assets

       U.S. GOVERNMENT SECURITIES  0.3%
       -------------------------------------------------------------------------
       U.S. Treasury Bills
     =     2.92%, 09/15/05                                 250               249
     =     3.02%, 09/15/05                                  95                95
                                                                     -----------
                                                                             344

       SECURITY AND NUMBER OF SHARES
       OTHER INVESTMENTS  8.6% of net assets

       OTHER INVESTMENT COMPANIES  8.6%
       -------------------------------------------------------------------------
     = Provident Institutional Funds - TempCash
           4,354,151                                                       4,354
     = Provident Institutional Funds - TempFund
           6,128,192                                                       6,128
                                                                     -----------
                                                                          10,482

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $99,696, and the unrealized gains and losses were $23,949 and ($3,355), respectively.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 7/31/05. All numbers x 1,000

                                     Number of      Contract        Unrealized
                                     Contracts        Value       Gains/(Losses)
FUTURES CONTRACTS

Russell 2000 Index, Long
Expires 09/15/05                            19         6,480                 367
S&P 500 Index, Long
expires 09/15/05                             3           928                  13
                                                                  --------------
                                                                             380

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information, please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

(1)   Top ten holding

 o    Non-income producing security

 *    American Depositary Receipt

 = All or a portion of this security is held as collateral for future contract and delayed-delivery security

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 94.0%  FOREIGN COMMON STOCK                            731,987          906,212
  0.1%  SHORT-TERM INVESTMENTS                              559              558
  4.6%  OTHER INVESTMENTS                                44,477           44,477
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                               777,023          951,247
  1.3%  OTHER ASSETS AND LIABILITIES                                      12,783
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 964,030

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       FOREIGN COMMON STOCK  94.0% of net assets

       AUSTRALIA 2.1%
       -------------------------------------------------------------------------
       Australia and New Zealand Banking Group
       Ltd. 468,000                                                        7,576
       BHP Billiton Ltd. 173,700                                           2,562
       Billabong International Ltd. 155,100                                1,665
       Macarthur Coal Ltd. 263,224                                         1,464
       Macquarie Bank Ltd. 56,800                                          2,697
       Publishing & Broadcasting Ltd. 21,456                                 249
       SFE Corp. 201,782                                                   1,687
       Sigma Co. Ltd. 134,200                                                947
       Toll Holdings Ltd. 172,500                                          1,760
                                                                     -----------
                                                                          20,607

       AUSTRIA 0.7%
       -------------------------------------------------------------------------
       Andritz AG 17,557                                                   1,680
       Erste Bank der Oesterreichischen
         Sparkassen AG 47,697                                              2,429
     o Raiffeisen International Bank Holdings 40,400                       2,279
                                                                     -----------
                                                                           6,388

       BAHAMAS 0.2%
       -------------------------------------------------------------------------
     o Steiner Leisure Ltd. 41,773                                         1,444

       BELGIUM 0.4%
       -------------------------------------------------------------------------
       EVS Broadcast Equipment S.A. 14,495                                   437
       Interbrew SA 56,866                                                 2,113
     o Option N.V. 34,755                                                  1,451
                                                                     -----------
                                                                           4,001

       BRAZIL 0.8%
       -------------------------------------------------------------------------
     * Banco Bradesco SA 300                                                  10
       Banco Itau SA Preferred 11,100                                      2,099
     * Companhia Brasileira de Distribuicao Grupo
         Pao de Acucar Sponsored 3,400                                        74
     * Gol Linhas Aereas International 23,000                                683
     o Natura Cosmeticos SA 31,800                                         1,067
       Petrobras Brasileiro S.A. 61,600                                    2,816
    o* Telesp Celular Participacoes SA 183,258                               805
                                                                     -----------
                                                                           7,554

       CANADA 2.4%
       -------------------------------------------------------------------------
     o Alimentation Couche-Tard, Inc. 44,100                                 764
       Canadian National Railway Co. 48,800                                3,235
       Corus Entertainment, Inc. 39,300                                    1,000
       Encana Corp. 61,300                                                 2,528
     o Extendicare, Inc., Class A 84,111                                   1,238
       Four Seasons Hotel, Inc., Ltd. 31,900                               2,125
       Home Capital Group, Inc., Class B 42,613                            1,392
       Manulife Financial Corp. 46,500                                     2,334
    o* Nortel Networks Corp. 290,800                                         765
       Peyto Energy Trust 56,632                                           1,566
     o Research in Motion Ltd. 28,000                                      1,980
       Ritchie Brothers Auctioneers, Inc. 17,200                             667
     o RONA, Inc. 49,900                                                     993
       Rothmans, Inc. 91,688                                               1,903
     o Shoppers Drug Mart Corp. 20,500                                       687
                                                                     -----------
                                                                          23,177

       CHILE 0.4%
       -------------------------------------------------------------------------
     * Banco Santander Chile SA 31,900                                     1,094
    o* Cencosud SA,144A 47,000                                             1,350
     * LanChile SA 30,900                                                  1,121
                                                                     -----------
                                                                           3,565

       CHINA 0.1%
       -------------------------------------------------------------------------
     o Foxconn International Holdings 1,513,000                            1,245

       COLUMBIA 0.1%
       -------------------------------------------------------------------------
     * Bancolombia S.A. Sponsored 27,100                                     523

       DENMARK 0.2%
       -------------------------------------------------------------------------
     o Genmab A/S 40,000                                                     684
       Novo Nordisk A/S 20,800                                             1,075
                                                                     -----------
                                                                           1,759

       EGYPT 0.3%
       -------------------------------------------------------------------------
       Orascom Construction Industries 45,705                              1,360
     o Orascom Telecommunications 25,500                                   1,240
                                                                     -----------
                                                                           2,600

       FINLAND 0.4%
       -------------------------------------------------------------------------
       Nokian Renkaat Oyj 190,590                                          3,869

       FRANCE 10.1%
       -------------------------------------------------------------------------
     o Accor SA 6,638                                                        338
       Air Liquide SA 1,633                                                  290

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Alten 35,356                                                        1,046
       April Group 46,794                                                  1,531
       AXA 9,189                                                             251
     o AXAlto Holding N.V. 90,380                                          3,121
   (7) Banque National de Paris 151,200                                   10,907
     o Bull SA 1,110,469                                                     899
       Carrefour SA 44,427                                                 2,096
       Essilor International SA 29,200                                     2,118
       Eurazeo 12,200                                                      1,185
     o France Telecom SA 53,700                                            1,657
     o GameLoft 40,187                                                       248
     o Gaz de France 10,100                                                  332
       Hermes International 11,000                                         2,276
       Ipsos 7,946                                                           875
     o JC Decaux SA 187,810                                                4,374
       Klepierre 7,200                                                       691
       L'Oreal 82,000                                                      6,461
       LVMH Moet Hennessy Louis Vuitton SA 20,110                          1,667
       M6 Metropole Television 16,411                                        453
       Neopost SA 59,500                                                   5,532
     o Nexity Co. 71,094                                                   3,005
     o Orpea 27,100                                                        1,385
       PagesJaunes SA 57,513                                               1,410
       Pernod-Ricard 10,175                                                1,703
       Pinault-Printemps-Redoute S.A. 15,397                               1,553
       Pinguely-Haulotte 26,350                                              441
       Publicis Groupe SA 282,400                                          9,593
       Saft Groupe S.A. 27,335                                               938
   (9) Sanofi-Aventis 124,200                                             10,721
     o Silicon-On-Insulator Technologies 183,390                           2,450
       Spir Communication 2,624                                              534
       SR Teleperformance 83,818                                           2,539
       Technip SA 33,200                                                   1,775
       Total SA, Class B 5,000                                             1,250
     o Trader Classified Media N.V. 11,142                                   164
       Vinci S.A. 23,600                                                   1,910
     o Vivendi Universal SA 180,322                                        5,726
     o Wavecom SA 94,060                                                   1,079
       Zodiac SA 20,700                                                    1,178
                                                                     -----------
                                                                          97,702

       GERMANY 8.1%
       -------------------------------------------------------------------------
       Allianz AG 11,867                                                   1,506
       AWD Holding AG 23,700                                               1,081
   (3) Bayerische Motoren-Werke AG 266,000                                12,451
     o Bayerische Vereinsbank AG 71,617                                    1,874
       Bijou Brigitte Modische Accessoires AG 11,095                       2,334
       Celesio AG 26,920                                                   2,172
     o Commerzbank AG 84,000                                               1,874
     o Continental AG 32,200                                               2,499
     o CTS Eventim AG 3,002                                                  142
       Deutsche Boerse AG 102,500                                          8,984
     o Deutsche Euroshop AG 21,465                                         1,300
       Deutsche Post AG 86,710                                             2,147
       DIS Deutscher Industrie Service AG 28,791                           1,522
       EON AG 49,600                                                       4,583
       GFK AG 17,360                                                         685
       Hannover Rueckversicherung AG 96,000                                3,622
       Henkel KGaA 90,000                                                  7,879
       Hugo Boss AG Preferred 38,804                                       1,307
       MTU Aero Engines Holdings AG 18,581                                   583
     o Pfleiderer AG 58,704                                                1,258
       ProSiebenSat.1 Media AG Preferred 92,046                            1,682
       Rational AG 9,901                                                   1,096
       SAP AG 27,300                                                       4,678
     o SBS Broadcasting SA 42,875                                          2,049
       Software AG 55,548                                                  2,505
       Solarworld AG 11,030                                                1,067
       Stada Arzneimittel AG 25,000                                          859
     o Techem AG 20,378                                                      894
       Vivacon AG 70,077                                                   1,486
       Wincor Nixdorf AG 20,582                                            1,866
                                                                     -----------
                                                                          77,985

       GREECE 0.8%
       -------------------------------------------------------------------------
       Coca-Cola Hellenic Bottling Co. SA 31,500                             890
       EFG Eurobanck Ergasias 42,700                                       1,366
       Fourlis SA 64,860                                                     570
       Germanos SA 49,300                                                    818
     o Intralot SA Integrated Lottery 101,223                              1,714
       National Bank of Greece SA 55,000                                   2,008
       OPAP SA 10                                                            325
       Siemens AG 4,925                                                      380
                                                                     -----------
                                                                           8,071

       HONG KONG 1.8%
       -------------------------------------------------------------------------
       Cheung Kong Holdings Ltd. 103,600                                   1,114
       China Insurance International Holdings Co.,
       Ltd. 156,000                                                          316
       China Insurance International Holdings Co.,
       Ltd. 1,447,132                                                        487
       China Mobile Ltd. 1,178,800                                         4,722
       China Unicom Ltd. 440,300                                             393
       Citic Pacific Ltd. 217,800                                            639
       Cosco Pacific Ltd. 114,000                                            224
       Esprit Holdings Ltd. 237,500                                        1,765
       Giordano International Ltd. 1,436,000                               1,071
       Lifestyle International Holdings Ltd. 205,500                         363
       MTR Corp. Ltd. 80,500                                                 166
     o Pacific Basin Shipping Ltd. 1,043,000                                 498
       Sung Hung Kai Properties 127,900                                    1,316
       Standard Chartered PLC 58,900                                       1,147
       Techtronic Industries Co., Ltd. 1,321,000                           3,275
                                                                     -----------
                                                                          17,496

       HUNGARY 0.2%
       -------------------------------------------------------------------------
       Otp Bank Rt. 38,100                                                 1,431

       INDIA 0.8%
       -------------------------------------------------------------------------
       Associated Cement Cos., Ltd. 86,200                                   852
     o Bharat Forge 513                                                        3
       Bharat Forge Ltd. 134,625                                             951
     o Bharti Televentures Ltd. 281,200                                    1,831
       HDFC Bank Ltd. 87,500                                               1,375
       Housing Development Finance Corp., Ltd. 75,200                      1,602
     o Infosys Technologies Ltd. 23,300                                    1,216
                                                                     -----------
                                                                           7,830

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       INDONESIA  0.3%
       -------------------------------------------------------------------------
       PT Bank Danamon Indonesia Tbk    1,115,500                            637
     o PT Bank Rakyat Indonesia    2,462,000                                 801
       United Tractors Tbk PT    2,741,900                                 1,244
                                                                     -----------
                                                                           2,682
       IRELAND  1.7%
       -------------------------------------------------------------------------
       Anglo Irish Bank Corp. PLC    159,300                               2,134
       Bank of Ireland    669,000                                         11,140
       Kingspan Group PLC    79,400                                        1,034
     o Paddy Power PLC    51,951                                             938
     o United Drug PLC    267,447                                          1,118
                                                                     -----------
                                                                          16,364
       ISRAEL  0.1%
       -------------------------------------------------------------------------
    o* Orbotech Ltd.    25,000                                               619

       ITALY  2.7%
       -------------------------------------------------------------------------
       Amplifon SPA    18,563                                              1,215
       Assicurazioni Generali    65,860                                    2,151
       Banco Popolare di Verona e Novara Scrl    139,000                   2,482
       Credito Emiliano SPA    87,000                                        938
       Eni SPA    62,400                                                   1,768
       Hera SPA    307,800                                                   865
       Mediobanca SPA    14,200                                              271
       Pirelli & C. Real Estate SPA    12,000                                721
       Recordati SPA    338,507                                            2,550
       Saipem SPA    164,226                                               2,438
       San Paolo IMI SPA    135,000                                        1,951
       Tod's SpA    31,479                                                 1,751
       Unicredito Italiano SPA    1,044,000                                5,524
     o Valentino Fashion Group SpA    73,538                               1,685
                                                                     -----------
                                                                          26,310
       JAPAN  16.0%
       -------------------------------------------------------------------------
       ABC-Mart, Inc.    20,000                                              673
       Aeon Credit Service Co., Ltd.    17,800                             1,087
       Aeon Mall Co., Ltd    30,100                                          986
     o Amano Corp.    139,000                                              1,715
     o Arnest One Corp.    25,500                                            580
       Askul Corp.    12,400                                                 683
       Bridgestone Corp.    7,800                                            153
       Canon, Inc.    64,500                                               3,172
     o Chiyoda Corp.    121,000                                            1,668
       Chugai Pharmaceutical Co., Ltd.    182,700                          3,089
       Credit Saison Co., Ltd.    122,600                                  4,082
       Daifuku Co., Ltd.    110,000                                        1,156
       Daiwa Securities Group, Inc.    698,000                             4,083
       en-Japan, Inc.    535                                               2,862
       First Juken Co. Ltd.    34,500                                        646
       Hitachi Koki Co., Ltd.    175,000                                   1,983
   (4) Honda Motor Co., Ltd.    232,300                                   11,960
       Honeys Co., Ltd.    10,900                                            349
       Hoya Corp.    25,200                                                3,101
       Intelligence, Ltd.    869                                           2,328
       ITO EN Ltd.    13,500                                                 661
     o J-Oil Mills, Inc.    201,000                                          878
       Japan Tobacco, Inc.    79                                           1,122
     o Jupiter Telecommunications Co., Ltd.    2,252                       1,873
     o K.K. Davinci Advisors    403                                        1,356
       Kao Corp.    71,000                                                 1,620
     o Kennedy-Wilson Japan    689                                         2,329
       Keyence Corp.    12,000                                             2,874
       Meitec Corp.    120,000                                             3,640
       Mitsubishi Corp.    161,200                                         2,294
       Mizuho Financial Group, Inc.    550                                 2,472
       Nabtesco Corp.    106,598                                             775
       Nakanishi, Inc.    7,400                                              722
     o Neomax Co. Ltd.    31,600                                             668
       Nidec Corp.    18,900                                               2,043
       Nikko Cordial Corp.    81,800                                         349
       Nitori Co. Ltd.    11,980                                             827
       Nitto Denko Corp.    28,400                                         1,554
       NIWS Co. Ltd.    459                                                  582
       NTT DoCoMo, Inc.    5,900                                           9,262
       Orix Corp.    44,300                                                6,542
       Pal Co., Ltd.    19,100                                               866
       Park24 Co., Ltd.    41,200                                            850
       Point, Inc.    67,240                                               2,801
       Promise Co., Ltd.    13,971                                           848
       Rohm Co., Ltd.    53,000                                            4,791
     o Ryohin Keikaku Co. Ltd.    23,000                                   1,105
       Sega Sammy Holdings, Inc.    59,924                                 3,698
       Sharp Corp.    339,000                                              5,115
       Shimamura Co., Ltd.    13,400                                       1,079
       Shinsei Bank Ltd.    218,000                                        1,170
       SMC  Corp.    10,200                                                1,155
       Sparx Asset Management Co. Ltd.    289                                592
       Sumitomo Trust and Banking Co., Ltd.    221,200                     1,360
       Sundrug Co., Ltd.    16,300                                           680
       Sysmex Corp.    46,200                                              2,908
       Takeda Chemical Industries Ltd.    200,500                         10,242
       Takeuchi Mfg. Co., Ltd.    16,600                                     758
       Toagosei Chemical Ltd.    490,000                                   2,225
     o Toho Tenax Co., Ltd.    268,000                                     1,156
       Tokyo Broadcasting System, Inc.    25,200                             431
       Tokyu Corp.    143,750                                                614
       Toyo Tire & Rubber Co., Ltd.    582,000                             2,430
       Tsugami Corp.    141,000                                              726
       Tsumura & Co.    98,000                                             1,884
       Uni-Charm Corp.    182,200                                          7,018
       Urban Corp.    70,700                                               2,925
       Yamada Denki Co., Ltd.    28,200                                    1,589
       Zephyr Co., Ltd.    863                                             2,085
                                                                     -----------
                                                                         153,900

       MALAYSIA  0.1%
       -------------------------------------------------------------------------
     o Airasia BHD    1,554,000                                              740
       Commerce Asset-Holding Berhad    258,000                              382
       Transmile Group Berhad    84,900                                      251
                                                                     -----------
                                                                           1,373

       MEXICO  1.7%
       -------------------------------------------------------------------------
       America Mobil SA de CV    1,682,700                                 1,863
     o Consorcio ARA SA de CV    155,700                                     569
     o Corporacion Geo SA, Series B    416,800                             1,154
     * Grupo Aeroportuario del Sureste SA de CV    23,400                    804
     * Grupo Televisa SA de CV    106,200                                  7,006
     o Urbi Desarrollos Urbanos SA de CV    199,300                        1,243

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Walmart de Mexico, Series V    801,300                              3,585
                                                                     -----------
                                                                          16,224
       NETHERLANDS  5.3%
       -------------------------------------------------------------------------
       Aalberts Industries N.V.    31,163                                  1,668
       AKZO Nobel N.V.    224,200                                          9,224
       AM NV    167,699                                                    2,005
     o ASM Lithography Holding N.V.    140,929                             2,476
     o ASML Holding N.V.    24,000                                           423
       Euronext N.V.    236,000                                            9,253
       Fortis N.V.    161,373                                              4,709
       Heijmans N.V.    46,480                                             2,264
       Heineken Holding NV    200,000                                      5,870
       ING Groep NV    69,945                                              2,114
       Kon Philips Electronics NV    164,100                               4,450
       Koninklijke Ten Cate NV    12,175                                   1,228
     o Stork N.V.    77,745                                                3,672
     o TomTom NV    47,400                                                 1,567
                                                                     -----------
                                                                          50,923
       NORWAY  1.8%
       -------------------------------------------------------------------------
       Acta Holdings ASA    1,020,436                                      2,448
     o Aker ASA    300                                                         6
     o Fred Olsen Energy ASA    85,617                                     2,374
     o Petroleum Geo Services ASA    52,428                                1,263
       Statoil ASA    123,400                                              2,678
     o Stolt Offshores SA    188,794                                       2,170
     o SubSea 7 Inc.    298,304                                            3,563
     o Tandberg Television ASA    149,719                                  1,893
     o TGS Nopec Geophysical Co. ASA    28,758                               865
                                                                     -----------
                                                                          17,260
       PORTUGAL  0.2%
       -------------------------------------------------------------------------
       Banco Comercial Portugues, SA    650,198                            1,663
       RUSSIA  0.5%
       -------------------------------------------------------------------------
     o AFK Sistema-144A GDR    40,993                                        726
     * Lukoil Holding Co.    71,100                                        2,933
    o* Novatek OAO, 144A    11,000                                           225
    o* Pyaterocka Holding NV, 144A    59,300                                 954
    o* Sibneft SP    37,497                                                  585
                                                                     -----------
                                                                           5,423
       SINGAPORE  2.0%
       -------------------------------------------------------------------------
       Capitaland Ltd.    1,231,000                                        2,088
       Cosco Investments    3,203,520                                      4,466
       DBS Group Holdings Ltd.    95,750                                     924
       Goodpack Ltd    89,000                                                 84
       Hyflux Ltd.    1,045,500                                            2,428
       Jaya Holdings Ltd.    1,232,000                                       874
       Keppel Corp., Ltd.    80,600                                          607
       Osim International Ltd.    644,600                                    470
     o Singapore Airlines Ltd.    193,800                                  1,382
       Singapore Telecommunications Ltd.    905,407                        1,505
       United Overseas Bank Ltd.    482,000                                4,371
       United Overseas Land Ltd.    48,200                                    68
                                                                     -----------
                                                                          19,267
       SOUTH AFRICA  0.3%
       -------------------------------------------------------------------------
       Edgars Consolidated Stores Ltd.    223,000                          1,080
       Investec Ltd.    28,011                                               890
       MTN Group Ltd.    151,700                                           1,071
                                                                     -----------
                                                                           3,041
       SOUTH KOREA  3.5%
       -------------------------------------------------------------------------
       Hana Bank    38,440                                                 1,220
  o(2) Kookmin Bank    248,700                                            13,120
       Korea Tobacco and Ginseng Corp.    88,100                           3,539
       NHN Corp.    8,800                                                  1,079
       Samsung Electronics Co. Ltd. Preferred    3,570                     1,956
       Shinhan Financial Group Co. Ltd.    43,640                          1,316
   (6) SK Telecom Co. Ltd.    62,100                                      11,828
                                                                     -----------
                                                                          34,058
       SPAIN  1.7%
       -------------------------------------------------------------------------
       Banco Bilbao Vizcaya Argentaria SA    97,623                        1,643
       Banco Santander Central Hispano SA    95,400                        1,178
     o Corporacion Dermoestetica    84,216                                 1,123
       Cortefiel SA    72,895                                              1,611
       Grupo Ferrovial SA    19,300                                        1,396
     o Inditex SA    102,300                                               2,732
       Prisa-Promotora de Informaciones SA    96,085                       1,815
       Prosegur Compania de Seguridad SA    71,220                         1,665
       Telefonica SA    92,896                                             1,561
       Tubacex SA    521,234                                               1,948
                                                                     -----------
                                                                          16,672
       SWEDEN  1.9%
       -------------------------------------------------------------------------
       Capio AB    70,550                                                  1,208
       Clas Ohlson AB Class B    26,800                                      510
     o Elekta Ab-B    69,469                                               3,266
     o Ericsson Telefonab LM AB, Class B    824,000                        2,821
    o* Ericsson Telefonab LM SP    55,300                                  1,900
       HIQ International AB    190,347                                       902
       JM AB    58,044                                                     2,055
       Lindex AB    41,612                                                 2,013
     o Modern Times Group AB, Series B    21,850                             657
     o Scania AB    51,900                                                 1,885
       Unibet Group PLC    54,100                                          1,218
                                                                     -----------
                                                                          18,435
       SWITZERLAND  9.1%
       -------------------------------------------------------------------------
     o Actelion Ltd.    9,900                                              1,062
       Clariant AG    38,630                                                 535
     o Credit Suisse Group    214,500                                      8,966
     o Georg Fischer AG    4,740                                           1,566
       Givaudan AG    10,400                                               6,237
       Julius Baer Holdings Ltd.    17,387                                 1,104
       Kudelski SA    18,300                                                 736
     o Leica Geosystems AG    4,140                                        1,638
       Lonza Group AG    106,400                                           5,871
   (1) Nestle SA    53,464                                                14,676
       Nobel Biocare Holding AG    5,150                                   1,085
  (10) Novartis AG    218,083                                             10,607
       Phonak Holding AG    22,400                                           885
     o Roche Holding AG Genusschein    73,009                              9,900
       Swatch Group AG    54,150                                           7,767
     o Syngenta AG    57,800                                               6,042

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       United Bank of Switzerland AG    108,349                            8,877
                                                                     -----------
                                                                          87,554

       TAIWAN  1.2%
       -------------------------------------------------------------------------
     * Chunghwa Telecom Co. Ltd.    60,700                                 1,306
       Hon Hai Precision Industry Co. Ltd.    678,549                      3,801
       Largan Precision Co. Ltd.    257,000                                2,176
       MediaTek, Inc.    194,000                                           2,040
       Novatek Microelectronics Corp. Ltd.    162,302                        679
       Tong Yang Industry Co., Ltd.    290,000                               403
       Wistron Corp.    1,007,000                                            988
                                                                     -----------
                                                                          11,393

       TURKEY  0.1%
       -------------------------------------------------------------------------
     o Turkiye Garanti Bankasi A.S.    462,000                             1,252

       UNITED KINGDOM  13.9%
       -------------------------------------------------------------------------
       Aegis Group PLC    2,632,000                                        4,582
       Aggreko PLC    332,019                                              1,199
     o Amino Technologies PLC    75,203                                      277
     o Ark Therapeutics Group PLC    297,014                                 504
     o Ashtead Group PLC    481,946                                          889
     o Ashtead Group PLC Rts    118,158                                       23
       Associated British Ports Holdings PLC    746,000                    6,125
       BG Group PLC    656,000                                             5,419
       BP PLC    375,000                                                   4,124
       British Sky Broadcasting Group PLC    813,290                       7,622
       Burren Energy PLC.    86,000                                        1,154
       Cadbury Schweppes PLC    879,489                                    8,441
     o Cairn Energy PLC    48,700                                          1,279
       Capital Group PLC    273,720                                        1,737
       Carnival PLC    64,655                                              3,476
   (8) Diageo PLC    784,000                                              10,794
       DX Services PLC    130,045                                            765
     o Enodis PLC    1,515,000                                             3,189
   (5) GlaxoSmithKline PLC    506,000                                     11,899
       Homeserve PLC    59,313                                             1,101
     o IG Group Holdings PLC    745,371                                    2,089
       Intertek Group    59,400                                              743
       ITV PLC    1,478,514                                                3,113
       Kingfisher PLC    799,783                                           3,613
       Lloyds TSB Group PLC    890,000                                     7,520
       Michael Page Group PLC    1,392,500                                 5,763
     o Micro Focus International PLC    295,882                              927
     o Morgan Crucible Co., PLC    251,941                                   894
       Morrison Wm. Supermarkets    333,882                                1,114
     o NETeller PLC    120,567                                             1,741
       Next PLC    89,700                                                  2,477
       Northgate PLC    38,700                                               669
       Reckitt Benkiser PLC    60,397                                      1,811
       Rotork PLC    102,186                                                 906
       RTL Group SA    10,160                                                735
       SIG PLC    35,527                                                     410
       Signet Group PLC    4,677,000                                       9,617
       Smith & Nephew PLC    34,438                                          326
       Tesco PLC    1,153,560                                              6,593
     o Ultra Electronics Holdings PLC    108,773                           1,667
     o Vodafone Group PLC    2,805,000                                     7,225
                                                                     -----------
                                                                         134,552

The foreign securities were valued at fair value in accordance with board approved procedures. (See Accounting Policies).

       SECURITY                                FACE AMOUNT              VALUE
          RATE, MATURITY DATE                  ($ x 1,000)           ($ x 1,000)
       SHORT-TERM INVESTMENTS  0.1% of net assets

       U.S. GOVERNMENT SECURITIES  0.1%
       -------------------------------------------------------------------------
       U.S. Treasury Bills
     =   2.90%, 09/15/05                               500                   498
     =   3.09%, 09/15/05                                60                    60
                                                                     -----------
                                                                             558

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       OTHER INVESTMENTS  4.6% of net assets

       OTHER INVESTMENT COMPANIES  4.6%
       -------------------------------------------------------------------------
     = Provident Institutional Funds -- TempCash    351,713                  352
     = Provident Institutional Funds -- TempFund    44,124,809            44,125
                                                                     -----------
                                                                          44,477

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $779,449, and the unrealized gains and losses were $179,117 and ($7,319), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $3,255, or 0.3% of the fund's total net assets.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 7/31/05. All numbers x 1,000

                                     Number of       Contract       Unrealized
                                     Contracts         Value      Gains/(Losses)
FUTURES CONTRACTS

S&P 500 Index, Long
expires 09/15/05                            33         10,204                 92

SCHWAB CAPITAL TRUST
LAUDUS BALANCED MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)   Top ten holding

 o    Non-income producing security

 = Collateral for future contract, short sale, swap agreement and delayed-delivery security

 *    American Depositary Receipt

 +    Credit Enhanced security

 ~    Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change or demand date.

                                                    COST/PROCEEDS        VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 68.0% COMMON STOCK                                     87,065           97,025
 11.2% U.S. GOVERNMENT SECURITIES                       15,841           15,922
  1.1% FOREIGN GOVERNMENT SECURITIES                     1,569            1,534
  3.0% CORPORATE BONDS                                   4,186            4,354
  1.3% MUNICIPAL BONDS                                   1,708            1,859
 14.9% AGENCY MORTGAGE-BACKED SECURITIES                21,317           21,228
  1.1% NON-AGENCY MORTGAGE-BACKED SECURITIES             1,580            1,576
  0.0% PREFERRED STOCK                                      10               11
  5.1% SHORT-TERM INVESTMENTS                            7,262            7,257
  2.6% OTHER INVESTMENTS                                 3,727            3,727
  0.0% OPTIONS                                               1                1
--------------------------------------------------------------------------------
108.3% TOTAL INVESTMENTS                               144,266          154,494
(5.0)% SHORT SALES                                      (7,159)          (7,080)
  0.0% OPTIONS WRITTEN                                     (20)              --
(3.3)% OTHER ASSETS AND LIABILITIES                                      (4,723)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                 142,691

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK  68.0% of net assets

       AUTOMOBILES & COMPONENTS  1.3%
       -------------------------------------------------------------------------
     = Cooper Tire & Rubber Co.    13,300                                    267
     = General Motors Corp.    33,100                                      1,219
    o= Lear Corp.    3,300                                                   141
    =* Magna International, Inc.    2,800                                    216
                                                                     -----------
                                                                           1,843

       BANKS  1.1%
       -------------------------------------------------------------------------
     = Astoria Financial Corp.    9,850                                      275
     = Brookline Bancorp, Inc.    9,900                                      159
     = Compass Bancshares, Inc.    3,600                                     174
     = Independence Community Bank Corp.    9,600                            355
     = PNC Financial Services Group    4,000                                 219
     = Provident Financial Services, Inc.    10,700                          189
     = Washington Federal, Inc.    10,110                                    235
                                                                     -----------
                                                                           1,606

       BUSINESS MACHINES & SOFTWARE  0.2%
       -------------------------------------------------------------------------
    o= Tech Data Corp.    6,300                                              244

       BUSINESS SERVICES  0.3%
       -------------------------------------------------------------------------
    o= Symantec Corp.    22,800                                              501

       CAPITAL GOODS  4.5%
       -------------------------------------------------------------------------
     = 3M Co.    6,100                                                       457
     = Deere & Co.    2,900                                                  213
     = Dover Corp.    4,200                                                  173
     = Grainger, Inc.    6,300                                               393
     = Honeywell International, Inc.    29,800                             1,171
    o= Jacobs Engineering Group, Inc.    5,200                               306
     = Textron, Inc.    11,200                                               831
     = The Boeing Co.    22,100                                            1,459
     = Tyco International Ltd.    19,000                                     579
     = United Technologies Corp.    15,800                                   801
                                                                     -----------
                                                                           6,383

       COMMERCIAL SERVICES & SUPPLIES  1.5%
       -------------------------------------------------------------------------
    o= Apollo Group Inc., Class A    6,900                                   519
     = Cendant Corp.    34,600                                               739
     = Manpower, Inc.    5,500                                               263
     = Republic Services, Inc., Class A    5,200                             188
     = The ServiceMaster Co.    16,000                                       220
     = Waste Management, Inc.    5,800                                       163
                                                                     -----------
                                                                           2,092

       CONSUMER DURABLES & APPAREL  2.3%
       -------------------------------------------------------------------------
     = Eastman Kodak Co.    2,100                                             56
     = Mattel, Inc.    79,700                                              1,487
     = Nike, Inc., Class B    5,600                                          469
     = Pulte Corp.    3,000                                                  281
    =* Sony Corp.    32,300                                                1,050
                                                                     -----------
                                                                           3,343

       CONSUMER SERVICES  1.2%
       -------------------------------------------------------------------------
    =* Fairmont Hotels & Resorts, Inc.    4,600                              149
     = Hilton Hotels Corp.    26,800                                         663
     = McDonald's Corp.    5,700                                             178
     = Starwood Hotel & Resorts Worldwide, Inc.    9,500                     601
     = Wendy's International, Inc.    2,900                                  150
                                                                     -----------
                                                                           1,741

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       DIVERSIFIED FINANCIALS  5.7%
       -------------------------------------------------------------------------
     = Alliance Capital Management Holding    8,600                          392
     = American Express Co.    26,400                                      1,452
     = Bank of New York Co., Inc.    3,400                                   105
     = Capital One Financial Corp.    9,200                                  759
     = CIT Group, Inc.    4,100                                              181
     = Federated Investors, Inc.    5,700                                    182
     = Franklin Resources, Inc.    1,700                                     137
     = JP Morgan Chase & Co.    41,400                                     1,455
     = Mellon Financial Corp.    11,600                                      353
     = Merrill Lynch & Co., Inc.    21,100                                 1,240
     = State Street Corp.    5,800                                           288
     = The Chicago Mercantile Exchange    1,600                              482
     = The Goldman Sachs Group, Inc.    4,450                                478
     = UBS AG    6,100                                                       500
     = Waddell & Reed Financial, Inc.    11,000                              214
                                                                     -----------
                                                                           8,218

       ELECTRONICS  0.8%
       -------------------------------------------------------------------------
    o= Andrew Corp.    10,500                                                115
     = Linear Technology Corp.    12,900                                     501
    o= QLogic Corp.    4,300                                                 134
     = Xilinx, Inc.    12,900                                                366
                                                                     -----------
                                                                           1,116

       ENERGY  4.4%
       -------------------------------------------------------------------------
     = Anadarko Petroleum Corp.    4,200                                     371
     = Apache Corp.    2,300                                                 157
     = BJ Services Co.    1,800                                              110
    o= Cimarex Energy Co.    4,100                                           172
  =(5) Conoco Phillips    32,200                                           2,015
    o= Cooper Cameron Corp.    2,000                                         142
     = Devon Energy Corp.    1,000                                            56
     = Exxon Mobil Corp.    10,000                                           587
    o= Houston Exploration Co.    2,400                                      139
    o= Nabors Industries Ltd.    2,200                                       144
    o= Newfield Exploration Co.    8,200                                     348
     = Noble Energy, Inc.    4,286                                           354
     = Patterson Energy, Inc.    3,900                                       128
     = Pioneer Natural Resouces Co.    5,300                                 230
    o= Precision Drilling Corp.    7,200                                     303
    o= Stone Energy Corp.    3,300                                           175
    o= Transocean, Inc.    8,500                                             480
     = Unocal Corp.    2,000                                                 130
     = Western Gas Resources, Inc.    4,800                                  192
                                                                     -----------
                                                                           6,233

       FOOD & AGRICULTURE  0.3%
       -------------------------------------------------------------------------
     = Coca-Cola Co.    11,300                                               494

       FOOD & STAPLES RETAILING  0.4%
       -------------------------------------------------------------------------
     = CVS Corp.    8,800                                                    273
     = Supervalu, Inc.    8,600                                              305
                                                                     -----------
                                                                             578

       FOOD BEVERAGE & TOBACCO  2.1%
       -------------------------------------------------------------------------
     = Brown-Forman Corp., Class B    1,500                                   88
     = Flowers Foods, Inc.    21,750                                         548
     = H.J. Heinz Co.    5,100                                               187
     = J.M. Smucker Co.    3,400                                             162
     = Kraft Foods, Inc., Class A    41,700                                1,274
     = Molson Coors Brewing Co.    3,200                                     200
     = Tyson Foods, Inc.    27,300                                           509
                                                                     -----------
                                                                           2,968

       HEALTH CARE EQUIPMENT & SERVICES  6.1%
       -------------------------------------------------------------------------
     = Biomet, Inc.    3,600                                                 137
    o= Boston Scientific Corp.    18,200                                     527
    o= Caremark Rx, Inc.    16,200                                           722
     = Cigna Corp.    6,900                                                  737
     = HCA, Inc.    30,800                                                 1,517
     = Health Management Associates, Inc., Class A    10,000                 238
    o= Henry Schein, Inc.    5,600                                           242
     = Hillenbrand Industries, Inc.    3,600                                 185
    o= Laboratory Corporation of America Holdings    5,100                   258
    o= Lifepoint Hospitals, Inc.    3,100                                    145
     = Manor Care, Inc.    7,700                                             292
    o= Medco Health Solutions, Inc.    22,600                              1,095
    o= Millipore Corp.    2,300                                              141
     = Omnicare, Inc.    8,500                                               392
    o= St. Jude Medical, Inc.    15,800                                      749
    o= Steris Corp.    8,200                                                 223
    o= Tenet Healthcare Corp.    93,900                                    1,140
                                                                     -----------
                                                                           8,740

       HEALTHCARE / DRUGS & MEDICINE  1.1%
       -------------------------------------------------------------------------
     = Beckman Coulter, Inc.    1,500                                         81
     = Cooper Cos., Inc.    1,600                                            110
    o= Cytyc Corp.    5,900                                                  147
    o= Millennium Pharmaceuticals, Inc.    60,600                            626
    o= Univision Communications, Inc.    4,800                               136
    o= Zimmer Holdings, Inc.    6,300                                        519
                                                                     -----------
                                                                           1,619

       HOUSEHOLD & PERSONAL PRODUCTS  0.6%
       -------------------------------------------------------------------------
     = Avon Products, Inc.    3,200                                          105
     = Kimberly-Clark Corp.    11,200                                        714
                                                                     -----------
                                                                             819

       HOUSEHOLD PRODUCTS  0.6%
       -------------------------------------------------------------------------
     = Alberto Culver Co., Class B    4,300                                  194
     = Estee Lauder Cos., Inc., Class A    3,400                             133
     = Procter & Gamble Co.    8,600                                         479
                                                                     -----------
                                                                             806

       INSURANCE  3.3%
       -------------------------------------------------------------------------
     = Allstate Corp.    17,000                                            1,041
     = American International Group, Inc.    15,000                          903
    o= Berkshire Hathaway, Inc., Class B    133                              370
     = Chubb Corp.    9,100                                                  808
     = Everest Reinsurance Group Ltd.    1,900                               185
     = IPC Holdings Ltd.    5,900                                            239
     = Lincoln National Corp.    3,800                                       184
     = Mercury General Corp.    2,200                                        127
     = Old Republic International Corp.    16,250                            427
     = St. Paul Cos., Inc.    11,300                                         497
                                                                     -----------
                                                                           4,781

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       MATERIALS  2.1%
       -------------------------------------------------------------------------
     = Air Products & Chemicals, Inc.    2,500                               149
     = Arch Coal, Inc.    3,200                                              182
     = Lubrizol Corp.    9,900                                               436
     = MeadWestavco Corp.    39,900                                        1,166
     = Monsanto Co.    10,000                                                674
    o= Smurfit-Stone Container Corp.    15,400                               187
     = Temple-Inland, Inc.    4,000                                          159
                                                                     -----------
                                                                           2,953
       MEDIA  5.0%
       -------------------------------------------------------------------------
     = Clear Channel Communications, Inc.    24,300                          793
     = Comcast Corp.    32,100                                               986
    o= Comcast Corp., Class A    21,700                                      651
    o= Cox Radio, Inc.    9,700                                              153
    o= Liberty Media Corp., Class A    24,400                                215
     = McGraw Hill Cos., Inc.    5,700                                       262
     = Omnicom Group, Inc.    1,700                                          144
     = Readers Digest Association, Inc.    30,000                            487
     = The Walt Disney Co.    17,100                                         438
o=(10) Time Warner, Inc.    101,450                                        1,727
     = Tribune Co.    15,800                                                 577
     = Westwood One, Inc.    7,600                                           155
    o= XM Satellite Radio Holdings, Inc.    14,200                           506
                                                                     -----------
                                                                           7,094
       MISCELLANEOUS FINANCE  0.4%
       -------------------------------------------------------------------------
     = Fannie Mae    8,000                                                   447
     = MBNA Corp.    5,200                                                   131
                                                                     -----------
                                                                             578
       NON-DURABLES & ENTERTAINMENT  0.3%
       -------------------------------------------------------------------------
    o= Electronic Arts, Inc.    7,600                                        438

       OIL : DOMESTIC  0.1%
       -------------------------------------------------------------------------
     = St. Mary Land & Exploration Co.    3,200                              101

       PHARMACEUTICALS & BIOTECHNOLOGY  2.9%
       -------------------------------------------------------------------------
    o= Endo Pharmaceutical Holdings, Inc.    7,200                           205
    =* GlaxoSmithKline PLC    9,500                                          451
     = Perrigo Co.    12,100                                                 168
     = Pfizer, Inc.    8,100                                                 215
    =* Roche Holdings Ltd.    3,900                                          266
    =* Teva Pharmaceutical Industries Ltd.    20,700                         650
    o= Watson Pharmaceuticals, Inc.    21,300                                711
     = Wyeth    31,700                                                     1,450
                                                                     -----------
                                                                           4,116
       PRODUCER GOODS & MANUFACTURING  0.3%
       -------------------------------------------------------------------------
     = Parker Hannifin Corp.    7,900                                        519

       REAL ESTATE  1.4%
       -------------------------------------------------------------------------
     = Archstone Communities Trust    3,200                                  136
     = Biomed Property Trust, Inc.    6,000                                  153
     = Equity One, Inc.    5,900                                             140
     = Health Care Property Investors, Inc.    6,400                         178
     = Home Properties of New York, Inc.    5,500                            252
     = Plum Creek Timber Co., Inc.    6,500                                  246
     = Prentiss Properties Trust    4,000                                    162
     = Rayonier, Inc.    6,175                                               352
     = The Macerich Co.    2,010                                             141
     = Trizec Properties, Inc.    8,460                                      186
                                                                     -----------
                                                                           1,946
       RETAILING  2.8%
       -------------------------------------------------------------------------
    o= Advance Auto Parts, Inc.    2,800                                     193
    o= Ann Taylor Stores Corp.    3,500                                       90
     = Genuine Parts Co.    2,700                                            124
    o= IAC InterActiveCorp.    5,500                                         147
     = May Department Stores, Co.    11,200                                  460
    o= Office Depot, Inc.    32,500                                          922
    o= Saks, Inc.    6,900                                                   146
     = Sears Holdings Corp.    7,624                                       1,176
     = Talbots, Inc.    5,100                                                174
     = Target Corp.    10,000                                                588
                                                                     -----------
                                                                           4,020

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.3%
       -------------------------------------------------------------------------
    o= Advanced Micro Devices, Inc.    73,700                              1,480
    o= Applied Materials, Inc.    32,900                                     607
    o= Fairchild Semiconductor International, Inc.    1,800                   30
    o= Integrated Device Technology, Inc.    4,600                            53
     = Intersil Holding Corp., Class A    35,900                             696
     = Microchip Technology, Inc.    15,500                                  482
                                                                     -----------
                                                                           3,348
       SOFTWARE & SERVICES  2.2%
       -------------------------------------------------------------------------
     = Adobe Systems, Inc.    19,600                                         581
    o= Check Point Software Technologies Ltd.    6,800                       153
     = Electronic Data Systems Corp.    31,000                               638
    o= Google, Inc.    1,600                                                 460
    o= Mercury Interactive Corp.    11,500                                   453
     = Microsoft Corp.    24,400                                             625
    o= Synopsys, Inc.    7,500                                               139
    o= Verity, Inc.    6,300                                                  63
                                                                     -----------
                                                                           3,112
       TECHNOLOGY HARDWARE & EQUIPMENT  5.0%
       -------------------------------------------------------------------------
    o= Avaya, Inc.    13,300                                                 137
    o= Avocent Corp.    3,100                                                108
    o= Corning, Inc.    30,100                                               573
    o= EMC Corp.    38,400                                                   526
    o= Flextronics International Ltd.    6,700                                91
    o= Foundry Networks, Inc.    17,700                                      210
     = Hewlett Packard Co.    68,200                                       1,679
     = International Business Machines Corp.    14,100                     1,177
    o= Juniper Networks, Inc.    22,700                                      545
     = Lucent Technologies, Inc.    154,000                                  451
     = Motorola, Inc.    35,500                                              752
    o= Solectron Corp.    123,000                                            472
    o= Vishay Intertechnology, Inc.    12,800                                179
    o= Xerox Corp.    14,800                                                 196
                                                                     -----------
                                                                           7,096

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TELECOMMUNICATION SERVICES  1.5%
       -------------------------------------------------------------------------
     = Alltel Corp.    3,800                                                 253
     = Century Telephone Enterprises, Inc.    10,300                         354
    o= IDT Corp.    8,135                                                    105
    o= Qwest Communication International, Inc.    291,500                  1,114
     = Suntrust Banks, Inc.    2,078                                         151
    o= Wireless Facilities, Inc.    17,400                                   112
                                                                     -----------
                                                                           2,089

       TRANSPORTATION  2.7%
       -------------------------------------------------------------------------
     = CNF, Inc.    23,400                                                 1,207
     = CSX Corp.    34,800                                                 1,585
     = J.B. Hunt Transport Services, Inc.    9,600                           188
    o= Kansas City Southern Industries, Inc.    7,500                        169
    o= Laidlaw International, Inc.    12,900                                 332
     = Union Pacific Corp.    2,300                                          162
     = Werner Enterprises, Inc.    9,600                                     182
                                                                     -----------
                                                                           3,825

       UTILITIES  1.2%
       -------------------------------------------------------------------------
     = American Electric Power Co., Inc.    22,200                           859
     = Constellation Energy Group, Inc.    6,400                             386
     = DPL, Inc.    10,300                                                   284
     = ONEOK, Inc.    3,900                                                  136
                                                                     -----------
                                                                           1,665

       SECURITY                                    FACE AMOUNT
         RATE, MATURITY DATE                       ($ x 1,000)
       U.S. GOVERNMENT SECURITIES  11.2% of net assets

       U.S. Treasury Bond
           9.13%, 05/15/18                                 100               145
   (8)     8.13%, 08/15/19                               1,300             1,788
           7.13%, 02/15/23                                 100               131
           6.88%, 08/15/25                                 250               325
  =(9)     6.00%, 02/15/26                               1,500             1,787
     =     6.63%, 02/15/27                               1,000             1,283
           5.50%, 08/15/28                                 100               114
       U.S. Treasury Inflation-Protected Security
           3.38%, 01/15/07                                 300               378
           0.88%, 04/15/10                                 400               394
     =     1.63%, 01/15/15                                 300               299
       U.S. Treasury Note
 =~(1)     3.75%, 03/31/07                               5,400             5,380
  =(6)     4.00%, 06/15/09                               2,000             1,992
           4.00%, 04/15/10                                 500               497
     ~     5.00%, 08/15/11                                 700               731
           4.25%, 11/15/13                                 100               100
           4.00%, 02/15/14                                 200               196
           4.25%, 08/15/14                                 200               200
       U.S. Treasury Stripped Bond
           0.00%, 11/15/16                                 300               182
                                                                     -----------
                                                                          15,922

       FOREIGN GOVERNMENT SECURITIES  1.1% of net assets

       Bundes Republic of Deutschland
       Series 97
           6.50%, 07/04/27                                 500               861

       SECURITY                                    FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ x 1,000)       ($ x 1,000)
       France Government Bond
           4.00%, 04/25/49                                 100               126
       UK Treasury Gilt
           4.75%, 09/07/15                                 300               547
                                                                     -----------
                                                                           1,534

       CORPORATE BONDS  3.0% of net assets

       FIXED-RATE OBLIGATIONS  1.8%
       -------------------------------------------------------------------------
       DaimlerChrysler NA Holding
           6.40%, 05/15/06                                 200               203
     = El Paso Corp.
           7.80%, 08/01/31                                 100               101
       Federal Republic of Brazil
           4.31%, 04/15/09                                 235               234
           11.00%, 08/17/40                                800               942
         Series EI
           4.25%, 04/15/06                                  32                32
     = General Acceptance Corp.
           6.88%, 08/28/12                                 200               192
       General Motors Corp.
           8.38%, 07/15/33                                 100                91
     = Harrahs Operating Co., Inc.
           5.63%, 06/01/15                                 500               507
     = Republic of Panama
           9.38%, 01/16/23                                 250               313
                                                                     -----------
                                                                           2,615

       VARIABLE-RATE OBLIGATIONS  1.2%
       -------------------------------------------------------------------------
     = DaimlerChrysler NA Holding
           3.20%, 03/07/05                                 400               399
       Freddie Mac Structured
       Series T-61 Class 1A1
           3.75%, 08/01/05                               1,020             1,040
       HSBC Bank USA
           3.51%, 09/21/05                                 250               250
       TXU Energy Co, L.L.C. 144A
           4.36%, 10/14/05                                  50                50
                                                                     -----------
                                                                           1,739

       MUNICIPAL BONDS  1.3% of net assets

       REVENUE BONDS  1.3%
       -------------------------------------------------------------------------
     = Golden State, California Securitization Corp.
       Revenue Bond, Series 2003-A-1
           6.25%, 06/01/33                                 250               279
    =+ Massachusetts State Water Resource Authority
       General Revenue Bond, Series 2002J
           5.00%, 08/01/32                                 250               260
     = Tobacco Settlement Financing Corp. of Rhode Island
       Revenue Bond, Series 2002A
           6.25%, 06/01/42                                 500               537
    =+ Triborough, New York Bridge & Tunnel Authority
       Revenue Bond, Series 2002B
           5.00%, 11/15/32                                 750               783
                                                                     -----------
                                                                           1,859

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

       SECURITY                                    FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ x 1,000)       ($ x 1,000)
       AGENCY MORTGAGE-BACKED SECURITIES  14.9% of net assets

       COLLATERALIZED MORTGAGE OBLIGATIONS  0.0%
       -------------------------------------------------------------------------
       Fannie Mae
       Series 2003-3 Class PA
           4.50%, 08/25/09                                  31                31

       U.S. GOVERNMENT AGENCY MORTGAGES  14.9%
       -------------------------------------------------------------------------
       Fannie Mae
  =(7) Pool# 357748
           5.50%, 04/01/35                               1,972             1,984
       Pool# 535846
           6.00%, 04/01/16                                  37                38
       Pool# 555454
           6.00%, 03/01/18                                  26                27
       Pool# 725425
           5.50%, 04/01/34                                 907               913
   (2) Pool# 725773
           5.50%, 09/01/34                               5,274             5,305
  =(4) Pool# 725946
           5.50%, 11/01/34                               3,036             3,054
       Pool# 732153
           4.50%, 07/01/33                                 144               139
       Pool# 733910
           4.50%, 08/01/33                                 211               203
     = Pool# 735227
           5.50%, 02/01/35                               1,260             1,267
       Pool# 735228
           5.50%, 02/01/35                                 981               987
       Pool# 826993
           5.50%, 06/01/35                                 999             1,005
       Fannie Mae ARM
       Pool# 606116
           4.53%, 08/01/05                                  30                30
       Fannie Mae TBA
     ~     4.00%, 08/15/20                                 500               482
     ~     4.50%, 08/11/35                               1,500             1,439
  ~(3)     6.00%, 08/15/35                               4,000             4,088
       Freddie Mac
       Pool# C90580
           6.00%, 09/01/22                                 229               236
                                                                     -----------
                                                                          21,197

       NON-AGENCY MORTGAGE-BACKED SECURITIES  1.1% of net assets

       FIXED-RATE OBLIGATIONS  0.1%
       -------------------------------------------------------------------------
       Bank of America Mortgage Securities
       Series 2004-2 Class 5A1
           6.50%, 10/25/19                                 138               141
       Residential Funding Mortgage Security I
       Series-S9 Class A1
           6.50%, 03/25/32                                  73                74
                                                                     -----------
                                                                             215

       VARIABLE-RATE OBLIGATIONS  1.0%
       -------------------------------------------------------------------------
       Bear Stearns Adjustable Rate Mortgage Trust
       Series 2002-11 Class 1A1
           5.64%, 08/01/05                                  87                88
       Series 2002-5 Class 6A
           5.93%, 08/25/05                                  33                33
       Series 2002-9 Class 2A
           5.26%, 08/01/05                                  57                57
       Series 2005-4 Class 23A2
           5.45%, 08/25/05                                 190               191
       Fannie Mae Grantor Trust
       Series 2005-T3 Class A1A
           3.50%, 08/25/05                                 195               195
       Quest Trust, 144A
       Series 2004-X2 Class A1
           4.02%, 08/25/05                                  87                87
       Structured Asset Securities Corp.
       Series 2002-13 Class 2A1
           3.81%, 08/25/05                                  76                76
     = Washington Mutual
       Series 2003-R1 Class A1
           3.73%, 08/25/05                                 635               634
                                                                     -----------
                                                                           1,361

       SECURITY AND NUMBER OF SHARES

       PREFERRED STOCK  0.0% of net assets

       Fannie Mae Preferred    190                                            11

       SECURITY                                    FACE AMOUNT
         RATE, MATURITY DATE                       ($ x 1,000)
       SHORT-TERM INVESTMENTS  5.1% of net assets

       U.S. GOVERNMENT SECURITIES  0.4%
       -------------------------------------------------------------------------
       Fannie Mae
           3.30%, 08/17/05                                 100               100
           3.47%, 10/19/05                                 200               198
       Freddie Mac
           3.50%, 11/10/05                                 100                99
     = U.S. Treasury Bill
           2.95%, 09/15/05                                 110               110
                                                                     -----------
                                                                             507

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  4.7%
       -------------------------------------------------------------------------
       ANZ (Delaware), Inc.
           3.51%, 10/18/05                                 900               893
       Carolina Light & Power Co.
           3.67%, 10/11/05                                 200               198
       Ford Motor Credit Co.
           4.39%, 03/21/07                                 400               396
       General Electric Capital Corp.
           3.50%, 10/12/05                               1,100             1,092
       HBOS Treasury Services
           3.45%, 10/05/05                                 500               497
       ING (U.S.) Funding, L.L.C.
           3.51%, 10/18/05                                 300               298
       Nordea North America, Inc.
           3.52%, 10/21/05                               1,100             1,091
       Rabobank USA Funding Corp.
           3.28%, 08/01/05                               1,000             1,000
           3.62%, 11/28/05                                 200               197
       UBS Finance (Delaware), Inc.
           3.59%, 11/21/05                               1,100             1,088
                                                                     -----------
                                                                           6,750

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
       OTHER INVESTMENTS  2.6% of net assets

       OTHER INVESTMENT COMPANIES  2.6%
       ------------------------------------------------------------------------
     = Provident Institutional Funds -- TempFund
           3,727,425,                                                     3,727

                                                     NUMBER OF
       SECURITY DESCRIPTION                          CONTRACTS
       OPTIONS  0.0% of net assets

       PUT OPTIONS  0.0%
       ------------------------------------------------------------------------
       90 Day Euro Dollar Futures, Strike
       Price 92.50, Expires 03/13/06                        35                1
       90 Day Euro Dollar Futures, Strike
       Price 93.75, Expires 09/19/05                        37               -- *
       90 Day Euro Dollar Futures, Strike
       Price 93.75, Expires 12/19/05                        50               -- *
       90 Day Libor Futures, Strike Price
       94.375, Expires 12/21/05                             10               -- *
                                                                    -----------
                                                                              1

END OF INVESTMENTS

       SECURITY                                    FACE AMOUNT
         RATE, MATURITY DATE                       ($ x 1,000)
       SHORT SALES  5.0% of net assets

       U.S. GOVERNMENT AGENCY MORTGAGES  0.1%
       ------------------------------------------------------------------------
     ~ Fannie Mae TBA
           5.50%, 08/11/35                                 200              201

       U.S. GOVERNMENT SECURITIES  4.9%
       ------------------------------------------------------------------------
     ~ U.S Treasury Note
           6.00%, 08/15/09                                 400              428
       U.S. Treasury Note
     ~     4.38%, 05/15/07                                 500              503
     ~     4.00%, 11/15/12                               1,100            1,088
     ~     3.63%, 05/15/13                               3,200            3,082
     ~     4.13%, 05/15/15                               1,800            1,778
                                                                     ----------
                                                                          6,879

                                                     NUMBER OF
       SECURITY DESCRIPTION                          CONTRACTS
       OPTIONS WRITTEN  0.0% of net assets

       CALL OPTIONS  0.0%
       ------------------------------------------------------------------------
       3 Month LIBOR, Strike Price 4.00, Expires
       10/31/05                                             70               -- *

       PUT OPTIONS  0.0%
       ------------------------------------------------------------------------
       3 Month LIBOR, Strike Price 7.00, Expires
       10/31/05                                             70               -- *

END OF SHORT SALES AND OPTIONS WRITTEN

At 07/31/05, the tax basis cost of the fund's investments was $144,611, and the unrealized gains and losses were $11,992 and ($2,109), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $137, or 0.1% of the fund's total net assets.

* Amounts stated as `--` are less than $1.

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 7/31/05. All numbers x 1,000 except number of futures contracts.

Swap Agreements

                                                        Notional    Unrealized
                                                         Amount   Gains/(Losses)
INTEREST RATE SWAPS

BRITISH POUNDS
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 09/15/10,
Citibank                                                    100              1
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 09/15/10,
Barclays Bank                                               600              2
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/16/19,
Citibank                                                    100             -- *
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 06/18/34,
Barclays Bank                                               300              1
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 06/18/34,
HSBC Bank USA, N.A.                                         200              2

EUROPEAN EURO
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/14,
Merrill Lynch                                             2,400            (17)
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 6.00%, expires 06/18/34,
JP Morgan Chase                                             300              46
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 6.00%, expires 06/18/34,
Merrill Lynch                                               200             -- *
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 6.00%, expires 03/15/32,
JP Morgan Chase                                             500             51

U.S. DOLLARS
Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/07,
Goldman Sachs                                             1,000              6
Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/10,
Lehman Brothers, Inc.                                       400             (7)
Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/10,
Greenwich Capital                                         5,300            (76)
Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/15,
JP Morgan Chase                                           1,000             32
Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 6.00%, expires 12/15/24,
UBS AG                                                      200             (6)

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

All numbers x 1,000 except number of futures contracts.

Swap Agreements (continued)

CREDIT DEFAULT SWAPS

U.S. DOLLARS
GMAC Rate 1.70%
Expires 09/20/06, Morgan Stanley                            100             -- *
GMAC Rate 1.71%
Expires 09/20/06, UBS AG                                    100             -- *
GMAC Rate 1.75%
Expires 09/20/06, Morgan Stanley                            100              1
GMAC Rate 1.80%
Expires 09/20/06, UBS AG                                    200              1
Eli Lilly & Co. Rate 0.16%,
expires 12/20/08, Barclays Bank PLC                         100             -- *
Johnson & Johnson, Inc. Rate 0.11%,
expires 12/20/08, Lehman Brothers, Inc.                     100             -- *
Eaton Corp. Rate 0.28%,
expires 12/20/08, Citibank N.A.                             100             -- *
Whirlpool Corp. Rate 0.29%,
expires 12/20/08, Lehman Brothers, Inc.                     100             -- *
Home Depot, Inc. Rate 0.12%,
expires 12/20/08, Lehman Brothers, Inc.                     100             -- *
Fedex Corp. Rate 0.29%,
expires 12/20/08, Citibank N.A.                             100             -- *
Allstate Corp. Rate 0.26%,
expires 12/20/08, Morgan Stanley                            100             -- *
Wal-mart Stores, Inc. Rate 0.14%,
Expires 12/20/08, Citibank N.A.                             200             -- *
Ingersoll-Rand Co. Ltd. Rate 0.32%,
expires 12/20/08, Merrill Lynch                             100             -- *
Emerson Electric Co. Rate 0.21%,
expires 12/20/08, Morgan Stanley                            100             -- *
Autozone, Inc. Rate 0.35%,
expires 12/20/08, UBS AG                                    200              1
Radioshack Corp. Rate 0.35%,
expires 12/20/08, Lehman Brothers, Inc.                     100              1
Masco Corp. Rate 0.30%,
expires 12/20/08, Lehman Brothers, Inc.                     100             -- *
People's Republic of China Rate 0.40%,
expires 06/20/09, Lehman Brothers, Inc.                     200             (1)
DJ CDX Rate 0.40%,
Expires 06/20/10, Barclays Bank PLC                       1,700              8
                                                                  --------------
                                                                            46

Futures Contracts

                                   Number of         Contract       Unrealized
                                   Contracts          Value       Gains/(Losses)
90 Day Eurodollar, Long
expires 09/19/05                           9           2,161                (1)
90 Day Eurodollar, Long
expires 12/19/05                          52          12,446               (43)
90 Day Eurodollar, Long
expires 03/16/06                           2             478                (3)
5 Year, Short
U.S. Treasury Note,
expires 09/21/05                           6             643                14
UK Gilt, Long
expires 09/28/05                           2             397                (3)
                                                                  --------------
                                                                           (36)

* Amounts stated as '--' are less than $1.

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

All numbers x 1,000 except number of futures contracts.

Forward Foreign Currency Contracts

                                                 Amount of                                Amount of
                            Currency to         Currency to          Currency to         Currency to       Unrealized
   Expiration Date          be received         be received         be Delivered        be Delivered     Gains/(Losses)
      08/02/05            Chilean Pesos              1,895         U.S. Dollars                  3                 -- *
      08/02/05            U.S. Dollars                   3         Chilean Pesos             1,895                 -- *
      08/11/05            Japanese Yen             112,200         U.S. Dollars              1,005                 (5)
      08/16/05            Chilean Pesos             11,171         U.S. Dollars                 19                  1
      08/23/05            Brazilian Real                27         U.S. Dollars                 11                 -- *
      08/23/05            Peruvian New Sol              35         U.S. Dollars                 11                 -- *
      08/23/05            Polish Zloty                  33         U.S. Dollars                 10                 -- *
      08/23/05            Russian Ruble                257         U.S. Dollars                  9                 -- *
      08/24/05            Singapore Dollars             16         U.S. Dollars                 10                 -- *
      08/24/05            South Korean Won          10,500         U.S. Dollars                 10                 -- *
      08/24/05            Taiwanese Dollars            300         U.S. Dollars                 10                 -- *
      08/25/05            U.S. Dollars               1,021         European Euro               839                  2
      08/30/05            U.S. Dollars                 565         British Pounds              321                  1
      08/31/05            Mexican Pesos                179         U.S. Dollars                 16                  1
      08/31/05            Slovakian Koruna             330         U.S. Dollars                 11                 -- *
      09/06/05            Brazilian Real                27         U.S. Dollars                 11                 -- *
      09/06/05            U.S. Dollars                 436         Brazilian Real            1,125                (26)
      09/13/05            Chilean Pesos              5,454         U.S. Dollars                  9                 -- *
      09/14/05            Peruvian New Sol              63         U.S. Dollars                 19                 -- *
      09/20/05            Singapore Dollars             16         U.S. Dollars                 10                 -- *
      09/21/05            Indian Rupee               1,362         U.S. Dollars                 31                 -- *
      09/21/05            South Korean Won          10,700         U.S. Dollars                 11                 -- *
      09/21/05            Tiawanese Dollars            300         U.S. Dollars                 10                 -- *
      09/23/05            Mexican Pesos                101         U.S. Dollars                  9                 -- *
      09/23/05            Russian Ruble                276         U.S. Dollars                 10                 -- *
      09/26/05            Polish Zloty                  34         U.S. Dollars                 10                 -- *
      09/26/05            Slovakian Koruna             603         U.S. Dollars                 19                 -- *
      10/20/05            Brazilian Real                27         U.S. Dollars                 11                 -- *
      01/26/06            Singapore Dollars             28         U.S. Dollars                 17                 -- *
      01/26/06            South Korean Won          34,900         U.S. Dollars                 34                 -- *
      02/02/06            Chilean Pesos              1,898         U.S. Dollars                  3                 -- *
                                                                                                         ------------
                                                                                                                  (26)

* Amounts stated as '--' are less than $1.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)


PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top holdings.

(1)  Top Holding

 = All or a portion of this security is held as collateral for open futures contracts

 /   Issuer is affiliated with the fund's adviser

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 100.0% OTHER INVESTMENT COMPANIES                        438,356       478,557
   0.1% U.S. TREASURY OBLIGATION                              299           299
--------------------------------------------------------------------------------
 100.1% TOTAL INVESTMENTS                                 438,655       478,856
 (0.1)% OTHER ASSETS AND LIABILITIES, NET                                  (565)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                478,291

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
      OTHER INVESTMENT COMPANIES  100.0% of net assets
/ =(1)Schwab Institutional Select S&P 500 Fund    21,937,621             213,672
  /(2)Schwab International Index Fund, Select Shares    8,800,845        144,334
  /(3)Schwab Small-Cap Index Fund, Select Shares    5,151,736            120,551
                                                                       ---------
                                                                         478,557


      SECURITY                                         FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      U.S. TREASURY OBLIGATION 0.1% of net assets
   =  U.S. Treasury Bill
               2.99%, 09/15/05                              300           299

      END OF INVESTMENTS.

      At 07/31/05, the tax basis cost of the fund's investments was $442,188, and the unrealized gains and losses were $49,425 and $(12,757), respectively.

      In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF         CONTRACT      UNREALIZED
                                          CONTRACTS      VALUE           GAIN
      FUTURES CONTRACTS
      S&P 500 Index, Long Expires
      09/16/05                                6          1,855            37

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Ten Holding

 o   Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /   Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
  82.2% OTHER INVESTMENT COMPANIES                        477,996       556,810
  16.4% COMMON STOCK                                       70,048       110,922
   1.3% SHORT-TERM INVESTMENT                               8,964         8,964
   0.1% U.S. TREASURY OBLIGATION                              812           812
--------------------------------------------------------------------------------
 100.0% TOTAL INVESTMENTS                                 557,820       677,508
 (0.0)% OTHER ASSETS AND LIABILITIES, NET                                   (55)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                677,453

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 16.4% of net assets
      AUTOMOBILES & COMPONENTS  0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    700                                         14
      Dana Corp.    1,578                                                     25
      Delphi Corp.    5,743                                                   30
      Ford Motor Co.    18,103                                               194
      General Motors Corp.    5,425                                          200
    o Goodyear Tire & Rubber Co.    1,600                                     28
      Harley-Davidson, Inc.    3,000                                         160
      Johnson Controls, Inc.    1,800                                        103
      Visteon Corp.    1,558                                                  14
                                                                       ---------
                                                                             768

      BANKS 1.2%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    3,300                                               92
      Bank of America Corp.    39,824                                      1,736
      BB&T Corp.    5,300                                                    222
      Comerica, Inc.    1,700                                                104
      Compass Bancshares, Inc.    1,200                                       58
      Countrywide Financial Corp.    5,298                                   191
      Fannie Mae    9,400                                                    525
      Fifth Third Bancorp    5,369                                           231
      First Horizon National Corp.    1,200                                   49
      Freddie Mac    6,600                                                   418
      Golden West Financial Corp.    2,800                                   182
      Huntington Bancshares, Inc.    2,262                                    56
      KeyCorp, Inc.    4,400                                                 151
      M&T Bank Corp.    998                                                  108
      Marshall & Ilsley Corp.    2,056                                        94
      MGIC Investment Corp.    900                                            62
      National City Corp.    6,100                                           225
      North Fork Bancorp., Inc.    4,500                                     123
      PNC Financial Services Group, Inc.    2,800                            154
      Regions Financial Corp.    4,542                                       153
      Sovereign Bancorp, Inc.    3,700                                        89
      SunTrust Banks, Inc.    3,500                                          255
      Synovus Financial Corp.    2,750                                        81
      U.S. Bancorp    18,662                                                 561
      Wachovia Corp.    15,610                                               786
      Washington Mutual, Inc.    8,682                                       369
      Wells Fargo & Co.    16,615                                          1,019
      Zions Bancorp.    900                                                   64
                                                                       ---------
                                                                           8,158

      CAPITAL GOODS  1.4%
      --------------------------------------------------------------------------
      3M Co.    7,600                                                        570
      American Power Conversion Corp.    1,725                                49
      American Standard Cos., Inc.    2,100                                   93
      The Boeing Co.    8,078                                                533
      Caterpillar, Inc.    6,600                                             356
      Cooper Industries Ltd., Class A    900                                  58
      Crane Co.    300                                                         9
      Cummins, Inc.    400                                                    34
      Danaher Corp.    2,800                                                 155
      Deere & Co.    2,300                                                   169
      Dover Corp.    2,000                                                    83
      Eaton Corp.    1,400                                                    92
      Emerson Electric Co.    4,000                                          263
      Fluor Corp.    800                                                      51
      General Dynamics Corp.    2,000                                        230
 =(7) General Electric Co.    104,100                                      3,591
      Goodrich Corp.    1,100                                                 49

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Honeywell International, Inc.    8,437                                  331
     Illinois Tool Works, Inc.    2,700                                      231
     Ingersoll-Rand Co., Class A    1,650                                    129
     ITT Industries, Inc.    900                                              96
     L-3 Communications Holdings, Inc.    1,100                               86
     Lockheed Martin Corp.    3,900                                          243
     Masco Corp.    4,500                                                    153
   o Navistar International Corp.    700                                      24
     Northrop Grumman Corp.    3,592                                         199
     Paccar, Inc.    1,575                                                   114
     Pall Corp.    1,000                                                      31
     Parker Hannifin Corp.    1,150                                           76
   o Power-One, Inc.    400                                                    2
     Raytheon Co.    4,500                                                   177
     Rockwell Automation, Inc.    1,900                                       98
     Rockwell Collins, Inc.    1,900                                          93
     Textron, Inc.    1,500                                                  111
   o Thomas & Betts Corp.    281                                              10
     Tyco International Ltd.    19,803                                       603
     United Technologies Corp.    10,000                                     507
     W.W. Grainger, Inc.    900                                               56
                                                                     -----------
                                                                           9,755

     COMMERCIAL SERVICES & SUPPLIES  0.2%
     ---------------------------------------------------------------------------
   o Allied Waste Industries, Inc.    3,100                                   26
   o Apollo Group, Inc., Class A    1,700                                    128
     Avery Dennison Corp.    1,200                                            68
     Cendant Corp.    10,332                                                 221
     Cintas Corp.    1,638                                                    73
     Deluxe Corp.    700                                                      28
     Equifax, Inc.    1,200                                                   44
     H&R Block, Inc.    1,700                                                 97
   o Monster Worldwide, Inc.    954                                           29
   o PHH Corp.    476                                                         13
     Pitney Bowes, Inc.    2,300                                             102
     R.R. Donnelley & Sons Co.    2,100                                       76
     Robert Half International, Inc.    1,700                                 58
     Waste Management, Inc.    5,517                                         155
                                                                     -----------
                                                                           1,118

     CONSUMER DURABLES & APPAREL  0.2%
     ---------------------------------------------------------------------------
     Black & Decker Corp.    900                                              81
     Brunswick Corp.    900                                                   42
     Centex Corp.    1,200                                                    89
   o Coach, Inc.    3,600                                                    126
     Eastman Kodak Co.    3,100                                               83
     Fortune Brands, Inc.    1,400                                           132
     Hasbro, Inc.    1,650                                                    36
     Jones Apparel Group, Inc.    1,200                                       37
     KB Home    800                                                           66
     Leggett & Platt, Inc.    2,000                                           51
     Liz Claiborne, Inc.    1,200                                             50
     Mattel, Inc.    4,150                                                    78
     Maytag Corp.    900                                                      15
     Newell Rubbermaid, Inc.    2,745                                         68
     Nike, Inc., Class B    2,300                                            193
     Pulte Homes, Inc.    1,200                                              112
     Reebok International Ltd.    500                                         21
     Snap-On, Inc.    600                                                     22
     The Stanley Works    600                                                 29
     VF Corp.    1,200                                                        71
     Whirlpool Corp.    800                                                   64
                                                                     -----------
                                                                           1,466

     DIVERSIFIED FINANCIALS  1.2%
     ---------------------------------------------------------------------------
     American Express Co.    11,500                                          632
     The Bank of New York Co., Inc.    7,300                                 225
     The Bear Stearns Cos., Inc.    1,082                                    110
     Capital One Financial Corp.    2,400                                    198
   / The Charles Schwab Corp.    11,242                                      154
     CIT Group, Inc.    2,000                                                 88
 (9) Citigroup, Inc.    51,292                                             2,231
   o E*TRADE Financial Corp.    3,500                                         54
     Federated Investors, Inc., Class B    1,100                              35
     Franklin Resources, Inc.    1,900                                       154
     Goldman Sachs Group, Inc.    4,379                                      471
     Janus Capital Group, Inc.    2,200                                       33
     JPMorgan Chase & Co.    34,915                                        1,227
     Lehman Brothers Holdings, Inc.    2,600                                 273
     MBNA Corp.    12,550                                                    316
     Mellon Financial Corp.    4,100                                         125
     Merrill Lynch & Co., Inc.    9,400                                      552
     Moody's Corp.    3,000                                                  142
     Morgan Stanley    10,900                                                578
     Northern Trust Corp.    2,200                                           112
     Principal Financial Group, Inc.    3,065                                135
   o Providian Financial Corp.    2,900                                       55
     SLM Corp.    4,500                                                      232
     State Street Corp.    3,300                                             164
     T. Rowe Price Group, Inc.    1,200                                       80
                                                                     -----------
                                                                           8,376

     ENERGY  1.5%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    1,000                                             118
     Anadarko Petroleum Corp.    2,418                                       214
     Apache Corp.    3,308                                                   226
     Baker Hughes, Inc.    3,360                                             190
     BJ Services Co.    1,500                                                 91
     Burlington Resources, Inc.    3,810                                     244
     ChevronTexaco Corp.    20,654                                         1,198
     ConocoPhillips    13,692                                                857

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Devon Energy Corp.    4,600                                            258
      El Paso Corp.    6,306                                                  76
      EOG Resources, Inc.    2,256                                           138
  (6) Exxon Mobil Corp.    62,758                                          3,687
      Halliburton Co.    4,958                                               278
      Kerr-McGee Corp.    1,041                                               84
      Kinder Morgan, Inc.    1,107                                            98
      Marathon Oil Corp.    3,589                                            209
    o Nabors Industries Ltd.    1,400                                         92
    o National-Oilwell Varco, Inc.    1,600                                   84
      Noble Corp.    1,300                                                    87
      Occidental Petroleum Corp.    3,900                                    321
    o Rowan Cos., Inc.    1,100                                               38
      Schlumberger Ltd.    5,700                                             477
      Sunoco, Inc.    700                                                     88
    o Transocean, Inc.    2,945                                              166
      Unocal Corp.    2,700                                                  175
      Valero Energy Corp.    2,400                                           199
      Williams Cos., Inc.    5,000                                           106
      XTO Energy, Inc.    3,333                                              117
                                                                     -----------
                                                                           9,916

      FOOD & STAPLES RETAILING  0.5%
      --------------------------------------------------------------------------
      Albertson's, Inc.    3,538                                              75
      Costco Wholesale Corp.    4,400                                        202
      CVS Corp.    7,800                                                     242
    o Kroger Co.    7,200                                                    143
      Safeway, Inc.    4,200                                                 102
      Supervalu, Inc.    1,400                                                50
      Sysco Corp.    6,200                                                   224
      Wal-Mart Stores, Inc.    33,300                                      1,643
      Walgreen Co.    9,900                                                  474
    o Winn-Dixie Stores, Inc.    1,500                                         2
                                                                     -----------
                                                                           3,157

      FOOD BEVERAGE & TOBACCO  0.8%
      --------------------------------------------------------------------------
      Altria Group, Inc.    20,300                                         1,359
      Anheuser-Busch Cos., Inc.    7,800                                     346
      Archer-Daniels-Midland Co.    6,532                                    150
      Brown-Forman Corp., Class B    904                                      53
      Campbell Soup Co.    3,200                                              99
      The Coca-Cola Co.    22,300                                            976
      Coca-Cola Enterprises, Inc.    4,000                                    94
      ConAgra Foods, Inc.    4,900                                           111
      General Mills, Inc.    3,576                                           170
      H.J. Heinz Co.    3,400                                                125
      Hershey Foods Corp.    2,400                                           153
      Kellogg Co.    3,400                                                   154
      McCormick & Co., Inc.    1,400                                          49
      Molson Coors Brewing Co., Class B    800                                50
      The Pepsi Bottling Group, Inc.    1,932                                 56
      PepsiCo, Inc.    16,460                                                898
      Reynolds American, Inc.    1,142                                        95
      Sara Lee Corp.    7,600                                                151
      UST, Inc.    1,600                                                      74
      Wm. Wrigley Jr. Co.    1,900                                           135
                                                                     -----------
                                                                           5,298

      HEALTH CARE EQUIPMENT & SERVICES  0.8%
      --------------------------------------------------------------------------
      Aetna, Inc.    2,848                                                   220
      AmerisourceBergen Corp.    1,000                                        72
      Bausch & Lomb, Inc.    600                                              51
      Baxter International, Inc.    6,100                                    240
      Becton Dickinson & Co.    2,600                                        144
      Biomet, Inc.    2,475                                                   94
    o Boston Scientific Corp.    7,448                                       216
      C.R. Bard, Inc.    1,000                                                67
      Cardinal Health, Inc.    4,100                                         244
    o Caremark Rx, Inc.    4,470                                             199
      CIGNA Corp.    1,400                                                   149
    o Express Scripts, Inc.    1,600                                          84
    o Fisher Scientific International, Inc.    1,115                          75
      Guidant Corp.    3,000                                                 206
      HCA, Inc.    4,000                                                     197
      Health Management Associates, Inc., Class A    2,400                    57
    o Hospira, Inc.    1,530                                                  59
    o Humana, Inc.    1,400                                                   56
      IMS Health, Inc.    2,300                                               63
    o Laboratory Corp. of America Holdings    1,300                           66
      Manor Care, Inc.    1,100                                               42
      McKesson Corp.    2,654                                                119
    o Medco Health Solutions, Inc.    2,641                                  128
      Medtronic, Inc.    11,800                                              636
    o Millipore Corp.    400                                                  24
      PerkinElmer, Inc.    1,000                                              21
      Quest Diagnostics    1,802                                              93
    o St. Jude Medical, Inc.    3,500                                        166
      Stryker Corp.    3,784                                                 205
    o Tenet Healthcare Corp.    4,650                                         56
    o Thermo Electron Corp.    1,300                                          39
      UnitedHealth Group, Inc.    12,600                                     659
    o Waters Corp.    1,300                                                   59
    o WellPoint, Inc.    5,902                                               417
    o Zimmer Holdings, Inc.    2,300                                         189
                                                                     -----------
                                                                           5,412

      HOTELS RESTAURANTS & LEISURE  0.2%
      --------------------------------------------------------------------------
      Carnival Corp.    5,200                                                272
      Darden Restaurants, Inc.    1,800                                       62
      Harrah's Entertainment, Inc.    1,200                                   95

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Hilton Hotels Corp.    3,600                                            89
      International Game Technology    3,400                                  93
      Marriott International, Inc., Class A    2,200                         151
      McDonald's Corp.    12,400                                             387
    o Starbucks Corp.    3,960                                               208
      Starwood Hotels & Resorts Worldwide, Inc.    1,900                     120
      Wendy's International, Inc.    1,000                                    52
      Yum! Brands, Inc.    3,120                                             163
                                                                     -----------
                                                                           1,692

      HOUSEHOLD & PERSONAL PRODUCTS  0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    900                                      41
      Avon Products, Inc.    4,800                                           157
      Clorox Co.    1,500                                                     84
      Colgate-Palmolive Co.    5,300                                         280
      The Gillette Co.    9,700                                              521
      Kimberly-Clark Corp.    4,960                                          316
      Procter & Gamble Co.    25,000                                       1,391
                                                                     -----------
                                                                           2,790

      INSURANCE  0.7%
      --------------------------------------------------------------------------
      ACE Ltd.    2,500                                                      116
      AFLAC, Inc.    5,200                                                   234
      The Allstate Corp.    6,700                                            410
      AMBAC Financial Group, Inc.    1,015                                    73
      American International Group, Inc.    25,551                         1,538
      AON Corp.    2,625                                                      67
      Chubb Corp.    1,900                                                   169
      Cincinnati Financial Corp.    1,984                                     82
      Hartford Financial Services Group, Inc.    2,900                       234
      Jefferson-Pilot Corp.    1,412                                          71
      Lincoln National Corp.    1,900                                         92
      Loews Corp.    1,600                                                   134
      Marsh & McLennan Cos., Inc.    5,200                                   151
      MBIA, Inc.    1,350                                                     82
      Metlife, Inc.    7,310                                                 359
      The Progressive Corp.    2,100                                         209
      Prudential Financial, Inc.    5,200                                    348
      Safeco Corp.    1,100                                                   60
      The St. Paul Travelers Cos., Inc.    6,453                             284
      Torchmark Corp.    1,100                                                57
      UnumProvident Corp.    2,349                                            45
      XL Capital Ltd., Class A    1,300                                       93
                                                                     -----------
                                                                           4,908

      MATERIALS  0.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    2,300                                137
      Alcoa, Inc.    8,472                                                   238
      Allegheny Technologies, Inc.    735                                     21
      Ashland, Inc.    800                                                    49
      Ball Corp.    800                                                       30
      Bemis Co.    1,000                                                      27
      Chemtura Corp.    1,333                                                 21
      The Dow Chemical Co.    9,394                                          450
      E.I. du Pont de Nemours & Co.    9,592                                 409
      Eastman Chemical Co.    800                                             44
      Ecolab, Inc.    2,200                                                   74
      Engelhard Corp.    1,300                                                37
      Freeport-McMoran Copper & Gold, Inc., Class B    1,700                  68
      Georgia-Pacific Corp.    2,228                                          76
    o Hercules, Inc.    900                                                   13
      International Flavors & Fragrances, Inc.    1,100                       42
      International Paper Co.    4,846                                       153
      Louisiana-Pacific Corp.    600                                          16
      MeadWestvaco Corp.    1,970                                             58
      Monsanto Co.    2,493                                                  168
      Neenah Paper, Inc.    150                                                5
      Newmont Mining Corp.    4,201                                          158
      Nucor Corp.    1,800                                                   100
    o Pactiv Corp.    1,500                                                   33
      Phelps Dodge Corp.    910                                               97
      PPG Industries, Inc.    1,700                                          111
      Praxair, Inc.    3,200                                                 158
      Rohm & Haas Co.    2,205                                               102
    o Sealed Air Corp.    882                                                 47
      Sigma-Aldrich Corp.    600                                              39
      Temple-Inland, Inc.    1,200                                            48
      United States Steel Corp.    900                                        38
      Vulcan Materials Co.    800                                             56
      Weyerhaeuser Co.    2,300                                              159
      Worthington Industries, Inc.    900                                     16
                                                                     -----------
                                                                           3,298

      MEDIA  0.6%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    5,217                            170
    o Comcast Corp., Class A    21,843                                       671
      Dow Jones & Co., Inc.    800                                            30
      Gannett Co., Inc.    2,500                                             182
    o Interpublic Group of Cos., Inc.    3,700                                46
      Knight-Ridder, Inc.    900                                              56
      The McGraw-Hill Cos., Inc.    3,800                                    175
      Meredith Corp.    500                                                   25
      New York Times Co., Class A    1,400                                    44

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      News Corp, Inc., Class A    28,300                                     464
      Omnicom Group, Inc.    1,800                                           153
    o Time Warner, Inc.    45,150                                            768
      Tribune Co.    3,100                                                   113
    o Univision Communications, Inc., Class A    3,104                        88
      Viacom, Inc., Class B    16,981                                        569
      The Walt Disney Co.    20,119                                          516
                                                                     -----------
                                                                           4,070

      PHARMACEUTICALS & BIOTECHNOLOGY  1.4%
      --------------------------------------------------------------------------
      Abbott Laboratories    15,300                                          713
      Allergan, Inc.    1,300                                                116
    o Amgen, Inc.    12,488                                                  996
      Applied Biosystems Group -- Applera Corp.    2,000                      42
    o Biogen Idec, Inc.    3,125                                             123
      Bristol-Myers Squibb Co.    19,000                                     475
    o Chiron Corp.    1,800                                                   65
      Eli Lilly & Co.    10,900                                              614
    o Forest Laboratories, Inc.    3,400                                     136
    o Genzyme Corp.    2,400                                                 179
    o Gilead Sciences, Inc.    4,300                                         193
      Johnson & Johnson    29,254                                          1,871
    o King Pharmaceuticals, Inc.    2,133                                     24
    o Medimmune, Inc.    2,400                                                68
      Merck & Co., Inc.    21,600                                            671
      Mylan Laboratories, Inc.    2,600                                       45
 (10) Pfizer, Inc.    73,476                                               1,947
      Schering-Plough Corp.    14,100                                        293
    o Watson Pharmaceuticals, Inc.    1,000                                   33
      Wyeth    13,100                                                        599
                                                                     -----------
                                                                           9,203

      REAL ESTATE  0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    900                   40
      Archstone-Smith Trust    1,900                                          81
      Equity Office Properties Trust    3,900                                138
      Equity Residential    2,600                                            105
      Plum Creek Timber Co., Inc.    1,700                                    64
      ProLogis    1,700                                                       78
      Simon Property Group, Inc.    2,200                                    175
                                                                     -----------
                                                                             681

      RETAILING  0.7%
      --------------------------------------------------------------------------
    o Autonation, Inc.    3,000                                               65
    o AutoZone, Inc.    800                                                   78
    o Bed, Bath & Beyond, Inc.    2,800                                      129
      Best Buy Co., Inc.    3,150                                            241
    o Big Lots, Inc.    1,100                                                 14
      Circuit City Stores, Inc.    2,000                                      37
      Dillards, Inc., Class A    500                                          11
      Dollar General Corp.    3,303                                           67
    o eBay, Inc.    11,936                                                   499
      Family Dollar Stores, Inc.    1,700                                     44
      Federated Department Stores, Inc.    1,700                             129
      The Gap, Inc.    7,200                                                 152
      Genuine Parts Co.    1,800                                              82
      Home Depot, Inc.    21,700                                             944
      J.C. Penney Co., Inc. Holding Co.    2,800                             157
    o Kohl's Corp.    3,200                                                  180
      Limited Brands, Inc.    3,738                                           91
      Lowe's Cos., Inc.    7,600                                             503
      The May Department Stores Co.    2,800                                 115
      Nordstrom, Inc.    2,600                                                96
    o Office Depot, Inc.    3,300                                             94
      OfficeMax, Inc.    700                                                  21
      RadioShack Corp.    1,900                                               45
    o Sears Holdings Corp.    660                                            102
      The Sherwin-Williams Co.    1,200                                       57
      Staples, Inc.    7,125                                                 162
      Target Corp.    8,800                                                  517
      Tiffany & Co.    1,400                                                  48
      TJX Cos., Inc.    5,200                                                122
                                                                     -----------
                                                                           4,802

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.    3,840                                   77
    o Altera Corp.    3,680                                                   80
      Analog Devices, Inc.    3,400                                          133
    o Applied Materials, Inc.    16,200                                      299
    o Applied Micro Circuits Corp.    2,862                                    9
    o Broadcom Corp., Class A    2,900                                       124
    o Freescale Semiconductor, Inc., Class B    3,898                        100
      Intel Corp.    61,200                                                1,661
    o KLA-Tencor Corp.    1,800                                               93
      Linear Technology Corp.    3,000                                       117
    o LSI Logic Corp.    3,000                                                29
      Maxim Integrated Products, Inc.    3,100                               130
    o Micron Technology, Inc.    5,400                                        64
      National Semiconductor Corp.    3,400                                   84
    o Novellus Systems, Inc.    1,325                                         38
    o Nvidia Corp.    1,400                                                   38
    o PMC -- Sierra, Inc.    1,600                                            16
    o Teradyne, Inc.    1,700                                                 26
      Texas Instruments, Inc.    16,800                                      534
      Xilinx, Inc.    3,200                                                   91
                                                                     -----------
                                                                           3,743

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     SOFTWARE & SERVICES 0.9%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc.    4,800                                            142
   o Affiliated Computer Services, Inc., Class A    1,271                     63
     Autodesk, Inc.    2,400                                                  82
     Automatic Data Processing, Inc.    5,700                                253
   o BMC Software, Inc.    2,400                                              46
   o Citrix Systems, Inc.    1,800                                            43
     Computer Associates International, Inc.    5,625                        154
   o Computer Sciences Corp.    1,680                                         77
   o Compuware Corp.    3,600                                                 30
   o Convergys Corp.    1,354                                                 20
   o Electronic Arts, Inc.    2,866                                          165
     Electronic Data Systems Corp.    4,600                                   95
     First Data Corp.    7,888                                               324
   o Fiserv, Inc.    1,800                                                    80
   o Intuit, Inc.    1,972                                                    95
   o Mercury Interactive Corp.    800                                         31
 (8) Microsoft Corp.    99,400                                             2,546
   o Novell, Inc.    3,200                                                    19
   o Oracle Corp.    44,148                                                  600
   o Parametric Technology Corp.    2,700                                     19
     Paychex, Inc.    3,600                                                  126
     Sabre Holdings Corp., Class A    1,283                                   25
   o Siebel Systems, Inc.    4,300                                            36
   o SunGard Data Systems, Inc.    2,725                                      98
   o Symantec Corp.    11,721                                                257
   o Unisys Corp.    3,100                                                    20
   o Yahoo! Inc.    12,600                                                   420
                                                                     -----------
                                                                           5,866

     TECHNOLOGY HARDWARE & EQUIPMENT  1.1%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    857                                      22
   o Agilent Technologies, Inc.    4,437                                     117
   o Andrew Corp.    1,550                                                    17
   o Apple Computer, Inc.    8,000                                           341
   o Avaya, Inc.    4,132                                                     43
   o CIENA Corp.    3,200                                                      7
   o Cisco Systems, Inc.    63,500                                         1,216
   o Comverse Technology, Inc.    1,900                                       48
   o Corning, Inc.    13,900                                                 265
   o Dell, Inc.    24,200                                                    979
   o EMC Corp.    23,186                                                     317
   o Gateway, Inc.    3,100                                                   12
     Hewlett-Packard Co.    28,403                                           699
     International Business Machines Corp.    16,200                       1,352
   o Jabil Circuit, Inc.    1,998                                             62
   o JDS Uniphase Corp.    12,589                                             19
   o Lexmark International, Inc., Class A    1,300                            82
   o Lucent Technologies, Inc.    40,092                                     118
     Molex, Inc.    1,875                                                     53
     Motorola, Inc.    24,131                                                511
   o NCR Corp.    2,000                                                       69
   o Network Appliance, Inc.    3,400                                         87
   o QLogic Corp.    869                                                      27
     Qualcomm, Inc.    16,200                                                640
   o Sanmina -- SCI Corp.    5,000                                            24
     Scientific-Atlanta, Inc.    1,600                                        62
   o Solectron Corp.    7,900                                                 30
   o Sun Microsystems, Inc.    30,800                                        118
     Symbol Technologies, Inc.    1,908                                       22
     Tektronix, Inc.    900                                                   23
   o Tellabs, Inc.    4,000                                                   39
   o Xerox Corp.    9,400                                                    124
                                                                     -----------
                                                                           7,545

     TELECOMMUNICATION SERVICES  0.5%
     ---------------------------------------------------------------------------
     Alltel Corp.    3,100                                                   206
     AT&T Corp.    7,358                                                     146
     BellSouth Corp.    17,800                                               491
     CenturyTel, Inc.    1,350                                                47
     Citizens Communications Co.    2,576                                     34
   o Nextel Communications, Inc., Class A    11,100                          386
   o Qwest Communications International, Inc.    15,773                       60
     SBC Communications, Inc.    32,336                                      791
     Sprint Corp. (FON Group)    14,500                                      390
     Verizon Communications, Inc.    27,258                                  933
                                                                     -----------
                                                                           3,484

     TRANSPORTATION  0.3%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    3,800                             206
     CSX Corp.    2,200                                                      100
   o Delta Air Lines, Inc.    1,300                                            4
     FedEx Corp.    2,920                                                    246
     Norfolk Southern Corp.    3,600                                         134
     Ryder Systems, Inc.    400                                               16
     Southwest Airlines Co.    7,480                                         106
     Union Pacific Corp.    2,500                                            176
     United Parcel Service, Inc., Class B    10,818                          789
                                                                     -----------
                                                                           1,777

     UTILITIES  0.5%
     ---------------------------------------------------------------------------
   o The AES Corp.    6,000                                                   96

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   o Allegheny Energy, Inc.    1,070                                          30
     Ameren Corp.    1,800                                                   100
     American Electric Power Co., Inc.    3,860                              149
   o Calpine Corp.    2,700                                                    9
     Centerpoint Energy, Inc.    2,949                                        41
     Cinergy Corp.    1,600                                                   71
   o CMS Energy Corp.    1,000                                                16
     Consolidated Edison, Inc.    2,100                                      101
     Constellation Energy Group, Inc.    1,700                               102
     Dominion Resources, Inc.    3,378                                       250
     DTE Energy Co.    1,700                                                  80
     Duke Energy Corp.    8,852                                              261
   o Dynegy, Inc., Class A    3,100                                           17
     Edison International    3,200                                           131
     Entergy Corp.    2,100                                                  164
     Exelon Corp.    6,524                                                   349
     FirstEnergy Corp.    3,195                                              159
     FPL Group, Inc.    3,800                                                164
     KeySpan Corp.    1,300                                                   53
     Nicor, Inc.    500                                                       20
     NiSource, Inc.    2,646                                                  64
     Peoples Energy Corp.    200                                               9
     PG&E Corp.    4,000                                                     151
     Pinnacle West Capital Corp.    800                                       37
     PPL Corp.    1,800                                                      111
     Progress Energy, Inc.    2,475                                          110
     Public Service Enterprise Group, Inc.    2,300                          148
     Sempra Energy    2,103                                                   89
     The Southern Co.    7,200                                               252
     TECO Energy, Inc.    1,300                                               25
     TXU Corp.    2,367                                                      205
     Xcel Energy, Inc.    3,850                                               75
                                                                     -----------
                                                                           3,639

      OTHER INVESTMENT COMPANIES  82.2% of net assets

/=(1) Schwab Institutional Select S&P 500 Fund    15,581,881             151,767
 /(3) Schwab International Index Fund, Select Shares    8,302,506        136,161
 /(2) Schwab Small-Cap Index Fund, Select Shares    5,933,313            138,839
 /(4) Schwab Total Bond Market Fund    9,927,930                          99,379
 /(5) Schwab Value Advantage Money Fund, Institutional Shares
      30,663,895                                                          30,664
                                                                     -----------
                                                                         556,810


      SECURITY                                          FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENT 1.3% of net assets
      Bank of America, London Time Deposit
        2.74%, 08/01/05                                     8,964          8,964

      U.S. TREASURY OBLIGATION  0.1% of net assets
   =  U.S. Treasury Bill
        2.99%, 09/15/05                                       815            812

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $559,760, and the unrealized gains and losses were $130,748 and $(13,000), respectively.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                        NUMBER
                                          OF          CONTRACT       UNREALIZED
                                       CONTRACTS        VALUE           GAIN
FUTURES CONTRACTS
S&P 500 Index, Long Expires
09/16/05                                  33           10,204            204

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  85.2% OTHER INVESTMENT COMPANIES                       404,656        459,953
  13.8% COMMON STOCK                                      47,385         74,521
   0.9% SHORT-TERM INVESTMENT                              4,919          4,919
   0.1% U.S. TREASURY OBLIGATION                             648            647
--------------------------------------------------------------------------------
 100.0% TOTAL INVESTMENTS                                457,608        540,040
 (0.0)% OTHER ASSETS AND LIABILITIES, NET                                   (23)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                540,017

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
      COMMON STOCK  13.8% of net assets

      AUTOMOBILES & COMPONENTS  0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    400                                          8
      Dana Corp.    1,085                                                     17
      Delphi Corp.    3,884                                                   21
      Ford Motor Co.    12,185                                               131
      General Motors Corp.    3,650                                          134
    o Goodyear Tire & Rubber Co.    1,000                                     18
      Harley-Davidson, Inc.    2,000                                         106
      Johnson Controls, Inc.    1,200                                         69
      Visteon Corp.    1,047                                                   9
                                                                    ------------
                                                                             513
      BANKS 1.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    2,600                                               73
      Bank of America Corp.    26,286                                      1,146
      BB&T Corp.    3,600                                                    151
      Comerica, Inc.    1,100                                                 67
      Compass Bancshares, Inc.    800                                         39
      Countrywide Financial Corp.    3,498                                   126
      Fannie Mae    6,300                                                    352
      Fifth Third Bancorp    3,658                                           158
      First Horizon National Corp.    800                                     33
      Freddie Mac    4,500                                                   285
      Golden West Financial Corp.    2,000                                   130
      Huntington Bancshares, Inc.    1,597                                    40
      KeyCorp, Inc.    2,600                                                  89
      M&T Bank Corp.    800                                                   87
      Marshall & Ilsley Corp.    1,344                                        62
      MGIC Investment Corp.    700                                            48
      National City Corp.    4,100                                           151
      North Fork Bancorp., Inc.    3,000                                      82
      PNC Financial Services Group, Inc.    1,900                            104
      Regions Financial Corp.    3,078                                       103
      Sovereign Bancorp, Inc.    1,800                                        43
      SunTrust Banks, Inc.    2,300                                          167
      Synovus Financial Corp.    1,900                                        56
      U.S. Bancorp    12,554                                                 377
      Wachovia Corp.    10,494                                               529
      Washington Mutual, Inc.    5,874                                       249
      Wells Fargo & Co.    10,835                                            665
      Zions Bancorp.    600                                                   43
                                                                    ------------
                                                                           5,455
      CAPITAL GOODS  1.2%
      --------------------------------------------------------------------------
      3M Co.    5,000                                                        375
      American Power Conversion Corp.    1,175                                33
      American Standard Cos., Inc.    1,500                                   66
      The Boeing Co.    5,484                                                362
      Caterpillar, Inc.    4,600                                             248
      Cooper Industries Ltd., Class A    600                                  39
      Crane Co.    200                                                         6
      Cummins, Inc.    300                                                    26
      Danaher Corp.    2,000                                                 111
      Deere & Co.    1,500                                                   110
      Dover Corp.    1,400                                                    58
      Eaton Corp.    1,000                                                    65
      Emerson Electric Co.    2,800                                          184
      Fluor Corp.    500                                                      32
      General Dynamics Corp.    1,300                                        150
 =(7) General Electric Co.    68,100                                       2,349
      Goodrich Corp.    700                                                   31

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
      Honeywell International, Inc.    5,700                                 224
      Illinois Tool Works, Inc.    2,000                                     171
      Ingersoll-Rand Co., Class A    1,100                                    86
      ITT Industries, Inc.    600                                             64
      L-3 Communications Holdings, Inc.    700                                55
      Lockheed Martin Corp.    2,900                                         181
      Masco Corp.    3,000                                                   102
    o Navistar International Corp.    400                                     14
      Northrop Grumman Corp.    2,256                                        125
      Paccar, Inc.    1,050                                                   76
      Pall Corp.    800                                                       25
      Parker Hannifin Corp.    700                                            46
    o Power-One, Inc.    240                                                   1
      Raytheon Co.    2,600                                                  102
      Rockwell Automation, Inc.    1,200                                      62
      Rockwell Collins, Inc.    1,200                                         59
      Textron, Inc.    1,000                                                  74
    o Thomas & Betts Corp.    231                                              8
      Tyco International Ltd.    12,949                                      394
      United Technologies Corp.    6,600                                     335
      W.W. Grainger, Inc.    600                                              37
                                                                    ------------
                                                                           6,486
      COMMERCIAL SERVICES & SUPPLIES  0.1%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    2,100                                  18
    o Apollo Group, Inc., Class A    1,100                                    83
      Avery Dennison Corp.    700                                             40
      Cendant Corp.    6,415                                                 137
      Cintas Corp.    1,102                                                   49
      Deluxe Corp.    500                                                     20
      Equifax, Inc.    900                                                    33
      H&R Block, Inc.    1,200                                                68
    o Monster Worldwide, Inc.    666                                          20
    o PHH Corp.    320                                                         9
      Pitney Bowes, Inc.    1,600                                             71
      R.R. Donnelley & Sons Co.    1,400                                      51
      Robert Half International, Inc.    1,200                                41
      Waste Management, Inc.    3,712                                        104
                                                                    ------------
                                                                             744
      CONSUMER DURABLES & APPAREL  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    600                                             54
      Brunswick Corp.    600                                                  28
      Centex Corp.    800                                                     59
    o Coach, Inc.    2,400                                                    84
      Eastman Kodak Co.    2,000                                              54
      Fortune Brands, Inc.    1,000                                           95
      Hasbro, Inc.    1,275                                                   28
      Jones Apparel Group, Inc.    800                                        24
      KB Home    600                                                          49
      Leggett & Platt, Inc.    1,300                                          33
      Liz Claiborne, Inc.    800                                              33
      Mattel, Inc.    2,825                                                   53
      Maytag Corp.    600                                                     10
      Newell Rubbermaid, Inc.    1,872                                        47
      Nike, Inc., Class B    1,700                                           142
      Pulte Homes, Inc.    800                                                75
      Reebok International Ltd.    300                                        13
      Snap-On, Inc.    350                                                    13
      The Stanley Works    600                                                29
      VF Corp.    800                                                         47
      Whirlpool Corp.    500                                                  40
                                                                    ------------
                                                                           1,010
      DIVERSIFIED FINANCIALS  1.0%
      --------------------------------------------------------------------------
      American Express Co.    8,300                                          457
      The Bank of New York Co., Inc.    4,900                                151
      The Bear Stearns Cos., Inc.    602                                      62
      Capital One Financial Corp.    1,500                                   124
    / The Charles Schwab Corp.    8,783                                      120
      CIT Group, Inc.    1,300                                                57
  (9) Citigroup, Inc.    33,476                                            1,456
    o E*TRADE Financial Corp.    2,400                                        37
      Federated Investors, Inc., Class B    700                               22
      Franklin Resources, Inc.    1,700                                      137
      Goldman Sachs Group, Inc.    3,079                                     331
      Janus Capital Group, Inc.    1,400                                      21
      JPMorgan Chase & Co.    22,713                                         798
      Lehman Brothers Holdings, Inc.    1,800                                189
      MBNA Corp.    8,268                                                    208
      Mellon Financial Corp.    2,800                                         85
      Merrill Lynch & Co., Inc.    6,300                                     370
      Moody's Corp.    2,000                                                  95
      Morgan Stanley    7,010                                                372
      Northern Trust Corp.    1,400                                           71
      Principal Financial Group, Inc.    2,329                               102
    o Providian Financial Corp.    1,900                                      36
      SLM Corp.    3,000                                                     155
      State Street Corp.    2,200                                            110
      T. Rowe Price Group, Inc.    800                                        53
                                                                    ------------
                                                                           5,619
      ENERGY  1.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    600                                               71
      Anadarko Petroleum Corp.    1,510                                      133
      Apache Corp.    2,048                                                  140
      Baker Hughes, Inc.    2,250                                            127
      BJ Services Co.    1,000                                                61
      Burlington Resources, Inc.    2,820                                    181
      ChevronTexaco Corp.    13,790                                          800
      ConocoPhillips    8,648                                                541
      Devon Energy Corp.    3,000                                            168

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
      El Paso Corp.    3,222                                                 39
      EOG Resources, Inc.    1,518                                           93
  (6) Exxon Mobil Corp.    42,420                                         2,492
      Halliburton Co.    2,974                                              167
      Kerr-McGee Corp.    512                                                41
      Kinder Morgan, Inc.    745                                             66
      Marathon Oil Corp.    2,218                                           129
    o Nabors Industries Ltd.    1,000                                        65
      Noble Corp.    900                                                     60
      Occidental Petroleum Corp.    2,400                                   198
    o Rowan Cos., Inc.    600                                                21
      Schlumberger Ltd.    3,900                                            327
      Sunoco, Inc.    600                                                    75
    o Transocean, Inc.    2,016                                             114
      Unocal Corp.    1,600                                                 104
      Valero Energy Corp.    1,600                                          132
      Williams Cos., Inc.    3,000                                           64
      XTO Energy, Inc.    2,266                                              80
                                                                    -----------
                                                                          6,489

      FOOD & STAPLES RETAILING  0.4%
      -------------------------------------------------------------------------
      Albertson's, Inc.    2,671                                             57
      Costco Wholesale Corp.    3,000                                       138
      CVS Corp.    5,200                                                    161
    o Kroger Co.    5,300                                                   105
      Safeway, Inc.    2,800                                                 68
      Supervalu, Inc.    900                                                 32
      Sysco Corp.    4,400                                                  159
 (10) Wal-Mart Stores, Inc.    27,400                                     1,352
      Walgreen Co.    6,600                                                 316
    o Winn-Dixie Stores, Inc.    1,200                                        1
                                                                    -----------
                                                                          2,389

      FOOD BEVERAGE & TOBACCO  0.7%
      -------------------------------------------------------------------------
      Altria Group, Inc.    13,200                                          884
      Anheuser-Busch Cos., Inc.    5,200                                    231
      Archer-Daniels-Midland Co.    4,446                                   102
      Brown-Forman Corp., Class B    804                                     47
      Campbell Soup Co.    2,800                                             86
      The Coca-Cola Co.    15,800                                           691
      Coca-Cola Enterprises, Inc.    2,700                                   63
      ConAgra Foods, Inc.    3,300                                           75
      General Mills, Inc.    2,392                                          113
      H.J. Heinz Co.    2,300                                                85
      Hershey Foods Corp.    1,600                                          102
      Kellogg Co.    2,700                                                  122
      McCormick & Co., Inc.    900                                           31
      Molson Coors Brewing Co., Class B    200                               13
      The Pepsi Bottling Group, Inc.    1,826                                53
      PepsiCo, Inc.    11,070                                               604
      Reynolds American, Inc.    914                                         76
      Sara Lee Corp.    5,100                                               102
      UST, Inc.    1,100                                                     51
      Wm. Wrigley Jr. Co.    1,600                                          114
                                                                    -----------
                                                                          3,645

      HEALTH CARE EQUIPMENT & SERVICES  0.7%
      -------------------------------------------------------------------------
      Aetna, Inc.    2,068                                                  160
      AmerisourceBergen Corp.    700                                         50
      Bausch & Lomb, Inc.    400                                             34
      Baxter International, Inc.    3,800                                   149
      Becton Dickinson & Co.    1,800                                       100
      Biomet, Inc.    1,575                                                  60
    o Boston Scientific Corp.    5,248                                      152
      C.R. Bard, Inc.    600                                                 40
      Cardinal Health, Inc.    2,775                                        165
    o Caremark Rx, Inc.    2,408                                            107
      CIGNA Corp.    1,000                                                  107
    o Express Scripts, Inc.    1,000                                         52
    o Fisher Scientific International, Inc.    720                           48
      Guidant Corp.    2,000                                                138
      HCA, Inc.    3,400                                                    167
      Health Management Associates, Inc., Class A    1,600                   38
    o Hospira, Inc.    1,020                                                 39
    o Humana, Inc.    800                                                    32
      IMS Health, Inc.    1,500                                              41
    o Laboratory Corp. of America Holdings    900                            46
      Manor Care, Inc.    500                                                19
      McKesson Corp.    1,773                                                80
    o Medco Health Solutions, Inc.    1,784                                  86
      Medtronic, Inc.    7,800                                              421
    o Millipore Corp.    200                                                 12
      PerkinElmer, Inc.    600                                               13
      Quest Diagnostics    1,470                                             75
    o St. Jude Medical, Inc.    2,120                                       101
      Stryker Corp.    2,546                                                138
    o Tenet Healthcare Corp.    3,150                                        38
    o Thermo Electron Corp.    900                                           27
      UnitedHealth Group, Inc.    8,400                                     439
    o Waters Corp.    900                                                    41
    o WellPoint, Inc.    3,852                                              272
    o Zimmer Holdings, Inc.    1,500                                        124
                                                                    -----------
                                                                          3,611

      HOTELS RESTAURANTS & LEISURE  0.2%
      -------------------------------------------------------------------------
      Carnival Corp.    4,100                                               215
      Darden Restaurants, Inc.    1,350                                      47
      Harrah's Entertainment, Inc.    700                                    55
      Hilton Hotels Corp.    2,500                                           62
      International Game Technology    2,100                                 57

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
      Marriott International, Inc., Class A    1,500                        103
      McDonald's Corp.    8,100                                             253
    o Starbucks Corp.    2,440                                              128
      Starwood Hotels & Resorts Worldwide, Inc.    1,200                     76
      Wendy's International, Inc.    800                                     41
      Yum! Brands, Inc.    2,060                                            108
                                                                    -----------
                                                                          1,145

      HOUSEHOLD & PERSONAL PRODUCTS  0.4%
      -------------------------------------------------------------------------
      Alberto-Culver Co., Class B    600                                     27
      Avon Products, Inc.    3,000                                           98
      Clorox Co.    1,300                                                    73
      Colgate-Palmolive Co.    3,600                                        190
      The Gillette Co.    6,700                                             360
      Kimberly-Clark Corp.    3,380                                         215
      Procter & Gamble Co.    16,800                                        935
                                                                    -----------
                                                                          1,898

      INSURANCE  0.6%
      -------------------------------------------------------------------------
      ACE Ltd.    1,700                                                      79
      AFLAC, Inc.    3,300                                                  149
      The Allstate Corp.    4,700                                           288
      AMBAC Financial Group, Inc.    684                                     49
      American International Group, Inc.    16,942                        1,020
      AON Corp.    2,025                                                     51
      Chubb Corp.    1,200                                                  107
      Cincinnati Financial Corp.    1,323                                    54
      Hartford Financial Services Group, Inc.    1,800                      145
      Jefferson-Pilot Corp.    1,050                                         53
      Lincoln National Corp.    1,300                                        63
      Loews Corp.    1,200                                                  100
      Marsh & McLennan Cos., Inc.    3,600                                  104
      MBIA, Inc.    1,050                                                    64
      Metlife, Inc.    4,986                                                245
      The Progressive Corp.    1,500                                        149
      Prudential Financial, Inc.    3,500                                   234
      Safeco Corp.    800                                                    44
      The St. Paul Travelers Cos., Inc.    4,241                            187
      Torchmark Corp.    800                                                 42
      UnumProvident Corp.    1,657                                           32
      XL Capital Ltd., Class A    800                                        57
                                                                    -----------
                                                                          3,316

      MATERIALS  0.4%
      -------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    1,500                                90
      Alcoa, Inc.    5,648                                                  159
      Allegheny Technologies, Inc.    492                                    14
      Ashland, Inc.    500                                                   31
      Ball Corp.    800                                                      30
      Bemis Co.    600                                                       16
      Chemtura Corp.    889                                                  14
      The Dow Chemical Co.    6,049                                         290
      E.I. du Pont de Nemours & Co.    6,484                                277
      Eastman Chemical Co.    600                                            33
      Ecolab, Inc.    2,000                                                  67
      Engelhard Corp.    800                                                 23
      Freeport-McMoran Copper & Gold, Inc., Class B    1,100                 44
      Georgia-Pacific Corp.    1,496                                         51
    o Hercules, Inc.    700                                                  10
      International Flavors & Fragrances, Inc.    800                        30
      International Paper Co.    3,166                                      100
      Louisiana-Pacific Corp.    700                                         19
      MeadWestvaco Corp.    1,279                                            37
      Monsanto Co.    1,727                                                 116
      Neenah Paper, Inc.    102                                               3
      Newmont Mining Corp.    2,754                                         103
      Nucor Corp.    1,200                                                   67
    o Pactiv Corp.    1,000                                                  22
      Phelps Dodge Corp.    540                                              58
      PPG Industries, Inc.    1,200                                          78
      Praxair, Inc.    2,000                                                 99
      Rohm & Haas Co.    1,421                                               66
    o Sealed Air Corp.    621                                                33
      Sigma-Aldrich Corp.    500                                             32
      Temple-Inland, Inc.    800                                             32
      United States Steel Corp.    700                                       30
      Vulcan Materials Co.    700                                            49
      Weyerhaeuser Co.    1,400                                              97
      Worthington Industries, Inc.    300                                     5
                                                                    -----------
                                                                          2,225

      MEDIA  0.5%
      -------------------------------------------------------------------------
      Clear Channel Communications, Inc.    4,080                           133
    o Comcast Corp., Class A    14,661                                      451
      Dow Jones & Co., Inc.    600                                           22
      Gannett Co., Inc.    1,700                                            124
    o Interpublic Group of Cos., Inc.    2,500                               31
      Knight-Ridder, Inc.    600                                             38
      The McGraw-Hill Cos., Inc.    2,400                                   110
      Meredith Corp.    300                                                  15
      New York Times Co., Class A    1,100                                   35
      News Corp, Inc., Class A    16,800                                    275
      Omnicom Group, Inc.    1,200                                          102
    o Time Warner, Inc.    29,650                                           505
      Tribune Co.    2,100                                                   77

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
   o Univision Communications, Inc., Class A    2,048                        58
     Viacom, Inc., Class B    11,418                                        382
     The Walt Disney Co.    13,217                                          339
                                                                    -----------
                                                                          2,697

     PHARMACEUTICALS & BIOTECHNOLOGY  1.1%
     --------------------------------------------------------------------------
     Abbott Laboratories    10,200                                          476
     Allergan, Inc.    900                                                   80
   o Amgen, Inc.    8,340                                                   665
     Applied Biosystems Group -- Applera Corp.    1,400                      29
   o Biogen Idec, Inc.    2,150                                              84
     Bristol-Myers Squibb Co.    12,800                                     320
   o Chiron Corp.    1,200                                                   43
     Eli Lilly & Co.    7,400                                               417
   o Forest Laboratories, Inc.    2,400                                      96
   o Genzyme Corp.    1,400                                                 104
   o Gilead Sciences, Inc.    2,400                                         108
     Johnson & Johnson    19,272                                          1,233
   o King Pharmaceuticals, Inc.    1,388                                     15
   o Medimmune, Inc.    1,400                                                40
     Merck & Co., Inc.    14,500                                            450
     Mylan Laboratories, Inc.    1,700                                       29
     Pfizer, Inc.    49,386                                               1,309
     Schering-Plough Corp.    9,500                                         198
   o Watson Pharmaceuticals, Inc.    600                                     20
     Wyeth    8,800                                                         403
                                                                    -----------
                                                                          6,119

     REAL ESTATE  0.1%
     --------------------------------------------------------------------------
     Apartment Investment & Management Co., Class A    600                   26
     Archstone-Smith Trust    1,300                                          55
     Equity Office Properties Trust    2,600                                 92
     Equity Residential    1,700                                             69
     Plum Creek Timber Co., Inc.    1,200                                    45
     ProLogis    1,200                                                       55
     Simon Property Group, Inc.    1,100                                     88
                                                                    -----------
                                                                            430

     RETAILING  0.6%
     --------------------------------------------------------------------------
   o Autonation, Inc.    2,000                                               43
   o AutoZone, Inc.    500                                                   49
   o Bed, Bath & Beyond, Inc.    1,800                                       83
     Best Buy Co., Inc.    2,100                                            161
   o Big Lots, Inc.    700                                                    9
     Circuit City Stores, Inc.    1,400                                      26
     Dillards, Inc., Class A    700                                          16
     Dollar General Corp.    2,202                                           45
   o eBay, Inc.    8,416                                                    352
     Family Dollar Stores, Inc.    1,100                                     28
     Federated Department Stores, Inc.    1,100                              83
     The Gap, Inc.    5,662                                                 119
     Genuine Parts Co.    1,150                                              53
     Home Depot, Inc.    14,600                                             635
     J.C. Penney Co., Inc. Holding Co.    1,700                              95
   o Kohl's Corp.    2,200                                                  124
     Limited Brands, Inc.    2,991                                           73
     Lowe's Cos., Inc.    5,000                                             331
     The May Department Stores Co.    2,100                                  86
     Nordstrom, Inc.    1,800                                                67
   o Office Depot, Inc.    2,500                                             71
     OfficeMax, Inc.    600                                                  18
     RadioShack Corp.    1,300                                               30
   o Sears Holdings Corp.    503                                             78
     The Sherwin-Williams Co.    1,100                                       52
     Staples, Inc.    4,575                                                 104
     Target Corp.    5,800                                                  341
     Tiffany & Co.    950                                                    32
     TJX Cos., Inc.    3,600                                                 85
                                                                    -----------
                                                                          3,289

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
     --------------------------------------------------------------------------
   o Advanced Micro Devices, Inc.    2,040                                   41
   o Altera Corp.    2,546                                                   56
     Analog Devices, Inc.    2,300                                           90
   o Applied Materials, Inc.    10,900                                      201
   o Applied Micro Circuits Corp.    1,928                                    6
   o Broadcom Corp., Class A    2,000                                        86
   o Freescale Semiconductor, Inc., Class B    1,630                         42
     Intel Corp.    42,100                                                1,143
   o KLA-Tencor Corp.    1,200                                               62
     Linear Technology Corp.    2,000                                        78
   o LSI Logic Corp.    2,000                                                19
     Maxim Integrated Products, Inc.    2,100                                88
   o Micron Technology, Inc.    3,600                                        43
     National Semiconductor Corp.    2,200                                   54
   o Novellus Systems, Inc.    900                                           26
   o Nvidia Corp.    900                                                     24
   o PMC -- Sierra, Inc.    1,100                                            11
   o Teradyne, Inc.    1,100                                                 17
     Texas Instruments, Inc.    11,300                                      359
     Xilinx, Inc.    2,100                                                   59
                                                                    -----------
                                                                          2,505

     SOFTWARE & SERVICES  0.8%
     --------------------------------------------------------------------------
     Adobe Systems, Inc.    3,200                                            95

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
   o Affiliated Computer Services, Inc., Class A    465                      23
     Autodesk, Inc.    1,600                                                 55
     Automatic Data Processing, Inc.    3,900                               173
   o BMC Software, Inc.    1,600                                             30
   o Citrix Systems, Inc.    1,200                                           29
     Computer Associates International, Inc.    3,825                       105
   o Computer Sciences Corp.    1,090                                        50
   o Compuware Corp.    2,400                                                20
   o Convergys Corp.    869                                                  13
   o Electronic Arts, Inc.    1,792                                         103
     Electronic Data Systems Corp.    3,100                                  64
     First Data Corp.    5,704                                              235
   o Fiserv, Inc.    1,200                                                   53
   o Intuit, Inc.    1,327                                                   64
   o Mercury Interactive Corp.    500                                        20
 (8) Microsoft Corp.    69,800                                            1,787
   o Novell, Inc.    2,200                                                   13
   o Oracle Corp.    34,000                                                 462
   o Parametric Technology Corp.    1,800                                    12
     Paychex, Inc.    2,475                                                  86
     Sabre Holdings Corp., Class A    922                                    18
   o Siebel Systems, Inc.    3,000                                           25
   o SunGard Data Systems, Inc.    1,832                                     66
   o Symantec Corp.    6,918                                                152
   o Unisys Corp.    2,100                                                   14
   o Yahoo! Inc.    8,400                                                   280
                                                                    -----------
                                                                          4,047

     TECHNOLOGY HARDWARE & EQUIPMENT  0.9%
     --------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    714                                     19
   o Agilent Technologies, Inc.    2,917                                     77
   o Andrew Corp.    1,025                                                   11
   o Apple Computer, Inc.    4,400                                          188
   o Avaya, Inc.    2,775                                                    29
   o CIENA Corp.    2,100                                                     5
   o Cisco Systems, Inc.    44,500                                          852
   o Comverse Technology, Inc.    1,000                                      25
   o Corning, Inc.    8,300                                                 158
   o Dell, Inc.    16,500                                                   668
   o EMC Corp.    15,562                                                    213
   o Gateway, Inc.    2,100                                                   8
     Hewlett-Packard Co.    19,724                                          486
     International Business Machines Corp.    10,800                        901
   o Jabil Circuit, Inc.    1,341                                            42
   o JDS Uniphase Corp.    8,464                                             13
   o Lexmark International, Inc., Class A    800                             50
   o Lucent Technologies, Inc.    26,905                                     79
     Molex, Inc.    1,250                                                    35
     Motorola, Inc.    14,770                                               313
   o NCR Corp.    1,200                                                      42
   o Network Appliance, Inc.    2,000                                        51
   o QLogic Corp.    585                                                     18
     Qualcomm, Inc.    10,200                                               403
   o Sanmina -- SCI Corp.    3,400                                           16
     Scientific-Atlanta, Inc.    1,000                                       38
   o Solectron Corp.    5,300                                                20
   o Sun Microsystems, Inc.    20,800                                        80
     Symbol Technologies, Inc.    1,284                                      15
     Tektronix, Inc.    500                                                  12
   o Tellabs, Inc.    2,700                                                  26
   o Xerox Corp.    5,200                                                    69
                                                                    -----------
                                                                          4,962

     TELECOMMUNICATION SERVICES  0.4%
     --------------------------------------------------------------------------
     Alltel Corp.    2,100                                                  140
     AT&T Corp.    4,941                                                     98
     BellSouth Corp.    11,900                                              328
     CenturyTel, Inc.    900                                                 31
     Citizens Communications Co.    1,732                                    23
   o Nextel Communications, Inc., Class A    7,200                          250
   o Qwest Communications International, Inc.    10,622                      41
     SBC Communications, Inc.    21,788                                     533
     Sprint Corp. (FON Group)    8,750                                      235
     Verizon Communications, Inc.    17,836                                 610
                                                                    -----------
                                                                          2,289

     TRANSPORTATION  0.2%
     --------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    2,500                            136
     CSX Corp.    1,500                                                      68
   o Delta Air Lines, Inc.    900                                             3
     FedEx Corp.    1,960                                                   165
     Norfolk Southern Corp.    2,500                                         93
     Ryder Systems, Inc.    400                                              15
     Southwest Airlines Co.    5,137                                         73
     Union Pacific Corp.    1,700                                           119
     United Parcel Service, Inc., Class B    7,385                          539
                                                                    -----------
                                                                          1,211

     UTILITIES  0.5%
     --------------------------------------------------------------------------
   o The AES Corp.    3,200                                                  51
   o Allegheny Energy, Inc.    720                                           21
     Ameren Corp.    1,200                                                   67
     American Electric Power Co., Inc.    2,580                             100
   o Calpine Corp.    1,800                                                   6
     Centerpoint Energy, Inc.    1,924                                       26
     Cinergy Corp.    1,000                                                  44

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o CMS Energy Corp.    700                                                 11
      Consolidated Edison, Inc.    1,500                                      72
      Constellation Energy Group, Inc.    1,000                               60
      Dominion Resources, Inc.    2,167                                      160
      DTE Energy Co.    1,000                                                 47
      Duke Energy Corp.    5,952                                             176
    o Dynegy, Inc., Class A    2,100                                          12
      Edison International    2,200                                           90
      Entergy Corp.    1,500                                                 117
      Exelon Corp.    4,324                                                  231
      FirstEnergy Corp.    2,030                                             101
      FPL Group, Inc.    2,600                                               112
      KeySpan Corp.    900                                                    37
      Nicor, Inc.    300                                                      12
      NiSource, Inc.    1,651                                                 40
      Peoples Energy Corp.    200                                              9
      PG&E Corp.    2,700                                                    102
      Pinnacle West Capital Corp.    600                                      28
      PPL Corp.    1,000                                                      62
      Progress Energy, Inc.    1,593                                          71
      Public Service Enterprise Group, Inc.    1,500                          96
      Sempra Energy    1,360                                                  58
      The Southern Co.    4,500                                              157
      TECO Energy, Inc.    900                                                17
      TXU Corp.    2,122                                                     184
      Xcel Energy, Inc.    2,585                                              50
                                                                     -----------
                                                                           2,427

      OTHER INVESTMENT COMPANIES 85.2% of net assets

/=(2) Schwab Institutional Select S&P 500 Fund    8,597,293               83,738
 /(4) Schwab International Index Fund, Select Shares    5,017,127         82,281
 /(3) Schwab Small-Cap Index Fund, Select Shares    3,544,042             82,930
 /(1) Schwab Total Bond Market Fund    18,774,641                        187,934
 /(5) Schwab Value Advantage Money Fund, Institutional Shares
      23,070,062                                                          23,070
                                                                     -----------
                                                                         459,953

      SECURITY                                             FACE
       RATE, MATURITY DATE                                AMOUNT        VALUE
                                                        ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENT 0.9% of net assets
      Bank of America, London Time Deposit
          2.74%, 08/01/05                                     4,919        4,919

      U.S. TREASURY OBLIGATION 0.1% of net assets
    = U.S. Treasury Bill
          2.99%, 09/15/05                                       650          647


END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $460,272, and the unrealized gains and losses were $87,650 and $(7,882), respectively.

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF          CONTRACT     UNREALIZED
                                          CONTRACTS        VALUE         GAIN
FUTURES CONTRACTS
S&P 500 Index, Long Expires
09/16/05                                     20            6,184         123

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  93.6% OTHER INVESTMENT COMPANIES                       257,095         287,851
   5.7% COMMON STOCK                                      12,407          17,590
   0.7% SHORT-TERM INVESTMENT                              2,231           2,231
--------------------------------------------------------------------------------
 100.0% TOTAL INVESTMENTS                                271,733         307,672
   0.0% OTHER ASSETS AND LIABILITIES, NET                                     25
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                 307,697

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  5.7% of net assets

      AUTOMOBILES & COMPONENTS  0.0%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                          2
      Dana Corp.    292                                                        5
      Delphi Corp.    868                                                      5
      Ford Motor Co.    2,921                                                 31
      General Motors Corp.    825                                             30
    o Goodyear Tire & Rubber Co.    300                                        5
      Harley-Davidson, Inc.    500                                            27
      Johnson Controls, Inc.    300                                           17
      Visteon Corp.    248                                                     2
                                                                     -----------
                                                                             124

      BANKS  0.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    600                                                 17
      Bank of America Corp.    6,162                                         269
      BB&T Corp.    850                                                       36
      Comerica, Inc.    300                                                   18
      Compass Bancshares, Inc.    2,000                                       96
      Countrywide Financial Corp.    798                                      29
      Fannie Mae    1,475                                                     82
      Fifth Third Bancorp    867                                              37
      First Horizon National Corp.    200                                      8
      Freddie Mac    1,000                                                    63
      Golden West Financial Corp.    500                                      33
      Huntington Bancshares, Inc.    423                                      11
      KeyCorp, Inc.    700                                                    24
      M&T Bank Corp.    199                                                   22
      Marshall & Ilsley Corp.    322                                          15
      MGIC Investment Corp.    150                                            10
      National City Corp.    950                                              35
      North Fork Bancorp., Inc.    750                                        21
      PNC Financial Services Group, Inc.    400                               22
      Regions Financial Corp.    670                                          22
      Sovereign Bancorp, Inc.    400                                          10
      SunTrust Banks, Inc.    500                                             36
      Synovus Financial Corp.    400                                          12
      U.S. Bancorp    2,922                                                   88
      Wachovia Corp.    2,445                                                123
      Washington Mutual, Inc.    1,331                                        56
      Wells Fargo & Co.    2,560                                             157
      Zions Bancorp.    100                                                    7
                                                                     -----------
                                                                           1,359

      CAPITAL GOODS  0.5%
      --------------------------------------------------------------------------
      3M Co.    1,200                                                         90
      American Power Conversion Corp.    225                                   6
      American Standard Cos., Inc.    300                                     13
      The Boeing Co.    1,246                                                 82
      Caterpillar, Inc.    1,100                                              59
      Cooper Industries Ltd., Class A    150                                  10
      Crane Co.    150                                                         5
      Cummins, Inc.    100                                                     9
      Danaher Corp.    500                                                    28
      Deere & Co.    400                                                      29
      Dover Corp.    300                                                      12
      Eaton Corp.    200                                                      13
      Emerson Electric Co.    650                                             43
      Fluor Corp.    100                                                       6
      General Dynamics Corp.    300                                           35
  (7) General Electric Co.    15,950                                         550
      Goodrich Corp.    200                                                    9
      Honeywell International, Inc.    1,275                                  50
      Illinois Tool Works, Inc.    450                                        39
      Ingersoll-Rand Co., Class A    250                                      20
      ITT Industries, Inc.    150                                             16
      L-3 Communications Holdings, Inc.    200                                16
      Lockheed Martin Corp.    700                                            44
      Masco Corp.    700                                                      24
    o Navistar International Corp.    100                                      3
      Northrop Grumman Corp.    514                                           28
      Paccar, Inc.    300                                                     22

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Pall Corp.    200                                                        6
      Parker Hannifin Corp.    150                                            10
    o Power-One, Inc.    57                                                   --
      Raytheon Co.    600                                                     24
      Rockwell Automation, Inc.    300                                        15
      Rockwell Collins, Inc.    300                                           15
      Textron, Inc.    200                                                    15
    o Thomas & Betts Corp.    100                                              3
      Tyco International Ltd.    3,013                                        92
      United Technologies Corp.    1,600                                      81
      W.W. Grainger, Inc.    100                                               6
                                                                     -----------
                                                                           1,528

      COMMERCIAL SERVICES & SUPPLIES  0.1%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    500                                     4
    o Apollo Group, Inc., Class A    250                                      19
      Avery Dennison Corp.    200                                             11
      Cendant Corp.    1,459                                                  31
      Cintas Corp.    260                                                     12
      Deluxe Corp.    100                                                      4
      Equifax, Inc.    200                                                     7
      H&R Block, Inc.    300                                                  17
    o Monster Worldwide, Inc.    191                                           6
    o PHH Corp.    72                                                          2
      Pitney Bowes, Inc.    400                                               18
      R.R. Donnelley & Sons Co.    300                                        11
      Robert Half International, Inc.    300                                  10
      Waste Management, Inc.    907                                           26
                                                                     -----------
                                                                             178

      CONSUMER DURABLES & APPAREL  0.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.    100                                              9
      Brunswick Corp.    100                                                   5
      Centex Corp.    200                                                     15
    o Coach, Inc.    600                                                      21
      Eastman Kodak Co.    500                                                13
      Fortune Brands, Inc.    200                                             19
      Hasbro, Inc.    325                                                      7
      Jones Apparel Group, Inc.    200                                         6
      KB Home    200                                                          16
      Leggett & Platt, Inc.    300                                             8
      Liz Claiborne, Inc.    200                                               8
      Mattel, Inc.    650                                                     12
      Maytag Corp.    100                                                      2
      Newell Rubbermaid, Inc.    436                                          11
      Nike, Inc., Class B    400                                              33
      Pulte Homes, Inc.    200                                                19
      Reebok International Ltd.    100                                         4
      Snap-On, Inc.    100                                                     4
      The Stanley Works    100                                                 5
      VF Corp.    200                                                         12
      Whirlpool Corp.    100                                                   8
                                                                     -----------
                                                                             237

      DIVERSIFIED FINANCIALS  0.4%
      --------------------------------------------------------------------------
      American Express Co.    2,000                                          110
      The Bank of New York Co., Inc.    1,200                                 37
      The Bear Stearns Cos., Inc.    145                                      15
      Capital One Financial Corp.    350                                      29
    / The Charles Schwab Corp.    2,125                                       29
      CIT Group, Inc.    300                                                  13
  (9) Citigroup, Inc.    7,782                                               339
    o E*TRADE Financial Corp.    600                                           9
      Federated Investors, Inc., Class B    200                                7
      Franklin Resources, Inc.    400                                         32
      Goldman Sachs Group, Inc.    728                                        78
      Janus Capital Group, Inc.    400                                         6
      JPMorgan Chase & Co.    5,352                                          188
      Lehman Brothers Holdings, Inc.    400                                   42
      MBNA Corp.    1,957                                                     49
      Mellon Financial Corp.    700                                           21
      Merrill Lynch & Co., Inc.    1,500                                      88
      Moody's Corp.    400                                                    19
      Morgan Stanley    1,630                                                 87
      Northern Trust Corp.    300                                             15
      Principal Financial Group, Inc.    550                                  24
    o Providian Financial Corp.    400                                         8
      SLM Corp.    650                                                        34
      State Street Corp.    500                                               25
      T. Rowe Price Group, Inc.    200                                        13
                                                                     -----------
                                                                           1,317

      ENERGY  0.5%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    100                                               12
      Anadarko Petroleum Corp.    367                                         32
      Apache Corp.    462                                                     32
      Baker Hughes, Inc.    470                                               27
      BJ Services Co.    200                                                  12
      Burlington Resources, Inc.    600                                       38
      ChevronTexaco Corp.    3,286                                           191
      ConocoPhillips    2,054                                                129
      Devon Energy Corp.    700                                               39
      El Paso Corp.    769                                                     9
      EOG Resources, Inc.    360                                              22
  (6) Exxon Mobil Corp.    9,918                                             583
      Halliburton Co.    714                                                  40
      Kerr-McGee Corp.    123                                                 10
      Kinder Morgan, Inc.    176                                              16
      Marathon Oil Corp.    523                                               30
    o Nabors Industries Ltd.    200                                           13
      Noble Corp.    200                                                      13
      Occidental Petroleum Corp.    600                                       49

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Rowan Cos., Inc.    100                                                  3
      Schlumberger Ltd.    900                                                75
      Sunoco, Inc.    100                                                     13
    o Transocean, Inc.    474                                                 27
      Unocal Corp.    400                                                     26
      Valero Energy Corp.    400                                              33
      Williams Cos., Inc.    700                                              15
      XTO Energy, Inc.    533                                                 19
                                                                     -----------
                                                                           1,508

      FOOD & STAPLES RETAILING  0.2%
      --------------------------------------------------------------------------

      Albertson's, Inc.    652                                                14
      Costco Wholesale Corp.    700                                           32
      CVS Corp.    1,200                                                      37
    o Kroger Co.    1,200                                                     24
      Safeway, Inc.    650                                                    16
      Supervalu, Inc.    200                                                   7
      Sysco Corp.    1,000                                                    36
 (10) Wal-Mart Stores, Inc.    6,450                                         318
      Walgreen Co.    1,600                                                   77
    o Winn-Dixie Stores, Inc.    300                                          --
                                                                     -----------
                                                                             561

      FOOD BEVERAGE & TOBACCO  0.3%
      --------------------------------------------------------------------------

      Altria Group, Inc.    3,100                                            208
      Anheuser-Busch Cos., Inc.    1,200                                      53
      Archer-Daniels-Midland Co.    1,014                                     23
      Brown-Forman Corp., Class B    150                                       9
      Campbell Soup Co.    700                                                22
      The Coca-Cola Co.    3,700                                             162
      Coca-Cola Enterprises, Inc.    700                                      16
      ConAgra Foods, Inc.    800                                              18
      General Mills, Inc.    582                                              28
      H.J. Heinz Co.    600                                                   22
      Hershey Foods Corp.    400                                              25
      Kellogg Co.    600                                                      27
      McCormick & Co., Inc.    200                                             7
      Molson Coors Brewing Co., Class B    50                                  3
      The Pepsi Bottling Group, Inc.    350                                   10
      PepsiCo, Inc.    2,560                                                 140
      Reynolds American, Inc.    237                                          20
      Sara Lee Corp.    1,200                                                 24
      UST, Inc.    300                                                        14
      Wm. Wrigley Jr. Co.    300                                              21
                                                                     -----------
                                                                             852

      HEALTH CARE EQUIPMENT & SERVICES  0.3%
      --------------------------------------------------------------------------

      Aetna, Inc.    444                                                      34
      AmerisourceBergen Corp.    200                                          14
      Bausch & Lomb, Inc.    100                                               9
      Baxter International, Inc.    900                                       35
      Becton Dickinson & Co.    400                                           22
      Biomet, Inc.    450                                                     17
    o Boston Scientific Corp.    1,268                                        37
      C.R. Bard, Inc.    200                                                  13
      Cardinal Health, Inc.    650                                            39
    o Caremark Rx, Inc.    581                                                26
      CIGNA Corp.    200                                                      21
    o Express Scripts, Inc.    200                                            11
    o Fisher Scientific International, Inc.    163                            11
      Guidant Corp.    500                                                    34
      HCA, Inc.    800                                                        39
      Health Management Associates, Inc., Class A    400                      10
    o Hospira, Inc.    240                                                     9
    o Humana, Inc.    200                                                      8
      IMS Health, Inc.    350                                                 10
    o Laboratory Corp. of America Holdings    200                             10
      Manor Care, Inc.    100                                                  4
      McKesson Corp.    422                                                   19
    o Medco Health Solutions, Inc.    422                                     20
      Medtronic, Inc.    1,800                                                97
    o Millipore Corp.    100                                                   6
      PerkinElmer, Inc.    200                                                 4
      Quest Diagnostics    278                                                14
    o St. Jude Medical, Inc.    500                                           24
      Stryker Corp.    602                                                    33
    o Tenet Healthcare Corp.    750                                            9
    o Thermo Electron Corp.    200                                             6
      UnitedHealth Group, Inc.    2,000                                      105
    o Waters Corp.    200                                                      9
    o WellPoint, Inc.    900                                                  64
    o Zimmer Holdings, Inc.    350                                            29
                                                                     -----------
                                                                             852

      HOTELS RESTAURANTS & LEISURE  0.1%
      --------------------------------------------------------------------------

      Carnival Corp.    1,000                                                 52
      Darden Restaurants, Inc.    300                                         11
      Harrah's Entertainment, Inc.    200                                     16
      Hilton Hotels Corp.    600                                              15
      International Game Technology    556                                    15
      Marriott International, Inc., Class A    400                            27
      McDonald's Corp.    2,000                                               62
    o Starbucks Corp.    560                                                  30
      Starwood Hotels & Resorts Worldwide, Inc.    300                        19
      Wendy's International, Inc.    200                                      10
      Yum! Brands, Inc.    480                                                25
                                                                     -----------
                                                                             282

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      HOUSEHOLD & PERSONAL PRODUCTS  0.1%
      --------------------------------------------------------------------------

      Alberto-Culver Co., Class B    150                                       7
      Avon Products, Inc.    700                                              23
      Clorox Co.    300                                                       17
      Colgate-Palmolive Co.    800                                            42
      The Gillette Co.    1,500                                               80
      Kimberly-Clark Corp.    756                                             48
      Procter & Gamble Co.    3,900                                          217
                                                                     -----------
                                                                             434

      INSURANCE  0.2%
      --------------------------------------------------------------------------

      ACE Ltd.    400                                                         18
      AFLAC, Inc.    800                                                      36
      The Allstate Corp.    1,100                                             67
      AMBAC Financial Group, Inc.    162                                      12
      American International Group, Inc.    3,979                            240
      AON Corp.    475                                                        12
      Chubb Corp.    300                                                      27
      Cincinnati Financial Corp.    330                                       14
      Hartford Financial Services Group, Inc.    425                          34
      Jefferson-Pilot Corp.    225                                            11
      Lincoln National Corp.    300                                           15
      Loews Corp.    300                                                      25
      Marsh & McLennan Cos., Inc.    800                                      23
      MBIA, Inc.    200                                                       12
      Metlife, Inc.    1,178                                                  58
      The Progressive Corp.    350                                            35
      Prudential Financial, Inc.    800                                       54
      Safeco Corp.    200                                                     11
      The St. Paul Travelers Cos., Inc.    1,006                              44
      Torchmark Corp.    200                                                  10
      UnumProvident Corp.    346                                               7
      XL Capital Ltd., Class A    200                                         14
                                                                     -----------
                                                                             779

      MATERIALS  0.2%
      --------------------------------------------------------------------------

      Air Products & Chemicals, Inc.    300                                   18
      Alcoa, Inc.    1,312                                                    37
      Allegheny Technologies, Inc.    146                                      4
      Ashland, Inc.    100                                                     6
      Ball Corp.    200                                                        8
      Bemis Co.    200                                                         5
      Chemtura Corp.    222                                                    3
      The Dow Chemical Co.    1,372                                           66
      E.I. du Pont de Nemours & Co.    1,525                                  65
      Eastman Chemical Co.    100                                              6
      Ecolab, Inc.    400                                                     13
      Engelhard Corp.    200                                                   6
      Freeport-McMoran Copper & Gold, Inc., Class B    300                    12
      Georgia-Pacific Corp.    379                                            13
    o Hercules, Inc.    200                                                    3
      International Flavors & Fragrances, Inc.    200                          8
      International Paper Co.    739                                          23
      Louisiana-Pacific Corp.    100                                           3
      MeadWestvaco Corp.    294                                                9
      Monsanto Co.    332                                                     22
      Neenah Paper, Inc.    22                                                 1
      Newmont Mining Corp.    643                                             24
      Nucor Corp.    200                                                      11
    o Pactiv Corp.    300                                                      7
      Phelps Dodge Corp.    135                                               14
      PPG Industries, Inc.    250                                             16
      Praxair, Inc.    500                                                    25
      Rohm & Haas Co.    373                                                  17
    o Sealed Air Corp.    153                                                  8
      Sigma-Aldrich Corp.    100                                               6
      Temple-Inland, Inc.    200                                               8
      United States Steel Corp.    100                                         4
      Vulcan Materials Co.    200                                             14
      Weyerhaeuser Co.    350                                                 24
      Worthington Industries, Inc.    100                                      2
                                                                     -----------
                                                                             511

      MEDIA  0.2%
      --------------------------------------------------------------------------

      Clear Channel Communications, Inc.    967                               32
    o Comcast Corp., Class A    3,463                                        106
      Dow Jones & Co., Inc.    100                                             4
      Gannett Co., Inc.    400                                                29
    o Interpublic Group of Cos., Inc.    600                                   7
      Knight-Ridder, Inc.    100                                               6
      The McGraw-Hill Cos., Inc.    600                                       28
      Meredith Corp.    100                                                    5
      New York Times Co., Class A    200                                       6
      News Corp, Inc., Class A    4,000                                       66
      Omnicom Group, Inc.    300                                              25
    o Time Warner, Inc.    6,850                                             117
      Tribune Co.    500                                                      18
    o Univision Communications, Inc., Class A    519                          15
      Viacom, Inc., Class B    2,660                                          89
      The Walt Disney Co.    3,077                                            79
                                                                     -----------
                                                                             632

      PHARMACEUTICALS & BIOTECHNOLOGY  0.5%
      --------------------------------------------------------------------------

      Abbott Laboratories    2,400                                           112
      Allergan, Inc.    200                                                   18

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Amgen, Inc.    1,952                                                   156
      Applied Biosystems Group -- Applera Corp.    300                         6
    o Biogen Idec, Inc.    480                                                19
      Bristol-Myers Squibb Co.    3,000                                       75
    o Chiron Corp.    300                                                     11
      Eli Lilly & Co.    1,725                                                97
    o Forest Laboratories, Inc.    550                                        22
    o Genzyme Corp.    325                                                    24
    o Gilead Sciences, Inc.    650                                            29
      Johnson & Johnson    4,492                                             287
    o King Pharmaceuticals, Inc.    366                                        4
    o Medimmune, Inc.    400                                                  11
      Merck & Co., Inc.    3,400                                             106
      Mylan Laboratories, Inc.    400                                          7
      Pfizer, Inc.    11,557                                                 306
      Schering-Plough Corp.    2,300                                          48
    o Watson Pharmaceuticals, Inc.    200                                      7
      Wyeth    2,000                                                          91
                                                                     -----------
                                                                           1,436

      REAL ESTATE  0.0%
      --------------------------------------------------------------------------

      Apartment Investment & Management Co., Class A    100                    4
      Archstone-Smith Trust    300                                            13
      Equity Office Properties Trust    600                                   21
      Equity Residential    400                                               16
      Plum Creek Timber Co., Inc.    300                                      11
      ProLogis    300                                                         14
      Simon Property Group, Inc.    300                                       24
                                                                     -----------
                                                                             103

      RETAILING  0.2%
      --------------------------------------------------------------------------

    o Autonation, Inc.    500                                                 11
    o AutoZone, Inc.    150                                                   15
    o Bed, Bath & Beyond, Inc.    400                                         18
      Best Buy Co., Inc.    450                                               34
    o Big Lots, Inc.    200                                                    3
      Circuit City Stores, Inc.    300                                         5
      Dillards, Inc., Class A    200                                           5
      Dollar General Corp.    515                                             10
    o eBay, Inc.    2,008                                                     84
      Family Dollar Stores, Inc.    300                                        8
      Federated Department Stores, Inc.    300                                23
      The Gap, Inc.    1,362                                                  29
      Genuine Parts Co.    250                                                11
      Home Depot, Inc.    3,450                                              150
      J.C. Penney Co., Inc. Holding Co.    400                                22
    o Kohl's Corp.    500                                                     28
      Limited Brands, Inc.    739                                             18
      Lowe's Cos., Inc.    1,200                                              79
      The May Department Stores Co.    500                                    21
      Nordstrom, Inc.    400                                                  15
    o Office Depot, Inc.    600                                               17
      OfficeMax, Inc.    100                                                   3
      RadioShack Corp.    300                                                  7
    o Sears Holdings Corp.    94                                              14
      The Sherwin-Williams Co.    200                                         10
      Staples, Inc.    1,125                                                  26
      Target Corp.    1,400                                                   82
      Tiffany & Co.    250                                                     9
      TJX Cos., Inc.    800                                                   19
                                                                     -----------
                                                                             776

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
      --------------------------------------------------------------------------

    o Advanced Micro Devices, Inc.    560                                     11
    o Altera Corp.    510                                                     11
      Analog Devices, Inc.    600                                             24
    o Applied Materials, Inc.    2,600                                        48
    o Applied Micro Circuits Corp.    455                                      1
    o Broadcom Corp., Class A    492                                          21
    o Freescale Semiconductor, Inc., Class B    404                           10
      Intel Corp.    9,800                                                   266
    o KLA-Tencor Corp.    300                                                 16
      Linear Technology Corp.    500                                          19
    o LSI Logic Corp.    500                                                   5
      Maxim Integrated Products, Inc.    500                                  21
    o Micron Technology, Inc.    900                                          11
      National Semiconductor Corp.    600                                     15
    o Novellus Systems, Inc.    250                                            7
    o Nvidia Corp.    200                                                      5
    o PMC -- Sierra, Inc.    300                                               3
    o Teradyne, Inc.    300                                                    5
      Texas Instruments, Inc.    2,700                                        86
      Xilinx, Inc.    500                                                     14
                                                                     -----------
                                                                             599

      SOFTWARE & SERVICES  0.3%
      --------------------------------------------------------------------------

      Adobe Systems, Inc.    800                                              24
    o Affiliated Computer Services, Inc., Class A    203                      10
      Autodesk, Inc.    400                                                   14
      Automatic Data Processing, Inc.    900                                  40
    o BMC Software, Inc.    400                                                8
    o Citrix Systems, Inc.    300                                              7
      Computer Associates International, Inc.    850                          23
    o Computer Sciences Corp.    258                                          12
    o Compuware Corp.    600                                                   5
    o Convergys Corp.    174                                                   3

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Electronic Arts, Inc.    424                                            24
      Electronic Data Systems Corp.    700                                    14
      First Data Corp.    1,392                                               57
    o Fiserv, Inc.    300                                                     13
    o Intuit, Inc.    313                                                     15
    o Mercury Interactive Corp.    100                                         4
  (8) Microsoft Corp.    16,400                                              420
    o Novell, Inc.    500                                                      3
    o Oracle Corp.    7,900                                                  107
    o Parametric Technology Corp.    500                                       4
      Paychex, Inc.    525                                                    18
      Sabre Holdings Corp., Class A    244                                     5
    o Siebel Systems, Inc.    600                                              5
    o SunGard Data Systems, Inc.    433                                       16
    o Symantec Corp.    1,678                                                 37
    o Unisys Corp.    500                                                      3
    o Yahoo! Inc.    2,000                                                    67
                                                                     -----------
                                                                             958

      TECHNOLOGY HARDWARE & EQUIPMENT  0.4%
      --------------------------------------------------------------------------

    o ADC Telecommunications, Inc.    142                                      4
    o Agilent Technologies, Inc.    710                                       19
    o Andrew Corp.    100                                                      1
    o Apple Computer, Inc.    1,200                                           51
    o Avaya, Inc.    618                                                       6
    o CIENA Corp.    500                                                       1
    o Cisco Systems, Inc.    10,450                                          200
    o Comverse Technology, Inc.    300                                         8
    o Corning, Inc.    1,900                                                  36
    o Dell, Inc.    3,850                                                    156
    o EMC Corp.    3,650                                                      50
    o Gateway, Inc.    500                                                     2
      Hewlett-Packard Co.    4,703                                           116
      International Business Machines Corp.    2,500                         209
    o Jabil Circuit, Inc.    322                                              10
    o JDS Uniphase Corp.    2,010                                              3
    o Lexmark International, Inc., Class A    200                             12
    o Lucent Technologies, Inc.    7,019                                      20
      Molex, Inc.    250                                                       7
      Motorola, Inc.    3,666                                                 78
    o NCR Corp.    400                                                        14
    o Network Appliance, Inc.    500                                          13
    o QLogic Corp.    138                                                      4
      Qualcomm, Inc.    2,400                                                 95
    o Sanmina -- SCI Corp.    800                                              4
      Scientific-Atlanta, Inc.    200                                          8
    o Solectron Corp.    1,000                                                 4
    o Sun Microsystems, Inc.    5,000                                         19
      Symbol Technologies, Inc.    303                                         3
      Tektronix, Inc.    200                                                   5
    o Tellabs, Inc.    600                                                     6
    o Xerox Corp.    1,200                                                    16
                                                                     -----------
                                                                           1,180

      TELECOMMUNICATION SERVICES  0.2%
      --------------------------------------------------------------------------

      Alltel Corp.    500                                                     33
      AT&T Corp.    1,181                                                     23
      BellSouth Corp.    2,750                                                76
      CenturyTel, Inc.    250                                                  9
      Citizens Communications Co.    410                                       5
    o Nextel Communications, Inc., Class A    1,700                           59
    o Qwest Communications International, Inc.    2,524                       10
      SBC Communications, Inc.    5,025                                      123
      Sprint Corp. (FON Group)    2,000                                       54
      Verizon Communications, Inc.    4,188                                  143
                                                                     -----------
                                                                             535

      TRANSPORTATION  0.1%
      --------------------------------------------------------------------------

      Burlington Northern Santa Fe Corp.    600                               32
      CSX Corp.    300                                                        14
    o Delta Air Lines, Inc.    200                                             1
      FedEx Corp.    460                                                      39
      Norfolk Southern Corp.    600                                           22
      Ryder Systems, Inc.    100                                               4
      Southwest Airlines Co.    1,218                                         17
      Union Pacific Corp.    400                                              28
      United Parcel Service, Inc., Class B    1,712                          125
                                                                     -----------
                                                                             282

      UTILITIES  0.2%
      --------------------------------------------------------------------------

    o The AES Corp.    800                                                    13
    o Allegheny Energy, Inc.    170                                            5
      Ameren Corp.    300                                                     17
      American Electric Power Co., Inc.    580                                22
    o Calpine Corp.    400                                                     1
      Centerpoint Energy, Inc.    474                                          7
      Cinergy Corp.    300                                                    13
    o CMS Energy Corp.    200                                                  3
      Consolidated Edison, Inc.    300                                        14
      Constellation Energy Group, Inc.    200                                 12
      Dominion Resources, Inc.    515                                         38
      DTE Energy Co.    200                                                    9
      Duke Energy Corp.    1,408                                              42
    o Dynegy, Inc., Class A    500                                             3
      Edison International    500                                             20
      Entergy Corp.    350                                                    27
      Exelon Corp.    1,024                                                   55
      FirstEnergy Corp.    533                                                27

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      FPL Group, Inc.    600                                                  26
      KeySpan Corp.    200                                                     8
      Nicor, Inc.    100                                                       4
      NiSource, Inc.    376                                                    9
      Peoples Energy Corp.    100                                              4
      PG&E Corp.    600                                                       23
      Pinnacle West Capital Corp.    100                                       5
      PPL Corp.    300                                                        18
      Progress Energy, Inc.    354                                            16
      Public Service Enterprise Group, Inc.    400                            26
      Sempra Energy    297                                                    13
      The Southern Co.    1,100                                               38
      TECO Energy, Inc.    200                                                 4
      TXU Corp.    400                                                        35
      Xcel Energy, Inc.    510                                                10
                                                                     -----------
                                                                             567

      OTHER INVESTMENT COMPANIES  93.6% of net assets

 /(4) Schwab International Index Fund, Select Shares    1,888,036         30,964
 /(2) Schwab S&P 500 Index Fund, Select Shares    2,318,367               44,559
 /(3) Schwab Small-Cap Index Fund, Select Shares    1,334,338             31,224
 /(1) Schwab Total Bond Market Fund    16,818,602                        168,354
 /(5) Schwab Value Advantage Money Fund, Institutional Shares
      12,750,098                                                          12,750
                                                                     -----------
                                                                         287,851

                                                        FACE
      SECURITY                                         AMOUNT
       RATE, MATURITY DATE                           ($ X 1,000)
      SHORT-TERM INVESTMENT  0.7% of net assets

      Bank of America, London Time Deposit
        2.74%, 08/01/05                                    2,231           2,231

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $272,895, and the unrealized gains and losses were $37,103 and $(2,326), respectively.

SCHWAB CAPITAL TRUST
INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  94.5% COMMON STOCK                                   1,030,476      1,072,769
   4.9% SHORT-TERM
        INVESTMENTS                                       55,875         55,875
   0.3% U.S. TREASURY
        OBLIGATIONS                                        3,139          3,139
   0.0% WARRANTS                                              --              8
--------------------------------------------------------------------------------
  99.7% TOTAL INVESTMENTS                              1,089,490      1,131,791
   1.9% COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                21,354         21,354
 (1.6)% OTHER ASSETS AND
        LIABILITIES, NET                                                (18,541)
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                              1,134,604

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  94.5% of net assets

      AUTOMOBILES & COMPONENTS  0.6%
      --------------------------------------------------------------------------

      Cooper Tire & Rubber Co.    6,311                                      127
      Dana Corp.    13,786                                                   217
      Delphi Corp.    51,319                                                 272
      Ford Motor Co.    175,082                                            1,880
      General Motors Corp.    53,798                                       1,981
    o Goodyear Tire & Rubber Co.    16,109                                   280
      Harley-Davidson, Inc.    27,082                                      1,441
      Johnson Controls, Inc.    18,270                                     1,049
      Visteon Corp.    12,008                                                107
                                                                     -----------
                                                                           7,354

      BANKS  6.9%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    33,580                                             937
  (7) Bank of America Corp.    382,591                                    16,681
      BB&T Corp.    51,978                                                 2,174
      Comerica, Inc.    16,059                                               981
      Compass Bancshares, Inc.    11,791                                     568
      Countrywide Financial Corp.    55,910                                2,013
      Fannie Mae    92,081                                                 5,144
      Fifth Third Bancorp    49,634                                        2,139
    @ First Horizon National Corp.    11,809                                 482
      Freddie Mac    65,701                                                4,158
      Golden West Financial Corp.    26,892                                1,751
      Huntington Bancshares, Inc.    22,101                                  551
      KeyCorp, Inc.    38,784                                              1,328
      M&T Bank Corp.    9,301                                              1,009
      Marshall & Ilsley Corp.    20,258                                      930
      MGIC Investment Corp.    8,979                                         616
      National City Corp.    56,642                                        2,091
      North Fork Bancorp., Inc.    45,436                                  1,244
      PNC Financial Services Group, Inc.    26,973                         1,479
    @ Regions Financial Corp.    44,135                                    1,485
      Sovereign Bancorp, Inc.    34,694                                      832
      SunTrust Banks, Inc.    32,326                                       2,351
      Synovus Financial Corp.    29,597                                      875
      U.S. Bancorp    174,358                                              5,241
      Wachovia Corp.    149,974                                            7,556
    @ Washington Mutual, Inc.    83,456                                    3,545
      Wells Fargo & Co.    160,524                                         9,846
      Zions Bancorp.    8,534                                                610
                                                                     -----------
                                                                          78,617

      CAPITAL GOODS  8.3%
      --------------------------------------------------------------------------
      3M Co.    73,213                                                     5,491
      American Power Conversion Corp.    16,922                              476
      American Standard Cos., Inc.    16,999                                 753
      The Boeing Co.    78,612                                             5,189
      Caterpillar, Inc.    65,015                                          3,505
      Cooper Industries Ltd., Class A    8,833                               570
      Cummins, Inc.    4,052                                                 346
      Danaher Corp.    26,181                                              1,452
      Deere & Co.    23,452                                                1,724
      Dover Corp.    19,383                                                  800
      Eaton Corp.    14,337                                                  937
      Emerson Electric Co.    39,644                                       2,609
      Fluor Corp.    8,137                                                   519
      General Dynamics Corp.    19,063                                     2,196
 =(2) General Electric Co.    1,008,991                                   34,810
      Goodrich Corp.    11,469                                               507
      Honeywell International, Inc.    81,153                              3,188

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Illinois Tool Works, Inc.    25,969                                  2,224
      Ingersoll-Rand Co., Class A    16,036                                1,254
      ITT Industries, Inc.    8,780                                          934
      L-3 Communications Holdings, Inc.    11,291                            883
      Lockheed Martin Corp.    38,438                                      2,399
      Masco Corp.    41,260                                                1,399
    o Navistar International Corp.    6,146                                  210
      Northrop Grumman Corp.    34,161                                     1,894
      Paccar, Inc.    16,539                                               1,195
      Pall Corp.    11,435                                                   354
      Parker Hannifin Corp.    11,435                                        752
      Raytheon Co.    43,023                                               1,692
      Rockwell Automation, Inc.    16,626                                    856
      Rockwell Collins, Inc.    16,949                                       827
      Textron, Inc.    12,840                                                952
      Tyco International Ltd.    192,129                                   5,854
      United Technologies Corp.    97,385                                  4,937
      W.W. Grainger, Inc.    7,938                                           495
                                                                     -----------
                                                                          94,183

      COMMERCIAL SERVICES & SUPPLIES  0.9%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    26,179                                225
    o Apollo Group, Inc., Class A    15,553                                1,169
      Avery Dennison Corp.    9,668                                          548
      Cendant Corp.    100,041                                             2,137
    @ Cintas Corp.    14,379                                                 637
      Equifax, Inc.    12,114                                                441
      H&R Block, Inc.    15,722                                              895
    o Monster Worldwide, Inc.    11,281                                      343
      Pitney Bowes, Inc.    21,884                                           976
      R.R. Donnelley & Sons Co.    20,292                                    731
      Robert Half International, Inc.    14,882                              504
      Waste Management, Inc.    54,042                                     1,520
                                                                     -----------
                                                                          10,126

      CONSUMER DURABLES & APPAREL  1.3%
      --------------------------------------------------------------------------
      Black & Decker Corp.    7,613                                          688
      Brunswick Corp.    8,937                                               416
      Centex Corp.    12,171                                                 900
    o Coach, Inc.    35,878                                                1,260
      D.R. Horton, Inc.    14,994                                            616
    @ Eastman Kodak Co.    27,314                                            730
      Fortune Brands, Inc.    13,837                                       1,308
      Hasbro, Inc.    15,334                                                 337
      Jones Apparel Group, Inc.    11,256                                    344
      KB Home    7,926                                                       649
      Leggett & Platt, Inc.    18,040                                        456
      Liz Claiborne, Inc.    10,129                                          422
      Mattel, Inc.    39,161                                                 730
      Maytag Corp.    7,437                                                  126
      Newell Rubbermaid, Inc.    26,191                                      651
      Nike, Inc., Class B    21,729                                        1,821
      Pulte Homes, Inc.    11,288                                          1,057
      Reebok International Ltd.    5,234                                     221
      Snap-On, Inc.    5,393                                                 198
      The Stanley Works    7,031                                             344
      VF Corp.    9,513                                                      562
      Whirlpool Corp.    6,365                                               509
                                                                     -----------
                                                                          14,345

      DIVERSIFIED FINANCIALS  7.1%
      --------------------------------------------------------------------------
      American Express Co.    111,417                                      6,128
      The Bank of New York Co., Inc.    74,056                             2,280
      The Bear Stearns Cos., Inc.    10,815                                1,104
      Capital One Financial Corp.    23,986                                1,979
    / The Charles Schwab Corp.    108,403                                  1,485
      CIT Group, Inc.    20,024                                              884
 =(4) Citigroup, Inc.    494,907                                          21,529
    o E*TRADE Financial Corp.    35,056                                      544
      Federated Investors, Inc., Class B    8,852                            283
      Franklin Resources, Inc.    18,852                                   1,524
      Goldman Sachs Group, Inc.    42,038                                  4,518
      Janus Capital Group, Inc.    21,170                                    318
      JPMorgan Chase & Co.    334,751                                     11,763
      Lehman Brothers Holdings, Inc.    26,314                             2,766
      MBNA Corp.    120,599                                                3,034
      Mellon Financial Corp.    40,262                                     1,226
      Merrill Lynch & Co., Inc.    89,936                                  5,287
      Moody's Corp.    26,275                                              1,243
      Morgan Stanley    104,230                                            5,529
      Northern Trust Corp.    19,344                                         983
      Principal Financial Group, Inc.    27,949                            1,228
    o Providian Financial Corp.    27,993                                    529
      SLM Corp.    39,913                                                  2,055
      State Street Corp.    31,488                                         1,566
      T. Rowe Price Group, Inc.    11,769                                    781
                                                                     -----------
                                                                          80,566

      ENERGY  8.5%
      --------------------------------------------------------------------------
    @ Amerada Hess Corp.    8,169                                            963
      Anadarko Petroleum Corp.    22,424                                   1,981
      Apache Corp.    31,223                                               2,136
      Baker Hughes, Inc.    32,232                                         1,822
      BJ Services Co.    15,404                                              940
      Burlington Resources, Inc.    36,673                                 2,351
      ChevronTexaco Corp.    199,614                                      11,580
      ConocoPhillips    132,457                                            8,290
      Devon Energy Corp.    45,069                                         2,528
      El Paso Corp.    61,320                                                736
      EOG Resources, Inc.    22,761                                        1,391
 =(1) Exxon Mobil Corp.    605,603                                        35,579

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Halliburton Co.    48,115                                            2,697
      Kerr-McGee Corp.    11,084                                             889
    @ Kinder Morgan, Inc.    10,358                                          920
      Marathon Oil Corp.    34,604                                         2,020
    o Nabors Industries Ltd.    14,151                                       926
    o National-Oilwell Varco, Inc.    16,369                                 857
      Noble Corp.    12,924                                                  868
      Occidental Petroleum Corp.    37,887                                 3,117
    o Rowan Cos., Inc.    10,104                                             345
      Schlumberger Ltd.    56,051                                          4,694
      Sunoco, Inc.    6,549                                                  823
    o Transocean, Inc.    31,025                                           1,751
      Unocal Corp.    25,856                                               1,677
      Valero Energy Corp.    24,424                                        2,022
      Williams Cos., Inc.    54,306                                        1,153
      XTO Energy, Inc.    34,338                                           1,205
                                                                     -----------
                                                                          96,261

      FOOD & STAPLES RETAILING  2.7%
      --------------------------------------------------------------------------
      Albertson's, Inc.    35,042                                            747
      Costco Wholesale Corp.    45,442                                     2,089
      CVS Corp.    77,065                                                  2,391
    o Kroger Co.    69,331                                                 1,376
    @ Safeway, Inc.    42,640                                              1,036
      Supervalu, Inc.    12,699                                              450
      Sysco Corp.    60,224                                                2,172
 =(9) Wal-Mart Stores, Inc.    318,285                                    15,707
      Walgreen Co.    97,266                                               4,655
                                                                     -----------
                                                                          30,623

      FOOD BEVERAGE & TOBACCO  4.5%
      --------------------------------------------------------------------------
   @= Altria Group, Inc.    197,021                                       13,193
      Anheuser-Busch Cos., Inc.    73,860                                  3,276
      Archer-Daniels-Midland Co.    59,341                                 1,361
      Brown-Forman Corp., Class B    8,575                                   501
    @ Campbell Soup Co.    30,891                                            953
      The Coca-Cola Co.    215,319                                         9,422
      Coca-Cola Enterprises, Inc.    33,567                                  789
      ConAgra Foods, Inc.    49,271                                        1,119
    o Constellation Brands, Inc., Class A    10,856                          297
      General Mills, Inc.    35,172                                        1,667
      H.J. Heinz Co.    33,304                                             1,225
      Hershey Foods Corp.    20,686                                        1,321
      Kellogg Co.    33,262                                                1,507
      McCormick & Co., Inc.    12,618                                        439
      Molson Coors Brewing Co., Class B    7,468                             468
      The Pepsi Bottling Group, Inc.    18,644                               544
      PepsiCo, Inc.    159,308                                             8,687
      Reynolds American, Inc.    11,077                                      923
      Sara Lee Corp.    74,900                                             1,493
      UST, Inc.    15,727                                                    724
      Wm. Wrigley Jr. Co.    18,630                                        1,325
                                                                     -----------
                                                                          51,234

      HEALTH CARE EQUIPMENT & SERVICES  4.7%
      --------------------------------------------------------------------------
      Aetna, Inc.    27,632                                                2,139
      AmerisourceBergen Corp.    10,028                                      720
      Bausch & Lomb, Inc.    4,997                                           423
      Baxter International, Inc.    59,053                                 2,319
      Becton Dickinson & Co.    24,024                                     1,330
      Biomet, Inc.    23,962                                                 914
    o Boston Scientific Corp.    71,336                                    2,065
      C.R. Bard, Inc.    10,001                                              668
    @ Cardinal Health, Inc.    40,742                                      2,427
    o Caremark Rx, Inc.    43,156                                          1,924
      CIGNA Corp.    12,452                                                1,329
    o Express Scripts, Inc.    14,114                                        738
    o Fisher Scientific International, Inc.    11,428                        766
      Guidant Corp.    30,920                                              2,127
      HCA, Inc.    39,872                                                  1,964
      Health Management Associates, Inc., Class A    23,456                  558
    o Hospira, Inc.    15,040                                                575
    o Humana, Inc.    15,397                                                 614
      IMS Health, Inc.    21,557                                             587
    o Laboratory Corp. of America Holdings    12,807                         649
      Manor Care, Inc.    7,925                                              301
      McKesson Corp.    28,084                                             1,264
    o Medco Health Solutions, Inc.    26,367                               1,277
      Medtronic, Inc.    115,068                                           6,207
    o Millipore Corp.    4,568                                               280
      PerkinElmer, Inc.    11,926                                            250
      Quest Diagnostics    17,324                                            889
    o St. Jude Medical, Inc.    34,468                                     1,634
      Stryker Corp.    35,667                                              1,929
    o Tenet Healthcare Corp.    44,577                                       541
    o Thermo Electron Corp.    15,024                                        449
      UnitedHealth Group, Inc.    120,455                                  6,300
    o Waters Corp.    10,798                                                 489
    o WellPoint, Inc.    58,282                                            4,123
    o Zimmer Holdings, Inc.    23,495                                      1,935
                                                                     -----------
                                                                          52,704

      HOTELS RESTAURANTS & LEISURE  1.5%
      --------------------------------------------------------------------------
      Carnival Corp.    50,135                                             2,627
      Darden Restaurants, Inc.    13,861                                     481
      Harrah's Entertainment, Inc.    17,279                               1,361
      Hilton Hotels Corp.    36,329                                          899

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      International Game Technology    32,706                                895
      Marriott International, Inc., Class A    18,883                      1,293
      McDonald's Corp.    120,581                                          3,758
    o Starbucks Corp.    37,083                                            1,949
      Starwood Hotels & Resorts Worldwide, Inc.
      20,561                                                               1,302
      Wendy's International, Inc.    10,936                                  565
      Yum! Brands, Inc.    27,564                                          1,443
                                                                     -----------
                                                                          16,573

      HOUSEHOLD & PERSONAL PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    7,832                                   353
      Avon Products, Inc.    44,905                                        1,469
      Clorox Co.    14,666                                                   819
      Colgate-Palmolive Co.    49,773                                      2,635
      The Gillette Co.    94,909                                           5,094
      Kimberly-Clark Corp.    45,514                                       2,902
      Procter & Gamble Co.    235,417                                     13,096
                                                                     -----------
                                                                          26,368

      INSURANCE  4.2%
      --------------------------------------------------------------------------
      ACE Ltd.    27,348                                                   1,264
      AFLAC, Inc.    47,729                                                2,153
      The Allstate Corp.    63,574                                         3,895
      AMBAC Financial Group, Inc.    10,303                                  740
 (10) American International Group, Inc.    246,865                       14,861
      AON Corp.    30,236                                                    769
    @ Chubb Corp.    18,583                                                1,651
      Cincinnati Financial Corp.    15,856                                   654
      Hartford Financial Services Group, Inc.    28,219                    2,274
      Jefferson-Pilot Corp.    12,933                                        649
      Lincoln National Corp.    16,525                                       798
      Loews Corp.    15,189                                                1,270
      Marsh & McLennan Cos., Inc.    50,696                                1,469
      MBIA, Inc.    12,882                                                   782
    = Metlife, Inc.    69,765                                              3,428
      The Progressive Corp.    18,912                                      1,885
      Prudential Financial, Inc.    49,661                                 3,322
      Safeco Corp.    12,129                                                 666
    @ The St. Paul Travelers Cos., Inc.    64,099                          2,822
      Torchmark Corp.    9,788                                               512
      UnumProvident Corp.    28,331                                          542
      XL Capital Ltd., Class A    13,331                                     957
                                                                     -----------
                                                                          47,363

      MATERIALS  2.8%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    21,813                             1,304
      Alcoa, Inc.    82,971                                                2,327
      Allegheny Technologies, Inc.    8,233                                  239
      Ashland, Inc.    6,256                                                 384
      Ball Corp.    10,132                                                   385
    = Bemis Co.    10,000                                                    270
      The Dow Chemical Co.    91,449                                       4,385
      E.I. du Pont de Nemours & Co.    94,763                              4,045
      Eastman Chemical Co.    7,498                                          415
      Ecolab, Inc.    21,532                                                 723
      Engelhard Corp.    11,256                                              323
      Freeport-McMoran Copper & Gold, Inc., Class B
      17,094                                                                 689
    @ Georgia-Pacific Corp.    24,748                                        845
    o Hercules, Inc.    10,421                                               146
      International Flavors & Fragrances, Inc.    8,181                      310
      International Paper Co.    46,662                                    1,475
      Louisiana-Pacific Corp.    10,344                                      277
      MeadWestvaco Corp.    17,734                                           518
      Monsanto Co.    25,513                                               1,719
      Newmont Mining Corp.    42,425                                       1,593
    @ Nucor Corp.    15,241                                                  845
    o Pactiv Corp.    13,926                                                 307
      Phelps Dodge Corp.    9,217                                            981
      PPG Industries, Inc.    16,332                                       1,062
      Praxair, Inc.    30,775                                              1,520
      Rohm & Haas Co.    18,360                                              846
    o Sealed Air Corp.    7,687                                              408
      Sigma-Aldrich Corp.    6,426                                           412
      Temple-Inland, Inc.    11,464                                          456
      United States Steel Corp.    10,655                                    455
      Vulcan Materials Co.    9,715                                          682
      Weyerhaeuser Co.    23,298                                           1,607
                                                                     -----------
                                                                          31,953

      MEDIA  3.4%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    48,511                         1,583
   =o Comcast Corp., Class A    209,817                                    6,448
    @ Dow Jones & Co., Inc.    6,465                                         243
      Gannett Co., Inc.    23,630                                          1,724
    o Interpublic Group of Cos., Inc.    40,232                              503
      Knight-Ridder, Inc.    6,942                                           434
      The McGraw-Hill Cos., Inc.    35,637                                 1,640
      Meredith Corp.    4,195                                                208
      New York Times Co., Class A    13,581                                  428
      News Corp, Inc., Class A    274,393                                  4,494
      Omnicom Group, Inc.    17,446                                        1,481
    o Time Warner, Inc.    445,772                                         7,587
      Tribune Co.    28,353                                                1,035
   @o Univision Communications, Inc., Class A    27,656                      782
      Viacom, Inc., Class B    153,386                                     5,137

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      The Walt Disney Co.    194,199                                       4,979
                                                                     -----------
                                                                          38,706

      PHARMACEUTICALS & BIOTECHNOLOGY  7.9%
      --------------------------------------------------------------------------
      Abbott Laboratories    147,523                                       6,879
    @ Allergan, Inc.    12,408                                             1,109
    o Amgen, Inc.    117,727                                               9,389
      Applied Biosystems Group -- Applera Corp.
      18,415                                                                 383
    o Biogen Idec, Inc.    32,787                                          1,288
      Bristol-Myers Squibb Co.    185,918                                  4,644
    o Chiron Corp.    14,089                                                 510
      Eli Lilly & Co.    107,797                                           6,071
    o Forest Laboratories, Inc.    32,390                                  1,293
    o Genzyme Corp.    24,002                                              1,786
    o Gilead Sciences, Inc.    42,983                                      1,926
  (6) Johnson & Johnson    282,888                                        18,094
    o King Pharmaceuticals, Inc.    22,557                                   252
    o Medimmune, Inc.    23,571                                              670
      Merck & Co., Inc.    209,594                                         6,510
      Mylan Laboratories, Inc.    25,134                                     436
 =(5) Pfizer, Inc.    707,358                                             18,745
      Schering-Plough Corp.    140,332                                     2,922
    o Watson Pharmaceuticals, Inc.    10,281                                 343
      Wyeth    127,337                                                     5,826
                                                                     -----------
                                                                          89,076

      REAL ESTATE  0.6%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    8,892                391
      Archstone-Smith Trust    18,917                                        804
      Equity Office Properties Trust    38,772                             1,375
      Equity Residential    27,267                                         1,102
      Plum Creek Timber Co., Inc.    17,500                                  662
      ProLogis    17,759                                                     809
      Simon Property Group, Inc.    20,898                                 1,666
                                                                     -----------
                                                                           6,809

      RETAILING  4.0%
      --------------------------------------------------------------------------
    o Autonation, Inc.    21,761                                             470
    o AutoZone, Inc.    6,678                                                651
    o Bed, Bath & Beyond, Inc.    28,106                                   1,290
      Best Buy Co., Inc.    28,403                                         2,176
   @o Big Lots, Inc.    10,609                                               138
      Circuit City Stores, Inc.    17,519                                    320
      Dillards, Inc., Class A    6,682                                       153
      Dollar General Corp.    28,707                                         583
    o eBay, Inc.    115,571                                                4,829
      Family Dollar Stores, Inc.    15,560                                   402
    @ Federated Department Stores, Inc.    16,214                          1,230
      The Gap, Inc.    72,090                                              1,522
      Genuine Parts Co.    16,597                                            760
      Home Depot, Inc.    204,191                                          8,884
      J.C. Penney Co., Inc. Holding Co.    25,049                          1,406
    o Kohl's Corp.    31,037                                               1,749
      Limited Brands, Inc.    36,170                                         882
      Lowe's Cos., Inc.    73,489                                          4,866
      The May Department Stores Co.    28,488                              1,169
      Nordstrom, Inc.    23,438                                              867
    o Office Depot, Inc.    30,048                                           853
      OfficeMax, Inc.    8,152                                               242
      RadioShack Corp.    14,284                                             335
    o Sears Holdings Corp.    9,727                                        1,500
      The Sherwin-Williams Co.    11,850                                     564
      Staples, Inc.    70,078                                              1,596
      Target Corp.    84,040                                               4,937
      Tiffany & Co.    13,408                                                456
      TJX Cos., Inc.    44,755                                             1,052
                                                                     -----------
                                                                          45,882

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.2%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.    37,573                                 755
   @o Altera Corp.    35,351                                                 773
      Analog Devices, Inc.    35,201                                       1,380
    o Applied Materials, Inc.    156,398                                   2,887
    o Applied Micro Circuits Corp.    26,193                                  79
    o Broadcom Corp., Class A    27,842                                    1,191
    o Freescale Semiconductor, Inc., Class B    38,225                       984
  (8) Intel Corp.    587,266                                              15,938
    o KLA-Tencor Corp.    18,731                                             968
      Linear Technology Corp.    29,112                                    1,131
    o LSI Logic Corp.    35,437                                              346
      Maxim Integrated Products, Inc.    31,201                            1,306
    o Micron Technology, Inc.    58,497                                      695
      National Semiconductor Corp.    33,210                                 821
    o Novellus Systems, Inc.    12,888                                       372
    o Nvidia Corp.    15,766                                                 427
    o PMC -- Sierra, Inc.    16,832                                          165
    o Teradyne, Inc.    17,944                                               279
      Texas Instruments, Inc.    158,130                                   5,022
      Xilinx, Inc.    33,375                                                 946
                                                                     -----------
                                                                          36,465

      SOFTWARE & SERVICES  5.0%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    46,521                                        1,379

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   @o Affiliated Computer Services, Inc., Class A    12,032                  601
      Autodesk, Inc.    21,749                                               744
      Automatic Data Processing, Inc.    55,497                            2,465
    o BMC Software, Inc.    20,672                                           395
    o Citrix Systems, Inc.    15,795                                         376
      Computer Associates International, Inc.    50,633                    1,390
    o Computer Sciences Corp.    17,514                                      802
    o Compuware Corp.    35,562                                              300
    o Convergys Corp.    13,272                                              193
    o Electronic Arts, Inc.    29,160                                      1,680
      Electronic Data Systems Corp.    49,364                              1,015
      First Data Corp.    74,076                                           3,047
    o Fiserv, Inc.    18,198                                                 807
    o Intuit, Inc.    17,639                                                 847
    o Mercury Interactive Corp.    8,082                                     318
 =(3) Microsoft Corp.    955,917                                          24,481
    o Novell, Inc.    35,543                                                 216
    o Oracle Corp.    420,646                                              5,712
    o Parametric Technology Corp.    24,887                                  172
      Paychex, Inc.    33,845                                              1,182
      Sabre Holdings Corp., Class A    12,032                                231
    o Siebel Systems, Inc.    48,213                                         405
    o SunGard Data Systems, Inc.    27,613                                   991
    o Symantec Corp.    113,385                                            2,491
    o Unisys Corp.    31,057                                                 201
    o Yahoo! Inc.    124,880                                               4,163
                                                                     -----------
                                                                          56,604

      TECHNOLOGY HARDWARE & EQUIPMENT  6.4%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    10,679                                 279
    o Agilent Technologies, Inc.    41,136                                 1,079
    o Andrew Corp.    15,159                                                 167
    o Apple Computer, Inc.    78,385                                       3,343
    o Avaya, Inc.    44,515                                                  460
    o CIENA Corp.    53,798                                                  121
    o Cisco Systems, Inc.    607,975                                      11,643
    o Comverse Technology, Inc.    18,689                                    473
    o Corning, Inc.    137,874                                             2,627
    o Dell, Inc.    230,329                                                9,321
    o EMC Corp.    228,587                                                 3,129
    o Gateway, Inc.    29,166                                                116
      Hewlett-Packard Co.    274,590                                       6,760
      International Business Machines Corp.    153,484                    12,810
    o Jabil Circuit, Inc.    17,515                                          546
    o JDS Uniphase Corp.    135,130                                          204
    o Lexmark International, Inc., Class A    12,047                         755
    o Lucent Technologies, Inc.    421,461                                 1,235
      Molex, Inc.    15,534                                                  439
      Motorola, Inc.    233,292                                            4,941
    o NCR Corp.    17,771                                                    617
    o Network Appliance, Inc.    34,833                                      889
    o QLogic Corp.    8,482                                                  263
      Qualcomm, Inc.    155,412                                            6,137
    o Sanmina -- SCI Corp.    49,042                                         234
      Scientific-Atlanta, Inc.    14,498                                     558
    o Solectron Corp.    90,720                                              348
    o Sun Microsystems, Inc.    324,030                                    1,244
      Symbol Technologies, Inc.    22,204                                    259
      Tektronix, Inc.    8,131                                               204
    o Tellabs, Inc.    41,831                                                407
    o Xerox Corp.    91,156                                                1,204
                                                                     -----------
                                                                          72,812

      TELECOMMUNICATION SERVICES  3.0%
      --------------------------------------------------------------------------
    @ Alltel Corp.    31,116                                               2,069
      AT&T Corp.    76,222                                                 1,509
      BellSouth Corp.    174,194                                           4,808
      CenturyTel, Inc.    12,068                                             415
      Citizens Communications Co.    31,782                                  417
    o Nextel Communications, Inc., Class A    107,064                      3,726
    o Qwest Communications International, Inc.    159,080                    608
    @ SBC Communications, Inc.    314,241                                  7,683
    @ Sprint Corp. (FON Group)    140,775                                  3,787
      Verizon Communications, Inc.    263,254                              9,011
                                                                     -----------
                                                                          34,033

      TRANSPORTATION  1.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    35,823                         1,943
      CSX Corp.    20,602                                                    938
    o Delta Air Lines, Inc.    13,405                                         40
      FedEx Corp.    28,738                                                2,417
      Norfolk Southern Corp.    38,461                                     1,431
      Ryder Systems, Inc.    6,004                                           234
      Southwest Airlines Co.    70,178                                       996
      Union Pacific Corp.    25,019                                        1,759
      United Parcel Service, Inc., Class B    105,973                      7,733
                                                                     -----------
                                                                          17,491

      UTILITIES  3.2%
      --------------------------------------------------------------------------
    o The AES Corp.    62,140                                                997
    o Allegheny Energy, Inc.    15,167                                       432
      Ameren Corp.    19,342                                               1,076
      American Electric Power Co., Inc.    36,534                          1,414
    o Calpine Corp.    50,204                                                167

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Centerpoint Energy, Inc.    26,620                                     366
      Cinergy Corp.    18,869                                                833
    o CMS Energy Corp.    20,416                                             323
      Consolidated Edison, Inc.    23,128                                  1,114
      Constellation Energy Group, Inc.    16,889                           1,017
      Dominion Resources, Inc.    32,394                                   2,393
      DTE Energy Co.    16,570                                               779
      Duke Energy Corp.    88,164                                          2,604
    o Dynegy, Inc., Class A    30,978                                        172
      Edison International    30,996                                       1,267
      Entergy Corp.    20,169                                              1,572
      Exelon Corp.    63,658                                               3,407
      FirstEnergy Corp.    31,379                                          1,562
      FPL Group, Inc.    37,289                                            1,608
    @ KeySpan Corp.    16,454                                                670
      Nicor, Inc.    4,119                                                   168
      NiSource, Inc.    25,863                                               628
      Peoples Energy Corp.    3,548                                          153
      PG&E Corp.    35,208                                                 1,325
      Pinnacle West Capital Corp.    9,073                                   416
      PPL Corp.    18,053                                                  1,112
      Progress Energy, Inc.    23,659                                      1,055
      Public Service Enterprise Group, Inc.    22,712                      1,460
      Sempra Energy    22,763                                                967
    @ The Southern Co.    70,811                                           2,479
      TECO Energy, Inc.    19,314                                            366
      TXU Corp.    22,803                                                  1,976
      Xcel Energy, Inc.    38,269                                            743
                                                                     -----------
                                                                          36,621

      WARRANTS  0.0% of net assets

      TECHNOLOGY HARDWARE & EQUIPMENT  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. Expires 12/10/07 11,390                        8

      SHORT-TERM INVESTMENTS  4.9% of net assets

      BlackRock Liquidity Fund Temp Cash Institutional
      Shares #21    10,000,000                                            10,000

      Provident Institutional TempFund    45,875,299                      45,875
                                                                     -----------
                                                                          55,875

                                                        FACE
      SECURITY                                         AMOUNT           VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
      U.S. TREASURY OBLIGATIONS 0.3% of net assets

    = U.S. Treasury Bills
        2.86%-3.19%, 09/15/05                              3,151           3,139

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $1,095,883, and the unrealized gains and losses were $119,947 and $(84,039), respectively.

The fund's portfolio holdings include $20,719 of securities on loan.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
1.9% of net assets

SHORT-TERM INVESTMENT  1.9%
--------------------------------------------------------------------------------
Institutional Money Market Trust    21,354,150                            21,354

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 07/31/05. All numbers x $1,000 except number of contracts.

                                            NUMBER
                                              OF         CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE          GAIN
FUTURES CONTRACTS

S&P 500 Index, e-mini
Futures, Long Expires
09/16/05                                         341       21,087            248

S&P 500 Index, Long
Expires 09/16/05                                 127       39,268          1,046
                                                                      ----------
                                                                           1,294

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. The fund commenced operations on 07/01/05 which is subsequent to the semiannual report date of 04/30/05. For more information please refer to the Schwab Funds' and Laudus Funds' semiannual and annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 97.0% OTHER INVESTMENT COMPANIES                         23,393          23,917
  1.8% SHORT-TERM INVESTMENT                                 440             440
--------------------------------------------------------------------------------
 98.8% TOTAL INVESTMENTS                                  23,833          24,357
  1.2% OTHER ASSETS AND LIABILITIES, NET                                     296
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                   24,653

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  97.0% of net assets

      EQUITY FUNDS  63.6%
      --------------------------------------------------------------------------
 /(3) Laudus International MarketMasters Fund, Select
      Shares    148,555                                                    2,411
 /(7) Laudus Rosenberg International Small Capitalization
      Fund, Institutional Shares    83,542                                 1,435
 /(8) Laudus Rosenberg U.S. Discovery Fund, Institutional
      Shares    55,402                                                       974
 /(5) Laudus Rosenberg U.S. Large Capitalization Growth
      Fund, Institutional Shares    193,025                                1,681
 /(2) Schwab Core Equity Fund    363,640                                   5,793
 /(6) Schwab Dividend Equity Fund, Select Shares    126,092                1,663
 /(4) Schwab Small-Cap Equity Fund, Select Shares    106,976               1,707
                                                                     -----------
                                                                          15,664

      FIXED-INCOME FUNDS  32.5%
      --------------------------------------------------------------------------
 /(1) Schwab Total Bond Market Fund    778,239                             7,790
 /(9) Schwab YieldPlus Fund, Select Shares    23,893                         232
                                                                     -----------
                                                                           8,022

      MONEY FUNDS  0.9%
      --------------------------------------------------------------------------
/(10) Schwab Value Advantage Money Fund, Institutional
      Shares    230,837                                                      231

                                                        FACE
      SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ X 1,000)
      SHORT-TERM INVESTMENT  1.8% of net assets

      HSBC Bank, USA Grand Cayman Time Deposit
        2.74%, 08/04/05                                      440             440

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $23,833, and the unrealized gains and losses were $597 and $(73), respectively.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. The fund commenced operations on 07/01/05 which is subsequent to the semiannual report date of 04/30/05. For more information please refer to the Schwab Funds' and Laudus Funds' semiannual and annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 97.4% OTHER INVESTMENT COMPANIES                         23,562          24,144
  1.5% SHORT-TERM INVESTMENT                                 383             383
--------------------------------------------------------------------------------
 98.9% TOTAL INVESTMENTS                                  23,945          24,527
  1.1% OTHER ASSETS AND LIABILITIES, NET                                     264
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                   24,791

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  97.4% of net assets

      EQUITY FUNDS  70.0%
      --------------------------------------------------------------------------
 /(3) Laudus International MarketMasters Fund, Select
      Shares     151,381                                                   2,457
 /(6) Laudus Rosenberg International Small
      Capitalization Fund, Institutional Shares    113,544                 1,950
 /(8) Laudus Rosenberg U.S. Discovery Fund, Institutional
      Shares    56,428                                                       992
 /(5) Laudus Rosenberg U.S. Large Capitalization Growth
      Fund, Institutional Shares    224,736                                1,958
 /(2) Schwab Core Equity Fund    365,626                                   5,824
 /(7) Schwab Dividend Equity Fund, Select Shares    146,940                1,938
 /(4) Schwab Small-Cap Equity Fund, Select Shares    140,001               2,234
                                                                     -----------
                                                                          17,353

      FIXED-INCOME FUNDS  26.4%
      --------------------------------------------------------------------------
 /(1) Schwab Total Bond Market Fund    631,338                             6,320
 /(9) Schwab YieldPlus Fund, Select Shares    24,393                         236
                                                                     -----------
                                                                           6,556

      MONEY FUNDS  1.0%
      --------------------------------------------------------------------------
/(10) Schwab Value Advantage Money Fund, Institutional
      Shares    235,672                                                      235

                                                        FACE
      SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ X 1,000)
      SHORT-TERM INVESTMENT  1.5% of net assets

      Citibank NA, Nassau Time Deposit
        2.74%, 08/01/05                                      383             383

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $23,945, and the unrealized gains and losses were $637 and $(55), respectively.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. The fund commenced operations on 07/01/05 which is subsequent to the semiannual report date of 04/30/05. For more information please refer to the Schwab Funds' and Laudus Funds' semiannual and annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  97.2% OTHER INVESTMENT COMPANIES                        11,993          12,321
   1.3% SHORT-TERM INVESTMENT                                169             169
--------------------------------------------------------------------------------
  98.5% TOTAL INVESTMENTS                                 12,162          12,490
   1.5% OTHER ASSETS AND LIABILITIES, NET                                    189
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                  12,679

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  97.2% of net assets

      EQUITY FUNDS  76.5%
      --------------------------------------------------------------------------
 /(3) Laudus International MarketMasters Fund, Select
      Shares    84,758                                                     1,376
 /(7) Laudus Rosenberg International Small
      Capitalization Fund, Institutional Shares    50,586                    869
 /(8) Laudus Rosenberg U.S. Discovery Fund, Institutional
      Shares    35,844                                                       630
 /(5) Laudus Rosenberg U.S. Large Capitalization Growth
      Fund, Institutional Shares    128,583                                1,120
 /(1) Schwab Core Equity Fund    209,167                                   3,332
 /(6) Schwab Dividend Equity Fund, Select Shares    84,097                 1,109
 /(4) Schwab Small-Cap Equity Fund, Select Shares    79,039                1,261
                                                                     -----------
                                                                           9,697

      FIXED-INCOME FUNDS  19.8%
      --------------------------------------------------------------------------
 /(2) Schwab Total Bond Market Fund    238,112                             2,384
 /(9) Schwab YieldPlus Fund, Select Shares    12,417                         120
                                                                     -----------
                                                                           2,504

      MONEY FUNDS  0.9%
      --------------------------------------------------------------------------
/(10) Schwab Value Advantage Money Fund, Institutional
      Shares    119,974                                                      120

                                                        FACE
      SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ X 1,000)
      SHORT-TERM INVESTMENT  1.3% of net assets

      Citibank NA, Nassau Time Deposit
        2.74%, 08/01/05                                      169             169

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $12,162, and the unrealized gains and losses were $348 and $(20), respectively.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. The fund commenced operations on 07/01/05 which is subsequent to the semiannual report date of 04/30/05. For more information please refer to the Schwab Funds' and Laudus Funds' semiannual and annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  89.1% OTHER INVESTMENT COMPANIES                         4,522           4,663
   6.2% SHORT-TERM INVESTMENT                                322             322
--------------------------------------------------------------------------------
  95.3% TOTAL INVESTMENTS                                  4,844           4,985
   4.7% OTHER ASSETS AND LIABILITIES, NET                                    245
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                   5,230

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  89.1% of net assets

      EQUITY FUNDS  76.3%
      --------------------------------------------------------------------------
 /(2) Laudus International MarketMasters Fund, Select
      Shares    37,818                                                       614
 /(6) Laudus Rosenberg International Small
      Capitalization Fund, Institutional Shares    24,550                    421
 /(8) Laudus Rosenberg U.S. Discovery Fund, Institutional
      Shares    16,254                                                       286
 /(5) Laudus Rosenberg U.S. Large Capitalization Growth
      Fund, Institutional Shares    48,572                                   423
 /(1) Schwab Core Equity Fund    81,946                                    1,305
 /(7) Schwab Dividend Equity Fund, Select Shares    31,761                   419
 /(4) Schwab Small-Cap Equity Fund, Select Shares    32,858                  524
                                                                     -----------
                                                                           3,992

      FIXED-INCOME FUNDS  12.0%
      --------------------------------------------------------------------------
 /(3) Schwab Total Bond Market Fund    58,428                                585
 /(9) Schwab YieldPlus Fund, Select Shares    4,441                           43
                                                                     -----------
                                                                             628

      MONEY FUNDS  0.8%
      --------------------------------------------------------------------------
/(10) Schwab Value Advantage Money Fund, Institutional
      Shares    42,900                                                        43

                                                        FACE
      SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ X 1,000)
      SHORT-TERM INVESTMENT  6.2% of net assets

      Wachovia Bank, Grand Cayman Time
      Deposit
        2.74%, 08/01/05                                      322             322

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $4,844, and the unrealized gains and losses were $146 and $(5), respectively.

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS as of July 31, 2005, unaudited

The following are the portfolio holdings at 07/31/05. The fund commenced operations on 07/01/05 which is subsequent to the semiannual report date of 04/30/05. For more information please refer to the Schwab Funds' and Laudus Funds' semiannual and annual reports.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top holdings.

(1) Top Holding

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  98.0% OTHER INVESTMENT COMPANIES                         9,549           9,568
   0.0% SHORT-TERM INVESTMENT                                  4               4
--------------------------------------------------------------------------------
  98.0% TOTAL INVESTMENTS                                  9,553           9,572
   2.0% OTHER ASSETS AND LIABILITIES, NET                                    192
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                   9,764

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  98.0% of net assets

      EQUITY FUNDS  20.2%
      --------------------------------------------------------------------------
 /(5) Laudus International MarketMasters Fund, Select
      Shares    18,436                                                       299
 /(3) Schwab Dividend Equity Fund, Select Shares    126,634                1,670
                                                                     -----------
                                                                           1,969

      FIXED-INCOME FUNDS  72.9%
      --------------------------------------------------------------------------
 /(1) Schwab Total Bond Market Fund    472,763                             4,733
 /(2) Schwab YieldPlus Fund, Select Shares    246,816                      2,389
                                                                     -----------
                                                                           7,122

      MONEY FUNDS  4.9%
      --------------------------------------------------------------------------
 /(4) Schwab Value Advantage Money Fund, Institutional
      Shares    476,910                                                      477

                                                        FACE
      SECURITY                                         AMOUNT           VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
      SHORT-TERM INVESTMENT  0.0% of net assets

      Brown Brothers Harriman, Grand Cayman
      Time Deposit
        2.74%, 08/01/05                                        4               4

END OF INVESTMENTS.

At 07/31/05, the tax basis cost of the fund's investments was $9,553, and the unrealized gains and losses were $65 and $(46), respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Investments
               -------------------

By: /S/ Evelyn Dilsaver
    --------------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: September 12, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Evelyn Dilsaver
    --------------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: September 12, 2005


By: /S/ George Pereira
    --------------------------------
      George Pereira
      Principal Financial Officer

Date: September 12, 2005